UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS/A

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986
                                   ---------

                       FRANKLIN INVESTORS SECURITIES TRUST
                       -----------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 4/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                  APRIL 30, 2007
--------------------------------------------------------------------------------

                                        Franklin Adjustable
                                        U.S. Government Securities Fund

                                        Franklin Floating Rate
                                        Daily Access Fund

                                        Franklin Low Duration
                                        Total Return Fund

                                        Franklin Total Return Fund

--------------------------------------------------------------------------------
   SEMIANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................     1

SEMIANNUAL REPORT

Economic and Market Overview .............................................     3

Franklin Adjustable U.S. Government Securities Fund ......................     4

Franklin Floating Rate Daily Access Fund .................................    11

Franklin Low Duration Total Return Fund ..................................    21

Franklin Total Return Fund ...............................................    28

Financial Highlights and Statements of Investments .......................    38

Financial Statements .....................................................    92

Notes to Financial Statements ............................................    97

Meeting of Shareholders ..................................................   117

Shareholder Information ..................................................   125

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended April 30, 2007, U.S. economic growth was partly restrained by housing market weakness that was exacerbated by sub-prime mortgage market woes. Lower manufacturing activity and mixed results in business and consumer spending also played into the slowdown, but a healthy job market and moderate inflation continued to support the economy. In this environment, the U.S. equity markets suffered from sell-offs in late February and mid-March, triggered by a sharp drop in China's Shanghai exchange, rebounding energy prices and comments on recession risks from former Federal Reserve Board Chairman Alan Greenspan. By period-end, equities had mostly recovered due to solid corporate profits. The Dow Jones Industrial Average reached a record high and returned +9.41%. 1 The Standard & Poor's 500 Index (S&P 500) had a total return of +8.60% and the NASDAQ Composite Index returned +7.12% for the six months under review. 2

1. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

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Log in at franklintempleton.com and click on eDelivery. Shareholders who are
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accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

In the enclosed semiannual report for Franklin Investors Securities Trust, the portfolio managers discuss market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Investors Securities Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF APRIL 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

For the six months ended April 30, 2007, a slowing housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Spending for durable goods, as well as state and local government spending, contributed to growth in the first quarter of 2007.

Oil prices were volatile and ended the period higher than where they started. Headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. April's headline Consumer Price Index (CPI) reported a 12-month rise of 2.6%, while core CPI increased 2.3%. 1

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

The 10-year Treasury note yield rose slightly from 4.61% at the beginning of the period to 4.63% on April 30, 2007. Typically, the intermediate portion of the yield curve generally reflects market expectations of the future direction of inflation. A relatively moderate inflation environment contributed to little overall change in interest rates.

1.    Source: Bureau of Labor Statistics.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS APRIL 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                           Semiannual Report | 3

Franklin Adjustable

U.S. Government Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Adjustable U.S. Government Securities Fund seeks to provide a high level of current income while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage securities, which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. 1 Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac. 2

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Adjustable U.S. Government Securities Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FNMA ..................................................................    60.5%
FHLMC .................................................................    21.2%
GNMA ..................................................................    10.4%
Short-Term Investments & Other Net Assets .............................     7.9%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Adjustable U.S. Government Securities Fund's semiannual report for the period ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Adjustable U.S. Government Securities Fund - Class A posted a +2.61% cumulative total return for the six months under review. The

1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest.

2. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Please see the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will vary with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 40.


4 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Adjustable U.S. Government Securities Fund
11/1/06-4/30/07

--------------------------------------------------------------------------------
                                                  DIVIDEND PER SHARE
                                   ---------------------------------------------
MONTH                                      CLASS A                   CLASS C
--------------------------------------------------------------------------------
November                                3.5876 cents              3.3051 cents
--------------------------------------------------------------------------------
December                                3.4020 cents              3.0833 cents
--------------------------------------------------------------------------------
January                                 3.8946 cents              3.5790 cents
--------------------------------------------------------------------------------
February                                3.7483 cents              3.4762 cents
--------------------------------------------------------------------------------
March                                   3.5429 cents              3.2229 cents
--------------------------------------------------------------------------------
April                                   3.8043 cents              3.5079 cents
--------------------------------------------------------------------------------
TOTAL                                  21.9797 CENTS             20.1744 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund - Class A outperformed its benchmark, the Lehman Brothers U.S. Government
Index: 1-2 Year Component, which posted a +2.30% total return for the same period. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

INVESTMENT STRATEGY

We employ a conservative investment strategy as we strive to produce solid performance in a variety of interest rate climates. We tend to invest in seasoned adjustable-rate mortgage (ARM) securities, which tend to prepay at slower rates than newer-production ARMs that have not been through previous refinancing cycles. We choose securities using a value-oriented approach, emphasizing the bonds' economic fundamentals in relation to comparable securities as well as their historical prepayment performance.

MANAGER'S DISCUSSION

During the six months under review, we continued to invest primarily in agency ARM securities. We decreased our positions in Freddie Mac and Ginnie Mae mortgage-backed securities (MBS), and increased our positions in

3.    Source: Standard & Poor's Micropal. The Lehman Brothers U.S. Government
      Index: 1-2 Year Component includes fixed rate securities issued by the U.S. government with remaining maturity of one year up to, but not including, two years. Securities must have at least $250 million par amount outstanding and be rated investment grade. All issues included must be publicly issued, dollar denominated and nonconvertible. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                           Semiannual Report | 5

Fannie Mae MBS. However, this did not reflect any significant shift in our outlook for the three major MBS issuers. Despite a deteriorating housing market, we believe these issuers should be able to uphold their guarantees with regard to payment of principal and interest.

We thought hybrid ARMs continued to be attractive in the investment-grade bond universe. Consistent with our strategy, we focused on bonds that appeared undervalued and closely matched the characteristics of the Fund's benchmark. Normally, the Fund invests in ARMs that currently or soon will have higher coupons. These bonds more closely match our benchmark's interest rate exposure. Using a value-oriented approach, we assessed each bond's risk and return fundamentals relative to comparable securities.

Thank you for your continued participation in Franklin Adjustable U.S. Government Securities Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/T. Anthony Coffey

                   T. Anthony Coffey, CFA


[PHOTO OMITTED]    /s/Paul Varunok

                   Paul Varunok

                   Portfolio Management Team
                   Franklin Adjustable U.S. Government Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 4/30/07

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FISAX)                        CHANGE      4/30/07   10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.01        $8.89      $8.88
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                   $0.219797
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FCSCX)                        CHANGE      4/30/07   10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           $0.00        $8.88      $8.88
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                   $0.201744
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                6-MONTH                 1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +2.61%                 +4.96%     +13.51%           +48.15%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2           +0.35%                 +2.65%      +2.09%            +3.77%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                             +2.21%      +2.13%            +3.80%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 4                             4.93%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                     4.11%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6               0.91%
-----------------------------------------------------------------------------------------------------------
CLASS C                                6-MONTH                 1-YEAR      3-YEAR      INCEPTION (7/1/03)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +2.29%                 +4.43%      +8.09%            +8.42%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2           +1.29%                 +3.43%      +2.63%            +2.13%
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                             +3.21%      +2.38%            +2.07%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 4                             4.65%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                     3.82%
-----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6               1.30%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 7

ENDNOTES

INTEREST RATE MOVEMENTS, UNSCHEDULED MORTGAGE PREPAYMENTS AND OTHER RISK FACTORS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the sum of the respective class's past 30 days' daily distributions and the maximum offering price (NAV for Class C) per share on 4/30/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.


8 | Semiannual Report

Your Fund's Expenses

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06         VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,026.10                 $4.62
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,020.23                 $4.61
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,022.90                 $6.67
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,018.20                 $6.66
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.92% and C: 1.33%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


10 | Semiannual Report

Franklin Floating Rate Daily Access Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Floating Rate Daily Access Fund seeks to provide a high level of current income and, secondarily, preservation of capital by investing at least 80% of its net assets in income-producing floating interest rate corporate loans and corporate debt securities.

--------------------------------------------------------------------------------
WHAT ARE SYNDICATED
BANK LOANS?
--------------------------------------------------------------------------------
Syndicated bank loans are typically floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR, the London InterBank Offered Rate.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN

Franklin Floating Rate Daily Access Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Senior Floating Rate Interests ..................................          94.5%
Short-Term Investments & Other Net Assets .......................           5.5%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Floating Rate Daily Access Fund covers the period ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Floating Rate Daily Access Fund - Class A posted a +3.53% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Credit Suisse (CS) Leveraged Loan Index, which posted a +3.99% total return for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

SYNDICATED BANK LOAN MARKET OVERVIEW

During the six-month period under review, the Federal Reserve Board kept short-term interest rates steady, with the federal funds target rate remaining at

1. Source: Credit Suisse (CS). The CS Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 50.


                                                          Semiannual Report | 11

5.25%. Similarly, the three-month LIBOR remained relatively flat at 5.36%. The overall yield curve also remained relatively unchanged, with yield on the 10-year Treasury increasing marginally from 4.61% at the beginning of the period to 4.63% on April 30, 2007.

The bank loan market continued to experience strong demand and record new-issue volume throughout the period. Record merger and acquisition activity was the primary driving factor of the new-issue volume, which was also helped by a large number of sizable transactions. Many of these transactions were leveraged buyouts (LBOs), where a company is taken private by equity sponsors, and this LBO activity also reached record levels. Private equity sponsors remained active, largely as a result of significant liquidity and cash on their balance sheets, leading to the larger deals.

Many transactions included dividend recapitalizations or refinancings as borrowers took advantage of strong demand. Issuers often took advantage of favorable capital market conditions to fund dividend payments to their private equity sponsors or public shareholders by issuing additional debt within their capital structure. Many borrowers also repriced their loans, lowering the spread over LIBOR and reducing their overall interest expense, adversely impacting the income available to investors.

An interesting occurrence in the first part of 2007 was the growing prevalence of deals that had fewer covenants in place. Such covenants (certain financial ratios and restrictions that a company agrees to follow) exist to protect investors, but with a borrower-friendly market over the past six months, deals with fewer covenants became more common. It is unclear whether this trend will become more permanent as the loan market continues to evolve or was a temporary fad in the currently strong market.

For the period, much of the demand came from a proliferation of new collateralized loan obligation (CLO) investment vehicles. However, the loan market also experienced increasing demand from new and existing crossover accounts, including hedge funds and traditional high yield bond investors, who found the loan asset class to be attractive relative to high yield and other fixed income asset classes. These crossover investors became a more meaningful investor base in the first part of 2007.

In early 2007, the bank loan market reached new highs in terms of valuations, and loan spreads tightened to historical lows despite weaker loan structures. More recently, spread tightening abated, and valuations fell from their highs.

The strong demand and favorable outlook for the loan asset class came from an attractive risk/reward profile versus other fixed income asset classes, as well


12 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Floating Rate Daily Access Fund
11/1/06-4/30/07

---------------------------------------------------------------------------------------------
                                                  DIVIDEND PER SHARE
                  ---------------------------------------------------------------------------
  MONTH                CLASS A            CLASS B             CLASS C          ADVISOR CLASS
---------------------------------------------------------------------------------------------
  November          5.3551 cents       4.7308 cents        5.0336 cents         5.5664 cents
---------------------------------------------------------------------------------------------
  December          5.2026 cents       4.6952 cents        4.8642 cents         5.4065 cents
---------------------------------------------------------------------------------------------
  January           6.0018 cents       5.3144 cents        5.6482 cents         6.2333 cents
---------------------------------------------------------------------------------------------
  February          4.9270 cents       4.3480 cents        4.6298 cents         5.1234 cents
---------------------------------------------------------------------------------------------
  March             5.1700 cents       4.5785 cents        4.8153 cents         5.3860 cents
---------------------------------------------------------------------------------------------
  April             5.4036 cents       4.7677 cents        5.0760 cents         5.6339 cents
---------------------------------------------------------------------------------------------
  TOTAL            32.0601 CENTS      28.4346 CENTS       30.0671 CENTS        33.3495 CENTS
---------------------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

as its defensive characteristics if credit fundamentals deteriorate. Loans have historically experienced lower volatility compared to many other fixed income investments, largely due to their seniority in the capital structure, their security with the borrower's assets pledged as collateral, and their floating rate nature, which typically results in less interest rate sensitivity.

Lastly, loan market default rates declined to near historical lows, stemming in large part from continued economic growth and favorable credit fundamentals, as most companies continued to meet or beat their earnings guidance. Many companies continued to maintain strong balance sheets with significant liquidity and relatively few impending maturities.

INVESTMENT STRATEGY

We use credit analysis to select corporate loan and corporate debt securities that meet our criteria. The Fund invests in a corporate loan or corporate debt security only if the manager judges that the borrower can meet the scheduled payments on the obligations. To help manage the credit risk associated with investing in below-investment-grade securities, we diversify the Fund by investing in hundreds of loans of companies that we have identified as having attractive risk/reward profiles, favorable capital structures, strong asset coverage and dominant market shares. This diversification potentially reduces credit risk by spreading assets across many different industries. The Fund offers investors the opportunity to buy and sell shares daily. To be able to offer daily liquidity, the Fund is managed to hold up to 20% of its assets in cash, depending on the market.


                                                          Semiannual Report | 13

TOP 10 HOLDINGS
Franklin Floating Rate Daily Access Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
HCA Inc.                                                                    2.0%
 HOSPITAL & NURSING MANAGEMENT
--------------------------------------------------------------------------------
NRG Energy Inc.                                                             1.4%
 ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         1.3%
 TRUCKS, CONSTRUCTION & FARM MACHINERY
--------------------------------------------------------------------------------
CSC Holdings Inc. (Cablevision)                                             1.3%
 CABLE & SATELLITE TELEVISION
--------------------------------------------------------------------------------
Hexion Specialty Chemicals Inc.                                             1.3%
 CHEMICALS: SPECIALTY
--------------------------------------------------------------------------------
IDEARC Inc. (Verizon Corp.)                                                 1.3%
 ADVERTISING & MARKETING SERVICES
--------------------------------------------------------------------------------
Fresenius Medical Care Holdings Inc.                                        1.2%
 MEDICAL & NURSING SERVICES
--------------------------------------------------------------------------------
Regal Cinemas Corp.                                                         1.1%
 MOVIES & ENTERTAINMENT
--------------------------------------------------------------------------------
Sungard Data Systems Inc.                                                   1.1%
 PACKAGED SOFTWARE
--------------------------------------------------------------------------------
Affinia Group                                                               1.1%
 AUTOMOTIVE AFTERMARKET
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The Fund remained focused on higher credit quality bank loans relative to our benchmark, which detracted from performance during the period. These loans offered less credit spread to the Fund, resulting in overall less yield and return versus the benchmark. However, these loans typically would be more defensive should the credit cycle turn and may result in less volatility for the Fund's share price, as measured by net asset value.

We continued to remain selective in our process of evaluating available credits, maintaining our focus on investing in higher credit quality loans that have attractive risk/return profiles.

During the period, we invested in IDEARC, the second-largest yellow pages directories publisher in the U.S., which was spun off from Verizon. IDEARC is well diversified in terms of its revenue stream with directories in 316 incumbent markets and 42 independent markets, in 35 states across the country. The company is the exclusive official publisher of Verizon print directories in its incumbent markets. We invested significantly in the company due to its stable free cash flow generation, strong revenue visibility, low capital requirements and diverse customer base.

The Fund also invested in Oshkosh Truck, a leading supplier of vehicles for a variety of necessary services. The company supplies vehicles for entities such as fire departments and refuse collectors, and the company is also the sole supplier for most of the military platforms it sells. We invested in the loan that financed the acquisition of JLG Industries, as we liked the acquisition, which broadened the company's product offerings into the non-residential construction segment. In addition, the two companies are market leaders in their respective sectors and have increased profitability in each of the past four years.

The Fund also participated in the financing of Freeport-McMoRan Copper and Gold's acquisition of Phelps Dodge. We found the loan attractive because Freeport is one of the world's largest producers of copper, gold and molybdenum, and the outlook for mining was favorable. Freeport operates the Grasberg mine, located in Papua, Indonesia, which is the world's largest copper and gold mine in terms of reserves. The acquisition of Phelps Dodge diversified Freeport's revenues and also added mines (in operation or under development) in North and South America and Africa. We found the loan attractive due to the significant value of the copper, gold and molybdenum reserves.

With regard to industries, the Fund increased its exposure in several hospital providers within the health care industry. We favored investments in hospital operators primarily due to a strong demographic trend that involves an aging population, increasing hospital expenditures and relatively stable government


14 | Semiannual Report
reimbursement. The most notable transaction within the hospital industry was our involvement in the $33 billion LBO of HCA, the largest for-profit hospital provider in the U.S., with additional operations in the U.K. and Switzerland. We found the loan attractive due to the company's cash flow generation, well-diversified base of hospitals and experienced management team. We also invested significantly in Health Management Associates, a leading rural or non-urban market hospital provider, since the company is the sole provider in half of its markets and the preferred provider in its remaining markets, and has stable cash flows.

Thank you for your continued participation in Franklin Floating Rate Daily Access Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/Richard S. Hsu

                   Richard S. Hsu, CFA


[PHOTO OMITTED]    /s/Madeline Lam

                   Madeline Lam

                   Portfolio Management Team
                   Franklin Floating Rate Daily Access Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 15

Performance Summary as of 4/30/07

FRANKLIN FLOATING RATE DAILY ACCESS FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FAFRX)                        CHANGE     4/30/07     10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.03      $10.09      $10.06
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.320601
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: FBFRX)                        CHANGE     4/30/07     10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.02      $10.08      $10.06
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.284346
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FCFRX)                        CHANGE     4/30/07     10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.02      $10.09      $10.07
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.300671
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: FDAAX)                  CHANGE     4/30/07     10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                          +$0.01      $10.09      $10.08
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.333495
--------------------------------------------------------------------------------


16 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------
CLASS A                                6-MONTH              1-YEAR      5-YEAR     INCEPTION (5/1/01)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +3.53%              +6.19%     +24.77%           +32.69%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2           +1.22%              +3.83%      +4.06%            +4.43%
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                          +3.75%      +4.07%            +4.40%
-------------------------------------------------------------------------------------------------------
   Distribution Rate 4                             6.18%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                     6.10%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6               0.93%
-------------------------------------------------------------------------------------------------------
CLASS B                                6-MONTH              1-YEAR      5-YEAR     INCEPTION (5/1/01)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +3.06%              +5.41%     +20.41%           +27.26%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2           -0.94%              +1.43%      +3.44%            +3.96%
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                          +1.36%      +3.46%            +3.94%
-------------------------------------------------------------------------------------------------------
   Distribution Rate 4                             5.58%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                     5.48%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6               1.66%
-------------------------------------------------------------------------------------------------------
CLASS C                                6-MONTH              1-YEAR      5-YEAR     INCEPTION (5/1/01)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +3.22%              +5.76%     +22.26%           +29.66%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2           +2.22%              +4.76%      +4.10%            +4.43%
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                          +4.69%      +4.12%            +4.40%
-------------------------------------------------------------------------------------------------------
   Distribution Rate 4                             5.94%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                     5.84%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6               1.32%
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS                          6-MONTH              1-YEAR      5-YEAR     INCEPTION (5/1/01)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +3.45%              +6.34%     +26.21%           +34.67%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2           +3.45%              +6.34%      +4.77%            +5.09%
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                          +6.26%      +4.78%            +5.06%
-------------------------------------------------------------------------------------------------------
   Distribution Rate 4                             6.59%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                     6.49%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6               0.68%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 17

ENDNOTES

INVESTORS SHOULD BE AWARE THAT THE FUND'S SHARE PRICE AND YIELD WILL FLUCTUATE WITH MARKET CONDITIONS. THE FUND SHOULD NOT BE CONSIDERED AN ALTERNATIVE TO MONEY MARKET FUNDS OR CDS. THE FLOATING-RATE LOANS AND DEBT SECURITIES IN WHICH THE FUND INVESTS TEND TO BE RATED BELOW INVESTMENT GRADE. INVESTING IN HIGHER-YIELDING, LOWER-RATED FLOATING-RATE LOANS AND DEBT SECURITIES INVOLVES GREATER RISK OF DEFAULT, WHICH COULD RESULT IN LOSS OF PRINCIPAL -- A RISK THAT MAY BE HEIGHTENED IN A SLOWING ECONOMY. IN ADDITION, THE FUND IS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN THE LOANS OF ONE BORROWER THAN A DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:          These shares have higher annual fees and expenses than Class
                  A shares.

CLASS C:          These shares have higher annual fees and expenses than Class
                  A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the sum of the respective class's past 30 days' daily distributions and the maximum offering price (NAV for Classes B, C and Advisor) per share on 4/30/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.


18 | Semiannual Report

Your Fund's Expenses

FRANKLIN FLOATING RATE DAILY ACCESS FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                                 VALUE 11/1/06         VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000              $1,035.30                 $4.54
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000              $1,020.33                 $4.51
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000              $1,030.60                 $8.21
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000              $1,016.71                 $8.15
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000              $1,032.20                 $6.55
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000              $1,018.35                 $6.51
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                     $1,000              $1,034.50                 $3.28
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000              $1,021.57                 $3.26
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.90%; B: 1.63%; C: 1.30%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


20 | Semiannual Report

Franklin Low Duration Total Return Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Low Duration Total Return Fund seeks as high a level of current income as is consistent with prudent investing, while seeking preservation of capital. The Fund invests primarily in investment-grade debt securities, including government and corporate debt securities and mortgage- and asset-backed securities, targeting an estimated average portfolio duration of three years or less.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Low Duration Total Return Fund's semi-annual report for the period ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Low Duration Total Return Fund - Class A posted a +2.74% cumulative total return for the six months under review. The Fund outperformed its benchmark, the Lehman Brothers (LB) U.S. Government Index: 1-3 Year Component, which posted a +2.34% total return for the same period. 1 You can find more of the Fund's performance data in the Performance Summary beginning on page 24.

--------------------------------------------------------------------------------
DURATION IS A MEASURE OF A BOND'S PRICE SENSITIVITY TO INTEREST RATE CHANGES. IN GENERAL, A PORTFOLIO OF SECURITIES WITH A LOWER DURATION CAN BE EXPECTED TO BE LESS SENSITIVE TO INTEREST RATE CHANGES THAN A PORTFOLIO WITH A HIGHER DURATION.
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

We seek to invest in a combination of fixed income securities, primarily from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, across the entire fixed income opportunity set, on a relative basis. When making investment decisions, we will evaluate business cycles, yield curves, and values between and within markets. Through a low duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a Fund with a higher duration.

1. Source: Standard & Poor's Micropal. The LB U.S. Government Index: 1-3 Year Component includes fixed rate securities issued by the U.S. government with remaining maturity of one year up to, but not including, three years. Securities must have at least $250 million par amount outstanding and be rated investment grade. All issues included must be publicly issued, dollar denominated and nonconvertible. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 66.


                                                          Semiannual Report | 21

PORTFOLIO BREAKDOWN
Franklin Low Duration Total Return Fund
Based on Total Investments as of 4/30/07

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

U.S. Government & Agency Securities                          48.0%

Mortgage-Backed Securities                                   20.6%

Corporate Bonds                                              11.9%

Foreign Government & Agency Securities                        6.1%

Asset-Backed & Commercial Mortgage-Backed Securities          3.8%

Convertible Bonds                                             0.4%

Short-Term Investments                                        9.2%

MANAGER'S DISCUSSION

For the six-month reporting period, relatively stable intermediate-term yields left prices largely unchanged across a variety of high-grade fixed income sectors. (Bond yield and price typically move in opposite directions.) The Fund focuses on less interest rate sensitive investments such as floating rate and shorter-maturity securities. Although the bulk of the portfolio is investment grade, we do have some exposure to more credit-sensitive sectors. During the reporting period, some of the more credit-sensitive investments outperformed higher quality assets by a small margin.

As we looked for new opportunities, our major investment sectors evolved but did not change dramatically. We continued to find value in international markets and remained overweighted in this arena. We looked to non-euro European and non-Japan Asian debt as we believed these sectors are often overlooked. However, we also searched through more traditional non-dollar sectors, such as Japan, as many of these securities offered what we considered attractive fundamentals.

Although near-term corporate profit forecasts remained strong, profit growth may weaken over the next few quarters should economic growth slow significantly. Considering this possibility and the risks inherent in many parts of the credit spectrum, we continued to seek more defensive areas for our allocations within the corporate bond sector.

The Federal Reserve Board (Fed) left short-term interest rates unchanged for the entire period under review. The market did not expect further increases and actually expected the Fed's next move to be a decline, as indicated by the Federal Funds Futures Contract Table. 2 Following our multi-sector strategy, we compared Treasuries at each part of the yield curve with agency debentures, agency mortgages and asset-backed securities. We continued to find the best opportunities outside the Treasury sector. We continued to believe there was a strong case for mortgage-related securities as a core holding across cycles due to their income-generating characteristics and lower volatility than many comparable credit-quality assets.

2. The federal funds futures contract is a key benchmark interest rate barometer that reflects the forward overnight effective rate for excess reserves that are traded among commercial banks in the U.S. federal funds market.


22 | Semiannual Report

Thank you for your continued participation in Franklin Low Duration Total Return Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/Roger A. Bayston

                   Roger A. Bayston, CFA


[PHOTO OMITTED]    /s/Kent Burns

                   Kent Burns, CFA


[PHOTO OMITTED]    /s/Christopher J. Molumphy

                   Christopher J. Molumphy, CFA

                   Portfolio Management Team
                   Franklin Low Duration Total Return Fund

DIVIDEND DISTRIBUTIONS*
Franklin Low Duration Total Return Fund
Class A
11/1/06-4/30/07

--------------------------------------------------------------------------------
MONTH                                                     DIVIDEND PER SHARE
--------------------------------------------------------------------------------
November                                                     3.1754 cents
--------------------------------------------------------------------------------
December                                                     2.9882 cents
--------------------------------------------------------------------------------
January                                                      3.4495 cents
--------------------------------------------------------------------------------
February                                                     2.9759 cents
--------------------------------------------------------------------------------
March                                                        3.3346 cents
--------------------------------------------------------------------------------
April                                                        3.6744 cents
--------------------------------------------------------------------------------
TOTAL                                                       19.5980 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 23

Performance Summary as of 4/30/07

FRANKLIN LOW DURATION TOTAL RETURN FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FLDAX)                         CHANGE    4/30/07    10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                           +$0.07      $9.86       $9.79
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                     $0.195980
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------
CLASS A                                  6-MONTH            1-YEAR        INCEPTION (11/17/04)
-----------------------------------------------------------------------------------------------
Cumulative Total Return 2                  +2.74%            +5.29%              +7.68%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 3              +0.38%            +2.97%              +2.12%
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                           +2.66%              +1.90%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                             4.25%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                     3.99%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
-----------------------------------------------------------------------------------------------
      Without Waiver                               1.41%
-----------------------------------------------------------------------------------------------
      With Waiver                                  0.90%
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE FUND'S MANAGER AND ADMINISTRATOR HAVE AGREED IN ADVANCE TO VOLUNTARILY WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. THE FUND'S MANAGER AND ADMINISTRATOR MAY END THIS ARRANGEMENT AT ANY TIME.


24 | Semiannual Report

ENDNOTES

INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S INVESTMENTS IN DERIVATIVES, SUCH AS FINANCIAL FUTURES AND OPTION CONTRACTS, MAY INVOLVE A SMALL INVESTMENT RELATIVE TO THE AMOUNT OF RISK ASSUMED. SOME DERIVATIVES ARE PARTICULARLY SENSITIVE TO CHANGES IN INTEREST RATES. THE RISKS OF FOREIGN SECURITIES INCLUDE CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY. DURING PERIODS OF DECLINING INTEREST RATES, PRINCIPAL PREPAYMENTS TEND TO INCREASE AS BORROWERS REFINANCE THEIR MORTGAGES AT LOWER RATES; THEREFORE THE FUND MAY BE FORCED TO REINVEST RETURNED PRINCIPAL AT LOWER INTEREST RATES, REDUCING ITS INCOME. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.62%. The manager and administrator may end this arrangement at any time, upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the past 30 days' daily distributions per share and the maximum offering price of $10.09 per share on 4/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 25

Your Fund's Expenses

FRANKLIN LOW DURATION TOTAL RETURN FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


26 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                          VALUE 11/1/06         VALUE 4/30/07      PERIOD* 11/1/06-4/30/07
---------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,027.40                  $4.52
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,020.33                  $4.51
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 27

Franklin Total Return Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Total Return Fund seeks to provide investors with high current income consistent with preservation of capital. Capital appreciation over the long term is a secondary goal. The Fund invests at least 85% of its assets in investment-grade debt securities. The Fund focuses on government and corporate debt securities and mortgage- and asset-backed securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Total Return Fund's semiannual report for the period ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Total Return Fund - Class A posted a +3.09% cumulative total return for the six months under review. The Fund - Class A performed comparably to one of its benchmarks, the Lehman Brothers (LB) U.S. Universal Index, which posted a total return of +2.97% for the same period. 1 It outperformed its other benchmark, the LB U.S. Aggregate Index, which returned +2.64%. 2 We are discontinuing use of the LB U.S. Universal Index as a benchmark because the LB U.S. Aggregate Index is a more widely accepted benchmark for this type of fund. You can find the Fund's long-term performance data in the Performance Summary beginning on page 32.

INVESTMENT STRATEGY

We seek to invest in a combination of fixed income securities, predominantly from across the investment-grade debt universe. We analyze securities using

1. Source: Standard & Poor's Micropal. The LB U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. It is designed to capture the entire portfolio management choice set of fixed income securities issued in U.S. dollars.

2. Source: Standard & Poor's Micropal. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

      The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 76.


28 | Semiannual Report

PORTFOLIO BREAKDOWN
Franklin Total Return Fund
Based on Total Investments

----------------------------------------------------------------------------------------
  SECTOR                                                    4/30/07        10/31/06
----------------------------------------------------------------------------------------
  Mortgage-Backed Securities                                  31.0%           34.4%
----------------------------------------------------------------------------------------
  Corporate Bonds                                             19.9%           19.2%
----------------------------------------------------------------------------------------
  Asset-Backed & Commercial Mortgage-Backed Securities        19.1%           15.8%
----------------------------------------------------------------------------------------
  U.S. Government & Agency Securities                          7.5%           14.5%
----------------------------------------------------------------------------------------
  Foreign Government & Agency Securities                       6.5%            6.9%
----------------------------------------------------------------------------------------
  Senior Floating Rate Interests                               3.5%            3.0%
----------------------------------------------------------------------------------------
  Convertible Bonds                                            0.5%            0.5%
----------------------------------------------------------------------------------------
  Credit-Linked Structured Note                                0.1%            0.2%
----------------------------------------------------------------------------------------
  Convertible Preferred Stock                                  0.1%            0.1%
----------------------------------------------------------------------------------------
  Short-Term Investments                                      11.8%            5.4%
----------------------------------------------------------------------------------------

proprietary and nonproprietary research to help us identify attractive investment opportunities, across the entire fixed income opportunity set, on a relative basis. The Fund may also invest up to 15% of its total assets in non-investment-grade debt securities.

MANAGER'S DISCUSSION

For the six-month period under review, relatively stable intermediate-term yields left prices largely unchanged across a variety of high-grade fixed income sectors. (Bond yield and price typically move in opposite directions.) Some of the more credit-sensitive investments outperformed higher quality assets by a small margin. For example, the LB U.S. Aggregate Index, which measures performance of investment-grade bonds, returned +2.64% for the six months ended April 30, 2007. 2 The LB U.S. Universal Index, which includes the LB U.S. Aggregate Index as well as some high yield, non-dollar and other components, returned +2.97%. 1 Although the bulk of the portfolio is investment grade, we do have some exposure to more credit-sensitive securities.

As we looked for new opportunities, our major investment sectors did not change dramatically over the past six months. We continued to find value in international markets and have invested in a diversified portfolio of fixed income securities. We looked to peripheral (non-euro) European and non-Japan Asian debt to benefit from a potential continued decline in the value of the U.S. dollar. However, we also searched through more traditional non-dollar sectors, such as Japan, as many of these securities offered what we considered attractive fundamentals.


                                                          Semiannual Report | 29

DIVIDEND DISTRIBUTIONS*
Franklin Total Return Fund
11/1/06-4/30/07

-------------------------------------------------------------------------------------------------------------
                                                    DIVIDEND PER SHARE (CENTS)
                     ----------------------------------------------------------------------------------------
  MONTH                  CLASS A           CLASS B          CLASS C           CLASS R     ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
  November                3.6352            3.3234           3.3022            3.4245        3.8461
-------------------------------------------------------------------------------------------------------------
  December**              5.4644            5.1460           5.1452            5.2704        5.6681
-------------------------------------------------------------------------------------------------------------
  January                 3.9381            3.5755           3.5749            3.7134        4.1761
-------------------------------------------------------------------------------------------------------------
  February                3.3969            3.0822           3.0871            3.2073        3.5955
-------------------------------------------------------------------------------------------------------------
  March                   3.9130            3.5813           3.5800            3.7069        4.1253
-------------------------------------------------------------------------------------------------------------
  April                   4.0720            3.7174           3.7295            3.8602        4.2923
-------------------------------------------------------------------------------------------------------------
  TOTAL                  24.4196           22.4258          22.4189           23.1827       25.7034
-------------------------------------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** Includes an additional 2.03 cent per share distribution to meet excise tax requirements.

The Federal Reserve Board (Fed) left short-term interest rates unchanged for the entire period under review. The market did not expect further increases and actually expected the Fed's next move to be a decline, as indicated by the Federal Funds Futures Contract Table. 3 Our analysis led us to believe that the U.S. economy should continue to expand in 2007, although headwinds such as a lower housing market could dampen growth. We believe that corporate credit default rates may remain subdued in the near term. However, risk premiums (additional yield offered to investors to assume higher credit risk) remained narrow for a broad range of fixed income asset classes. In this environment, we sought more defensive areas for our allocations within the corporate bond and bank loan sectors. Following our multi-sector strategy, we compared Treasuries at each part of the yield curve with agency debentures, agency mortgages, asset-backed securities and commercial mortgage-backed securities (CMBS). We found some of the best investment opportunities in CMBS. We continued to believe there was a strong case for mortgage-related securities as a core holding across cycles due to their income-generating characteristics and lower volatility than many comparable credit-quality assets.

3. The federal funds futures contract is a key benchmark interest rate barometer that reflects the forward overnight effective rate for excess reserves that are traded among commercial banks in the U.S. federal funds market.


30 | Semiannual Report

Thank you for your continued participation in Franklin Total Return Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/Roger A. Bayston

                   Roger A. Bayston, CFA


[PHOTO OMITTED]    /s/Kent Burns

                   Kent Burns, CFA


[PHOTO OMITTED]    /s/Christopher J. Molumphy

                  Christopher J. Molumphy, CFA

[PHOTO OMITTED]    /s/David Yuen

                   David Yuen, CFA, FRM

                   Portfolio Management Team
                   Franklin Total Return Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 31

Performance Summary as of 4/30/07

FRANKLIN TOTAL RETURN FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: FKBAX)                       CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$0.06       $10.01       $9.95
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.244196
--------------------------------------------------------------------------------
 CLASS B (SYMBOL: FBTLX)                       CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$0.06       $10.00       $9.94
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.224258
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: FCTLX)                       CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$0.06       $10.00       $9.94
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.224189
--------------------------------------------------------------------------------
 CLASS R (SYMBOL: FTRRX)                       CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$0.07       $10.01       $9.94
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.231827
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: FBDAX)                 CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$0.06       $10.02       $9.96
--------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
 Dividend Income                    $0.257034
--------------------------------------------------------------------------------


32 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------------
CLASS A                               6-MONTH                   1-YEAR      5-YEAR     INCEPTION (8/3/98)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2              +3.09%                   +7.66%     +31.99%           +64.58%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3          -1.27%                   +3.12%      +4.79%            +5.34%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                              +2.27%      +4.99%            +5.28%
----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                            4.11%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    4.34%
----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
----------------------------------------------------------------------------------------------------------
      Without Waiver                              1.09%
----------------------------------------------------------------------------------------------------------
      With Waiver                                 0.85%
----------------------------------------------------------------------------------------------------------
CLASS B                               6-MONTH                   1-YEAR      5-YEAR     INCEPTION (3/1/02)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2              +2.89%                   +7.12%     +29.28%           +30.60%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3          -1.11%                   +3.12%      +4.94%            +5.15%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                              +2.34%      +5.17%            +5.07%
----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                            3.91%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    4.15%
----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
----------------------------------------------------------------------------------------------------------
      Without Waiver                              1.49%
----------------------------------------------------------------------------------------------------------
      With Waiver                                 1.25%
----------------------------------------------------------------------------------------------------------
CLASS C                               6-MONTH                   1-YEAR      5-YEAR     INCEPTION (3/1/02)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2              +2.89%                   +7.12%     +29.27%           +30.69%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3          +1.89%                   +6.12%      +5.27%            +5.32%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                              +5.22%      +5.47%            +5.23%
----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                            3.90%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    4.13%
----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
----------------------------------------------------------------------------------------------------------
      Without Waiver                              1.49%
----------------------------------------------------------------------------------------------------------
      With Waiver                                 1.25%
----------------------------------------------------------------------------------------------------------
CLASS R                               6-MONTH                   1-YEAR      5-YEAR     INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2              +3.07%                   +7.39%     +30.36%           +33.06%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3          +3.07%                   +7.39%      +5.45%            +5.51%
----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                              +6.50%      +5.64%            +5.42%
----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                            4.04%
----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    4.28%
----------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
----------------------------------------------------------------------------------------------------------
      Without Waiver                              1.34%
----------------------------------------------------------------------------------------------------------
      With Waiver                                 1.10%
----------------------------------------------------------------------------------------------------------


                                                          Semiannual Report | 33

----------------------------------------------------------------------------------------------------------
 ADVISOR CLASS                             6-MONTH           1-YEAR        5-YEAR     INCEPTION (8/3/98)
----------------------------------------------------------------------------------------------------------
 Cumulative Total Return 2                  +3.22%           +7.82%       +33.64%           +68.29%
----------------------------------------------------------------------------------------------------------
 Average Annual Total Return 3              +3.22%           +7.82%        +5.97%            +6.13%
----------------------------------------------------------------------------------------------------------
 Avg. Ann. Total Return (3/31/07) 4                          +6.92%        +6.17%            +6.08%
----------------------------------------------------------------------------------------------------------
    Distribution Rate 5                              4.54%
----------------------------------------------------------------------------------------------------------
    30-Day Standardized Yield 6                      4.79%
----------------------------------------------------------------------------------------------------------
    Total Annual Operating Expenses 7
----------------------------------------------------------------------------------------------------------
       Without Waiver                                 0.84%
----------------------------------------------------------------------------------------------------------
       With Waiver                                    0.60%
----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE FUND'S MANAGER AND ADMINISTRATOR HAVE AGREED IN ADVANCE TO VOLUNTARILY WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. THE FUND'S MANAGER AND ADMINISTRATOR MAY END THIS ARRANGEMENT AT ANY TIME.


34 | Semiannual Report

ENDNOTES

INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. INVESTING IN DERIVATIVE SECURITIES SUCH AS FINANCIAL FUTURES AND OPTION CONTRACTS INVOLVES SPECIAL RISKS. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENTS IN FOREIGN SECURITIES ALSO INVOLVE SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 4.17%, 3.95%, 3.95%, 4.10% and 4.60% for Classes A, B, C, R and Advisor, respectively. The manager and administrator may end this agreement at any time, upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class's past 30 days' daily distributions and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 4/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 35

Your Fund's Expenses

FRANKLIN TOTAL RETURN FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


36 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT   ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06      VALUE 4/30/07     PERIOD* 11/1/06-4/30/07
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,030.90                 $4.28
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,020.58                 $4.26
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,028.90                 $6.29
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,018.60                 $6.26
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,028.90                 $6.29
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,018.60                 $6.26
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,030.70                 $5.54
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,019.34                 $5.51
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,032.20                 $3.02
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,021.82                 $3.01
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.85%; B: 1.25%; C: 1.25%; R: 1.10%; and
      Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 37

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  APRIL 30,
                                                    2007                              YEAR ENDED OCTOBER 31,
CLASS A                                          (UNAUDITED)         2006          2005          2004          2003          2002
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   8.88      $   8.93      $   9.06      $   9.16      $   9.38      $   9.46
                                                 --------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.186         0.303         0.292         0.277         0.313        0.390i

 Net realized and unrealized gains (losses) ...       0.044         0.025        (0.129)       (0.102)       (0.220)       (0.070)
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............       0.230         0.328         0.163         0.175         0.093         0.320
                                                 --------------------------------------------------------------------------------
Less distributions from net investment income .      (0.220)       (0.378)       (0.293)       (0.275)       (0.313)       (0.400)
                                                 --------------------------------------------------------------------------------
Redemption fees ...............................          -- f          -- f          -- f          -- f          --            --
                                                 --------------------------------------------------------------------------------
Net asset value, end of period ................    $   8.89      $   8.88      $   8.93      $   9.06      $   9.16      $   9.38
                                                 ================================================================================

Total return b ................................        2.61%         3.75%         1.82%         1.94%         1.00%         3.45%

RATIOS TO AVERAGE NET ASSETS

Expenses c ....................................        0.92% g,h     0.89% h       0.90%         0.89%         0.88%         0.88%

Net investment income .........................        4.23% g       3.50%         3.23%         3.01%         3.30%         4.14%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $326,640      $372,703      $475,213      $577,073      $651,701      $575,665

Portfolio turnover rated ......................       16.94%        15.91%        24.99%        49.67%       130.32%        85.05%

Portfolio turnover rate excluding mortgage
 dollar rolls d,e .............................       16.94%        15.91%        24.99%        45.38%        96.52%        85.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

c Prior to October 27, 2005, the expense ratio includes the fund's share of the U.S. Government Adjustable Rate Mortgage Portfolio's (the Portfolio) allocated net expenses.

d     Prior to October 27, 2005, represents the Portfolio's rate of turnover.

e     See Note 1(i) regarding mortgage dollar rolls.

f     Amount rounds to less than $0.001 per share.

g     Annualized.

h Benefit of expense reduction rounds to less than 0.01%. iBased on average daily shares outstanding.


38 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

                                                  -----------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   APRIL 30,
                                                     2007                       YEAR ENDED OCTOBER 31,
CLASS C                                           (UNAUDITED)        2006          2005          2004        2003 i
                                                  -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   8.88      $   8.92      $   9.05      $   9.16      $   9.28
                                                  -----------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.167         0.266         0.258         0.232         0.081

 Net realized and unrealized gains (losses) ...       0.035         0.038        (0.129)       (0.104)       (0.120)
                                                  -----------------------------------------------------------------
Total from investment operations ..............       0.202         0.304         0.129         0.128        (0.039)
                                                  -----------------------------------------------------------------
Less distributions from net investment income .      (0.202)       (0.344)       (0.259)       (0.238)       (0.081)
                                                  -----------------------------------------------------------------
Redemption fees ...............................          -- f          -- f          -- f          --            --
                                                  -----------------------------------------------------------------
Net asset value, end of period ................    $   8.88      $   8.88      $   8.92      $   9.05      $   9.16
                                                  =================================================================

Total return b ................................        2.29%         3.47%         1.43%         1.41%        (0.42)%

RATIOS TO AVERAGE NET ASSETS

Expenses c ....................................        1.33% g,h     1.28% h       1.28%         1.29%         1.26% g

Net investment income .........................        3.82% g       3.11%         2.85%         2.61%         2.92% g

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 32,679      $ 35,967      $ 48,461      $ 49,423      $ 12,868

Portfolio turnover rated d ....................       16.94%        15.91%        24.99%        49.67%       130.32%

Portfolio turnover rate excluding mortgage
  dollar rolls d,e ............................       16.94%        15.91%        24.99%        45.38%        96.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c Prior to October 27, 2005, the expense ratio includes the fund's share of the Portfolio allocated net expenses.

d     Prior to October 27, 2005, represents the Portfolio's rate of turnover.

e     See Note 1(i) regarding mortgage dollar rolls.

f     Amount rounds to less than $0.001 per share.

g     Annualized.

h     Benefit of expense reduction rounds to less than 0.01%

i     For the period July 1, 2003 (effective date) to October 31, 2003.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                 AMOUNT        VALUE
--------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.1%
  MORTGAGE-BACKED SECURITIES 92.1%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 21.2%
  FHLMC, 5.692%, 8/01/32 .......................................    $  668,735    $  684,985
  FHLMC, 5.772%, 1/01/23 .......................................       526,668       529,072
  FHLMC, 5.789%, 6/01/26 .......................................       437,769       445,290
  FHLMC, 5.797%, 2/01/37 .......................................     6,962,560     7,031,197
  FHLMC, 5.863%, 11/01/35 ......................................       572,763       586,882
  FHLMC, 5.865%, 3/01/32 .......................................     1,493,982     1,502,687
  FHLMC, 5.911%, 9/01/32 .......................................     1,360,770     1,394,315
  FHLMC, 5.954%, 12/01/19 ......................................     2,082,138     2,133,611
  FHLMC, 6.017%, 11/01/25 ......................................     5,032,661     5,064,299
  FHLMC, 6.07%, 6/01/29 ........................................     3,413,494     3,513,377
  FHLMC, 6.241%, 9/01/36 .......................................     4,955,078     5,029,484
  FHLMC, 6.331%, 4/01/25 .......................................     1,644,530     1,672,688
  FHLMC, 6.504%, 5/01/26 .......................................       225,757       227,453
  FHLMC, 6.725%, 12/01/27 ......................................        54,218        55,552
  FHLMC, 6.74%, 3/01/19 ........................................        51,452        52,132
  FHLMC, 6.75%, 11/01/16 .......................................       532,055       540,820
  FHLMC, 6.783%, 10/01/29 ......................................       152,106       152,846
  FHLMC, 6.797%, 7/01/18 .......................................       213,287       215,655
  FHLMC, 6.881%, 7/01/27 .......................................       459,761       464,349
  FHLMC, 6.886%, 12/01/21 ......................................        73,937        74,947
  FHLMC, 6.94%, 5/01/20 ........................................     1,787,330     1,799,940
  FHLMC, 6.971%, 12/01/16 ......................................       333,310       336,489
  FHLMC, 6.982%, 2/01/33 .......................................       357,126       361,603
  FHLMC, 6.998%, 4/01/29 .......................................     1,617,840     1,627,670
  FHLMC, 7.022%, 4/01/19 .......................................     1,005,122     1,017,452
  FHLMC, 7.025%, 5/01/32 .......................................     1,276,842     1,277,734
  FHLMC, 7.042%, 9/01/19 .......................................       508,881       514,626
  FHLMC, 7.094%, 9/01/18 .......................................     1,076,512     1,086,227
  FHLMC, 7.113%, 10/01/24 ......................................     1,253,115     1,269,434
  FHLMC, 7.129%, 8/01/32 .......................................     3,424,038     3,478,469
  FHLMC, 7.157%, 8/01/27 .......................................     1,824,884     1,882,277
  FHLMC, 7.175%, 3/01/18 .......................................       235,124       238,669
  FHLMC, 7.18%, 5/01/25 ........................................       374,082       381,245
  FHLMC, 7.181%, 4/01/25 .......................................     1,600,709     1,618,167
  FHLMC, 7.205%, 8/01/30 .......................................     3,636,661     3,706,173
  FHLMC, 7.214%, 4/01/18 .......................................       876,593       891,422
  FHLMC, 7.215%, 7/01/29 .......................................       179,357       183,739
  FHLMC, 7.217%, 11/01/29 ......................................     3,940,459     4,028,697
  FHLMC, 7.244%, 4/01/30 .......................................       345,733       348,387
  FHLMC, 7.253%, 10/01/18 ......................................       199,369       202,476
  FHLMC, 7.255%, 8/01/30 .......................................       237,737       241,095
  FHLMC, 7.264%, 3/01/32 .......................................       455,406       461,960
  FHLMC, 7.283%, 8/01/31 .......................................        64,051        64,684
  FHLMC, 7.29%, 1/01/23 ........................................     4,607,130     4,722,388
  FHLMC, 7.299%, 11/01/31 ......................................     3,696,328     3,752,422
  FHLMC, 7.302%, 7/01/20 .......................................       108,503       110,287
  FHLMC, 7.305%, 9/01/31 .......................................       341,310       344,221


40 | Semiannual Report

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------
                                                                         PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                      AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
  FHLMC, 7.356%, 10/01/25 ............................................    $  576,365    $   583,964
  FHLMC, 7.415%, 9/01/31 .............................................       356,014        360,178
  FHLMC, 7.424%, 12/01/30 ............................................     1,737,765      1,780,984
  FHLMC, 7.44%, 5/01/32 ..............................................       513,277        525,869
  FHLMC, 7.452%, 6/01/26 .............................................     3,949,733      3,990,744
  FHLMC, 7.464%, 8/01/31 .............................................        92,257         93,093
  FHLMC, 7.705%, 2/01/19 .............................................       152,690        153,169
  FHLMC, 7.71%, 12/01/28 .............................................       341,917        350,576
  FHLMC, 7.739%, 11/01/29 ............................................       962,251        976,961
                                                                                        -----------
                                                                                         76,135,132
                                                                                        -----------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 60.5%
  FNMA, 4.179%, 11/01/34 .............................................     1,191,259      1,198,219
  FNMA, 4.573%, 8/01/22 ..............................................        77,172         78,740
  FNMA, 4.625%, 9/01/32 ..............................................     2,145,784      2,171,057
  FNMA, 4.737%, 9/01/32 ..............................................     4,113,842      4,156,563
  FNMA, 4.78%, 2/01/33 ...............................................     2,115,145      2,156,957
  FNMA, 4.892%, 12/01/32 .............................................     3,493,619      3,555,039
  FNMA, 4.934%, 4/01/35 ..............................................     1,021,292      1,026,601
  FNMA, 4.973%, 12/01/17 .............................................       212,990        216,541
  FNMA, 5.017%, 9/01/32 ..............................................     1,856,101      1,872,276
  FNMA, 5.302%, 11/01/17 .............................................     2,109,795      2,129,811
  FNMA, 5.348%, 8/01/32 ..............................................       584,097        594,626
  FNMA, 5.457%, 1/01/26 ..............................................       748,404        774,530
  FNMA, 5.466%, 3/01/20 ..............................................       100,827        104,443
  FNMA, 5.468%, 10/01/28 .............................................       124,027        124,205
  FNMA, 5.50%, 1/01/17 ...............................................       716,822        719,791
  FNMA, 5.542%, 1/01/32 ..............................................     2,020,985      2,041,357
  FNMA, 5.551%, 5/01/32 ..............................................     2,330,892      2,359,086
  FNMA, 5.572%, 4/01/22 ..............................................     1,230,830      1,242,952
  FNMA, 5.584%, 5/01/19 ..............................................       916,730        921,761
  FNMA, 5.597%, 3/01/19 - 6/01/29 ....................................     3,981,264      4,025,154
  FNMA, 5.626%, 1/01/18 ..............................................     8,452,670      8,502,077
  FNMA, 5.626%, 6/01/20 ..............................................     1,644,167      1,659,176
  FNMA, 5.626%, 1/01/29 ..............................................     4,316,237      4,366,720
  FNMA, 5.63%, 7/01/32 ...............................................       482,767        487,951
  FNMA, 5.637%, 5/01/18 ..............................................     5,293,114      5,326,849
  FNMA, 5.641%, 5/01/21 ..............................................       407,348        411,676
  FNMA, 5.642%, 9/01/18 - 8/01/26 ....................................     2,524,264      2,542,842
  FNMA, 5.642%, 8/01/33 ..............................................     8,583,407      8,686,348
  FNMA, 5.642%, 9/01/34 ..............................................     4,547,852      4,573,780
  FNMA, 5.642%, 3/01/35 ..............................................     5,350,608      5,415,625
  FNMA, 5.646%, 3/01/33 ..............................................     2,886,001      2,920,517
  FNMA, 5.648%, 5/01/36 ..............................................     3,531,410      3,574,572
  FNMA, 5.649%, 5/01/36 ..............................................     2,124,671      2,150,622
  FNMA, 5.771%, 6/01/32 ..............................................       419,040        428,221
  FNMA, 5.802%, 9/01/32 ..............................................       652,851        661,246


                                                          Semiannual Report | 41

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 5.804%, 10/01/14 .................................................    $   118,770    $   118,686
  FNMA, 5.828%, 5/01/21 ..................................................        833,087        843,823
  FNMA, 5.86%, 7/01/24 ...................................................      1,140,813      1,153,175
  FNMA, 5.878%, 5/01/36 ..................................................      8,690,062      8,844,422
  FNMA, 5.924%, 4/01/19 ..................................................      1,158,466      1,167,319
  FNMA, 5.957%, 1/01/19 ..................................................        900,488        907,459
  FNMA, 5.999%, 12/01/24 .................................................        548,685        562,948
  FNMA, 6.095%, 6/01/32 ..................................................      1,623,619      1,654,784
  FNMA, 6.145%, 1/01/19 ..................................................      1,807,073      1,825,173
  FNMA, 6.171%, 8/01/36 ..................................................     23,471,728     23,889,716
  FNMA, 6.184%, 7/01/17 ..................................................        960,951        966,028
  FNMA, 6.218%, 9/01/36 ..................................................      5,992,847      6,075,324
  FNMA, 6.238%, 4/01/34 ..................................................      6,633,010      6,722,614
  FNMA, 6.263%, 10/01/17 .................................................        266,720        269,212
  FNMA, 6.288%, 3/01/26 ..................................................        895,577        911,883
  FNMA, 6.31%, 8/01/21 ...................................................      2,370,340      2,399,106
  FNMA, 6.322%, 10/01/22 .................................................        652,005        659,782
  FNMA, 6.328%, 2/01/30 ..................................................        389,048        392,302
  FNMA, 6.368%, 7/01/33 ..................................................      1,514,757      1,545,092
  FNMA, 6.424%, 6/01/17 ..................................................          8,217          8,270
  FNMA, 6.441%, 11/01/18 .................................................        111,847        113,904
  FNMA, 6.466%, 6/01/19 ..................................................        262,417        265,030
  FNMA, 6.52%, 11/01/31 ..................................................        393,440        393,349
  FNMA, 6.616%, 1/01/16 ..................................................        803,677        804,383
  FNMA, 6.641%, 3/01/20 ..................................................      2,721,414      2,773,342
  FNMA, 6.658%, 1/01/19 ..................................................        503,847        506,486
  FNMA, 6.70%, 1/01/25 ...................................................      3,281,348      3,321,792
  FNMA, 6.735%, 10/01/32 .................................................      1,231,215      1,244,817
  FNMA, 6.776%, 1/01/35 ..................................................      1,221,442      1,235,438
  FNMA, 6.788%, 5/01/19 ..................................................        403,773        406,166
  FNMA, 6.803%, 7/01/24 ..................................................        509,537        509,042
  FNMA, 6.875%, 12/01/20 .................................................        209,976        213,595
  FNMA, 6.912%, 1/01/19 ..................................................        408,354        412,464
  FNMA, 6.928%, 4/01/27 ..................................................      3,456,981      3,477,706
  FNMA, 6.938%, 6/01/31 ..................................................        686,334        696,988
  FNMA, 6.939%, 2/01/31 ..................................................        225,117        234,834
  FNMA, 6.956%, 12/01/17 .................................................        130,548        131,014
  FNMA, 6.975%, 3/01/18 ..................................................        145,684        145,965
  FNMA, 6.979%, 7/01/31 ..................................................         86,442         87,817
  FNMA, 6.985%, 4/01/32 ..................................................      1,520,123      1,548,532
  FNMA, 6.989%, 2/01/20 ..................................................        511,453        521,450
  FNMA, 6.997%, 10/01/31 .................................................        648,309        665,020
  FNMA, 7.00%, 8/01/16 - 6/01/19 .........................................        154,768        155,690
  FNMA, 7.03%, 6/01/31 ...................................................        610,407        617,180
  FNMA, 7.055%, 3/01/19 ..................................................        335,854        337,638
  FNMA, 7.056%, 12/01/20 .................................................        466,099        468,863
  FNMA, 7.06%, 4/01/18 ...................................................        175,513        178,374


42 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                           AMOUNT        VALUE
------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 7.061%, 4/01/32 ..................................................    $1,264,314    $1,280,465
  FNMA, 7.063%, 6/01/32 ..................................................       383,020       386,745
  FNMA, 7.064%, 5/01/32 ..................................................     1,101,955     1,120,895
  FNMA, 7.074%, 3/01/22 ..................................................        21,316        21,484
  FNMA, 7.09%, 5/01/31 - 3/01/32 .........................................       405,174       410,610
  FNMA, 7.095%, 11/01/27 .................................................       119,416       120,373
  FNMA, 7.10%, 6/01/19 ...................................................       206,938       209,637
  FNMA, 7.101%, 6/01/19 ..................................................       420,113       424,218
  FNMA, 7.101%, 10/01/24 .................................................     7,131,027     7,289,465
  FNMA, 7.102%, 10/01/19 .................................................       541,697       544,808
  FNMA, 7.123%, 2/01/32 ..................................................       152,304       155,306
  FNMA, 7.125%, 8/01/29 ..................................................       408,535       413,446
  FNMA, 7.127%, 3/01/20 ..................................................       236,792       237,552
  FNMA, 7.128%, 10/01/32 .................................................       136,260       137,173
  FNMA, 7.135%, 8/01/29 ..................................................       252,851       250,741
  FNMA, 7.142%, 9/01/31 ..................................................       293,647       297,508
  FNMA, 7.149%, 11/01/20 .................................................       245,939       248,207
  FNMA, 7.154%, 3/01/32 ..................................................     3,125,544     3,168,959
  FNMA, 7.16%, 9/01/22 ...................................................     1,164,618     1,175,292
  FNMA, 7.172%, 2/01/29 ..................................................       358,517       366,415
  FNMA, 7.18%, 8/01/31 ...................................................       196,985       197,079
  FNMA, 7.182%, 3/01/32 ..................................................       417,966       423,228
  FNMA, 7.194%, 4/01/19 ..................................................       713,306       722,948
  FNMA, 7.194%, 12/01/19 .................................................       303,717       308,042
  FNMA, 7.195%, 2/01/25 ..................................................        42,884        43,327
  FNMA, 7.195%, 2/01/32 ..................................................       771,227       783,979
  FNMA, 7.20%, 3/01/19 ...................................................       186,658       188,940
  FNMA, 7.201%, 6/01/32 ..................................................       562,222       568,410
  FNMA, 7.209%, 5/01/27 ..................................................     2,052,293     2,074,356
  FNMA, 7.216%, 11/01/36 .................................................       904,560       917,401
  FNMA, 7.23%, 6/01/27 ...................................................       750,362       756,548
  FNMA, 7.233%, 1/01/31 ..................................................       811,818       827,334
  FNMA, 7.25%, 2/01/19 - 2/01/32 .........................................       410,076       415,398
  FNMA, 7.25%, 4/01/31 ...................................................     1,718,183     1,744,020
  FNMA, 7.252%, 3/01/21 ..................................................       130,714       132,072
  FNMA, 7.252%, 10/01/30 .................................................       540,844       545,324
  FNMA, 7.259%, 1/01/29 ..................................................       594,924       613,520
  FNMA, 7.27%, 11/01/31 ..................................................       261,095       264,180
  FNMA, 7.277%, 11/01/30 .................................................     5,411,493     5,466,730
  FNMA, 7.278%, 1/01/31 ..................................................       729,685       733,730
  FNMA, 7.279%, 9/01/39 ..................................................       859,684       870,610
  FNMA, 7.28%, 12/01/27 ..................................................     1,081,527     1,088,327
  FNMA, 7.282%, 12/01/32 .................................................     1,161,371     1,186,177
  FNMA, 7.302%, 5/01/25 ..................................................     1,173,242     1,183,868
  FNMA, 7.309%, 12/01/18 .................................................       233,714       235,485
  FNMA, 7.336%, 5/01/29 ..................................................       243,224       246,950
  FNMA, 7.34%, 5/01/32 ...................................................       704,527       707,664


                                                          Semiannual Report | 43

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                           AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 7.358%, 8/01/28 .................................................................    $  1,809,718    $  1,831,818
  FNMA, 7.371%, 11/01/17 ................................................................       1,061,128       1,072,804
  FNMA, 7.391%, 11/01/26 ................................................................          90,303          90,641
  FNMA, 7.395%, 9/01/30 .................................................................         288,820         291,458
  FNMA, 7.405%, 11/01/31 ................................................................          82,391          83,244
  FNMA, 7.43%, 6/01/19 ..................................................................         585,753         591,294
  FNMA, 7.465%, 4/01/30 .................................................................         697,781         709,132
  FNMA, 7.516%, 7/01/26 .................................................................       1,017,308       1,029,601
  FNMA, 7.598%, 9/01/29 .................................................................         201,852         203,612
  FNMA, 7.617%, 5/01/19 .................................................................         398,278         403,045
  FNMA, 7.635%, 3/01/25 .................................................................         230,200         228,322
  FNMA, 7.669%, 9/01/25 .................................................................         723,077         734,019
  FNMA, 7.677%, 1/01/29 .................................................................         580,962         589,353
  FNMA, 7.724%, 6/01/28 .................................................................       2,442,380       2,474,845
                                                                                                             ------------
                                                                                                              217,400,062
                                                                                                             ------------
a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 10.4%
  GNMA, 5.375%, 4/20/22 - 6/20/31 .......................................................       5,390,557       5,450,489
  GNMA, 5.50%, 7/20/29 - 9/20/31 ........................................................       6,147,020       6,227,356
  GNMA, 5.75%, 7/20/21 - 9/20/27 ........................................................       3,985,744       4,032,621
  GNMA, 6.125%, 10/20/23 - 10/20/26 .....................................................       9,675,333       9,790,987
  GNMA, 6.375%, 1/20/23 - 2/20/28 .......................................................      11,754,418      11,887,767
  GNMA, 6.75%, 7/20/25 ..................................................................          40,377          40,541
                                                                                                             ------------
                                                                                                               37,429,761
                                                                                                             ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $334,460,912) ..................................                     330,964,955
                                                                                                             ------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $97,550) 0.0% b
  FINANCE 0.0% b
a Travelers Mortgage Services Inc., 1998-5A, A, FRN, 8.055%, 12/25/18 ...................          95,902          95,903
                                                                                                             ------------
  TOTAL LONG TERM INVESTMENTS (COST $334,558,462) .......................................                     331,060,858
                                                                                                             ------------


                                                                                             ------------    ------------
                                                                                                 SHARES           VALUE
                                                                                             ------------    ------------
  SHORT TERM INVESTMENTS 6.9%
  MONEY MARKET FUND (COST $17,946,959) 5.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ..................      17,946,959      17,946,959
                                                                                                             ------------


44 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
  FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENT (COST $6,938,763) 1.9%
d Joint Repurchase Agreement, 5.16%, 5/01/07 (Maturity Value $6,939,757) ....................    $  6,938,763    $  6,938,763
   ABN AMRO Bank, NV, New York Branch (Maturity Value $635,752)
   Banc of America Securities LLC (Maturity Value $579,955)
   Barclays Capital Inc. (Maturity Value $635,752)
   Bear, Stearns & Co. Inc. (Maturity Value $446,226)
   BNP Paribas Securities Corp. (Maturity Value $579,955)
   Deutsche Bank Securities Inc. (Maturity Value $579,955)
   Goldman, Sachs & Co. (Maturity Value $579,955)
   Greenwich Capital Markets Inc. (Maturity Value $579,955)
   Lehman Brothers Inc. (Maturity Value $526,590)
   Merrill Lynch Government Securities Inc. (Maturity Value $579,955)
   Morgan Stanley & Co. Inc. (Maturity Value $579,955)
   UBS Securities LLC (Maturity Value $635,752)
     Collateralized by U.S. Government Agency Securities, 3.00% - 6.375%, 5/15/07 - 4/02/12;
     e U.S. Government Agency Discount Notes, 7/06/07 - 9/27/07;
     e U.S. Treasury Bill, 8/02/07 and U.S. Treasury Notes, 0.875% - 6.00%, 8/15/07 - 1/31/12
                                                                                                                 ------------
  TOTAL SHORT TERM INVESTMENTS (COST $24,885,722) ...........................................                      24,885,722
                                                                                                                 ------------
  TOTAL INVESTMENTS (COST $359,444,184) 99.0% ...............................................                     355,946,580
  OTHER ASSETS, LESS LIABILITIES 1.0% .......................................................                       3,373,093
                                                                                                                 ------------
  NET ASSETS 100.0% .........................................................................                    $359,319,673
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 91.

a     The coupon rate shown represents the rate at period end.

b     Rounds to less than 0.1% of net assets.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

d     See Note 1(c) regarding repurchase agreements.

e     The security is traded on a discount basis with no stated coupon rate.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FLOATING RATE DAILY ACCESS FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                                  YEAR ENDED OCTOBER 31,
CLASS A                                           (UNAUDITED)            2006           2005         2004         2003         2002
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $    10.06       $    10.11     $    10.13     $  10.03     $   9.69     $   9.95
                                                  ---------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................        0.321            0.599          0.416        0.281        0.388        0.437

 Net realized and unrealized gains (losses) ...        0.030           (0.048)        (0.018)       0.102        0.341       (0.248)
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............        0.351            0.551          0.398        0.383        0.729        0.189
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income .       (0.321)          (0.601)        (0.418)      (0.283)      (0.389)      (0.449)
                                                  ---------------------------------------------------------------------------------
Redemption fees ...............................           -- c             -- c           -- c         -- c         --           --
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $    10.09       $    10.06     $    10.11     $  10.13     $  10.03     $   9.69
                                                  =================================================================================

Total return b ................................         3.53%            5.59%          4.00%        3.87%        7.65%        1.87%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................         0.89% d,e        0.87% e        0.89% e      0.94% e      1.05%        1.12%

Net investment income .........................         6.41% d          5.94%          4.26%        2.71%        3.83%        4.33%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $1,669,711       $1,742,514     $1,890,591     $615,002     $127,660     $ 49,389

Portfolio turnover rate .......................        37.84%           74.56%         77.13%       50.52%       85.54%       76.17%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     Amount rounds to less than $0.001 per share.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.


46 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN FLOATING RATE DAILY ACCESS FUND

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  APRIL 30,
                                                    2007                             YEAR ENDED OCTOBER 31,
CLASS B                                          (UNAUDITED)       2006          2005          2004          2003          2002
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  10.06      $  10.10      $  10.12      $  10.02      $   9.68      $   9.95
                                                 --------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.283         0.524         0.339         0.207         0.328         0.379

 Net realized and unrealized gains (losses) ...       0.021        (0.037)       (0.015)        0.105         0.333        (0.251)
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............       0.304         0.487         0.324         0.312         0.661         0.128
                                                 --------------------------------------------------------------------------------
Less distributions from net investment income .      (0.284)       (0.527)       (0.344)       (0.212)       (0.321)       (0.398)
                                                 --------------------------------------------------------------------------------
Redemption fees ...............................          -- c          -- c          -- c          -- c          --            --
                                                 --------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.08      $  10.06      $  10.10      $  10.12      $  10.02      $   9.68
                                                 ================================================================================

Total return b ................................        3.06%         4.93%         3.25%         3.14%         6.92%         1.24%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        1.62% d,e     1.60% e       1.62% e       1.68% e       1.74%         1.72%

Net investment income .........................        5.68% d       5.21%         3.53%         1.97%         3.14%         3.73%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 57,688      $ 60,972      $ 65,687      $ 69,331      $ 28,637      $ 17,162

Portfolio turnover rate .......................       37.84%        74.56%        77.13%        50.52%        85.54%        76.17%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     Amount rounds to less than $0.001 per share.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Investors Securities Trust

FRANKLIN FLOATING RATE DAILY ACCESS FUND

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  APRIL 30,
                                                    2007                             YEAR ENDED OCTOBER 31,
CLASS C                                          (UNAUDITED)         2006          2005          2004          2003          2002
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  10.07      $  10.11      $  10.13      $  10.03      $   9.69      $   9.95
                                                 --------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.301         0.561         0.373         0.239         0.351         0.405

 Net realized and unrealized gains (losses) ...       0.020        (0.039)       (0.015)        0.102         0.337        (0.245)
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............       0.321         0.522         0.358         0.341         0.688         0.160
                                                 --------------------------------------------------------------------------------
Less distributions from net investment income .      (0.301)       (0.562)       (0.378)       (0.241)       (0.348)       (0.420)
                                                 --------------------------------------------------------------------------------
Redemption fees ...............................          -- c          -- c          -- c          -- c          --            --
                                                 --------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.09      $  10.07      $  10.11      $  10.13      $  10.03      $   9.69
                                                 ================================================================================

Total return b ................................        3.22%         5.29%         3.59%         3.44%         7.21%         1.57%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        1.29% d,e     1.26% e       1.29% e       1.34% e       1.46%         1.42%

Net investment income .........................        6.01% d       5.55%         3.86%         2.31%         3.42%         4.03%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $416,541      $380,599      $331,218      $270,104      $ 95,802      $ 54,585

Portfolio turnover rate .......................       37.84%        74.56%        77.13%        50.52%        85.54%        76.17%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     Amount rounds to less than $0.001 per share.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.


48 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN FLOATING RATE DAILY ACCESS FUND

                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  APRIL 30,
                                                    2007                               YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                    (UNAUDITED)         2006          2005          2004          2003          2002
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  10.08      $  10.12      $  10.13      $  10.04      $   9.70      $   9.95
                                                 --------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.333         0.630         0.438         0.307         0.411         0.464

 Net realized and unrealized gains (losses) ...       0.011        (0.043)       (0.004)        0.092         0.343        (0.241)
                                                 --------------------------------------------------------------------------------
Total from investment operations ..............       0.344         0.587         0.434         0.399         0.754         0.223
                                                 --------------------------------------------------------------------------------
Less distributions from net investment income .      (0.334)       (0.627)       (0.444)       (0.309)       (0.414)       (0.473)
                                                 --------------------------------------------------------------------------------
Redemption fees ...............................          -- c          -- c          -- c          -- c          --            --
                                                 --------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.09      $  10.08      $  10.12      $  10.13      $  10.04      $   9.70
                                                 ================================================================================

Total return b ................................        3.45%         5.96%         4.37%         4.03%         7.92%         2.21%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        0.64% d,e     0.62% e       0.64% e       0.69% e       0.80%         0.87%

Net investment income .........................        6.66% d       6.19%         4.51%         2.96%         4.08%         4.58%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 73,532      $ 94,185      $ 38,822      $ 37,810      $  7,602      $  5,874

Portfolio turnover rate .......................       37.84%        74.56%        77.13%        50.52%        85.54%        76.17%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Total return is not annualized for periods less than one year.

c     Amount rounds to less than $0.001 per share.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.5%
b,c SENIOR FLOATING RATE INTERESTS 94.5%
    ADVERTISING/MARKETING SERVICES 2.9%
    Dex Media East LLC, Term Loan B, 6.84% - 6.86%, 5/08/09 ............   United States     $ 4,327,737    $ 4,325,703
    Dex Media West LLC,
       Term Loan B1, 6.84% - 6.86%, 3/09/10 ............................   United States       1,619,895      1,611,877
       Term Loan B2, 6.84% - 6.86%, 3/09/10 ............................   United States       9,159,783      9,114,442
    IDEARC Inc. (Verizon Corp.), Term Loan B, 7.35%, 11/17/14 ..........   United States      27,930,000     28,104,842
    R.H. Donnelley Inc.,
       Term Loan A-4, 6.57%, 12/31/09 ..................................   United States         475,031        471,772
       Term Loan D-1, 6.85%, 6/30/11 ...................................   United States       1,727,904      1,727,679
       Term Loan D-2, 6.83% - 6.86%, 6/30/11 ...........................   United States      14,481,453     14,494,921
    Valassis, Term Loan B, 7.10%, 3/02/14 ..............................   United States       3,933,333      3,943,324
                                                                                                            -----------
                                                                                                             63,794,560
                                                                                                            -----------
    AEROSPACE & DEFENSE 2.6%
    BE Aerospace Inc., Term Loan B, 7.12% - 7.14%, 8/24/12 .............   United States       2,650,000      2,658,904
    CACI International Inc., Term Loan B, 6.84% - 6.86%, 5/03/11 .......   United States       5,735,210      5,741,117
    DRS Technologies Inc., Term Loan, 6.85% - 6.86%, 1/31/13 ...........   United States       4,570,597      4,587,142
    Dyncorp International, Term Loan B, 7.625%, 2/11/11 ................   United States       7,840,000      7,891,430
    GenCorp Inc.,
       L/C, 8.32%, 12/06/10 ............................................   United States       1,864,078      1,866,594
       Term Loan B, 8.36%, 12/06/10 ....................................   United States       1,708,922      1,711,229
    Hawker Beechcraft Inc.,
       Synthetic L/C, 5.25%, 3/26/14 ...................................   United States         390,071        392,123
       Term Loan B, 7.32%, 3/26/14 .....................................   United States       4,609,929      4,634,177
    ILC Industries Inc., Term Loan B, 7.85%, 2/24/12 ...................   United States       2,863,847      2,864,477
    K&F Acquisition Inc., Term Loan C, 7.32%, 11/18/12 .................   United States       2,926,991      2,933,284
    SI International Inc., Term Loan, 7.33% - 7.40%, 2/09/11 ...........   United States       1,612,293      1,618,243
    Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B, 7.105%,
     12/31/11 ..........................................................   United States       2,352,127      2,365,464
    TransDigm Inc., Term Loan B, 7.348%, 6/23/13 .......................   United States       9,100,000      9,170,252
    Vought Aircraft Industries Inc.,
       L/C Term Loan, 7.82%, 12/22/10 ..................................   United States       1,000,000      1,007,370
       Term Loan B, 7.83%, 12/22/11 ....................................   United States       8,511,360      8,595,453
                                                                                                            -----------
                                                                                                             58,037,259
                                                                                                            -----------
    AIRLINES 0.2%
    United Air Lines Inc., Term Loan, 7.375%, 2/01/14 ..................   United States       2,051,066      2,050,738
    US Airways Group Inc., Term Loan B, 7.85%, 3/23/14 .................   United States       3,200,000      3,218,176
                                                                                                            -----------
                                                                                                              5,268,914
                                                                                                            -----------
    APPAREL/FOOTWEAR 0.6%
    Hanesbrands Inc., Term Loan B, 7.105%, 9/05/13 .....................   United States       2,593,393      2,611,132
    Warnaco Inc., Term Loan, 6.83% - 8.75%, 1/31/13 ....................   United States       4,035,105      4,044,023
    The William Carter Co., Term Loan B, 6.82% - 6.855%, 7/14/12 .......   United States       7,089,616      7,097,769
                                                                                                            -----------
                                                                                                             13,752,924
                                                                                                            -----------
    APPAREL/FOOTWEAR RETAIL 0.2%
    Easton Bell Sports Inc., Term Loan B, 7.07%, 3/16/12 ...............   United States       4,495,519      4,507,837
                                                                                                            -----------


50 | Semiannual Report

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 2.5%
    Accuride Corp., Term Loan B, 7.375%, 1/31/12 .......................   United States     $ 2,769,318    $ 2,788,933
    Cooper Standard Automotive Inc.,
       Term Loan B, 7.875%, 12/23/11 ...................................       Canada          3,110,734      3,109,086
       Term Loan C, 7.875%, 12/23/11 ...................................   United States       7,972,838      7,968,612
       Term Loan D, 7.875%, 12/23/11 ...................................   United States       1,678,750      1,675,879
    Dayco Products LLC (Mark IV), Term Loan B, 7.82% - 7.87%, 6/21/11 ..   United States       8,895,100      8,906,130
    Key Safety Systems Inc., Term Loan B, 7.57%, 3/08/14 ...............   United States       5,100,000      5,134,374
    Tenneco Inc., L/C, 6.82%, 3/16/14 ..................................   United States       6,463,122      6,494,016
    TRW Automotive Inc.,
       Term Loan B, 6.938%, 6/30/12 ....................................   United States      10,019,375     10,018,073
       Term Loan B2, 6.875%, 6/30/12 ...................................   United States       2,271,250      2,270,955
       Term Loan E, 6.875%, 10/31/10 ...................................   United States       6,341,451      6,356,512
                                                                                                            -----------
                                                                                                             54,722,570
                                                                                                            -----------
    AUTOMOTIVE AFTERMARKET 0.6%
    Affinia Group Inc., Term Loan B, 8.355%, 11/30/11 ..................   United States       9,339,369      9,413,795
    United Components Inc., Term Loan D, 7.61%, 6/29/12 ................   United States       3,457,028      3,460,865
                                                                                                            -----------
                                                                                                             12,874,660
                                                                                                            -----------
    BEVERAGES: ALCOHOLIC 0.5%
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 ............   United States       7,416,667      7,467,323
    Southern Wine & Spirits of America Inc., Term Loan B, 6.85%, 5/31/12   United States       4,215,348      4,234,570
                                                                                                            -----------
                                                                                                             11,701,893
                                                                                                            -----------
    BROADCASTING 3.2%
    Alliance Atlantis Communications Inc., Term Loan C, 6.82%, 12/16/11    United States       5,978,000      5,953,968
    Cumulus Media Inc., Term Loan B, 7.32% - 7.324%, 6/07/13 ...........   United States       4,468,689      4,489,960
    Entravision Communications Corp., Term Loan B, 6.85%, 3/29/13 ......   United States      18,124,000     18,208,095
  d Gray Television Inc., Term Loan B, 6.85% - 6.86%, 12/31/14 .........   United States       7,462,703      7,483,822
    LBI Media Inc., Term Loan B, 6.82% - 6.86%, 3/31/12 ................   United States         990,000        976,536
    Mission Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 ............   United States       6,948,135      6,926,039
    Nexstar Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 ............   United States       6,582,714      6,561,781
    NextMedia Inc.,
       Delay Draw, 7.32%, 11/15/12 .....................................   United States       1,067,337      1,068,938
       Term Loan B, 7.32%, 11/15/12 ....................................   United States       2,401,507      2,400,355
    Spanish Broadcasting System Inc., Term Loan B, 7.10%, 6/11/12 ......   United States       4,606,000      4,611,481
    Univision Communications Inc., Term Loan B, 7.605%, 9/29/14 ........   United States      12,402,685     12,388,298
                                                                                                            -----------
                                                                                                             71,069,273
                                                                                                            -----------
    BUILDING PRODUCTS 1.4%
    Goodman Global Holdings Inc., Term Loan C, 7.125%, 12/15/11 ........   United States       4,497,191      4,477,494
    Headwaters Inc., Term Loan B, 7.36%, 4/30/11 .......................   United States       4,229,203      4,226,369
    NCI Building Systems Inc., Term Loan B, 6.82%, 6/18/10 .............   United States       4,609,764      4,623,316
    Nortek Inc., Term Loan, 7.36% - 9.25%, 8/27/11 .....................   United States      17,822,337     17,898,082
                                                                                                            -----------
                                                                                                             31,225,261
                                                                                                            -----------


                                                          Semiannual Report | 51

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CABLE/SATELLITE TELEVISION 7.1%
  e Bresnan Communications LLC, Term Loan B, 9.25%, 9/29/13 ............   United States     $ 3,400,000    $  3,413,430
  e Charter Communications Operating LLC,
       New First Lien Term Loan, 9.25%, 3/06/14 ........................   United States       3,400,000       3,390,820
       Refinance First Lien Term Loan, 9.25%, 3/06/14 ..................   United States      14,191,120      14,152,804
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07% -
     7.11%, 3/29/13 ....................................................   United States      28,304,050      28,369,150
    DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13 ..................   United States       9,932,242       9,965,415
    Insight Midwest Holdings, Term Loan B, 7.35%, 4/02/14 ..............   United States      18,400,000      18,496,416
    Intelsat Corp. (Panamsat), Term Loan B2, 7.349%, 1/03/14 ...........   United States       7,760,923       7,779,549
    Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.349%, 6/30/13 .   United States      10,793,022      10,807,053
    LodgeNet Entertainment Corp., Term Loan B, 7.34%, 4/14/14 ..........   United States       2,700,000       2,714,310
    MCC Iowa,
       Term Loan D-1, 7.10% - 7.11%, 1/31/15 ...........................   United States       9,280,904       9,323,410
       Term Loan D-2 (Delayed Draw), 7.10%, 1/31/15 ....................   United States       2,514,947       2,526,465
    Mediacom Broadband (MCC Iowa), Term Loan A, 6.84% - 6.85%,
     3/31/10 ...........................................................   United States       3,525,000       3,489,116
    Mediacom LLC, Term Loan C, 7.09% - 7.11%, 1/31/15 ..................   United States       6,608,437       6,638,704
  e RCN Corp., Term Loan B, 9.50%, 4/19/14 .............................   United States       4,000,000       4,027,720
  e UPC Financing Partnership, Term Loan N, 9.00%, 12/31/14 ............    Netherlands       23,700,000      23,724,411
    Virgin Media Dover LLC (NTL Dover LLC), Tranche B4, 7.356%,
     9/03/12 ...........................................................   United States       8,954,098       8,989,736
                                                                                                            ------------
                                                                                                             157,808,509
                                                                                                            ------------
    CASINOS/GAMING 2.9%
    Ameristar Casinos Inc., Term Loan B, 6.82%, 11/10/12 ...............   United States       2,399,588       2,401,700
    Boyd Gaming Corp., Term Loan B, 6.82%, 6/30/11 .....................   United States       1,425,550       1,421,801
    CCM Merger Inc. (MotorCity Casino), Term Loan B, 7.33% - 7.36%,
     7/13/12 ...........................................................   United States       5,188,731       5,190,080
    Greektown Holdings LLC,
     e Delayed Draw Term Loan, 9.75%, 12/03/12 .........................   United States       1,000,000       1,002,130
       Term Loan B, 7.86%, 12/03/12 ....................................   United States       5,601,678       5,613,610
     e Term Loan B Add-On, 9.75%, 12/03/12 .............................   United States       1,000,000       1,002,130
    Green Valley Ranch Gaming LLC, Term Loan B, 7.36%, 2/16/14 .........   United States       5,698,182       5,733,396
    Herbst Gaming Inc.,
       Delayed Draw Term Loan, 7.225%, 12/02/11 ........................   United States         900,000         903,411
       Term Loan B, 7.225% - 7.245%, 12/02/11 ..........................   United States       1,795,500       1,802,305
    Isle of Capri Black Hawk LLC, Term Loan, 7.34% - 7.36%, 10/24/11 ...   United States       6,485,304       6,494,838
    Penn National Gaming Inc.,
       Term Loan A, 6.86% - 6.90%, 10/03/11 ............................   United States       2,534,884       2,536,278
       Term Loan B, 7.10% - 7.15%, 10/03/12 ............................   United States       6,385,107       6,422,396
    Seminole Tribe of Florida,
     d Term B-1 Delay Draw Loan, 6.875%, 3/05/14 .......................   United States         210,526         211,296
       Term B-2 Delay Draw Loan, 6.875%, 3/05/14 .......................   United States       2,842,105       2,852,507
       Term B-3 Delay Draw Loan, 6.875%, 3/05/14 .......................   United States       2,815,789       2,826,095
    Venetian Casino Resorts,
       Delay Draw, 7.09%, 6/15/11 ......................................   United States       1,709,402       1,711,026
       Term Loan B, 7.09%, 6/15/11 .....................................   United States       8,290,598       8,298,474


52 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CASINOS/GAMING (CONTINUED)
    VML US Finance LLC (Venetian Macau),
     d Delay Draw, 7.60%, 5/26/12 ......................................       Macau         $   617,428    $    621,393
       New Project Term Loans, 7.60%, 5/25/13 ..........................       Macau             900,000         906,867
       Term Loan B, 7.60%, 5/26/13 .....................................       Macau           5,433,333       5,473,975
                                                                                                            ------------
                                                                                                              63,425,708
                                                                                                            ------------
    CHEMICALS: MAJOR DIVERSIFIED 3.3%
    Basell BV,
       Term Loan B4, 7.57%, 8/01/13 ....................................    Netherlands          183,333         184,597
       Term Loan C4, 8.32%, 8/01/14 ....................................    Netherlands          183,333         184,719
    Basell USA Inc.,
       Term Loan B2, 7.57%, 8/01/13 ....................................   United States         916,667         923,899
       Term Loan C2, 8.32%, 8/01/14 ....................................   United States         916,667         923,597
    Celanese U.S. Holdings LLC, Dollar Term Loan, 7.099%, 4/02/14 ......   United States      14,600,000      14,682,782
  e Huntsman International, Term Loan B, 7.07%, 4/19/14 ................   United States      17,949,416      18,017,624
    Ineos U.S. Finance LLC,
       Term Loan B2, 7.58%, 12/16/13 ...................................   United States       3,564,000       3,589,732
       Term Loan C2, 8.08%, 12/23/14 ...................................   United States       3,564,000       3,589,946
    Invista Canada Co., Term Loan B2, 6.85%, 4/29/11 ...................       Canada          3,978,281       3,986,476
    Invista SARL, Term Loan B1, 6.85%, 4/29/11 .........................     Luxembourg        7,505,097       7,520,558
    Lyondell Chemical Co., Term Loan, 6.86%, 8/16/13 ...................   United States      18,407,500      18,432,534
                                                                                                            ------------
                                                                                                              72,036,464
                                                                                                            ------------
    CHEMICALS: SPECIALTY 3.1%
    Brenntag Holding GmbH & Co. KG,
       Acquisition Facility, 7.887%, 12/23/13 ..........................      Germany            824,727         827,944
       Term Loan B2, 7.887%, 12/23/13 ..................................   United States       3,375,273       3,386,850
    Compass Minerals Group Inc., Term Loan, 6.82% - 6.85%, 12/22/12 ....   United States       5,680,170       5,689,883
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%, 5/03/13 ......    Netherlands        5,000,749       5,041,005
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%, 5/03/13 ....   United States      23,020,688      23,206,005
    ISP Chemco Inc., Term Loan, 7.125%, 2/16/13 ........................   United States       5,049,000       5,052,989
    JohnsonDiversey Inc.,
       Delay Draw, 7.86%, 12/16/10 .....................................   United States         483,233         483,479
       Term Loan B, 7.86%, 12/16/11 ....................................   United States       4,194,858       4,202,325
    Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ....................   United States       9,941,281      10,010,074
    Rockwood Specialties Group Inc., Term Loan E, 7.355%, 7/30/12 ......   United States       5,874,580       5,893,849
    Vertellus Specialties Inc., First Lien Term Loan, 8.60%, 7/10/13 ...   United States       4,466,250       4,463,257
                                                                                                            ------------
                                                                                                              68,257,660
                                                                                                            ------------
    COAL 0.3%
    Alpha Natural Resources LLC, Term Loan B, 7.10%, 10/26/12 ..........   United States       5,628,750       5,641,302
                                                                                                            ------------
    COMMERCIAL PRINTING/FORMS 0.1%
    Cenveo Corp.,
       Delayed Draw Term Loan, 7.10%, 6/21/13 ..........................   United States          85,090          85,246
       Term Loan C, 7.10%, 6/21/13 .....................................   United States       2,552,690       2,557,387
                                                                                                            ------------
                                                                                                               2,642,633
                                                                                                            ------------


                                                          Semiannual Report | 53

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SUNDRIES 0.7%
    Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ..............   United States     $ 5,809,735    $  5,824,898
    Chattem Inc., Term Loan B, 7.11%, 1/02/13 ..........................   United States       1,261,333       1,266,404
    Nutro Products Inc., Term Loan B, 7.32% - 7.35%, 4/26/13 ...........   United States       5,899,872       5,894,091
    Weight Watchers International Inc., Term Loan B, 6.875%, 1/26/14 ...   United States       2,992,500       3,000,071
                                                                                                            ------------
                                                                                                              15,985,464
                                                                                                            ------------
    CONTAINERS/PACKAGING 1.7%
    Altivity Packaging LLC (Bluegrass Container Co.),
       Delayed Draw First Lien Term Loan, 7.57% - 7.60%, 6/30/13 .......   United States       2,080,039       2,101,069
       First Lien Term Loan, 7.57% - 7.60%, 6/30/13 ....................   United States       6,951,711       7,021,992
    Berry Plastics Holding Corp., Term Loan C, 7.32%, 4/03/15 ..........   United States       1,972,090       1,977,789
    BWAY Corp., Term Loan B, 7.125%, 7/17/13 ...........................   United States       2,408,684       2,408,323
    Graham Packaging Co., New Term Loan, 7.625%, 10/07/11 ..............   United States      17,962,834      18,061,809
    Graphic Packaging International Corp., Term Loan C, 7.82% - 7.85%,
     8/08/10 ...........................................................   United States       2,031,596       2,032,409
    Smurfit-Stone Container Canada Inc.,
       Term Loan C, 7.375%, 11/01/11 ...................................       Canada          1,455,692       1,467,265
       Term Loan C-1, 7.375%, 11/01/11 .................................       Canada            458,325         465,273
    Smurfit-Stone Container Enterprises,
       L/C Term Loan, 5.22%, 11/01/10 ..................................   United States         608,628         612,517
       Term Loan B, 7.375%, 11/01/11 ...................................   United States       2,393,819       2,412,850
                                                                                                            ------------
                                                                                                              38,561,296
                                                                                                            ------------
    DATA PROCESSING SERVICES 0.3%
    InfoUSA Inc.,
       2007 Term Loan, 7.32%, 2/10/12 ..................................   United States       2,992,500       2,997,976
       Term Loan B, 7.35%, 2/10/12 .....................................   United States       4,643,681       4,652,179
                                                                                                            ------------
                                                                                                               7,650,155
                                                                                                            ------------
    DEPARTMENT STORES 0.2%
    Neiman Marcus Group Inc., Term Loan, 7.346%, 4/06/13 ...............   United States       4,039,831       4,089,279
                                                                                                            ------------
    DRUG STORE CHAINS 0.1%
    The Jean Coutu Group (PJC) Inc., Term Loan B, 7.875%, 7/30/11 ......       Canada          2,737,876       2,739,354
                                                                                                            ------------
    ELECTRIC UTILITIES 3.0%
    Ashmore Energy International,
       Synthetic Revolver, 8.25%, 3/30/12 ..............................   United States         928,177         928,548
       Term Loan, 8.35%, 3/30/14 .......................................   United States       7,071,823       7,082,007
    Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.34%, 2/23/13   United States       2,410,360       2,417,880
  e Broadway General Funding LLC (LS Power), First Lien Term Loan,
     9.25%, 5/01/14 ....................................................   United States       5,300,000       5,300,000
    Dynegy Inc.,
       Synthetic L/C, 6.82%, 4/02/13 ...................................   United States       6,382,979       6,388,660
       Term Loan B, 6.82%, 4/02/13 .....................................   United States       1,117,021       1,118,015
  d Infrastrux Group Inc., Term Loan, 8.57%, 11/03/12 ..................   United States       1,770,195       1,768,637
    Longview Power LLC,
       Synthetic L/C, 7.475%, 2/28/14 ..................................   United States         440,000         442,719
       Term Loan B, 7.625%, 2/28/14 ....................................   United States       1,320,000       1,328,158


54 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    ELECTRIC UTILITIES (CONTINUED)
    LSP General Finance Co. LLC,
       Delay Draw, 7.10%, 5/04/13 ......................................   United States     $   193,793    $    193,967
       Term Loan, 7.10%, 5/04/13 .......................................   United States       4,355,556       4,359,475
    Midwest Generation LLC, Term Loan, 6.82% - 6.86%, 4/27/11 ..........   United States       2,649,513       2,658,283
    NRG Energy Inc.,
       Credit Link, 7.35%, 2/01/13 .....................................   United States       9,626,473       9,696,458
       Term Loan B, 7.35%, 2/01/13 .....................................   United States      21,600,061      21,756,877
    TPF Generation Holdings LLC,
       Synthetic L/C, 5.25%, 12/15/13 ..................................   United States         316,140         318,568
       Synthetic Revolver, 5.25%, 12/15/11 .............................   United States          99,103          99,864
       Term Loan, 7.35%, 12/15/13 ......................................   United States       1,680,545       1,693,452
                                                                                                            ------------
                                                                                                              67,551,568
                                                                                                            ------------
    ELECTRICAL PRODUCTS 0.2%
    EnerSys Capital Inc., Term Loan D, 7.07% - 7.15%, 3/17/11 ..........   United States       4,825,208       4,843,930
                                                                                                            ------------
    ELECTRONIC COMPONENTS 1.4%
    Freescale Semiconductor Inc., Term Loan B, 7.11%, 12/02/13 .........   United States      16,463,750      16,479,226
    Marvell Technology Group Ltd., Term Loan, 7.35%, 11/09/09 ..........      Bermuda         10,540,375      10,554,394
    Sanmina-SCI Corp., Term Loan, 8.375%, 1/31/08 ......................   United States       4,100,000       4,104,838
                                                                                                            ------------
                                                                                                              31,138,458
                                                                                                            ------------
    ELECTRONICS/APPLIANCES 1.2%
    DEI Sales Inc., Term Loan B, 7.82% - 7.85, 9/22/13 .................   United States       5,756,500       5,761,508
    Eastman Kodak Co.,
       Term Loan B1, 7.57% - 9.50%, 10/18/12 ...........................   United States       4,375,930       4,379,168
       Term Loan B2 (Delayed Draw), 7.57%, 10/18/12 ....................   United States       6,872,025       6,877,797
    Jarden Corp.,
       Term Loan B1, 7.10%, 1/24/12 ....................................   United States         614,659         618,974
       Term Loan B2, 7.10%, 1/24/12 ....................................   United States       9,816,472       9,883,912
                                                                                                            ------------
                                                                                                              27,521,359
                                                                                                            ------------
    ENVIRONMENTAL SERVICES 1.6%
    Allied Waste North America Inc.,
       Credit Link, 5.32%, 3/28/14 .....................................   United States       5,414,078       5,449,756
       Term Loan B, 7.06% - 7.15%, 1/15/12 .............................   United States      12,208,914      12,289,371
  e Casella Waste Systems Inc., Term Loan B, 7.36%, 4/28/10 ............   United States       4,100,000       4,103,239
    EnviroSolutions Inc., Term Loan B, 8.87% - 8.885%, 7/07/12 .........   United States       5,661,764       5,707,114
    IESI Corp., Term Loan B, 7.109% - 7.11%, 1/20/12 ...................   United States       3,800,000       3,796,428
    Safety-Kleen Systems Inc.,
       Synthetic L/C, 7.875%, 8/02/13 ..................................   United States         528,814         529,490
       Term Loan B, 7.875%, 8/02/13 ....................................   United States       2,016,983       2,019,565
    Synatech Inc. (Synagro), Term Loan, 7.32%, 3/31/14 .................   United States       2,475,000       2,482,747
                                                                                                            ------------
                                                                                                              36,377,710
                                                                                                            ------------
    FINANCE/RENTAL/LEASING 1.5%
    Ashtead Holdings LLC, Term Loan, 7.125%, 8/31/11 ...................   United States       3,800,000       3,786,928
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ..............   United States       9,051,429       9,043,554
    Baker Tanks Inc., Term Loan, 9.50%, 11/23/12 .......................   United States       1,415,937       1,416,447


                                                          Semiannual Report | 55

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    FINANCE/RENTAL/LEASING (CONTINUED)
    Hertz Corp.,
       Credit Link, 5.35%, 12/21/12 ....................................   United States     $ 1,535,410    $  1,545,652
       Term Loan B, 7.07% - 7.09%, 12/21/12 ............................   United States       8,576,596       8,633,802
    RSC Holdings III, ABL Term Loan, 7.10% - 9.00%, 11/30/12 ...........   United States       8,457,500       8,453,017
                                                                                                            ------------
                                                                                                              32,879,400
                                                                                                            ------------
    FINANCIAL CONGLOMERATES 0.5%
    Nasdaq Stock Market Inc.,
       Incremental Term Loan B, 7.07%, 4/18/12 .........................   United States         995,000         995,786
       Term Loan B, 7.07%, 4/18/12 .....................................   United States       6,556,210       6,561,324
       Term Loan C (Delayed Draw), 7.07%, 4/18/12 ......................   United States       3,800,482       3,803,447
                                                                                                            ------------
                                                                                                              11,360,557
                                                                                                            ------------
    FOOD DISTRIBUTORS 0.2%
    OSI Group LLC,
       German Term Loan, 7.35%, 9/02/11 ................................      Germany          1,193,293       1,193,985
       Netherlands Term Loan, 7.35%, 9/02/11 ...........................    Netherlands        1,491,616       1,492,481
       U.S. Term Loan, 7.35%, 9/02/11 ..................................   United States       2,684,908       2,686,465
                                                                                                            ------------
                                                                                                               5,372,931
                                                                                                            ------------
    FOOD: MAJOR DIVERSIFIED 0.6%
    Del Monte Foods Co., Term Loan B, 6.82% - 6.855%, 2/08/12 ..........   United States       7,503,426       7,514,456
    Pinnacle Foods Finance LLC, Term Loan B, 8.099%, 4/02/14 ...........   United States       6,493,030       6,540,170
                                                                                                            ------------
                                                                                                              14,054,626
                                                                                                            ------------
    FOOD: MEAT/FISH/DAIRY 1.0%
    Advance Food Co., Term Loan B, 7.10%, 3/16/14 ......................   United States       1,400,000       1,405,880
    Bumble Bee Foods LLC, Term Loan B, 7.106% - 7.11%, 5/02/12 .........   United States       2,000,000       1,997,440
    Dean Foods Co., Term Loan B, 6.875%, 4/02/14 .......................   United States      15,700,000      15,716,014
    Michael Foods Inc., Term Loan B1, 7.36%, 11/21/10 ..................   United States       2,420,313       2,432,124
                                                                                                            ------------
                                                                                                              21,551,458
                                                                                                            ------------
    FOOD: SPECIALTY/CANDY 0.4%
    CBRL Group (Cracker Barrel), Term Loan B1, 6.86%, 4/27/13 ..........   United States       5,212,110       5,214,508
    Herbalife International Inc., Term Loan B, 6.82%, 7/21/13 ..........   United States       3,064,750       3,065,332
                                                                                                            ------------
                                                                                                               8,279,840
                                                                                                            ------------
    HOME FURNISHINGS 0.6%
    Knoll Inc., Term Loan, 7.10%, 10/03/12 .............................   United States       3,417,860       3,409,999
    National Bedding Co. LLC, Term Loan, 7.35% - 7.36%, 2/19/13 ........   United States       4,575,033       4,580,706
    Simmons Bedding Company, Term Loan D, 7.375% - 9.25%, 12/19/11 .....   United States       5,107,391       5,134,307
                                                                                                            ------------
                                                                                                              13,125,012
                                                                                                            ------------
    HOMEBUILDING 1.1%
    Building Material Corp. of America, Term Loan B, 8.188%, 2/22/14 ...   United States       5,985,000       5,931,494
    CONTECH Construction Products Inc., Term Loan B, 7.32%, 1/31/13 ....   United States       5,538,894       5,532,857
    Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.10%, 6/29/13 .....   United States       2,868,579       2,867,030
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.35% -
     7.355%, 4/05/13 ...................................................       Canada          5,505,301       5,378,679


56 | Semiannual Report

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                    COUNTRY          AMOUNT a         VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HOMEBUILDING (CONTINUED)
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.35% -
     7.355%, 4/05/13 ......................................................   United States     $ 5,514,680    $  5,387,842
                                                                                                               ------------
                                                                                                                 25,097,902
                                                                                                               ------------
    HOSPITAL/NURSING MANAGEMENT 5.0%
    HCA Inc., Term Loan B-1, 7.60%, 11/18/13 ..............................   United States      43,092,000      43,553,084
    Health Management Associates Inc., Term Loan B, 7.10%, 2/28/14 ........   United States      19,600,000      19,680,948
  e Iasis Healthcare LLC,
       Delayed Draw Term Loan, 9.25%, 3/15/14 .............................   United States       2,933,227       2,946,984
       Initial Term Loan, 9.25%, 3/15/14 ..................................   United States       8,584,579       8,624,840
       Synthetic L/C, 9.25%, 3/15/14 ......................................   United States         782,194         785,863
    LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 ................   United States      19,065,959      19,037,551
    United Surgical Partners International Inc., Term Loan B, 9.25%,
     4/19/14 ..............................................................   United States       3,941,935       3,963,104
    Vanguard Health Holding Co. II LLC, Term Loan C, 7.60%, 9/23/11 .......   United States      11,248,536      11,335,239
                                                                                                               ------------
                                                                                                                109,927,613
                                                                                                               ------------
    HOTEL/RESORTS/CRUISELINES 0.2%
  e Oceania Cruises Inc., Term Loan B, 9.50%, 4/26/13 .....................   United States       3,300,000       3,304,653
                                                                                                               ------------
    HOUSEHOLD/PERSONAL CARE 0.7%
    Acco Brands Corp., Term Loan B, 7.10% - 7.11%, 8/17/12 ................   United States       3,493,640       3,480,993
    American Safety Razor Co., Term Loan B, 7.83% - 7.86%, 7/31/13 ........   United States         739,413         742,518
    Levlad LLC and Arbonne Int'l LLC (Natural Products Group), Term Loan B,
     7.59% - 7.605%, 3/06/14 ..............................................   United States       3,407,080       3,421,491
    Prestige Brands Inc., Term Loan B, 7.61% - 9.50%, 4/06/11 .............   United States       2,916,068       2,926,916
    Spectrum Brands Inc.,
       Dollar Term B Loan, 9.32% - 9.36%, 4/01/13 .........................   United States       4,686,856       4,758,799
       Dollar Term B II Loan, 9.32%, 4/01/13 ..............................   United States         834,043         836,987
       L/C Commitment, 5.17%, 4/01/13 .....................................   United States         231,679         235,235
                                                                                                               ------------
                                                                                                                 16,402,939
                                                                                                               ------------
    INDUSTRIAL CONGLOMERATES 1.2%
    Amsted Industries Inc.,
       Delay Draw, 7.34% - 7.36%, 4/05/13 .................................   United States         900,000         900,783
       Term Loan B, 7.35%, 4/05/13 ........................................   United States       2,064,094       2,075,715
    Day International Group Inc., Term Loan B, 7.82%, 12/05/12 ............   United States       1,648,892       1,657,565
    FCI USA,
       Term Loan B1, 7.742%, 11/01/13 .....................................   United States       2,650,000       2,652,385
       Term Loan C1, 8.617%, 11/03/14 .....................................   United States       2,650,000       2,651,060
  e GPS CCMP Merger Corp. (Generac), Term Loan B, 7.85%, 11/09/13 .........   United States       9,581,333       9,590,819
    PlayPower Inc., Term Loan B, 8.10%, 6/30/12 ...........................   United States       1,259,055       1,264,142
    TriMas Co. LLC,
       Term Loan B, 8.09% - 8.125%, 8/02/13 ...............................   United States       4,758,258       4,780,384
       Tranche B-1 L/C, 8.07%, 8/02/13 ....................................   United States       1,103,578       1,107,672
                                                                                                               ------------
                                                                                                                 26,680,525
                                                                                                               ------------
    INDUSTRIAL MACHINERY 2.2%
    CI Acquisition Inc. (Chart Industries), Term Loan B, 7.375%, 10/17/12 .   United States       2,603,379       2,595,179
    Colfax Corp., Term Loan B, 7.625%, 12/19/11 ...........................   United States       5,407,616       5,409,130


                                                          Semiannual Report | 57

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                    COUNTRY          AMOUNT a         VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIAL MACHINERY (CONTINUED)
    Dresser Inc., Term Loan B, 10.00%, 10/31/13 .........................    United States     $ 9,665,924    $  9,675,493
    Flowserve Corp., Term Loan B, 6.875%, 8/10/12 .......................    United States       5,582,198       5,583,761
    Mueller Group, Term Loan B, 7.32% - 7.36%, 10/03/12 .................    United States       7,370,696       7,379,541
    RBS Global Inc. (Rexnord Corp.),
      Incremental Tranche B-2, 7.58%, 7/21/13 ...........................    United States       1,871,158       1,871,757
      Term Loan, 7.84% - 7.858%, 7/19/13 ................................    United States       5,803,279       5,807,863
    Sensus Metering Systems Inc.,
      Term Loan B1, 7.35% - 7.387%, 12/17/10 ............................    United States       8,437,630       8,431,133
      Term Loan B2, 7.35% - 7.387%, 12/17/10 ............................      Luxembourg          914,077         913,373
                                                                                                              ------------
                                                                                                                47,667,230
                                                                                                              ------------
    INDUSTRIAL SPECIALTIES 0.1%
    Babcock and Wilcox Co., Synthetic L/C, 5.25%, 2/22/12 ...............    United States       1,800,000       1,811,016
                                                                                                              ------------
    INFORMATION TECHNOLOGY SERVICES 0.2%
    Cellnet Group Inc., Term Loan, 7.34%, 7/22/11 .......................    United States         999,707       1,001,716
    Verifone Inc., Term Loan B, 7.09% - 7.11%, 10/31/13 .................    United States       3,491,250       3,497,849
                                                                                                              ------------
                                                                                                                 4,499,565
                                                                                                              ------------
    INSURANCE BROKERS/SERVICES 0.4%
    Alliant Resources Group Inc.,
      First Lien Term Loan, 8.375%, 11/30/11 ............................    United States       2,666,250       2,668,943
      Term Loan C, 8.375%, 11/30/11 .....................................    United States         997,500         998,508
    Arrowhead General Insurance Agency Inc., First Lien Term Loan,
     8.35% - 8.36%, 8/08/12 .............................................    United States       2,288,500       2,293,809
    HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan, 7.607%,
     2/04/15 ............................................................    United States       2,282,750       2,289,849
                                                                                                              ------------
                                                                                                                 8,251,109
                                                                                                              ------------
    INVESTMENT BANKS/BROKERS 1.2%
    BNY ConvergEx Group LLC, First Lien Term Loan, 8.35%, 10/02/13 ......    United States       8,450,000       8,468,928
    LPL Holdings Inc., Term Loan C, 7.85%, 6/28/13 ......................    United States       3,217,561       3,238,636
    TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ...........    United States      15,613,250      15,669,302
                                                                                                              ------------
                                                                                                                27,376,866
                                                                                                              ------------
    LIFE/HEALTH INSURANCE 0.3%
    Conseco Inc., Term Loan, 7.32%, 10/10/13 ............................    United States       7,562,000       7,588,164
                                                                                                              ------------
    MAJOR TELECOMMUNICATIONS 1.3%
    Alaska Communications Systems Holdings Inc.,
      2005 Incremental Loan, 7.10%, 2/01/12 .............................    United States       1,728,567       1,738,592
      2006 Incremental Loan, 7.10%, 2/01/12 .............................    United States         500,000         502,920
      Term Loan, 7.10%, 2/01/12 .........................................    United States       8,357,133       8,405,605
    Consolidated Communications Inc., Term Loan D, 7.10% - 7.11%,
     10/14/11 ...........................................................    United States       6,214,286       6,218,511
    Wind Telecomunicazioni SpA,
      Term Loan B, 8.59%, 9/30/13 .......................................        Italy           5,850,000       5,885,451
      Term Loan C, 8.09%, 9/30/14 .......................................        Italy           5,850,000       5,904,698
  f Winstar Communications Inc., DIP, 11.25%, 2/20/49 ...................    United States         837,576       1,102,809
                                                                                                              ------------
                                                                                                                29,758,586
                                                                                                              ------------


58 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MARINE SHIPPING 0.2%
    Horizon Lines LLC, Term Loan C, 7.60%, 7/07/11 .....................   United States     $ 3,323,949    $  3,329,201
                                                                                                            ------------
    MEDICAL DISTRIBUTORS 0.2%
    VWR International Inc., Term Loan B, 7.61%, 4/07/11 ................   United States       3,418,722       3,419,576
                                                                                                            ------------
    MEDICAL SPECIALTIES 0.6%
    Advanced Medical Optics Inc., Term Loan B, 7.085% - 7.10%,
     4/02/14 ...........................................................   United States       2,000,000       2,009,600
    DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 ...................   United States       4,955,500       4,971,952
  e ONEX Carestream Finance LP, Term Loan, 9.25%, 4/30/13 ..............   United States       5,800,000       5,816,704
                                                                                                            ------------
                                                                                                              12,798,256
                                                                                                            ------------
    MEDICAL/NURSING SERVICES 2.9%
    AMR Holdco/EmCare Holdco, Term Loan B, 7.32% - 7.386%, 2/10/12 .....   United States       4,356,564       4,367,586
    DaVita Inc., Term Loan B-1, 6.82% - 6.86%, 10/05/12 ................   United States      18,274,532      18,347,082
    Fresenius Medical Care Holdings Inc., Term Loan B, 6.725% - 6.735%,
     3/31/13 ...........................................................   United States      26,037,000      26,016,170
    HealthSouth Corp., Term Loan B, 7.82% - 7.85%, 3/10/13 .............   United States      10,123,500      10,205,754
    U.S. Oncology Inc., Term Loan B, 7.60% - 7.625, 8/20/11 ............   United States       5,803,230       5,823,309
                                                                                                            ------------
                                                                                                              64,759,901
                                                                                                            ------------
    METAL FABRICATION 0.1%
    Baldor Electric Co., Term Loan B, 7.125%, 1/31/14 ..................   United States       1,134,000       1,137,436
                                                                                                            ------------
    MISCELLANEOUS COMMERCIAL SERVICES 6.8%
    Acosta Inc., Term Loan B, 7.57%, 7/28/13 ...........................   United States       5,528,225       5,573,335
    Acxiom Corp., Term Loan B, 7.07% - 7.105%, 9/14/12 .................   United States       5,561,167       5,580,186
    Affiliated Computer Services Inc.,
       Additional Term Loan, 7.32%, 3/20/13 ............................   United States      11,006,800      11,026,392
       Term Loan B, 7.32%, 3/20/13 .....................................   United States       2,765,000       2,769,922
    Alix Partners LLP, Term Loan, 7.610%, 10/12/13 .....................   United States       5,386,500       5,388,655
    Alliance Laundry Systems LLC, Term Loan, 7.57%, 1/27/12 ............   United States       1,607,967       1,611,456
  e American Reprographics Co. LLC, Term Loan B, 9.00%, 6/30/09 ........   United States       4,827,647       4,832,716
    ARAMARK Corp.,
       Synthetic L/C, 7.35%, 1/26/14 ...................................   United States         566,236         569,555
       Term Loan B, 7.35%, 1/26/14 .....................................   United States       7,893,664       7,939,921
    Audatex North America Inc., Term Loan B, 7.57%, 4/13/13 ............   United States       2,133,875       2,142,795
    Brickman Group Holdings Inc., Term Loan B, 7.34% - 7.399%,
     1/23/14 ...........................................................   United States       3,800,000       3,809,348
    CCC Information Services Group Inc., Term Loan B, 7.85%, 2/10/13 ...   United States       3,156,000       3,191,190
  e Clarke American Corp., Term Loan B, 9.75%, 3/31/14 .................   United States       6,500,000       6,506,045
    Coinmach Corp., Term Loan B-1, 7.875%, 12/19/12 ....................   United States       3,084,364       3,107,528
    Corporate Express NV,
       Term Loan D-1, 7.093% - 7.108%, 12/23/10 ........................   United States      10,936,581      10,945,549
       Term Loan D-1 Anton, 7.093%, 12/23/10 ...........................   United States       1,296,750       1,297,865
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term
     Loan, 7.35%, 10/26/12 .............................................   United States      11,743,494      11,758,643
    Duratek Inc. (EnergySolutions), Term Loan B, 7.63%, 6/07/13 ........   United States       2,171,584       2,179,423
    Emdeon Business Services LLC, First Lien Term Loan, 7.60%,
     11/16/13 ..........................................................   United States       6,688,423       6,698,188


                                                          Semiannual Report | 59

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
    EnergySolutions LLC,
       Synthetic L/C, 7.57%, 6/07/13 ...................................   United States     $   228,832    $    230,340
       Synthetic L/C (Add-On), 7.57%, 6/07/13 ..........................   United States       1,830,189       1,841,481
       Term Loan B, 7.63%, 6/07/13 .....................................   United States       4,685,742       4,716,621
    Geo Group Inc., Term Loan B, 6.82% - 6.855%, 1/24/14 ...............   United States         809,199         811,246
    Language Lines Inc., Term Loan B, 8.60%, 6/11/11 ...................   United States       4,212,039       4,259,087
    NEP II Inc., Term Loan B, 7.60%, 2/18/14 ...........................   United States       1,906,236       1,919,980
    Nielsen Finance LLC (VNU Inc.), Term Loan B, 7.61%, 8/09/13 ........   United States      19,900,000      20,090,443
    TDS Investor Corp. (Travelport),
       Synthetic L/C, 7.85%, 8/23/13 ...................................   United States       1,070,664       1,073,630
       Term Loan B, 7.85%, 8/23/13 .....................................   United States      10,874,690      10,904,812
    Workflow Management Inc., Term Loan B, 9.355%, 11/30/11 ............   United States       3,812,835       3,810,623
    Worldspan LP, Term Loan B, 8.59% - 8.61%, 12/07/13 .................   United States       4,887,750       4,906,470
                                                                                                            ------------
                                                                                                             151,493,445
                                                                                                            ------------
    MOVIES/ENTERTAINMENT 2.9%
    24 Hour Fitness Worldwide Inc., Term Loan B, 7.85%, 6/08/12 ........   United States       3,960,000       3,954,733
    Carmike Cinemas Inc., Delay Draw, 8.59%, 5/19/12 ...................   United States       3,316,026       3,346,666
    Cinemark USA Inc., Term Loan, 7.04% - 7.15%, 10/05/13 ..............   United States       5,970,000       5,978,597
    Cinram International, Term Loan B, 7.36%, 5/05/11 ..................       Canada          6,248,765       6,222,896
    National CineMedia LLC, Term Loan, 7.09%, 2/13/15 ..................   United States       7,400,000       7,420,794
    Regal Cinemas Corp., Term Loan, 7.10%, 10/27/13 ....................   United States      25,324,438      25,454,605
    WMG Acquisition Corp. (Warner Music), Term Loan B, 7.35% - 7.36%,
     2/28/11 ...........................................................   United States      11,298,724      11,360,642
                                                                                                            ------------
                                                                                                              63,738,933
                                                                                                            ------------
    OIL & GAS PIPELINES 0.1%
    El Paso Corp., Deposit Loan, 5.156%, 7/31/11 .......................   United States       3,113,879       3,138,167
                                                                                                            ------------
    OIL & GAS PRODUCTION 0.6%
    Helix Energy Solutions Group, Term Loan B, 7.32% - 7.349%, 7/01/13 .   United States      10,619,269      10,682,879
    W&T Offshore Inc., Term Loan B, 7.60%, 5/26/10 .....................   United States       2,100,000       2,104,389
                                                                                                            ------------
                                                                                                              12,787,268
                                                                                                            ------------
    OIL REFINING/MARKETING 1.3%
    Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 ...............   United States       7,331,450       7,356,377
    Coffeyville Resources LLC,
       Synthetic L/C, 5.249%, 12/28/13 .................................   United States         794,595         799,648
       Term Loan D, 8.349%, 12/28/13 ...................................   United States       4,095,142       4,127,575
    Niska Gas Storage Canada ULC (C/R Gas),
       Asset Sale Term Loan, 7.07%, 5/13/11 ............................       Canada          1,125,250       1,124,080
       Canadian Term Loan, 7.09%, 5/12/13 ..............................       Canada          6,106,102       6,097,188
    Niska Gas Storage U.S. LLC (C/R Gas),
       Delay Draw, 7.07%, 5/12/13 ......................................   United States         717,095         715,016
       U.S. Term Loan, 7.07% - 7.09%, 5/12/13 ..........................   United States       1,058,615       1,056,053
  e Western Refining Inc.,
       Delayed Draw Term Loan, 9.00%, 3/06/14 ..........................   United States       1,610,714       1,611,375
       Term Loan B, 8.95%, 3/06/14 .....................................   United States       6,589,286       6,591,987
                                                                                                            ------------
                                                                                                              29,479,299
                                                                                                            ------------


60 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    OTHER CONSUMER SERVICES 2.2%
    Affinion Group, Term Loan B, 7.82% - 7.86%, 10/17/12 ...............   United States     $14,430,233    $ 14,563,712
    Education Management LLC, Term Loan B, 7.375%, 6/01/13 .............   United States       5,152,294       5,183,826
    Euronet Worldwide Inc., Term Loam B, 7.32%, 3/31/14 ................   United States       3,000,000       3,012,480
    FTD Inc., Term Loan B, 7.36%, 7/28/13 ..............................   United States       4,256,776       4,266,610
    Protection One Inc., Term Loan C, 7.57% - 7.61%, 3/31/12 ...........   United States       1,570,125       1,571,224
  e Realogy Corp.,
       Synthetic L/C, 10.25%, 10/10/13 .................................   United States       2,420,000       2,425,663
       Term Loan B, 10.25%, 10/10/13 ...................................   United States       8,580,000       8,600,077
    Sabre Inc., Term Loan B, 7.605%, 3/30/14 ...........................   United States       6,700,000       6,721,976
    VICAR Operating Inc. (Veterinary Centers), Term Loan B, 6.875%,
     5/16/11 ...........................................................   United States       1,736,795       1,742,075
                                                                                                            ------------
                                                                                                              48,087,643
                                                                                                            ------------
    OTHER CONSUMER SPECIALTIES 1.0%
    Tupperware Corp., Term Loan B, 6.84%, 12/05/12 .....................   United States      15,545,082      15,565,912
    Visant Holding Corp. (Jostens IH Corp.), Term Loan C, 7.33%,
     12/21/11 ..........................................................   United States       5,951,194       5,970,476
    Waterpik Technologies Inc., First Lien Term Loan, 7.57%, 6/28/13 ...   United States       1,624,164       1,618,674
                                                                                                            ------------
                                                                                                              23,155,062
                                                                                                            ------------
    OTHER METALS/MINERALS 1.1%
    Freeport-McMoRan Copper & Gold Inc., Term Loan B, 7.07%, 3/19/14 ...   United States      18,012,480      18,098,039
    Thompson Creek Metals Co., First Lien Term Loan, 10.07% - 10.11%,
     10/26/12 ..........................................................   United States       6,689,338       6,759,108
                                                                                                            ------------
                                                                                                              24,857,147
                                                                                                            ------------
    OTHER PHARMACEUTICALS 0.2%
    Stiefel Laboratories Inc.,
       Delayed Draw Term Loan, 7.605%, 12/28/13 ........................   United States       1,815,674       1,822,900
       Initial Term Loan, 7.605%, 12/28/13 .............................   United States       2,373,826       2,383,274
                                                                                                            ------------
                                                                                                               4,206,174
                                                                                                            ------------
    OTHER TRANSPORTATION 0.2%
    Laidlaw International Inc., Term Loan B, 7.09%, 7/31/13 ............   United States       3,057,755       3,070,414
    Laidlaw Transit Inc., Term Loan B, 7.09%, 7/31/13 ..................       Canada          1,019,252       1,023,471
                                                                                                            ------------
                                                                                                               4,093,885
                                                                                                            ------------
    PACKAGED SOFTWARE 1.5%
    Infor Global Solutions,
       Delayed Draw First Lien Term Loan, 9.10%, 7/28/12 ...............   United States       1,795,489       1,797,248
       First Lien Term Loan, 9.10%, 7/28/12 ............................   United States       3,441,353       3,447,548
    Nuance Communications Inc.,
       Term Loan, 7.32%, 3/31/13 .......................................   United States       1,082,267       1,082,170
       Term Loan B-1, 7.32%, 3/31/13 ...................................   United States       1,700,000       1,699,847
    SunGard Data Systems Inc., Term Loan B, 7.36%, 2/28/14 .............   United States      25,236,750      25,353,848
                                                                                                            ------------
                                                                                                              33,380,661
                                                                                                            ------------



                                                          Semiannual Report | 61

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PERSONNEL SERVICES 0.5%
    Allied Security Holdings LLC, Term Loan D, 8.35%, 6/30/10 ..........   United States     $ 1,955,129    $  1,962,265
    Town Sports International LLC, Term Loan, 7.125%, 2/27/14 ..........   United States       1,800,000       1,805,976
    U.S. Investigations Services Inc.,
       Term Loan B, 7.85%, 10/14/12 ....................................   United States       4,225,901       4,234,902
       Term Loan C, 7.85%, 10/14/12 ....................................   United States       2,172,500       2,177,128
                                                                                                            ------------
                                                                                                              10,180,271
                                                                                                            ------------
    PROPERTY-CASUALTY INSURANCE 0.2%
    Affirmative Insurance Holdings Inc., Term Loan, 8.82% - 8.855%,
     1/31/14 ...........................................................   United States       3,790,500       3,801,000
                                                                                                            ------------
    PUBLISHING: BOOKS/MAGAZINES 0.2%
    Readers Digest Association Inc., Term Loan B, 7.33% - 7.348%,
     3/02/14 ...........................................................   United States       2,100,000       2,104,158
    Wenner Media LLC, Term Loan B, 7.10%, 10/02/13 .....................   United States       2,674,000       2,677,851
                                                                                                            ------------
                                                                                                               4,782,009
                                                                                                            ------------
    PUBLISHING: NEWSPAPERS 0.6%
    Gatehouse Media Operating Inc.,
       Delayed Draw Term Loan, 7.10% - 7.11%, 8/28/14 ..................   United States       2,065,217       2,053,301
       Term Loan, 7.11%, 8/28/14 .......................................   United States       5,534,783       5,502,847
    MediaNews Group Inc.,
       Term Loan B, 6.59%, 12/30/10 ....................................   United States       1,803,870       1,782,927
       Term Loan C, 7.09%, 8/02/13 .....................................   United States       4,168,500       4,157,662
                                                                                                            ------------
                                                                                                              13,496,737
                                                                                                            ------------
    PULP & PAPER 1.9%
    Boise Cascade LLC, Term Loan D, 6.82%, 10/28/11 ....................   United States       1,977,032       1,980,709
    Domtar Corp., Term Loan, 6.735%, 3/07/12 ...........................   United States       6,000,000       6,007,440
    Georgia-Pacific Corp.,
       Additional Term Loan, 7.09%, 12/20/12 ...........................   United States       4,571,875       4,598,666
       Term Loan B, 7.09% - 7.10%, 12/20/12 ............................   United States      18,999,052      19,100,697
    NewPage Corp., Term Loan, 7.625%, 5/02/11 ..........................   United States       5,562,312       5,608,813
    Verso Paper Holdings LLC, Term Loan B, 7.125%, 8/01/13 .............   United States       5,534,412       5,547,363
                                                                                                            ------------
                                                                                                              42,843,688
                                                                                                            ------------
    RAILROADS 0.3%
    Helm Financial Corp., Term Loan B, 7.82% - 7.86%, 7/08/11 ..........   United States       3,084,661       3,090,645
    Kansas City Southern Railway Co., Term Loan B, 7.07% - 7.08%,
     4/26/13 ...........................................................   United States       2,853,208       2,851,810
                                                                                                            ------------
                                                                                                               5,942,455
                                                                                                            ------------
    REAL ESTATE DEVELOPMENT 0.2%
    Standard Pacific Corp., Term Loan B, 6.86%, 5/05/13 ................   United States       3,500,000       3,462,865
    SunCal Master I LLC, Term Loan B, 8.57%, 1/19/10 ...................   United States       1,175,316       1,167,277
                                                                                                            ------------
                                                                                                               4,630,142
                                                                                                            ------------


62 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    REAL ESTATE INVESTMENT TRUSTS 1.1%
    Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 ..............   United States     $ 1,806,876    $  1,827,203
    CB Richard Ellis Services Inc., Term Loan B, 6.82%, 12/20/13 .......   United States       9,576,000       9,574,947
    General Growth Properties Inc., Term Loan A-1, 6.57%, 2/24/10 ......   United States       3,800,658       3,794,425
    Macerich Co., Term Loan B, 6.875%, 4/26/10 .........................   United States       7,200,000       7,191,936
  e Maguire Properties Holdings III LLC, Term Loan B, 9.25%, 4/15/12 ...   United States       2,000,000       2,008,120
                                                                                                            ------------
                                                                                                              24,396,631
                                                                                                            ------------
    RECREATIONAL PRODUCTS 0.4%
    Fender Musical Instruments, Term Loan B, 8.11%, 3/30/12 ............   United States       1,353,779       1,359,600
  e Mega Bloks Inc., Term Loan B, 7.125% - 7.713%, 7/26/12 .............       Canada          6,622,402       6,647,766
                                                                                                            ------------
                                                                                                               8,007,366
                                                                                                            ------------
    RESTAURANTS 0.3%
    Arby's Restaurant Holdings LLC, Term Loan B, 7.59% - 7.61%,
     7/25/12 ...........................................................   United States       7,066,899       7,095,874
                                                                                                            ------------
    SEMICONDUCTORS 0.6%
    Advanced Micro Devices Inc., Term Loan B, 7.34%, 12/31/13 ..........   United States       7,606,237       7,616,809
    Fairchild Semiconductor Corp., Term Loan, 6.85%, 6/26/13 ...........   United States       4,993,672       5,017,942
                                                                                                            ------------
                                                                                                              12,634,751
                                                                                                            ------------
    SPECIALTY STORES 0.8%
    Michaels Stores Inc., Term Loan B, 8.125%, 10/31/13 ................   United States       9,547,854       9,557,402
    Pantry Inc., Term Loan, 7.07%, 1/02/12 .............................   United States       3,405,620       3,407,834
    Sally Holdings LLC, Term Loan B, 7.86%, 11/16/13 ...................   United States       4,246,500       4,282,893
                                                                                                            ------------
                                                                                                              17,248,129
                                                                                                            ------------
    SPECIALTY TELECOMMUNICATIONS 2.5%
  d Fairpoint Communications Inc., Revolver, 9.25%, 2/08/11 ............   United States         989,850         980,090
    Iowa Telecommunications Services Inc., Term Loan B, 7.08% - 7.10%,
     11/23/11 ..........................................................   United States      14,750,000      14,833,780
    Kentucky Data Link Inc., Term Loan B, 7.57%, 2/26/12 ...............   United States       1,995,000       2,009,364
    NTELOS Inc., Term Loan B-1, 7.57%, 8/24/11 .........................   United States       8,220,766       8,258,335
  e West Corp., Term Loan B-2, 7.695% - 7.763%, 10/24/13 ...............   United States      12,832,125      12,841,493
    Windstream Corp., Tranche B-1, 6.86%, 7/17/13 ......................   United States      16,415,560      16,503,875
                                                                                                            ------------
                                                                                                              55,426,937
                                                                                                            ------------
    TOBACCO 0.6%
    Reynolds American Inc., Term Loan B, 7.104% - 7.125%, 5/31/12 ......   United States      14,192,750      14,260,166
                                                                                                            ------------
    TRUCKS/CONSTRUCTION/FARM MACHINERY 1.3%
    Oshkosh Truck Corp.,
       Term Loan A, 7.10%, 12/06/11 ....................................   United States       2,437,500       2,441,912
       Term Loan B, 7.10%, 12/06/13 ....................................   United States      26,633,250      26,699,300
                                                                                                            ------------
                                                                                                              29,141,212
                                                                                                            ------------


                                                          Semiannual Report | 63

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
    FRANKLIN FLOATING RATE DAILY ACCESS FUND                                  COUNTRY         AMOUNT a            VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
b,c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    WHOLESALE DISTRIBUTORS 0.2%
    Interline Brands,
       Delayed Draw Term Loan, 7.07%, 6/23/13 ..........................   United States     $ 2,248,772     $    2,240,767
       Term Loan B, 7.07%, 6/23/13 .....................................   United States       1,555,535          1,549,997
                                                                                                             --------------
                                                                                                                  3,790,764
                                                                                                             --------------
    WIRELESS COMMUNICATIONS 0.3%
  e American Cellular Corp., Term Loan B, 7.32%, 3/15/14 ...............   United States       5,800,000          5,836,482
                                                                                                             --------------
   TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,089,590,330) ..........                                      2,095,592,660
                                                                                                             --------------

                                                                                            ------------
                                                                                               SHARES/
                                                                                               WARRANTS
                                                                                            ------------
    COMMON STOCKS AND WARRANTS 0.0% g
    COMMERCIAL PRINTING/FORMS 0.0% g
h,i Vertis Holdings Inc., wts., 6/30/11 ................................   United States          39,812                 --
                                                                                                             --------------
    STEEL 0.0% g
h,i Copperweld Holding Co., B, Escrow ..................................   United States           1,741            150,405
                                                                                                             --------------
   TOTAL COMMON STOCKS AND WARRANTS (COST $150,406) ....................                                            150,405
                                                                                                             --------------
   TOTAL LONG TERM INVESTMENTS (COST $2,089,740,736) ...................                                      2,095,743,065
                                                                                                             --------------
    SHORT TERM INVESTMENT (COST $159,678,949) 7.2%
    MONEY MARKET FUND 7.2%
  j Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01%   United States     159,678,949        159,678,949
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $2,249,419,685) 101.7% ......................                                      2,255,422,014
   OTHER ASSETS, LESS LIABILITIES (1.7)% ...............................                                        (37,949,686)
                                                                                                             --------------
   NET ASSETS 100.0% ...................................................                                     $2,217,472,328
                                                                                                             ==============

See Currency and Selected Portfolio Abbreviations on page 91.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     See Note 1(j) regarding senior floating rate interests.

d     See Note 12 regarding unfunded loan commitments.

e See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

f     See Note 11 regarding defaulted securities.

g     Rounds to less than 0.1% of net assets.

h Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, aggregate value of these securities was $150,405, representing less than 0.01% of net assets.

i     Non-income producing for the twelve months ended April 30, 2007.

j See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


64 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN LOW DURATION TOTAL RETURN FUND

                                                    --------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                YEAR ENDED
                                                    APRIL 30, 2007           OCTOBER 31,
                                                      (UNAUDITED)          2006          2005 f
                                                    --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $   9.79        $   9.77        $  10.00
                                                    --------------------------------------------
Income from investment operations a:

 Net investment income ..........................         0.189           0.346           0.263

 Net realized and unrealized gains (losses) .....         0.077           0.036          (0.186)
                                                    -------------------------------------------
Total from investment operations ................         0.266           0.382           0.077
                                                    -------------------------------------------
Less distributions from net investment income ...        (0.196)         (0.362)         (0.307)
                                                    -------------------------------------------
Redemption fees .................................            -- c            -- c            -- c
                                                    -------------------------------------------
Net asset value, end of period ..................      $   9.86        $   9.79        $   9.77
                                                    ===========================================

Total return b ..................................          2.74%           3.99%           0.78%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates          1.44% d         1.37%           1.97% d

Expenses net of waiver and payments by affiliates          0.90% d,e       0.90% e         0.90% d,e

Net investment income ...........................          3.84% d         3.52%           2.68% d

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $ 13,261        $ 11,722        $ 10,311

Portfolio turnover rate .........................         17.36%          86.38%          79.69%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     Amount rounds to less than $0.001 per share.

d     Annualized

e     Benefit of expense reduction rounds to less than 0.01%.

f For the period November 17, 2004 (commencement of operations) to October 31, 2005.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 65

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                   ORGANIZATION     AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 89.4%
    CORPORATE BONDS 11.7%
    COMMUNICATIONS 0.7%
  b AT&T Inc., FRN, 5.57%, 11/14/08 ......................................   United States       100,000   $  100,341
                                                                                                           ----------
    CONSUMER DURABLES 2.7%
    Ford Motor Credit Co.,
       5.625%, 10/01/08 ..................................................   United States        50,000       49,231
       7.875%, 6/15/10 ...................................................   United States       150,000      150,900
       senior note, 9.75%, 9/15/10 .......................................   United States       150,000      158,839
                                                                                                           ----------
                                                                                                              358,970
                                                                                                           ----------
    CONSUMER SERVICES 0.7%
  b Cox Communications Inc., FRN, 5.905%, 12/14/07 .......................   United States       100,000      100,288
                                                                                                           ----------
    FINANCE 5.1%
  b General Electric Capital Corp., FRN, 5.46%, 10/21/10 .................   United States        18,000       18,040
    GMAC LLC,
       7.75%, 1/19/10 ....................................................   United States       150,000      153,942
       6.875%, 9/15/11 ...................................................   United States       200,000      200,859
    HSBC Finance Corp., 4.125%, 3/11/08 ..................................   United States       100,000       99,007
b,c Landsbanki Islands HF, 144A, FRN, 6.06%, 8/25/09 .....................      Iceland          100,000      101,146
  b Wells Fargo & Co., FRN, 5.38%, 3/10/08 ...............................   United States       100,000      100,084
                                                                                                           ----------
                                                                                                              673,078
                                                                                                           ----------
    PROCESS INDUSTRIES 0.6%
    Bunge Ltd. Finance Corp., 4.375%, 12/15/08 ...........................   United States        75,000       73,884
                                                                                                           ----------
    UTILITIES 1.9%
    CenterPoint Energy Inc., senior note, B, 5.875%, 6/01/08 .............   United States       100,000      100,409
    PSEG Funding Trust, 5.381%, 11/16/07 .................................   United States        50,000       49,949
    Public Service Electric and Gas Co., 4.00%, 11/01/08 .................   United States       100,000       98,332
                                                                                                           ----------
                                                                                                              248,690
                                                                                                           ----------
    TOTAL CORPORATE BONDS (COST $1,562,836) ..............................                                  1,555,251
                                                                                                           ----------
    CONVERTIBLE BONDS 0.3%
    HEALTH TECHNOLOGY 0.2%
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ............   United States        20,000       26,525
                                                                                                           ----------
    PROCESS INDUSTRIES 0.1%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 .............   United States        20,000       19,650
                                                                                                           ----------
    TOTAL CONVERTIBLE BONDS (COST $42,503) ...............................                                     46,175
                                                                                                           ----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 3.8%
    FINANCE 3.8%
  b Chase Funding Mortgage Loan Asset-Backed Certificates,
       2003-6, 1A3, FRN, 3.34%, 5/25/26 ..................................   United States        42,755       42,293
       2004-2, 2A2, FRN, 5.57%, 2/25/35 ..................................   United States        75,916       76,044


66 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY/        PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                        ORGANIZATION       AMOUNT a      VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  b Countrywide Asset-Backed Certificates,
       2001-BC3, A, FRN, 5.80%, 12/25/31 ........................................   United States         4,197   $    4,200
       2002-3, 1A1, FRN, 6.06%, 5/25/32 .........................................   United States         1,795        1,797
    FNMA, G93-33, K, 7.00%, 9/25/23 .............................................   United States        19,563       20,485
  b Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, FRN, 5.43%,
      9/25/37 ...................................................................   United States       193,940      193,862
    Popular ABS Mortgage Pass-Through Trust, 2004-4, AF3, 3.856%,
      9/25/34 ...................................................................   United States        55,307       55,026
    Residential Funding Mortgage Securities II, 2003-HS3, AI2, 3.15%,
      7/25/18 ...................................................................   United States        20,959       20,775
    Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%, 2/25/34 ............   United States        14,513       14,382
  c Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%, 6/16/08 ..............   United States        73,939       73,681
                                                                                                                  ----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $502,383) .................................................                                    502,545
                                                                                                                  ----------
    MORTGAGE-BACKED SECURITIES 20.3%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 2.0%
    FHLMC, 4.226%, 12/01/34 .....................................................   United States       130,846      129,030
    FHLMC, 4.317%, 10/01/33 .....................................................   United States       134,950      134,185
                                                                                                                  ----------
                                                                                                                     263,215
                                                                                                                  ----------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 17.1%
    FNMA, 3.501%,4/01/34 ........................................................   United States        56,877       55,672
    FNMA, 3.841%,1/01/35 ........................................................   United States        44,181       44,275
    FNMA, 3.983%,8/01/34 ........................................................   United States        58,862       59,619
    FNMA, 4.019%,12/01/34 .......................................................   United States        35,815       35,981
    FNMA, 4.179%,11/01/34 .......................................................   United States       145,346      146,196
    FNMA, 4.219%,4/01/33 ........................................................   United States       238,455      238,400
    FNMA, 4.246%,4/01/33 ........................................................   United States        39,714       39,755
    FNMA, 4.247%,6/01/34 ........................................................   United States        78,175       76,847
    FNMA, 4.288%,12/01/33 .......................................................   United States       135,414      134,594
    FNMA, 4.35%, 1/01/33 ........................................................   United States        46,785       47,018
    FNMA, 4.361%,2/01/34 ........................................................   United States        80,923       80,426
    FNMA, 4.402%,4/01/35 ........................................................   United States        57,490       56,993
    FNMA, 4.403%,2/01/35 ........................................................   United States       159,101      159,439
    FNMA, 4.445%,5/01/33 ........................................................   United States        42,730       42,919
    FNMA, 4.485%,8/01/34 ........................................................   United States       151,960      150,595
    FNMA, 4.50%, 12/01/32 .......................................................   United States        27,899       28,013
    FNMA, 4.611%,7/01/34 ........................................................   United States        75,829       75,303
    FNMA, 4.778%,3/01/35 ........................................................   United States       329,724      331,414
    FNMA, 4.861%,3/01/33 ........................................................   United States       121,142      122,823
    FNMA, 5.302%,11/01/32 .......................................................   United States       128,423      129,404
    FNMA, 5.53%, 3/01/34 ........................................................   United States        44,310       44,687
    FNMA, 5.642%,8/01/33 ........................................................   United States       166,224      168,217
                                                                                                                  ----------
                                                                                                                   2,268,590
                                                                                                                  ----------


                                                          Semiannual Report | 67

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/           PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                  ORGANIZATION          AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.4%
    FNMA 30 Year, 9.00%, 12/01/20 ........................................   United States             51,394       $   52,747
                                                                                                                    ----------
  b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.8%
    GNMA, 5.375%, 4/20/26 ................................................   United States             37,620           38,057
    GNMA, 5.75%, 8/20/26 - 9/20/26 .......................................   United States             63,125           63,880
                                                                                                                    ----------
                                                                                                                       101,937
                                                                                                                    ----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $2,684,594) ...................                                           2,686,489
                                                                                                                    ----------
    U.S. GOVERNMENT AND AGENCY SECURITIES 47.3%
    FHLB, 4.625%, 11/21/08 ...............................................   United States            250,000          248,994
    FHLMC,
      3.875%, 6/15/08 ....................................................   United States            150,000          148,131
      4.125%, 7/12/10 ....................................................   United States            400,000          392,444
      4.25%, 7/15/09 .....................................................   United States            250,000          247,076
      4.375%, 11/16/07 ...................................................   United States            300,000          298,597
      4.75%, 1/18/11 .....................................................   United States            400,000          399,608
      4.875%, 2/17/09 ....................................................   United States            300,000          300,054
      4.875%, 2/09/10 ....................................................   United States            200,000          200,454
      5.125%, 4/18/08 ....................................................   United States            300,000          300,099
      5.25%, 5/21/09 .....................................................   United States            500,000          504,131
    FNMA,
      4.125%, 5/15/10 ....................................................   United States            300,000          294,553
      7.125%, 6/15/10 ....................................................   United States            200,000          213,499
      7.25%, 1/15/10 .....................................................   United States            500,000          530,936
    U.S. Treasury Note,
      3.625%, 1/15/10 ....................................................   United States          1,000,000          977,071
      6.50%, 2/15/10 .....................................................   United States            800,000          840,719
    d Index Linked, 0.875%, 4/15/10 ......................................   United States            386,636          374,464
                                                                                                                    ----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,237,874) ........                                           6,270,830
                                                                                                                    ----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 6.0%
    European Investment Bank,
       2.125%, 9/20/07 ...................................................   Supranational e        1,000,000 JPY        8,420
     b senior note, FRN, 0.508%, 9/21/11 .................................   Supranational e        9,000,000 JPY       75,368
b,f Government of Argentina, FRN, 5.475%, 8/03/12 ........................     Argentina               30,000           21,501
    Government of Indonesia,
      11.50%, 9/15/19 ....................................................     Indonesia          165,000,000 IDR       20,209
      13.15%, 3/15/10 ....................................................     Indonesia          150,000,000 IDR       18,559
      14.00%, 6/15/09 ....................................................     Indonesia          475,000,000 IDR       58,460


 68 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/        PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                  ORGANIZATION       AMOUNT a           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Malaysia,
       6.45%, 7/01/08 ....................................................      Malaysia        250,000   MYR   $     75,567
       8.60%, 12/01/07 ...................................................      Malaysia         40,000   MYR         12,037
    Government of Poland, 5.75%,
       6/24/08 ...........................................................       Poland         135,000   PLN         49,273
       9/23/22 ...........................................................       Poland          50,000   PLN         18,753
    Government of Singapore,
       2.625%, 10/01/07 ..................................................     Singapore         25,000   SGD         16,482
       5.625%, 7/01/08 ...................................................     Singapore         20,000   SGD         13,669
    Government of Sweden,
       6.50%, 5/05/08 ....................................................       Sweden         375,000   SEK         57,457
       8.00%, 8/15/07 ....................................................       Sweden         660,000   SEK         99,716
    KfW Bankengruppe,
     b FRN, 0.325%, 8/08/11 ..............................................      Germany       3,000,000   JPY         25,133
       senior note, 8.25%, 9/20/07 .......................................      Germany         800,000   ISK         12,200
    Korea Treasury Note, 3.75%, 9/10/07 ..................................    South Korea    95,000,000   KRW        101,580
    Nota Do Tesouro Nacional, 9.762%, 1/01/10 ............................       Brazil             230 g BRL        110,931
                                                                                                                ------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $730,432) .......                                           795,315
                                                                                                                ------------
    TOTAL LONG TERM INVESTMENTS (COST $11,760,622) .......................                                        11,856,605
                                                                                                                ------------
    SHORT TERM INVESTMENTS 9.1%
    FOREIGN GOVERNMENT SECURITIES 1.8%
  h Egypt Treasury Bill, 9/18/07 .........................................       Egypt          150,000   EGP         25,693
    Government of Malaysia,
       3.135%, 12/17/07 ..................................................      Malaysia         90,000   MYR         26,255
       3.546%, 1/11/08 ...................................................      Malaysia         10,000   MYR          2,926
       3.569%, 2/14/08 ...................................................      Malaysia        130,000   MYR         38,046
       7.60%, 3/15/08 ....................................................      Malaysia         35,000   MYR         10,593
    Government of Poland, 8.50%, 5/12/07 .................................       Poland          65,000   PLN         23,453
  h Malaysia Treasury Bill, 12/13/07 - 2/28/08 ...........................      Malaysia        170,000   MYR         48,409
  h Norway Treasury Bill, 9/19/07 - 3/19/08 ..............................       Norway         395,000   NOK         64,177
                                                                                                                ------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $231,137) ..................                                           239,552
                                                                                                                ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $49,832) 0.4%
h,i U.S. Treasury Bill, 5/24/07 ..........................................   United States       50,000               49,851
                                                                                                                ------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $12,041,591) ..................................................                                        12,146,008
                                                                                                                ------------


                                                          Semiannual Report | 69

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/        PRINCIPAL
    FRANKLIN LOW DURATION TOTAL RETURN FUND                                  ORGANIZATION       AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $910,906) 6.9%
  j Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% .   United States       910,906   $    910,906
                                                                                                           ------------
    TOTAL INVESTMENTS (COST $12,952,497) 98.5% ...........................                                   13,056,914
    NET UNREALIZED GAIN ON CREDIT DEFAULT SWAPS 0.0% k ...................                                        5,455
    NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.0)% k ...........                                         (361)
    OTHER ASSETS, LESS LIABILITIES 1.5% ..................................                                      199,199
                                                                                                           ------------
    NET ASSETS 100.0% ....................................................                                 $ 13,261,207
                                                                                                           ============

See Currency and Selected Portfolio Abbreviations on page 91.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $174,827, representing 1.32% of net assets.

d     Principal amount of security is adjusted for inflation. See Note 1(l).

e A supranational organization is an entity formed by two or more central governments through international treaties.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

g     Principal amount is stated in 1,000 Real units.

h     The security is traded on a discount basis with no stated coupon rate.

i     On deposit with broker for initial margin on futures contracts (Note 9).

j See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

k     Rounds to less than 0.1% of net assets.


70 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TOTAL RETURN FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                            YEAR ENDED OCTOBER 31,
CLASS A                                           (UNAUDITED)       2006          2005          2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   9.95      $   9.91      $  10.22      $  10.06      $   9.72      $   9.94
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.225         0.439         0.410         0.415         0.403         0.488 g

 Net realized and unrealized gains (losses) ...       0.079         0.096        (0.280)        0.226         0.458        (0.161)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............       0.304         0.535         0.130         0.641         0.861         0.327
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .      (0.244)       (0.495)       (0.440)       (0.481)       (0.521)       (0.547)
                                                  -------------------------------------------------------------------------------

Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.01      $   9.95      $   9.91      $  10.22      $  10.06      $   9.72
                                                  ===============================================================================

Total return b ................................        3.09%         5.56%         1.27%         6.63%         8.88%         3.44%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments
 by affiliates ................................        1.05% e       1.03%         1.04%         1.04%         1.02%         0.97%

Expenses net of waiver and payments
 by affiliates ................................        0.85% e,f     0.85% f       0.85% f       0.80%         0.68%         0.68%

Net investment income .........................        4.52% e       4.39%         3.88%         3.90%         3.88%         5.02%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $503,799      $406,242      $291,473      $208,943      $149,231      $ 95,514

Portfolio turnover rate .......................      126.71%       251.50%        58.81%       100.05%       195.15%       135.63%

Portfolio turnover rate excluding mortgage
 dollar rolls c ...............................       44.07%        89.19%        51.26%        45.85%       110.73%        95.02%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     See Note 1(i) regarding mortgage dollar rolls.

d     Amount rounds to less than $0.001 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     Based on average daily shares outstanding.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 71

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                            YEAR ENDED OCTOBER 31,
CLASS B                                            (UNAUDITED)       2006          2005          2004          2003        2002 g
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   9.94      $   9.91      $  10.22      $  10.05      $   9.72      $   9.71
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.203         0.392         0.356         0.366         0.392         0.295 h

 Net realized and unrealized gains (losses) ...       0.081         0.094        (0.266)        0.245         0.418         0.087
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............       0.284         0.486         0.090         0.611         0.810         0.382
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .      (0.224)       (0.456)       (0.400)       (0.441)       (0.480)       (0.372)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.00      $   9.94      $   9.91      $  10.22      $  10.05      $   9.72
                                                  ===============================================================================

Total return b ................................        2.89%         5.04%         0.87%         6.21%         8.44%         4.01%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments
 by affiliates ................................        1.45% e       1.43%         1.44%         1.44%         1.42%         1.36% e

Expenses net of waiver and payments
 by affiliates ................................        1.25% e,f     1.25% f       1.25% f       1.20%         1.08%         1.07% e

Net investment income .........................        4.12% e       3.99%         3.48%         3.50%         3.48%         4.63% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 20,963      $ 21,028      $ 21,366      $ 19,387      $ 13,797      $  4,084

Portfolio turnover rate .......................      126.71%       251.50%        58.81%       100.05%       195.15%       135.63%

Portfolio turnover rate excluding mortgage
 dollar rolls c ...............................       44.07%        89.19%        51.26%        45.85%       110.73%        95.02%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     See Note 1(i) regarding mortgage dollar rolls.

d     Amount rounds to less than $0.001 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period March 1, 2002 (effective date) to October 31, 2002.

h     Based on average daily shares outstanding.



72 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                            YEAR ENDED OCTOBER 31,
CLASS C                                            (UNAUDITED)       2006          2005          2004          2003        2002 g
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   9.94      $   9.91      $  10.22      $  10.05      $   9.71      $   9.71
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.203         0.395         0.364         0.363         0.392         0.292 h

 Net realized and unrealized gains (losses) ...       0.081         0.089        (0.275)        0.247         0.430         0.087
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............       0.284         0.484         0.089         0.610         0.822         0.379
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .      (0.224)       (0.454)       (0.399)       (0.440)       (0.482)       (0.379)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.00      $   9.94      $   9.91      $  10.22      $  10.05      $   9.71
                                                  ===============================================================================

Total return b ................................        2.89%         5.03%         0.86%         6.31%         8.47%         3.98%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments
 by affiliates ................................        1.45% e       1.43%         1.44%         1.44%         1.42%         1.36% e

Expenses net of waiver and payments
 by affiliates ................................        1.25% e,f     1.25% f       1.25% f       1.20%         1.08%         1.07% e

Net investment income .........................        4.12% e       3.99%         3.48%         3.50%         3.48%         4.63% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 60,487      $ 46,110      $ 34,751      $ 22,202      $ 15,807      $  4,466

Portfolio turnover rate .......................      126.71%       251.50%        58.81%       100.05%       195.15%       135.63%

Portfolio turnover rate excluding mortgage
 dollar rolls c ...............................       44.07%        89.19%        51.26%        45.85%       110.73%        95.02%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     See Note 1(i) regarding mortgage dollar rolls.

d     Amount rounds to less than $0.001 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period March 1, 2002 (effective date) to October 31, 2002.

h     Based on average daily shares outstanding.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 73

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                            YEAR ENDED OCTOBER 31,
CLASS R                                            (UNAUDITED)       2006          2005          2004          2003        2002 g
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   9.94      $   9.91      $  10.22      $  10.05      $   9.72      $   9.66
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.211         0.407         0.389         0.376         0.398         0.385 h

 Net realized and unrealized gains (losses) ...       0.091         0.093        (0.284)        0.250         0.428         0.104
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............       0.302         0.500         0.105         0.626         0.826         0.489
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .      (0.232)       (0.470)       (0.415)       (0.456)       (0.496)       (0.429)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.01      $   9.94      $   9.91      $  10.22      $  10.05      $   9.72
                                                  ===============================================================================

Total return b ................................        3.07%         5.20%         1.01%         6.37%         8.61%         5.16%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments
 by affiliates ................................        1.30% e       1.28%         1.29%         1.29%         1.27%         1.22% e

Expenses net of waiver and payments
 by affiliates ................................        1.10% e,f     1.10% f       1.10% f       1.05%         0.93%         0.93% e

Net investment income .........................        4.27% e       4.14%         3.63%         3.65%         3.63%         4.78% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 41,257      $ 30,219      $ 21,647      $  9,083      $  7,302      $  1,869

Portfolio turnover rate .......................      126.71%       251.50%        58.81%       100.05%       195.15%       135.63%

Portfolio turnover rate excluding mortgage
 dollar rolls c ...............................       44.07%        89.19%        51.26%        45.85%       110.73%        95.02%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

c     See Note 1(i) regarding mortgage dollar rolls.

d     Amount rounds to less than $0.001 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period January 2, 2002 (effective date) to October 31, 2002.

h     Based on average daily shares outstanding.


74 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN TOTAL RETURN FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                            YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                      (UNAUDITED)       2006          2005          2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   9.96      $   9.92      $  10.24      $  10.07      $   9.73      $   9.96
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income ........................       0.239         0.470         0.436         0.426         0.417         0.513 g

 Net realized and unrealized gains (losses) ...       0.078         0.090        (0.289)        0.251         0.470        (0.170)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............       0.317         0.560         0.147         0.677         0.887         0.343
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .      (0.257)       (0.520)       (0.467)       (0.507)       (0.547)       (0.573)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................        -- d          -- d          -- d          -- d            --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $  10.02      $   9.96      $   9.92      $  10.24      $  10.07      $   9.73
                                                  ===============================================================================

Total return b ................................        3.22%         5.82%         1.43%         7.00%         9.15%         3.61%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments
 by affiliates ................................        0.80% e       0.78%         0.79%         0.79%         0.77%         0.72%

Expenses net of waiver and payments
 by affiliates and expense reduction ..........        0.60% e,f     0.60% f       0.60% f       0.55%         0.43%         0.43%

Net investment income .........................        4.77% e       4.64%         4.13%         4.15%         4.13%         5.27%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $244,778      $222,992      $178,792      $146,053      $133,432      $134,285

Portfolio turnover rate .......................      126.71%       251.50%        58.81%       100.05%       195.15%       135.63%

Portfolio turnover rate excluding mortgage
 dollar rolls c ...............................       44.07%        89.19%        51.26%        45.85%       110.73%        95.02%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Total return is not annualized for periods less than one year.

c     See Note 1(i) regarding mortgage dollar rolls.

d     Amount rounds to less than $0.001 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     Based on average daily shares outstanding.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 75

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------

                                                                              COUNTRY/
  FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION      SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 110.4%
  CONVERTIBLE PREFERRED STOCK (COST $668,075) 0.1%
  ENERGY MINERALS 0.1%
  Chesapeake Energy Corp., 6.25%, cvt. pfd. ............................   United States         2,500   $   709,613
                                                                                                         -----------

                                                                                           -----------
                                                                                            PRINCIPAL
                                                                                             AMOUNT a
                                                                                           -----------
  CORPORATE BONDS 24.8%
  COMMERCIAL SERVICES 0.2%
b ARAMARK Corp., senior note, B, 144A, 8.50%, 2/01/15 ..................   United States       800,000       841,001
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................   United States       100,000       109,375
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...................   United States       700,000       763,000
b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 .............   United States       200,000       213,500
                                                                                                         -----------
                                                                                                           1,926,876
                                                                                                         -----------
  COMMUNICATIONS 1.8%
c AT&T Inc., FRN, 5.57%, 11/14/08 ......................................   United States     1,000,000     1,003,413
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
    11/01/12 ...........................................................   United States       700,000       768,250
  Embarq Corp., senior note, 7.082%, 6/01/16 ...........................   United States     2,500,000     2,587,160
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 .......................................   United Kingdom      200,000       191,000
  Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
    thereafter, 2/01/15 ................................................      Bermuda          200,000       169,000
  Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 ....      Bermuda          700,000       731,500
  Telecom Italia Capital, senior note,
      4.95%, 9/30/14 ...................................................       Italy         1,500,000     1,431,180
      7.20%, 7/18/36 ...................................................       Italy         1,500,000     1,609,200
  Verizon New York Inc., senior deb.,
      A, 6.875%, 4/01/12 ...............................................   United States     4,700,000     4,970,189
      B, 7.375%, 4/01/32 ...............................................   United States     1,000,000     1,071,125
  Verizon Virginia Inc., A, 4.625%, 3/15/13 ............................   United States     1,000,000       953,434
                                                                                                         -----------
                                                                                                          15,485,451
                                                                                                         -----------
  CONSUMER DURABLES 4.2%
  Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..................   United States       200,000       199,000
  Ford Motor Credit Co.,
      6.625%, 6/16/08 ..................................................   United States       500,000       499,847
      5.625%, 10/01/08 .................................................   United States       500,000       492,310
      7.875%, 6/15/10 ..................................................   United States     9,850,000     9,909,061
      7.375%, 2/01/11 ..................................................   United States    10,000,000     9,898,600
      senior note, 9.75%, 9/15/10 ......................................   United States    11,923,000    12,625,610
      senior note, 9.875%, 8/10/11 .....................................   United States     1,500,000     1,598,678
  Jarden Corp., senior sub. note, 7.50%, 5/01/17 .......................   United States       600,000       617,250
  KB Home, senior note,
      6.25%, 6/15/15 ...................................................   United States       100,000        93,500
      7.25%, 6/15/18 ...................................................   United States       700,000       668,500
                                                                                                         -----------
                                                                                                          36,602,356
                                                                                                         -----------
  CONSUMER NON-DURABLES 0.5%
b Miller Brewing Co., 144A, 5.50%, 8/15/13 .............................   United States     1,000,000     1,005,194
  Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .........   United States       700,000       769,363


76 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER NON-DURABLES (CONTINUED)
  b SABMiller PLC, 144A, 6.50%, 7/01/16 ..................................    South Africa     2,200,000   $ 2,331,285
    Smithfield Foods Inc., senior note,
       7.00%, 8/01/11 ....................................................   United States       100,000       102,500
       7.75%, 5/15/13 ....................................................   United States       100,000       104,500
                                                                                                           -----------
                                                                                                             4,312,842
                                                                                                           -----------
    CONSUMER SERVICES 1.4%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ............   United States       200,000       206,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 .....................   United States       200,000       213,500
    CCH II LLC, senior note, 10.25%, 9/15/10 .............................   United States       600,000       642,000
    Comcast Corp., senior note, 6.50%, 11/15/35 ..........................   United States     1,000,000     1,021,086
  b Cox Enterprises Inc., 144A, 4.375%, 5/01/08 ..........................   United States       500,000       494,532
    Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 .............   United States     2,000,000     1,787,946
    MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ........................   United States       800,000       780,000
    News America Inc., senior deb., 7.25%, 5/18/18 .......................   United States     2,000,000     2,242,656
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ............   United States       200,000       208,123
    Station Casinos Inc.,
       senior note, 7.75%, 8/15/16 .......................................   United States       600,000       627,000
       senior sub. note, 6.875%, 3/01/16 .................................   United States       100,000        94,500
    Time Warner Inc., 5.875%, 11/15/16 ...................................   United States     1,600,000     1,613,896
    Viacom Inc., senior note, 6.25%, 4/30/16 .............................   United States     2,000,000     2,032,262
                                                                                                           -----------
                                                                                                            11,963,501
                                                                                                           -----------
    ELECTRONIC TECHNOLOGY 0.6%
    Cisco Systems Inc., senior note, 5.50%, 2/22/16 ......................   United States     2,000,000     2,014,388
  b Freescale Semiconductor Inc., senior note, 144A, 8.875%,
     12/15/14 ............................................................   United States     1,000,000     1,006,250
    L-3 Communications Corp., senior sub. note,
       6.125%, 1/15/14 ...................................................   United States       200,000       198,000
       6.375%, 10/15/15 ..................................................   United States       500,000       500,000
  b NXP BV/NXP Funding LLC, senior secured bond, 144A, 7.875%,
     10/15/14 ............................................................    Netherlands        800,000       836,000
    Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ..................   United States       200,000       190,000
    Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 ......   United States       200,000       203,000
                                                                                                           -----------
                                                                                                             4,947,638
                                                                                                           -----------
    ENERGY MINERALS 1.3%
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ...................................................   United States       100,000       106,500
       6.625%, 1/15/16 ...................................................   United States     1,100,000     1,122,000
       6.25%, 1/15/18 ....................................................   United States       300,000       299,250
  b Gaz Capital SA, 144A, 6.212%, 11/22/16 ...............................     Luxembourg      5,000,000     5,077,500
    Hess Corp., 7.125%, 3/15/33 ..........................................   United States       500,000       550,555
    Marathon Oil Corp., 5.375%, 6/01/07 ..................................   United States     1,000,000       999,913
  b Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ..........       Egypt           859,812       842,109
b,d Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ............    Switzerland        300,000       303,000


                                                          Semiannual Report | 77

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY MINERALS (CONTINUED)
  b Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
     9/15/09 .............................................................       Qatar           384,000   $   377,957
    XTO Energy Inc., 6.10%, 4/01/36 ......................................   United States     2,000,000     1,974,450
                                                                                                           -----------
                                                                                                            11,653,234
                                                                                                           -----------
    FINANCE 9.1%
    Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 ............................   United States     1,000,000       984,201
b,e BNP Paribas, sub. note, 144A, 5.186%, Perpetual ......................       France        4,000,000     3,860,748
    Charles Schwab Corp., senior note, 8.05%, 3/01/10 ....................   United States       750,000       805,940
  c Chubb Corp., FRN, 6.375%, 3/29/67 ....................................   United States     3,300,000     3,345,903
    CIT Group Inc., senior note, 5.50%, 11/30/07 .........................   United States     1,000,000     1,000,313
    Citigroup Inc., sub. note, 5.00%, 9/15/14 ............................   United States     1,000,000       979,974
    CNA Financial Corp., senior note, 6.45%, 1/15/08 .....................   United States       500,000       502,994
  c Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%, 4/15/67 ..   United States     3,000,000     3,027,183
    General Electric Capital Corp.,
     c FRN, 5.46%, 10/21/10 ..............................................   United States     1,500,000     1,503,314
       senior note, 5.00%, 1/08/16 .......................................   United States     2,000,000     1,960,148
b,e Glitnir Banki HF, 144A, 7.451%, Perpetual ............................      Iceland        1,800,000     1,946,785
    GMAC LLC,
       7.75%, 1/19/10 ....................................................   United States     8,850,000     9,082,560
       6.875%, 9/15/11 ...................................................   United States    14,800,000    14,863,566
       6.875%, 8/28/12 ...................................................   United States     1,500,000     1,500,597
    The Goldman Sachs Group Inc., 5.125%, 1/15/15 ........................   United States     1,000,000       979,216
b,c ICICI Bank Ltd., sub. note, 144A, FRN, 6.375%, 4/30/22 ...............       India         2,000,000     2,002,910
    JPMorgan Chase Capital XXII, 6.45%, 2/02/37 ..........................   United States     4,000,000     4,062,712
  b Kaupthing Bank, 144A, 7.125%, 5/19/16 ................................      Iceland        2,000,000     2,169,016
  b Landsbanki Islands HF, 144A, 6.10%, 8/25/11 ..........................      Iceland        2,450,000     2,523,387
    Lazard Group LLC, 7.125%, 5/15/15 ....................................   United States       500,000       530,362
    Lincoln National Corp., 6.05%, 4/20/17 ...............................   United States     3,800,000     3,764,926
  c MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .................   United States     4,000,000     4,005,456
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................   United States     1,500,000     1,438,350
  b Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ...............   United States     1,200,000     1,472,162
    Residential Capital LLC, senior note, 6.00%, 2/22/11 .................   United States     3,000,000     2,968,257
  b Standard Chartered Bank, 144A, 8.00%, 5/30/31 ........................   United Kingdom    1,000,000     1,230,028
    UBS Paine Webber Group Inc., senior note, 6.55%, 4/15/08 .............   United States       150,000       150,861
  e USB Capital IX, 6.189%, Perpetual ....................................   United States     2,000,000     2,055,376
  e Wachovia Capital Trust III, 5.80%, Perpetual .........................   United States     2,000,000     2,031,542
  b WEA Finance/WCI Finance, senior note, 144A, 5.70%, 10/01/16 ..........     Australia       3,000,000     3,040,155
                                                                                                           -----------
                                                                                                            79,788,942
                                                                                                           -----------
    HEALTH SERVICES 0.3%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ........................   United States       800,000       822,000
  b HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 ................   United States       800,000       866,000
    Tenet Healthcare Corp., senior note,
       6.375%, 12/01/11 ..................................................   United States       200,000       189,000
       9.875%, 7/01/14 ...................................................   United States       600,000       618,000


78 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    HEALTH SERVICES (CONTINUED)
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ............................................................   United States       200,000   $   208,250
                                                                                                           -----------
                                                                                                             2,703,250
                                                                                                           -----------
    HEALTH TECHNOLOGY 0.2%
    Wyeth, 5.95%, 4/01/37 ................................................   United States     2,000,000     2,006,810
                                                                                                           -----------
    INDUSTRIAL SERVICES 0.3%
    Compagnie Generale de Geophysique-Veritas, senior note, 7.75%,
     5/15/17 .............................................................       France          400,000       425,000
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ...........   United States       700,000       691,250
    Waste Management Inc., senior note, 6.50%, 11/15/08 ..................   United States       500,000       508,645
    The Williams Cos. Inc.,
       8.75%, 3/15/32 ....................................................   United States       400,000       467,500
       senior note, 7.625%, 7/15/19 ......................................   United States       200,000       219,000
       senior note, 7.875%, 9/01/21 ......................................   United States       400,000       445,000
                                                                                                           -----------
                                                                                                             2,756,395
                                                                                                           -----------
    NON-ENERGY MINERALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
     4/01/17 .............................................................   United States       800,000       877,000
    Novelis Inc., senior note, 7.25%, 2/15/15 ............................       Canada          700,000       741,125
    Weyerhaeuser Co., 6.75%, 3/15/12 .....................................   United States     1,000,000     1,054,340
                                                                                                           -----------
                                                                                                             2,672,465
                                                                                                           -----------
    PROCESS INDUSTRIES 1.0%
    Bunge Ltd. Finance Corp., senior note,
       5.875%, 5/15/13 ...................................................   United States     2,000,000     2,002,706
       5.10%, 7/15/15 ....................................................   United States       680,000       642,631
  b Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 ......   United States       800,000       840,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................      Ireland          100,000       103,000
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ...................   United States     1,000,000     1,052,500
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................   United States       700,000       752,500
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 ............................................................   United States       700,000       707,875
    RPM International Inc., 6.25%, 12/15/13 ..............................   United States     1,000,000     1,030,086
  b RPM U.K. G.P., 144A, 6.70%, 11/01/15 .................................   United States     1,000,000     1,030,967
  b Yara International ASA, 144A, 5.25%, 12/15/14 ........................       Norway        1,000,000       969,143
                                                                                                           -----------
                                                                                                             9,131,408
                                                                                                           -----------
    PRODUCER MANUFACTURING 0.8%
    Cleveland Electric Illuminating Co., senior note, 5.65%, 12/15/13 ....   United States     1,000,000     1,007,882
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...........   United States       500,000       512,500
    Cooper Industries Ltd., 5.25%, 7/01/07 ...............................   United States     1,000,000       998,948
    Hubbell Inc., 6.375%, 5/15/12 ........................................   United States     1,000,000     1,056,178
  b Hutchison Whampoa International Ltd., senior note, 144A,
       6.25%, 1/24/14 ....................................................     Hong Kong       1,000,000     1,046,442
       7.45%, 11/24/33 ...................................................     Hong Kong       1,000,000     1,166,236


                                                          Semiannual Report | 79

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    PRODUCER MANUFACTURING (CONTINUED)
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ........................   United States       100,000   $    99,250
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..............   United States       800,000       860,000
                                                                                                           -----------
                                                                                                             6,747,436
                                                                                                           -----------
    REAL ESTATE DEVELOPMENT 0.2%
    Colonial Realty LP, 5.50%, 10/01/15 ..................................   United States     2,000,000     1,971,204
                                                                                                           -----------
    REAL ESTATE INVESTMENT TRUSTS 0.3%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ..............   United States       500,000       514,375
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...................   United States       200,000       207,000
    iStar Financial Inc., senior note, 6.00%, 12/15/10 ...................   United States     1,500,000     1,534,406
                                                                                                           -----------
                                                                                                             2,255,781
                                                                                                           -----------
    RETAIL TRADE 0.2%
  b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ............   United States       700,000       767,375
    Office Depot Inc., senior note, 6.25%, 8/15/13 .......................   United States     1,000,000     1,024,377
                                                                                                           -----------
                                                                                                             1,791,752
                                                                                                           -----------
    TECHNOLOGY SERVICES 0.1%
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ......................................   United States       100,000       107,750
       senior sub. note, 10.25%, 8/15/15 .................................   United States       600,000       663,000
                                                                                                           -----------
                                                                                                               770,750
                                                                                                           -----------
    TRANSPORTATION 0.3%
    CSX Corp., senior deb., 7.45%, 5/01/07 ...............................   United States     1,000,000     1,000,000
    Union Pacific Corp., 3.625%, 6/01/10 .................................   United States     1,500,000     1,430,338
                                                                                                           -----------
                                                                                                             2,430,338
                                                                                                           -----------
    UTILITIES 1.7%
    CenterPoint Energy Inc., senior note, 6.85%, 6/01/15 .................   United States     1,000,000     1,063,254
    Consumers Energy Co., first mortgage, H, 4.80%, 2/17/09 ..............   United States     1,000,000       991,932
    Dominion Resources Inc., senior note, 5.15%, 7/15/15 .................   United States     1,500,000     1,473,834
    DPL Inc., senior note, 6.875%, 9/01/11 ...............................   United States       500,000       530,229
    Dynegy Inc., senior note, 8.375%, 5/01/16 ............................   United States       100,000       105,875
    East Coast Power LLC, senior secured note, 6.737%, 3/31/08 ...........   United States        15,511        15,628
    MidAmerican Energy Holdings Co., senior note, 3.50%, 5/15/08 .........   United States     1,000,000       982,370
    National Grid PLC, senior note, 6.30%, 8/01/16 .......................   United Kingdom    2,000,000     2,103,428
    Northeast Generation Co., senior note, 8.812%, 10/15/26 ..............   United States       400,000       411,723
    NRG Energy Inc., senior note,
       7.25%, 2/01/14 ....................................................   United States       500,000       518,750
       7.375%, 2/01/16 ...................................................   United States       200,000       208,250
       7.375%, 1/15/17 ...................................................   United States       300,000       311,625
    Pacific Gas and Electric Co., 6.05%, 3/01/34 .........................   United States     1,000,000     1,025,577
    PSEG Funding Trust, 5.381%, 11/16/07 .................................   United States     2,000,000     1,997,940
    Texas New Mexico Power Co., senior note, 6.125%, 6/01/08 .............   United States     1,000,000     1,004,219


80 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
    TXU Corp., senior note,
       P, 5.55%, 11/15/14 ................................................   United States       500,000   $   451,124
       R, 6.55%, 11/15/34 ................................................   United States     1,000,000       864,795
    Westar Energy Inc., first mortgage, 6.00%, 7/01/14 ...................   United States       500,000       515,335
                                                                                                           -----------
                                                                                                            14,575,888
                                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $213,903,025) ............................                                 216,494,317
                                                                                                           -----------
    CONVERTIBLE BONDS 0.7%
    CONSUMER SERVICES 0.2%
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ....................   United States       890,000     1,130,300
                                                                                                           -----------
    ELECTRONIC TECHNOLOGY 0.1%
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ........................   United States     1,206,000     1,105,804
                                                                                                           -----------
    HEALTH TECHNOLOGY 0.2%
    Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ............   United States     1,500,000     1,989,375
                                                                                                           -----------
    PROCESS INDUSTRIES 0.2%
    Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 .............   United States     1,700,000     1,670,250
                                                                                                           -----------
    TOTAL CONVERTIBLE BONDS (COST $5,369,005) ............................                                   5,895,729
                                                                                                           -----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES 23.9%
    FINANCE 23.9%
  c Ace Securities Corp., 2005-HE5, A2A, FRN, 5.44%, 8/25/35 .............   United States       149,722       149,825
  c AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 5.96%,
     12/22/27 ............................................................   United States       302,560       302,862
  c Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
     6.17%, 1/25/32 ......................................................   United States       673,220       675,936
  c Bear Stearns Asset-Backed Securities Inc., 2001-2, 2A, FRN,
     5.64%, 10/25/34 .....................................................   United States     2,872,691     2,875,555
  c Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4,
     FRN, 5.405%, 12/11/40 ...............................................   United States     4,000,000     4,021,901
    Chase Funding Mortgage Loan Asset-Backed Certificates,
       2003-1, 1A4, 4.119%, 2/25/29 ......................................   United States        46,295        46,150
     c 2004-2, 2A2, FRN, 5.57%, 2/25/35 ..................................   United States     3,871,696     3,878,222
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
     c 2005-CD1, A4, FRN, 5.226%, 7/15/44 ................................   United States     8,750,000     8,748,739
     c 2006-CD3, A5, FRN, 5.617%, 10/15/48 ...............................   United States    13,500,000    13,726,599
       2007-CD4, C, 5.476%, 12/11/49 .....................................   United States    14,200,000    14,026,730
    Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 ......................................   United States       874,199       870,195
     c 2004-9, AF4, FRN, 4.649%, 10/25/32 ................................   United States     1,886,221     1,872,678
    FHLMC,
       2643, OG, 5.00%, 7/15/32 ..........................................   United States     3,182,750     3,048,987
     c 2942, TF, FRN, 5.67%, 3/15/35 .....................................   United States     4,730,550     4,740,018


                                                          Semiannual Report | 81

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  c First Franklin Mortgage Loan Asset-Backed Certificates,
       2004-FF11, 1A2, FRN, 5.67%, 1/25/35 ...............................   United States     2,579,353   $ 2,582,153
       2005-FF8, A2B, FRN, 5.50%, 9/25/35 ................................   United States    17,200,000    17,214,756
       2005-FF10, A2, FRN, 5.42%, 11/25/35 ...............................   United States     1,847,149     1,848,526
    FNMA, G93-33, K, 7.00%, 9/25/23 ......................................   United States     1,369,390     1,433,961
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
     1/10/38 .............................................................   United States     1,578,354     1,549,419
  c GMAC Mortgage Corp. Loan Trust, 2004-HE2, A2, FRN, 2.88%,
     10/25/33 ............................................................   United States       102,317       100,423
    Greenwich Capital Commercial Funding Corp.,
       2004-GG1, A7, 5.317%, 6/10/36 .....................................   United States    11,680,000    11,724,963
   c,d 2006-GG7, A4, FRN, 5.945%, 7/10/38 ................................   United States    19,500,000    20,357,056
       2007-GG9, C, 5.554%, 3/10/39 ......................................   United States     6,438,000     6,412,191
  c GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
     4/10/38 .............................................................   United States     7,300,000     7,400,562
  c Home Equity Asset Trust, 2005-6, 2A1, FRN, 5.44%, 12/25/35 ...........   United States       266,050       266,250
    JPMorgan Chase Commercial Mortgage Securities Corp.,
     c 2004-CB9, A4, FRN, 5.377%, 6/12/41 ................................   United States    11,324,540    11,503,265
       2004-LN2, A2, 5.115%, 7/15/41 .....................................   United States       697,106       689,426
  b Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 .............   United States        98,414        98,053
  b Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
     5.35%, 2/10/39 ......................................................   United States     2,308,216     2,215,537
  c Master Asset-Backed Securities Trust, 2006-AB1, A1, FRN, 5.46%,
     2/25/36 .............................................................   United States       878,335       878,938
  c Morgan Stanley ABS Capital I, 2006-WMC, 2A, FRN, 5.36%,
     7/25/36 .............................................................   United States     2,300,225     2,301,505
  c Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%, 6/15/38 .........   United States     6,900,000     6,977,316
  c Ownit Mortgage Loan Asset-Backed Certificates,
       2005-2, A2B, FRN, 5.52%, 3/25/36 ..................................   United States     5,201,890     5,206,301
       2006-6, A2B, FRN, 5.43%, 9/25/37 ..................................   United States    18,230,360    18,223,035
    Residential Asset Securities Corp.,
       2001-KS2, AI5, 7.014%, 6/25/31 ....................................   United States        11,559        11,547
       2004-KS1, AI4, 4.213%, 4/25/32 ....................................   United States     1,296,242     1,279,735
    c 2005-AHL2, A2, FRN, 5.58%, 10/25/35 ................................   United States     4,900,000     4,907,371
  c Securitized Asset-Backed Receivables LLC,
       2004-0P1, M1, FRN, 5.83%, 2/25/34 .................................   United States       946,143       948,194
       2006-FR1, A2A, FRN, 5.39%, 11/25/35 ...............................   United States     3,769,258     3,772,196
  c Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2,
     FRN, 5.47%, 3/25/36 .................................................   United States     7,200,000     7,202,319
  c Structured Asset Investment Loan Trust,
       2005-5, A7, FRN, 5.53%, 6/25/35 ...................................   United States     5,451,380     5,455,985
       2005-HE2, A1, FRN, 5.44%, 7/25/35 .................................   United States       532,645       532,986
    Structured Asset Securities Corp.,
     c 2002-1A, 2A1, FRN, 6.713%, 2/25/32 ................................   United States        90,293        90,504
       2004-4XS, 1A4, 4.13%, 2/25/34 .....................................   United States       798,211       791,033


82 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/      PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  b Susquehanna Auto Lease Trust, 2005-1, A3, 144A, 4.43%,
     6/16/08 .............................................................   United States     5,397,525   $ 5,378,686
                                                                                                           -----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $209,709,722) ......................................                                 208,338,589
                                                                                                           -----------
    MORTGAGE-BACKED SECURITIES 38.8%
  c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.7%
    FHLMC, 4.701%, 9/01/32 ...............................................   United States     3,285,307     3,315,690
    FHLMC, 5.642%, 11/01/27 ..............................................   United States     8,141,992     8,296,462
    FHLMC, 5.98%, 10/01/36 ...............................................   United States       168,163       170,191
    FHLMC, 7.083%, 4/01/32 ...............................................   United States     2,229,736     2,257,511
    FHLMC, 7.254%, 4/01/30 ...............................................   United States       736,569       749,746
    FHLMC, 7.275%, 3/01/25 ...............................................   United States       149,378       150,182
                                                                                                           -----------
                                                                                                            14,939,782
                                                                                                           -----------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.5%
  d FHLMC Gold 15 Year, 4.50%, 5/15/18 ...................................   United States     4,620,000     4,472,738
  d FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ........................   United States     3,189,570     3,146,344
    FHLMC Gold 15 Year, 6.00%, 2/01/17 ...................................   United States       102,158       103,975
    FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 .........................   United States     2,950,684     2,858,805
  d FHLMC Gold 30 Year, 5.00%, 5/15/37 ...................................   United States     9,320,000     9,005,450
  d FHLMC Gold 30 Year, 5.50%, 5/01/33 - 1/01/35 .........................   United States     5,040,015     4,984,059
  d FHLMC Gold 30 Year, 6.00%, 5/01/31 ...................................   United States     4,000,000     4,032,500
    FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 .........................   United States     3,351,931     3,391,692
  d FHLMC Gold 30 Year, 6.50%, 4/01/28 - 5/15/36 .........................   United States     5,132,581     5,251,187
    FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 .........................   United States       732,758       763,260
    FHLMC Gold 30 Year, 7.50%, 3/01/32 ...................................   United States        96,560       101,087
    FHLMC Gold 30 Year, 8.50%, 8/01/30 ...................................   United States        14,058        15,108
    FHLMC Gold 30 Year, 9.00%, 1/01/22 ...................................   United States       205,183       217,256
    FHLMC Gold 30 Year, 10.00%, 10/01/30 .................................   United States       349,818       391,001
    FHLMC Gold PC 15 Year, 8.50%, 5/01/12 ................................   United States        11,915        12,063
                                                                                                           -----------
                                                                                                            38,746,525
                                                                                                           -----------
  c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 4.5%
    FNMA, 4.019%, 12/01/34 ...............................................   United States     3,202,001     3,216,872
    FNMA, 4.361%, 2/01/34 ................................................   United States     3,596,563     3,574,506
    FNMA, 4.618%, 12/01/34 ...............................................   United States     1,801,153     1,796,805
    FNMA, 4.934%, 4/01/35 ................................................   United States     7,757,326     7,797,647
    FNMA, 5.617%, 6/01/17 ................................................   United States       128,465       129,103
    FNMA, 5.642%, 8/01/33 - 9/01/34 ......................................   United States    16,492,657    16,638,976
    FNMA, 6.037%, 12/01/27 ...............................................   United States       541,156       544,424
    FNMA, 6.044%, 3/01/33 ................................................   United States       625,555       635,338
    FNMA, 6.054%, 6/01/33 ................................................   United States       536,135       544,520
    FNMA, 6.337%, 12/01/24 ...............................................   United States        65,711        67,232
    FNMA, 6.575%, 9/01/19 ................................................   United States        47,577        48,180
    FNMA, 6.64%, 1/01/17 .................................................   United States       744,291       746,273
    FNMA, 6.735%, 10/01/32 ...............................................   United States     1,718,581     1,737,567


                                                          Semiannual Report | 83

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/      PRINCIPAL
  FRANKLIN TOTAL RETURN FUND                                                 ORGANIZATION     AMOUNT a       VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
  FNMA, 6.75%, 6/01/15 .................................................     United States       131,597   $    132,066
  FNMA, 7.106%, 11/01/31 ...............................................     United States       644,540        653,915
  FNMA, 7.148%, 12/01/22 ...............................................     United States       247,710        249,014
  FNMA, 7.302%, 5/01/25 ................................................     United States       203,116        204,956
  FNMA, 7.302%, 6/01/32 ................................................     United States       274,085        277,224
                                                                                                           ------------
                                                                                                             38,994,618
                                                                                                           ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 27.9%
d FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ...............................     United States     4,513,654      4,372,294
d FNMA 15 Year, 5.00%, 5/01/18 .........................................     United States    13,025,000     12,837,766
  FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ...............................     United States     1,884,399      1,863,161
  FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ...............................     United States     1,081,872      1,086,365
  FNMA 15 Year, 6.00%, 8/01/16 - 6/01/17 ...............................     United States       568,930        578,871
  FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ...............................     United States        61,373         62,923
d FNMA 30 Year, 5.00%, 5/15/37 .........................................     United States    50,650,000     48,924,760
  FNMA 30 Year, 5.50%, 6/01/33 - 12/01/35 ..............................     United States    46,971,265     46,516,032
d FNMA 30 Year, 5.50%, 5/15/37 .........................................     United States    47,750,000     47,212,812
  FNMA 30 Year, 6.00%, 9/01/32 - 11/01/35 ..............................     United States     8,022,228      8,105,880
d FNMA 30 Year, 6.00%, 5/15/37 .........................................     United States    54,750,000     55,160,625
  FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ...............................     United States     2,545,591      2,625,113
d FNMA 30 Year, 6.50%, 5/15/37 .........................................     United States    12,350,000     12,608,584
  FNMA 30 Year, 7.50%, 1/01/30 .........................................     United States        91,837         96,293
  FNMA 30 Year, 8.00%, 12/01/30 ........................................     United States         6,513          6,890
  FNMA 30 Year, 8.50%, 5/01/32 .........................................     United States       291,669        314,204
  FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 ..............................     United States       980,245      1,066,798
                                                                                                           ------------
                                                                                                            243,439,371
                                                                                                           ------------
c GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.0% f
  GNMA, 6.125%, 10/20/26 ...............................................     United States       131,115        132,747
  GNMA, 6.375%, 1/20/23 ................................................     United States        64,165         64,903
                                                                                                           ------------
                                                                                                                197,650
                                                                                                           ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.2%
  GNMA I SF 15 Year, 7.00%, 2/15/09 ....................................     United States        26,884         27,282
  GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 .........................     United States       164,818        170,159
  GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 .........................     United States        69,124         72,550
  GNMA I SF 30 Year, 7.50%, 6/15/07 - 5/15/26 ..........................     United States       473,062        494,642
  GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 ..........................     United States       220,691        232,663
  GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 ..........................     United States         8,999          9,776
  GNMA II SF 30 Year, 6.00%, 5/20/31 ...................................     United States        53,073         53,925
  GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 .........................     United States        39,105         40,349
  GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 .........................     United States       281,792        293,989
  GNMA II SF 30 Year, 8.00%, 1/20/27 - 7/20/27 .........................     United States       245,392        260,506
                                                                                                           ------------
                                                                                                              1,655,841
                                                                                                           ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $337,361,464) .................                                    337,973,787
                                                                                                           ------------


84 | Semiannual Report

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/               PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                                ORGANIZATION              AMOUNT a         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 9.3%
    FHLMC,
      4.625%, 2/21/08 ......................................................  United States              7,000,000     $ 6,970,201
      6.75%, 3/15/31 .......................................................  United States              6,500,000       7,844,070
    FNMA,
      4.25%, 9/15/07 .......................................................  United States              2,500,000       2,491,665
      6.25%, 5/15/29 .......................................................  United States              4,000,000       4,543,932
      6.625%, 10/15/07 .....................................................  United States              5,000,000       5,031,195
      6.625%, 11/15/30 .....................................................  United States              7,000,000       8,313,536
      7.125%, 1/15/30 ......................................................  United States              4,000,000       5,004,948
      7.25%, 5/15/30 .......................................................  United States              1,500,000       1,906,611
  g U.S. Treasury Bond, Index Linked, 2.00%, 7/15/14 .......................  United States              8,095,500       8,029,732
    U.S. Treasury Note,
      3.00%, 2/15/08 .......................................................  United States             10,000,000       9,848,050
      4.50%, 3/31/12 .......................................................  United States              5,000,000       4,997,465
    g Index Linked, 0.875%, 4/15/10 ........................................  United States              3,221,970       3,120,529
    g Index Linked, 1.875%, 7/15/15 ........................................  United States              3,138,090       3,071,776
    g Index Linked, 2.375%, 4/15/11 ........................................  United States              3,075,210       3,118,457
    g Index Linked, 3.00%, 7/15/12 .........................................  United States              6,789,660       7,126,230
                                                                                                                       -----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $81,016,258) .....................................................                                            81,418,397
                                                                                                                       -----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.2%
    Bank of Thailand Bond,
      5.00%, 1/12/08 .......................................................     Thailand                7,801,000 THB     226,685
      5.375%, 4/7/08 .......................................................     Thailand                1,500,000 THB      43,876
      5.50%, 8/10/08 .......................................................     Thailand                6,120,000 THB     180,323
    European Investment Bank,
      2.125%, 9/20/07 ......................................................  Supranational h          110,000,000 JPY     926,220
    c senior note, FRN, 0.508%, 9/21/11 ....................................  Supranational h          550,000,000 JPY   4,605,822
c,i Government of Argentina, FRN, 5.475%, 8/03/12 ..........................    Argentina                2,225,000       1,594,685
    Government of Indonesia,
      11.00%, 9/15/25 ......................................................    Indonesia           21,230,000,000 IDR   2,483,802
      11.50%, 9/15/19 ......................................................    Indonesia           12,200,000,000 IDR   1,494,263
      12.00%, 9/15/26 ......................................................    Indonesia            1,158,000,000 IDR     144,782
      12.80%, 6/15/21 ......................................................    Indonesia            9,705,000,000 IDR   1,282,468
      12.90%, 6/15/22 ......................................................    Indonesia           21,000,000,000 IDR   2,798,109
      13.15%, 3/15/10 ......................................................    Indonesia            9,320,000,000 IDR   1,153,155
      14.25%, 6/15/13 ......................................................    Indonesia            7,995,000,000 IDR   1,090,867
      14.275%, 12/15/13 ....................................................    Indonesia           12,430,000,000 IDR   1,711,724
  j Government of Iraq, Reg S, 5.80%, 1/15/28 ..............................       Iraq                  3,200,000       2,064,000
    Government of Malaysia,
      3.135%, 12/17/07 .....................................................     Malaysia                5,930,000 MYR   1,729,922
      4.305%, 2/27/09 ......................................................     Malaysia                9,300,000 MYR   2,759,020
      6.45%, 7/01/08 .......................................................     Malaysia                3,640,000 MYR   1,100,252
    d 7.00%, 3/15/09 .......................................................     Malaysia                  170,000 MYR      52,888
      8.60%, 12/01/07 ......................................................     Malaysia                4,790,000 MYR   1,441,453


                                                          Semiannual Report | 85

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY/            PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                             ORGANIZATION           AMOUNT a            VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Peru,
      7.84%, 8/12/20 ...................................................        Peru              1,100,000   PEN    $   410,355
      Series 7, 8.60%, 8/12/17 .........................................        Peru              3,200,000   PEN      1,233,235
    Government of Poland,
      5.75%, 6/24/08 ...................................................       Poland               565,000   PLN        206,218
      5.75%, 9/23/22 ...................................................       Poland             1,800,000   PLN        675,095
      6.00%, 5/24/09 ...................................................       Poland            11,700,000   PLN      4,318,482
      8.50%, 5/12/07 ...................................................       Poland             6,100,000   PLN      2,200,993
    Government of Singapore,
      1.50%, 4/01/08 ...................................................      Singapore             180,000   SGD        117,719
      2.625%, 10/01/07 .................................................      Singapore           3,020,000   SGD      1,991,057
      5.625%, 7/01/08 ..................................................      Singapore           1,830,000   SGD      1,250,669
    Government of Slovakia,
      4.80%, 4/14/09 ...................................................   Slovak Republic        2,600,000   SKK        107,024
      4.90%, 2/11/14 ...................................................   Slovak Republic        2,000,000   SKK         84,329
      5.30%, 5/12/19 ...................................................   Slovak Republic        1,900,000   SKK         83,697
    Government of Sweden,
      5.50%, 10/08/12 ..................................................       Sweden             2,880,000   SEK        457,863
      6.50%, 5/05/08 ...................................................       Sweden            20,825,000   SEK      3,190,792
      8.00%, 8/15/07 ...................................................       Sweden            32,310,000   SEK      4,881,558
    Government of Thailand,
      4.125%, 2/12/08 ..................................................      Thailand           19,000,000   THB        548,962
      8.50%, 12/08/08 ..................................................      Thailand           15,000,000   THB        464,661
  c Government of Vietnam, FRN, 6.25%, 3/12/16 .........................       Vietnam              211,304              212,611
    Korea Treasury Note,
      3.75%, 9/10/07 ...................................................     South Korea      2,890,000,000   KRW      3,090,158
      4.25%, 9/10/08 ...................................................     South Korea      1,000,000,000   KRW      1,062,785
      4.50%, 9/09/08 ...................................................     South Korea      3,300,000,000   KRW      3,518,220
      4.75%, 3/12/08 ...................................................     South Korea      1,100,000,000   KRW      1,177,836
    KfW Bankengruppe,
    c FRN, 0.325%, 8/08/11 .............................................       Germany          265,000,000   JPY      2,220,045
      senior note, 8.25%, 9/20/07 ......................................       Germany           51,000,000   ISK        777,755
    Nota Do Tesouro Nacional,
      9.762%, 1/01/12 ..................................................       Brazil                 2,500 k BRL      1,198,618
      9.762%, 1/01/14 ..................................................       Brazil                 1,900 k BRL        906,408
      10.00%, 1/01/17 ..................................................       Brazil                10,975 k BRL      5,173,827
  b Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
    A-1, 144A, zero cpn., 5/31/18 ......................................        Peru              1,350,000              924,750
                                                                                                                     -----------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $64,626,156) ................................................                                              71,370,038
                                                                                                                     -----------
c,l SENIOR FLOATING RATE INTERESTS 4.4%
    COMMERCIAL SERVICES 0.4%
    Affiliated Computer Services Inc., Term Loan B, 7.32%, 3/20/13 .....    United States           987,500              989,258
    Corporate Express NV, Term Loan D-1 Anton, 7.093%, 12/23/10 ........    United States           997,500              998,358
    IDEARC Inc. (Verizon Corp.), Term Loan B, 7.35%, 11/17/14 ..........    United States           997,500            1,003,744
    Workflow Management Inc., Term Loan B, 9.355%, 11/30/11 ............    United States           486,331              486,049
                                                                                                                     -----------
                                                                                                                       3,477,409
                                                                                                                     -----------


86 | Semiannual Report

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/        PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                               ORGANIZATION      AMOUNT a      VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
c,l SENIOR FLOATING RATE INTERESTS (CONTINUED)
    COMMUNICATIONS 0.1%
    Alaska Communications Systems Holdings Inc., 2006 Incremental
     Loan, 7.10%, 2/01/12 ................................................   United States     1,000,000   $ 1,005,840
                                                                                                           -----------
    CONSUMER DURABLES 0.3%
    Jarden Corp.,
       Term Loan B1, 7.10%, 1/24/12 ......................................   United States       165,606       166,768
       Term Loan B2, 7.10%, 1/24/12 ......................................   United States       771,971       777,275
    Propex Fabrics Inc., Term Loan B, 8.36%, 7/31/12 .....................   United States         5,044         5,038
    Tupperware Corp., Term Loan B, 6.84%, 12/05/12 .......................   United States     1,105,424     1,106,905
                                                                                                           -----------
                                                                                                             2,055,986
                                                                                                           -----------
    CONSUMER NON-DURABLES 0.8%
    Acco Brands Corp., Term Loan B, 7.10% - 7.11%, 8/17/12 ...............   United States       800,000       797,104
    B&G Foods Inc., Term Loan C, 7.36%, 2/23/13 ..........................   United States     1,250,000     1,263,963
    Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ................   United States     1,068,591     1,071,380
    Dean Foods Co., Term Loan B, 6.875%, 4/02/14 .........................   United States       500,000       500,510
    Michael Foods Inc., Term Loan B1, 7.36%, 11/21/10 ....................   United States     1,042,031     1,047,116
    Southern Wine & Spirits of America Inc., Term Loan B, 6.85%,
     5/31/12 .............................................................   United States     1,187,260     1,192,674
    Warnaco Inc., Term Loan, 6.83% - 8.75%, 1/31/13 ......................   United States     1,160,648     1,163,213
                                                                                                           -----------
                                                                                                             7,035,960
                                                                                                           -----------
    CONSUMER SERVICES 0.6%
    Cinemark USA Inc., Term Loan, 7.04% - 7.15%, 10/05/13 ................   United States       895,500       896,789
    Cinram International, Term Loan B, 7.36%, 5/05/11 ....................       Canada          240,909       239,912
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07% -
     7.11%, 3/29/13 ......................................................   United States       990,000       992,277
    Entravision Communications Corp., Term Loan B, 6.85%, 3/29/13 ........   United States       600,000       602,784
    Gatehouse Media Operating Inc.,
       Delayed Draw Term Loan, 7.10% - 7.11%, 8/28/14 ....................   United States       108,696       108,068
       Term Loan B, 7.11%, 8/28/14 .......................................   United States       291,304       289,624
    MCC Iowa,
       Term Loan D-1, 7.10% - 7.11%, 1/31/15 .............................   United States       937,721       942,016
       Term Loan D-2 (Delayed Draw), 7.10%, 1/31/15 ......................   United States        88,279        88,683
    Regal Cinemas Corp., Term Loan, 7.10%, 10/27/13 ......................   United States     1,097,243     1,102,883
                                                                                                           -----------
                                                                                                             5,263,036
                                                                                                           -----------
    ELECTRONIC TECHNOLOGY 0.1%
    DRS Technologies Inc., Term Loan, 6.85% - 6.86%, 1/31/13 .............   United States       977,147       980,684
                                                                                                           -----------
    ENERGY MINERALS 0.1%
    Alpha Natural Resources LLC, Term Loan B, 7.10%, 10/26/12 ............   United States       987,500       989,702
                                                                                                           -----------
    FINANCE 0.2%
    Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ...............   United States     1,138,409     1,142,496
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ................   United States       914,286       913,490
                                                                                                           -----------
                                                                                                             2,055,986
                                                                                                           -----------


                                                          Semiannual Report | 87

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/        PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                               ORGANIZATION      AMOUNT a      VALUE
----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
c,l SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HEALTH SERVICES 0.3%
    Fresenius Medical Care Holdings Inc., Term Loan B, 6.725% -
     6.735%, 3/31/13 .....................................................   United States       990,000   $   989,208
    HCA Inc., Term Loan B-1, 7.60%, 11/18/13 .............................   United States       698,250       705,721
    Health Management Associates Inc., Term Loan B, 7.10%,
     2/28/14 .............................................................   United States     1,200,000     1,204,956
                                                                                                           -----------
                                                                                                             2,899,885
                                                                                                           -----------
    HEALTH TECHNOLOGY 0.1%
    DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 .....................   United States     1,100,000     1,103,652
                                                                                                           -----------
    INDUSTRIAL SERVICES 0.1%
    Allied Waste North America Inc.,
       Credit Link, 5.32%, 3/28/14 .......................................   United States       276,841       278,666
       Term Loan B, 7.06% - 7.15%, 1/15/12 ...............................   United States       624,287       628,401
                                                                                                           -----------
                                                                                                               907,067
                                                                                                           -----------
    NON-ENERGY MINERALS 0.1%
    Freeport-McMoRan Copper & Gold Inc., Term Loan B, 7.07%,
     3/19/14 .............................................................   United States       569,360       572,065
                                                                                                           -----------
    PROCESS INDUSTRIES 0.3%
    Berry Plastics Holding Corp., Term Loan C, 7.32%, 4/03/15 ............   United States        99,500        99,788
    Georgia-Pacific Corp.,
       Additional Term Loan, 7.09%, 12/20/12 .............................   United States       498,750       501,673
       Term Loan B, 7.09% - 7.10%, 12/20/12 ..............................   United States       691,250       694,948
  d Huntsman International, Term Loan B, 7.07%, 4/19/14 ..................   United States       738,836       741,644
    Ineos U.S. Finance LLC,
       Term Loan B2, 7.58%, 12/16/13 .....................................   United States       247,500       249,287
       Term Loan C2, 8.08%, 12/23/14 .....................................   United States       247,500       249,302
    Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ......................   United States       204,891       206,309
                                                                                                           -----------
                                                                                                             2,742,951
                                                                                                           -----------
    PRODUCER MANUFACTURING 0.2%
    NCI Building Systems Inc., Term Loan B, 6.82%, 6/18/10 ...............   United States       976,997       979,870
    Sensus Metering Systems Inc.,
       Term Loan B1, 7.35% - 7.387%, 12/17/10 ............................   United States       192,391       192,243
       Term Loan B2, 7.35% - 7.387%, 12/17/10 ............................     Luxembourg         20,842        20,826
    TriMas Co. LLC,
       Term Loan B, 8.09% - 8.125%, 8/02/13 ..............................   United States       207,565       208,530
       Tranche B-1 L/C, 8.07%, 8/02/13 ...................................   United States        48,140        48,319
                                                                                                           -----------
                                                                                                             1,449,788
                                                                                                           -----------
    REAL ESTATE INVESTMENT TRUSTS 0.3%
    Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 ................   United States       590,723       597,369
    CB Richard Ellis Services Inc., Term Loan B, 6.82%, 12/20/13 .........   United States       997,500       997,390
    General Growth Properties Inc., Term Loan A-1, 6.57%, 2/24/10 ........   United States       503,655       502,829
                                                                                                           -----------
                                                                                                             2,097,588
                                                                                                           -----------


88 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/           PRINCIPAL
    FRANKLIN TOTAL RETURN FUND                                               ORGANIZATION         AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
c,l SENIOR FLOATING RATE INTERESTS (CONTINUED)
    RETAIL TRADE 0.1%
    Easton Bell Sports Inc., Term Loan B, 7.07%, 3/16/12 .................   United States         1,093,489       $ 1,096,485
                                                                                                                   -----------
    TECHNOLOGY SERVICES 0.1%
    Nuance Communications Inc.,
       Term Loan, 7.32%, 3/31/13 .........................................   United States           289,519           289,493
       Term Loan B-1, 7.32%, 3/31/13 .....................................   United States           600,000           599,946
                                                                                                                   -----------
                                                                                                                       889,439
                                                                                                                   -----------
    UTILITIES 0.2%
    Covanta Energy Corp.,
       Synthetic L/C, 5.26%, 2/09/14 .....................................   United States           329,897           330,913
       Term Loan B, 6.875%, 2/09/14 ......................................   United States           670,103           672,167
    NRG Energy Inc.,
       Credit Link, 7.35%, 2/01/13 .......................................   United States            98,401            99,117
       Term Loan B, 7.35%, 2/01/13 .......................................   United States           378,992           381,743
                                                                                                                   -----------
                                                                                                                     1,483,940
                                                                                                                   -----------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $38,059,317) ..............                                          38,107,463
                                                                                                                   -----------
    CREDIT - LINKED STRUCTURED NOTE (COST $1,404,289) 0.2%
    FINANCE CONGLOMERATES 0.2%
b,c Credit Suisse First Boston International, 144A, FRN, 7.65%,
     3/20/09 .............................................................   United States         1,400,000         1,429,750
                                                                                                                   -----------
    TOTAL LONG TERM INVESTMENTS (COST $952,117,311) ......................                                         961,737,683
                                                                                                                   -----------
    SHORT TERM INVESTMENTS 14.8%
    FOREIGN GOVERNMENT SECURITIES 2.2%
    Bank of Thailand Bond, 5.25%, 11/10/07 ...............................      Thailand             988,000 THB        28,673
  m Canada Treasury Bill, 5/17/07 ........................................       Canada            1,995,000 CAD     1,794,013
  m Egypt Treasury Bill, 6/26/07 - 1/08/08 ...............................       Egypt            12,725,000 EGP     2,175,052
    Government of Malaysia, 3.546%, 1/11/08 ..............................      Malaysia           1,530,000 MYR       447,643
    Government of Malaysia, 3.569%, 2/14/08 ..............................      Malaysia           5,925,000 MYR     1,734,041
d,m Malaysia Treasury Bill, 12/06/07 - 2/28/08 ...........................      Malaysia          15,300,000 MYR     4,365,247
  m Norway Treasury Bill, 9/19/07 - 3/19/08 ..............................       Norway           29,155,000 NOK     4,738,229
  m Sweden Treasury Bill, 12/19/07 .......................................       Sweden           10,085,000 SEK     1,471,798
  m Thailand Treasury Bill, 9/06/07 - 1/10/08 ............................      Thailand          92,097,000 THB     2,602,988
                                                                                                                   -----------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $18,786,669) ...............                                          19,357,684
                                                                                                                   -----------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $797,311) 0.1%
m,n U.S. Treasury Bill, 5/24/07 ..........................................   United States               800,000       797,608
                                                                                                                   -----------


                                                          Semiannual Report | 89

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/
    FRANKLIN TOTAL RETURN FUND                                               ORGANIZATION        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $109,049,009) 12.5%
  o Franklin Institutional Fiduciary Trust Money Market Portfolio,
      5.01% .............................................................    United States    109,049,009   $   109,049,009
                                                                                                            ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $128,632,989) .....................                                      129,204,301
                                                                                                            ---------------
    TOTAL INVESTMENTS (COST $1,080,750,300) 125.2% .......................                                    1,090,941,984
    NET UNREALIZED GAIN ON CREDIT DEFAULT SWAPS 0.0% f ...................                                          402,083
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0% f .............                                           26,122
    OTHER ASSETS, LESS LIABILITIES (25.2)% ...............................                                     (220,087,293)
                                                                                                            ---------------
    NET ASSETS 100.0% ....................................................                                  $   871,282,896
                                                                                                            ===============

See Currency and Selected Portfolio Abbreviations on page 91.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $48,306,457, representing 5.54% of net assets.

c     The coupon rate shown represents the rate at period end.

d See Note 1(d) regarding securities purchased on a when-issued, delayed delivery, or to-be-announced basis.

e     Perpetual bond with no stated maturity date.

f     Rounds to less than 0.1% of net assets.

g     Principal amount of security is adjusted for inflation. See Note 1(l).

h A supranational organization is an entity formed by two or more central governments through international treaties.

i The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

j Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the value of this security was $2,064,000, representing 0.24% of net assets.

k     Principal amount is stated in 1,000 Real units.

l     See Note 1(j) regarding senior floating rate interests.

m     The security is traded on a discount basis with no stated coupon rate.

n     On deposit with broker for initial margin on futures contracts (Note 9).

o See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


90 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

CURRENCY ABBREVIATIONS:        SELECTED PORTFOLIO ABBREVIATIONS:

BRL    - Brazilian Real        DIP    - Debtor-In-Possession
CAD    - Canadian Dollar       FHLB   - Federal Home Loan Bank
EGP    - Egyptian Pounds       FHLMC  - Federal Home Loan Mortgage Corp.
IDR    - Indonesian Rupiah     FNMA   - Federal National Mortgage Association
ISK    - Iceland Krona         FRN    - Floating Rate Note
JPY    - Japanese Yen          GNMA   - Government National Mortgage Association
KRW    - South Korean Won      L/C    - Letter of Credit
MYR    - Malaysian Ringgit     PC     - Participation Certificate
NOK    - Norwegian Krone       REIT   - Real Estate Investment Trust
PEN    - Peruvian Nuevo Sol    SF     - Single Family
PLN    - Polish Zloty
SEK    - Swedish Krona
SGD    - Singapore Dollar
SKK    - Slovak Koruna
THB    - Thai Baht


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 91

Franklin Investors Securities Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

                                                            ------------------------------------------------------------------------
                                                               FRANKLIN           FRANKLIN          FRANKLIN
                                                              ADJUSTABLE        FLOATING RATE     LOW DURATION         FRANKLIN
                                                            U.S. GOVERNMENT     DAILY ACCESS      TOTAL RETURN       TOTAL RETURN
                                                            SECURITIES FUND         FUND              FUND               FUND
                                                            ------------------------------------------------------------------------
Assets:
  Investments in securities:
   Cost - Unaffiliated issuers ..........................   $   334,558,462    $ 2,089,740,736   $    12,041,591    $   971,701,291
   Cost - Sweep Money Fund (Note 7) .....................        17,946,959        159,678,949           910,906        109,049,009
   Cost - Repurchase agreements .........................         6,938,763                 --                --                 --
                                                            ------------------------------------------------------------------------
   Total cost of investments ............................   $   359,444,184    $ 2,249,419,685   $    12,952,497    $ 1,080,750,300
                                                            ------------------------------------------------------------------------
   Value - Unaffiliated issuers .........................   $   331,060,858    $ 2,095,743,065   $    12,146,008    $   981,892,975
   Value - Sweep Money Fund (Note 7) ....................        17,946,959        159,678,949           910,906        109,049,009
   Value - Repurchase agreements ........................         6,938,763                 --                --                 --
                                                            ------------------------------------------------------------------------
   Total value of investments ...........................       355,946,580      2,255,422,014        13,056,914      1,090,941,984
  Cash ..................................................                --         29,549,971                --                 --
 Foreign currency, at value (cost $--, $--, $--, and
   $219,078, respectively) ..............................                --                 --                --            222,910
 Receivables:
   Investment securities sold ...........................         1,433,263         62,758,978           116,483          7,816,226
   Capital shares sold ..................................         1,690,523          8,001,594            79,204          5,463,916
   Interest .............................................         2,160,397         13,990,613           147,780          7,737,228
   Variation margin .....................................                --                 --                --            118,813
   Other ................................................                --                 --               497             11,450
  Swap premiums paid ....................................                --                 --                --             17,588
  Unrealized gain on forward exchange contracts (Note 10)                --                 --               994             90,288
  Unrealized gain on swap agreements (Note 8) ...........                --                 --             7,230            620,298
                                                            ------------------------------------------------------------------------
         Total assets ...................................       361,230,763      2,369,723,170        13,409,102      1,113,040,701
                                                            ------------------------------------------------------------------------
Liabilities:
  Payables:
   Investment securities purchased ......................                --        138,146,255            34,863        234,941,280
   Capital shares redeemed ..............................         1,086,500          7,949,524             3,445          1,956,757
   Affiliates ...........................................           240,417          1,499,585             4,764            444,766
   Accrued swap premium .................................                --                 --               852            212,405
   Swap premiums received ...............................                --                 --            14,243          1,718,076
   Distributions to shareholders ........................           426,062          3,593,644            23,004          1,118,198
   Professional fees ....................................            14,121             78,133            13,098             14,204
   Unaffiliated transfer agent fees .....................           104,958            103,973             4,496            245,617
  Funds advanced by custodian ...........................                --                 --                --            749,777
  Foreign funds advanced by custodian ...................                --                 --            40,416                 --
 Unrealized loss on forward exchange contracts (Note 10)                 --                 --             1,355             64,166
  Unrealized loss on swap agreements (Note 8) ...........                --                 --             1,775            218,215
 Unrealized loss on unfunded loan commitments (Note 12) .                --             46,523                --                 --
  Accrued expenses and other liabilities ................            39,032            833,205             5,584             74,344
                                                            ------------------------------------------------------------------------
         Total liabilities ..............................         1,911,090        152,250,842           147,895        241,757,805
                                                            ------------------------------------------------------------------------
          Net assets, at value ..........................   $   359,319,673    $ 2,217,472,328   $    13,261,207    $   871,282,896
                                                            ========================================================================
Net assets consist of:
  Paid-in capital .......................................   $   378,659,831    $ 2,585,622,423   $    13,307,263    $   866,623,538
  Distributions in excess of net investment income ......        (1,406,648)          (328,567)          (32,451)        (1,715,206)
  Net unrealized appreciation (depreciation) ............        (3,497,604)         5,955,806           114,244         10,709,289
  Accumulated net realized gain (loss) ..................       (14,435,906)      (373,777,334)         (127,849)        (4,334,725)
                                                            ------------------------------------------------------------------------
          Net assets, at value ..........................   $   359,319,673    $ 2,217,472,328   $    13,261,207    $   871,282,896
                                                            ========================================================================


92 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007 (unaudited)

                                                          ---------------------------------------------------------------------
                                                             FRANKLIN          FRANKLIN          FRANKLIN
                                                            ADJUSTABLE       FLOATING RATE     LOW DURATION        FRANKLIN
                                                          U.S. GOVERNMENT    DAILY ACCESS      TOTAL RETURN      TOTAL RETURN
                                                          SECURITIES FUND        FUND              FUND              FUND
                                                          ---------------------------------------------------------------------
CLASS A:
 Net assets, at value .................................   $   326,640,371   $ 1,669,710,767   $    13,261,207   $   503,798,521
                                                          =====================================================================
 Shares outstanding ...................................        36,759,070       165,522,257         1,345,171        50,349,750
                                                          =====================================================================
 Net asset value per share a ..........................   $          8.89   $         10.09   $          9.86   $         10.01
                                                          =====================================================================
 Maximum offering price per share (net asset value per
  share / 97.75%, 97.75%, 97.75% and 95.75%,
  respectively) .......................................   $          9.09   $         10.32   $         10.09   $         10.45
                                                          =====================================================================
CLASS B:
 Net assets, at value .................................                --   $    57,688,147                --   $    20,962,866
                                                          =====================================================================
 Shares outstanding ...................................                --         5,722,791                --         2,095,332
                                                          =====================================================================
 Net asset value and maximum offering price per share a                --   $         10.08                --   $         10.00
                                                          =====================================================================
CLASS C:
 Net assets, at value .................................   $    32,679,302   $   416,541,329                --   $    60,486,983
                                                          =====================================================================
 Shares outstanding ...................................         3,679,548        41,278,642                --         6,048,183
                                                          =====================================================================
 Net asset value and maximum offering price per share a   $          8.88   $         10.09                --   $         10.00
                                                          =====================================================================
CLASS R:
 Net assets, at value .................................                --                --                --   $    41,256,869
                                                          =====================================================================
 Shares outstanding ...................................                --                --                --         4,123,471
                                                          =====================================================================
 Net asset value and maximum offering price per share a                --                --                --   $         10.01
                                                          =====================================================================
ADVISOR CLASS:
Net assets, at value ..................................                --   $    73,532,085                --   $   244,777,657
                                                          =====================================================================
Shares outstanding ....................................                --         7,284,590                --        24,430,085
                                                          =====================================================================
Net asset value and maximum offering price per share a                 --   $         10.09                --   $         10.02
                                                          =====================================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 93

Franklin Investors Securities Trust

STATEMENTS OF OPERATIONS
for the six months ended April 30, 2007

                                                              -------------------------------------------------------------------
                                                                 FRANKLIN          FRANKLIN         FRANKLIN
                                                                ADJUSTABLE       FLOATING RATE    LOW DURATION         FRANKLIN
                                                              U.S. GOVERNMENT    DAILY ACCESS     TOTAL RETURN       TOTAL RETURN
                                                              SECURITIES FUND        FUND             FUND               FUND
                                                              -------------------------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers ....................................   $            --   $            --  $            --    $      19,531
  Sweep Money Fund (Note 7) ...............................           309,957         4,033,389           17,116        1,446,730
 Interest .................................................         9,263,311        75,790,025          274,433       19,521,096
                                                              -------------------------------------------------------------------
        Total investment income ...........................         9,573,268        79,823,414          291,549       20,987,357
                                                              -------------------------------------------------------------------
Expenses:
 Management fees (Note 3a) ................................           721,204         3,318,194           24,959        1,419,352
 Administrative fees (Note 3b) ............................           185,589         2,183,764           12,295          781,477
 Distribution fees: (Note 3c)
  Class A .................................................           421,604         2,099,266           15,378          556,028
  Class B .................................................                --           285,475               --           67,157
  Class C .................................................           110,634         1,271,417               --          168,785
  Class R .................................................                --                --               --           85,266
 Transfer agent fees (Note 3e) ............................           282,912         1,253,799            7,808          771,432
 Custodian fees (Note 4) ..................................             3,619            20,283            4,196           54,202
 Reports to shareholders ..................................            27,075           158,965              833           35,723
 Registration and filing fees .............................            32,088            88,270           11,147           85,876
 Professional fees ........................................            12,477            73,973           10,452           16,215
 Trustees' fees and expenses ..............................             5,842            20,881              142            7,458
 Other ....................................................             3,755            42,105            2,898           23,859
                                                              -------------------------------------------------------------------
        Total expenses ....................................         1,806,799        10,816,392           90,108        4,072,830
        Expense reductions (Note 4) .......................                (6)          (10,575)             (11)          (1,830)
        Expenses waived/paid by affiliates (Note 3f) ......                --                --          (34,759)        (849,332)
                                                              -------------------------------------------------------------------
           Net expenses ...................................         1,806,793        10,805,817           55,338        3,221,668
                                                              -------------------------------------------------------------------
            Net investment income .........................         7,766,475        69,017,597          236,211       17,765,689
                                                              -------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................           107,794           875,349           22,847        3,407,908
  Foreign currency transactions ...........................                --                --           (2,674)         (68,725)
  Financial futures contracts .............................                --                --               --          118,294
  Swap agreements .........................................                --                --             (169)        (428,971)
                                                              -------------------------------------------------------------------
           Net realized gain (loss) .......................           107,794           875,349           20,004        3,028,506
                                                              -------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .............................................         1,461,818         4,079,911           72,642        3,533,734
  Translation of assets and liabilities denominated in
    foreign currencies ....................................                --                --            4,997          118,972
                                                              -------------------------------------------------------------------
           Net change in unrealized
             appreciation (depreciation) ..................         1,461,818         4,079,911           77,639        3,652,706
                                                              -------------------------------------------------------------------
Net realized and unrealized gain (loss) ...................         1,569,612         4,955,260           97,643        6,681,212
                                                              -------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ..............................................   $     9,336,087   $    73,972,857  $       333,854    $  24,446,901
                                                              ===================================================================


94 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                -------------------------------------------------------------------------
                                                      FRANKLIN ADJUSTABLE                 FRANKLIN FLOATING RATE
                                                U.S. GOVERNMENT SECURITIES FUND               DAILY ACCESS FUND
                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                 APRIL 30, 2007       OCTOBER 31,      APRIL 30, 2007       OCTOBER 31,
                                                   (UNAUDITED)           2006           (UNAUDITED)            2006
                                                -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................   $     7,766,475    $    16,188,822    $    69,017,597    $   135,282,231
  Net realized gain (loss) from investments ..           107,794           (497,000)           875,349          1,505,541
  Net change in unrealized appreciation
    (depreciation) on investments ............         1,461,818          1,281,173          4,079,911        (11,804,713)
                                                -------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from operations .........         9,336,087         16,972,995         73,972,857        124,983,059
                                                -------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................        (8,406,393)       (18,018,583)       (53,925,509)      (108,018,973)
    Class B ..................................                --                 --         (1,674,881)        (3,443,982)
    Class C ..................................          (769,534)        (1,640,973)       (11,750,576)       (19,601,654)
    Advisor Class ............................                --                 --         (1,770,429)        (4,629,148)
                                                -------------------------------------------------------------------------
 Total distributions to shareholders .........        (9,175,927)       (19,659,556)       (69,121,395)      (135,693,757)
                                                -------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................       (46,210,384)      (100,079,739)       (76,573,012)      (139,955,746)
    Class B ..................................                --                 --         (3,416,463)        (4,402,296)
    Class C ..................................        (3,301,058)       (12,245,463)        35,077,195         50,980,725
    Advisor Class ............................                --                 --        (20,758,985)        56,002,366
                                                -------------------------------------------------------------------------
 Total capital share transactions ............       (49,511,442)      (112,325,202)       (65,671,265)       (37,374,951)
                                                -------------------------------------------------------------------------
 Redemption fees .............................               845              7,259             23,027             36,615
                                                -------------------------------------------------------------------------
        Net increase (decrease) in  net assets       (49,350,437)      (115,004,504)       (60,796,776)       (48,049,034)
Net assets:
 Beginning of period .........................       408,670,110        523,674,614      2,278,269,104      2,326,318,138
                                                -------------------------------------------------------------------------
 End of period ...............................   $   359,319,673    $   408,670,110    $ 2,217,472,328    $ 2,278,269,104
                                                -------------------------------------------------------------------------
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of period ..............................   $    (1,406,648)   $         2,804    $      (328,567)   $      (224,769)
                                                =========================================================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 95

Franklin Investors Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                -------------------------------------------------------------------------
                                                     FRANKLIN LOW DURATION                        FRANKLIN
                                                        TOTAL RETURN FUND                     TOTAL RETURN FUND
                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2007       OCTOBER 31,      APRIL 30, 2007       OCTOBER 31,
                                                   (UNAUDITED)           2006           (UNAUDITED)            2006
                                                -------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
  Net investment income ......................   $       236,211    $       372,023    $    17,765,689    $    27,650,817
  Net realized gain (loss) from investments,
    swap agreements, financial futures contracts
    and foreign currency transactions ........            20,004            (93,224)         3,028,506         (4,009,431)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    denominated in foreign currencies ........            77,639            144,538          3,652,706         11,198,704
                                                -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ..........           333,854            423,337         24,446,901         34,840,090
                                                -------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................          (247,947)          (394,176)       (10,954,369)       (17,392,729)
    Class B ..................................                --                 --           (472,760)          (983,675)
    Class C ..................................                --                 --         (1,173,118)        (1,791,510)
    Class R ..................................                --                 --           (798,096)        (1,263,525)
    Advisor Class ............................                --                 --         (5,974,285)       (10,025,400)
                                                -------------------------------------------------------------------------
 Total distributions to shareholders .........          (247,947)          (394,176)       (19,372,628)       (31,456,839)
                                                -------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................         1,447,969          1,382,277         94,661,438        112,725,310
    Class B ..................................                --                 --           (193,913)          (403,599)
    Class C ..................................                --                 --         14,039,148         11,130,931
    Class R ..................................                --                 --         10,811,380          8,436,557
    Advisor Class ............................                --                 --         20,297,742         43,281,057
                                                -------------------------------------------------------------------------
 Total capital share transactions ............         1,447,969          1,382,277        139,615,795        175,170,256
                                                -------------------------------------------------------------------------
 Redemption fees .............................             5,275                (41)             2,668              7,345
                                                -------------------------------------------------------------------------
        Net increase (decrease) in net assets          1,539,151          1,411,397        144,692,736        178,560,852
Net assets:
 Beginning of period .........................        11,722,056         10,310,659        726,590,160        548,029,308
                                                -------------------------------------------------------------------------
 End of period ...............................   $    13,261,207    $    11,722,056    $   871,282,896    $   726,590,160
                                                -------------------------------------------------------------------------
Distributions in excess of net investment
 income included in net assets:
  End of period ..............................   $       (32,451)   $       (36,420)   $    (1,715,206)          (108,267)
                                                =========================================================================


96 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of nine separate funds. All funds included in this report (the Funds) are diversified, except The Franklin Floating Rate Daily Access Fund. The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------------------------------------------------------------------------
CLASS A                                                  CLASS A, CLASS B, CLASS C & ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Franklin Low Duration Total Return Fund                  Franklin Floating Rate Daily Access Fund

-------------------------------------------------------------------------------------------------------------
CLASS A & CLASS C                                        CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Franklin Adjustable U.S. Government Securities Fund      Franklin Total Return Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.


                                                          Semiannual Report | 97

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.


98 | Semiannual Report

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. JOINT REPURCHASE AGREEMENT

Certain funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the funds at period end had been entered into on April 30, 2007. The joint repurchase agreement is valued at cost.

D. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The funds may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. FUTURES CONTRACTS

The Franklin Total Return Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.


                                                          Semiannual Report | 99

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FUTURES CONTRACTS (CONTINUED)

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

F. FOREIGN CURRENCY CONTRACTS

When the funds purchase or sell foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.

The Franklin Low Duration Total Return Fund and the Franklin Total Return Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

G. CREDIT DEFAULT SWAPS

The Franklin Low Duration Total Return Fund and the Franklin Total Return Fund may purchase or sell credit default swap contracts to manage or gain exposure to credit risk. Credit default swaps are agreements between two parties whereby the buyer receives credit protection and the seller guarantees the credit worthiness of a referenced debt obligation. The buyer pays the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain or loss upon receipt or payment thereof in the Statements of Operations. In return, the buyer would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation.


100 | Semiannual Report

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. CREDIT DEFAULT SWAPS (CONTINUED)

Credit default swaps are marked to market daily based upon quotations from the market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Any payment received or paid to initiate a contract is recorded as a liability or asset in the Statements of Assets and Liabilities and amortized over the life of the contract as a realized gain or loss. When the swap contract is terminated early, the fund records a realized gain or loss for any payments received or paid.

The risks of credit default swaps include unfavorable changes in interest rates, an illiquid secondary market and the possible inability of the counterparty to fulfill its obligations under the agreement, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

H. CREDIT LINKED NOTES

The Franklin Total Return Fund may purchase credit linked notes. Credit linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset or basket of assets. The risks of credit linked notes include the potential default of the underlying reference asset, the potential inability of the fund to dispose of the credit linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

I. MORTGAGE DOLLAR ROLLS

The Franklin Adjustable U.S. Government Securities Fund and the Franklin Total Return Fund may enter into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the funds and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the funds. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

J. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the funds invest are generally readily marketable, but may be subject to some restrictions on resale.


                                                         Semiannual Report | 101

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

K. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

L. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

M. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


102 | Semiannual Report

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

N. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

O. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                       -------------------------------------------------------------
                                        FRANKLIN ADJUSTABLE
                                          U.S. GOVERNMENT                FRANKLIN FLOATING RATE
                                          SECURITIES FUND                   DAILY ACCESS FUND
                                       -------------------------------------------------------------
                                       SHARES           AMOUNT           SHARES           AMOUNT
                                       -------------------------------------------------------------
CLASS A SHARES:
Six months ended April 30, 2007
 Shares sold ....................       3,226,565    $  28,649,249       21,046,692    $ 212,242,084
 Shares issued in reinvestment of
  distributions .................         677,983        6,025,044        3,692,856       37,234,819
 Shares redeemed ................      (9,102,832)     (80,884,677)     (32,345,934)    (326,049,915)
                                       -------------------------------------------------------------
 Net increase (decrease) ........      (5,198,284)   $ (46,210,384)      (7,606,386)   $ (76,573,012)
                                       =============================================================
Year ended October 31, 2006
 Shares sold ....................       7,377,947    $  65,604,588       54,725,812    $ 552,722,965
 Shares issued in reinvestment of
  distributions .................       1,470,103       13,073,964        7,357,358       74,246,788
 Shares redeemed ................     (20,107,643)    (178,758,291)     (75,947,165)    (766,925,499)
                                       -------------------------------------------------------------
 Net increase (decrease) ........     (11,259,593)   $(100,079,739)     (13,863,995)   $(139,955,746)
                                       =============================================================



                                                         Semiannual Report | 103

Franklin Investors Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                      ---------------------------------------------------------
                                      FRANKLIN ADJUSTABLE
                                         U.S. GOVERNMENT              FRANKLIN FLOATING RATE
                                         SECURITIES FUND                DAILY ACCESS FUND
                                      ---------------------------------------------------------
                                        SHARES       AMOUNT           SHARES          AMOUNT
                                      ---------------------------------------------------------
CLASS B SHARES:
Six months ended April 30, 2007
 Shares sold ....................                                     314,474     $   3,169,908
 Shares issued in reinvestment of
  distributions .................                                     112,568         1,134,278
 Shares redeemed ................                                    (766,288)       (7,720,649)
                                                                  -----------------------------
 Net increase (decrease) ........                                    (339,246)    $  (3,416,463)
                                                                  =============================
Year ended October 31, 2006
 Shares sold ....................                                   1,766,366     $  17,836,278
 Shares issued in reinvestment of
  distributions .................                                     223,881         2,258,068
 Shares redeemed ................                                  (2,429,685)      (24,496,642)
                                                                  -----------------------------
 Net increase (decrease) ........                                    (439,438)    $  (4,402,296)
                                                                  =============================

CLASS C SHARES:
Six months ended April 30, 2007
 Shares sold ....................       418,874   $  3,718,095      9,177,920     $  92,560,568
 Shares issued in reinvestment of
  distributions .................        65,724        583,613        841,412         8,487,068
 Shares redeemed ................      (856,253)    (7,602,766)    (6,542,201)      (65,970,441)
                                      ----------------------------------------------------------
 Net increase (decrease) ........      (371,655)  $ (3,301,058)     3,477,131     $  35,077,195
                                     ===========================================================
Year ended October 31, 2006
 Shares sold ....................     1,018,449   $  9,056,076     17,324,325     $ 174,966,405
 Shares issued in reinvestment of
  distributions .................       136,025      1,208,933      1,389,217        14,024,507
 Shares redeemed ................    (2,533,121)   (22,510,472)   (13,660,912)     (138,010,187)
                                     -----------------------------------------------------------
 Net increase (decrease) ........    (1,378,647)  $(12,245,463)     5,052,630     $  50,980,725
                                     ===========================================================
ADVISOR CLASS SHARES:
Six months ended April 30, 2007
 Shares sold ....................                                   3,557,348     $  35,899,557
 Shares issued in reinvestment of
  distributions .................                                     107,565         1,085,155
 Shares redeemed ................                                  (5,727,876)      (57,743,697)
                                                                  -----------------------------
 Net increase (decrease) ........                                  (2,062,963)    $ (20,758,985)
                                                                  =============================
Year ended October 31, 2006
 Shares sold ....................                                   9,526,397      $ 96,508,595
 Shares issued in reinvestment of
  distributions .................                                     347,922         3,510,016
 Shares redeemed ................                                  (4,363,229)      (44,016,245)
                                                                  -----------------------------
 Net increase (decrease) ........                                   5,511,090      $ 56,002,366
                                                                  =============================


104 | Semiannual Report

Franklin Investors Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                      --------------------------------------------------------
                                      FRANKLIN LOW DURATION
                                         TOTAL RETURN FUND        FRANKLIN TOTAL RETURN FUND
                                      --------------------------------------------------------
                                       SHARES        AMOUNT          SHARES           AMOUNT
                                      --------------------------------------------------------
CLASS A SHARES:
Six months ended April 30, 2007
 Shares sold ....................      395,872    $  3,883,927     14,547,615    $ 144,932,939
 Shares issued in reinvestment of
  distributions .................       12,780         125,464        768,109        7,654,320
 Shares redeemed ................     (261,253)     (2,561,422)    (5,813,050)     (57,925,821)
                                      --------------------------------------------------------
 Net increase (decrease) ........      147,399    $  1,447,969      9,502,674    $  94,661,438
                                      ========================================================
Year ended October 31, 2006
 Shares sold ....................      489,444    $  4,766,287     20,615,536    $ 202,745,466
 Shares issued in reinvestment of
  distributions .................       17,609         171,686      1,203,711       11,851,828
 Shares redeemed ................     (364,981)     (3,555,696)   (10,381,230)    (101,871,984)
                                      --------------------------------------------------------
 Net increase (decrease) ........      142,072    $  1,382,277     11,438,017    $ 112,725,310
                                      ========================================================
CLASS B SHARES:
Six months ended April 30, 2007
 Shares sold ....................                                     186,436    $   1,856,590
 Shares issued in reinvestment of
  distributions .................                                      35,720          355,871
 Shares redeemed ................                                    (241,485)      (2,406,374)
                                                                   ---------------------------
 Net increase (decrease) ........                                     (19,329)   $    (193,913)
                                                                   ===========================
Year ended October 31, 2006
 Shares sold ....................                                     462,867    $   4,551,684
 Shares issued in reinvestment of
  distributions .................                                      74,768          736,308
 Shares redeemed ................                                    (579,037)      (5,691,591)
                                                                   ---------------------------
 Net increase (decrease) ........                                     (41,402)   $    (403,599)
                                                                   ===========================
CLASS C SHARES:
Six months ended April 30, 2007
 Shares sold ....................                                   2,207,186    $  21,987,030
 Shares issued in reinvestment of
  distributions .................                                      89,331          889,706
 Shares redeemed ................                                    (886,958)      (8,837,588)
                                                                   ---------------------------
 Net increase (decrease) ........                                   1,409,559    $  14,039,148
                                                                   ===========================
Year ended October 31, 2006
 Shares sold ....................                                   2,403,512    $  23,631,789
 Shares issued in reinvestment of
  distributions .................                                     141,295        1,390,990
 Shares redeemed ................                                  (1,414,514)     (13,891,848)
                                                                   ---------------------------
 Net increase (decrease) ........                                   1,130,293    $  11,130,931
                                                                   ===========================


                                                         Semiannual Report | 105

Franklin Investors Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                  --------------------------
                                                  FRANKLIN TOTAL RETURN FUND
                                                  --------------------------
                                                    SHARES         AMOUNT
                                                  --------------------------
CLASS R SHARES:
Six months ended April 30, 2007
 Shares sold ..................................    1,573,902    $ 15,679,679
 Shares issued in reinvestment of distributions       70,014         697,734
 Shares redeemed ..............................     (559,283)     (5,566,033)
                                                  --------------------------
 Net increase (decrease) ......................    1,084,633    $ 10,811,380
                                                  ==========================
Year ended October 31, 2006
 Shares sold ..................................    1,591,047    $ 15,660,425
 Shares issued in reinvestment of distributions      117,352       1,155,375
 Shares redeemed ..............................     (853,879)     (8,379,243)
                                                  --------------------------
 Net increase (decrease) ......................      854,520    $  8,436,557
                                                  ==========================
ADVISOR CLASS SHARES:
Six months ended April 30, 2007
 Shares sold ..................................    2,529,879    $ 25,209,216
 Shares issued in reinvestment of distributions      363,885       3,629,273
 Shares redeemed ..............................     (854,922)     (8,540,747)
                                                  --------------------------
 Net increase (decrease) ......................    2,038,842    $ 20,297,742
                                                  ==========================
Year ended October 31, 2006
 Shares sold ..................................    5,675,564    $ 56,096,696
 Shares issued in reinvestment of distributions      522,742       5,157,807
 Shares redeemed ..............................   (1,822,549)    (17,973,446)
                                                  --------------------------
 Net increase (decrease) ......................    4,375,757    $ 43,281,057
                                                  ==========================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       0.40%            Up to and including $5 billion
       0.35%            Over $5 billion, up to and including $10 billion
       0.33%            Over $10 billion, up to and including $15 billion
       0.30%            In excess of $15 billion


106 | Semiannual Report

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

The Franklin Floating Rate Daily Access Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
        0.450%         Up to and including $500 million
        0.350%         Over $500 million, up to and including $1 billion
        0.300%         Over $1 billion, up to and including $1.5 billion
        0.250%         Over $1.5 billion, up to and including $6.5 billion
        0.225%         Over $6.5 billion, up to and including $11.5 billion
        0.200%         Over $11.5 billion, up to and including $16.5 billion
        0.190%         Over $16.5 billion, up to and including $19 billion
        0.180%         Over $19 billion, up to and including $21.5 billion
        0.170%         In excess of $21.5 billion

The Franklin Low Duration Total Return Fund and the Franklin Total Return Fund pay an investment management fee to Advisers based on the average daily net assets of the funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
        0.425%         Up to and including $500 million
        0.325%         Over $500 million, up to and including $1 billion
        0.280%         Over $1 billion, up to and including $1.5 billion
        0.235%         Over $1.5 billion, up to and including $6.5 billion
        0.215%         Over $6.5 billion, up to and including $11.5 billion
        0.200%         Over $11.5 billion, up to and including $16.5 billion
        0.190%         Over $16.5 billion, up to and including $19 billion
        0.180%         Over $19 billion, up to and including $21.5 billion
        0.170%         In excess of $21.5 billion

B. ADMINISTRATIVE FEES

The Franklin Floating Rate Daily Access Fund, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the funds.

The Franklin Adjustable U.S. Government Securities Fund pays an administrative fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.10%         Up to and including $5 billion
        0.09%         Over $5 billion, up to and including $10 billion
        0.08%         In excess of $10 billion


                                                         Semiannual Report | 107

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the funds' Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds' compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                            -------------------------------------------------------------------
                               FRANKLIN          FRANKLIN          FRANKLIN
                              ADJUSTABLE         FLOATING        LOW DURATION        FRANKLIN
                            U.S. GOVERNMENT     RATE DAILY       TOTAL RETURN      TOTAL RETURN
                            SECURITIES FUND     ACCESS FUND          FUND              FUND
                            -------------------------------------------------------------------
Reimbursement Plans:
 Class A ................        0.25%             0.25%               --%             0.25%

Compensation Plans:
 Class A ................          --                --              0.25%               --
 Class B ................          --              1.00%               --              0.65%
 Class C ................        0.65%             0.65%               --              0.65%
 Class R ................          --                --                --              0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                        --------------------------------------------------------------
                                            FRANKLIN          FRANKLIN       FRANKLIN
                                           ADJUSTABLE         FLOATING     LOW DURATION     FRANKLIN
                                        U.S. GOVERNMENT      RATE DAILY    TOTAL RETURN   TOTAL RETURN
                                        SECURITIES FUND     ACCESS FUND        FUND           FUND
                                        --------------------------------------------------------------
Sales charges retained net of
 commissions paid to unaffiliated
 broker/dealers .....................        $8,616           $453,834         $4,043       $307,636
Contingent deferred sales charges
 retained ...........................        $3,433           $116,439         $   --       $ 16,964


108 | Semiannual Report

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the period ended April 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                    -----------------------------------------------------------
                                        FRANKLIN       FRANKLIN        FRANKLIN
                                       ADJUSTABLE      FLOATING      LOW DURATION    FRANKLIN
                                    U.S. GOVERNMENT   RATE DAILY     TOTAL RETURN  TOTAL RETURN
                                    SECURITIES FUND  ACCESS FUND         FUND          FUND
                                    -----------------------------------------------------------
Transfer agent fees ...........         $143,801       $600,754         $2,875       $421,066

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees for the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by Advisers and FT Services are not subject to reimbursement by the funds subsequent to the fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the fund's Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At April 30, 2007, Advisers or the investment companies managed by Advisers owned 37.17% and 10.76%, respectively, of the Franklin Low Duration Total Return Fund's and the Franklin Total Return Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2007, the custodian fees were reduced as noted in the Statements of Operations.


                                                         Semiannual Report | 109

Franklin Investors Securities Trust

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2006, the capital loss carryforwards were as follows:

                                          ---------------------------------------------------------------------
                                             FRANKLIN          FRANKLIN          FRANKLIN
                                            ADJUSTABLE         FLOATING        LOW DURATION        FRANKLIN
                                          U.S. GOVERNMENT     RATE DAILY       TOTAL RETURN      TOTAL RETURN
                                          SECURITIES FUND     ACCESS FUND          FUND              FUND
                                          ---------------------------------------------------------------------
Capital loss carryforwards expiring in:
2007 ..................................   $     1,456,300   $            --   $            --   $            --
2008 ..................................         3,438,157                --                --                --
2009 ..................................         1,279,054                --                --         1,361,562
2010 ..................................                --       192,104,885                --           550,214
2011 ..................................           585,362       108,452,146                --                --
2012 ..................................         1,039,516        74,147,691                --                --
2013 ..................................         2,782,773                --            38,924           466,273
2014 ..................................         3,962,538                --           108,726         5,783,491
                                          ---------------------------------------------------------------------
                                          $    14,543,700   $   374,704,722   $       147,650   $     8,161,540
                                          =====================================================================

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                          ------------------------------------------------------------------------
                                             FRANKLIN           FRANKLIN           FRANKLIN
                                            ADJUSTABLE          FLOATING         LOW DURATION         FRANKLIN
                                          U.S. GOVERNMENT      RATE DAILY        TOTAL RETURN       TOTAL RETURN
                                          SECURITIES FUND      ACCESS FUND           FUND               FUND
                                          ------------------------------------------------------------------------
Cost of investments ...................   $   359,444,184    $ 2,249,683,181    $    12,982,053    $ 1,082,955,110
                                          ========================================================================
Unrealized appreciation ...............   $       381,391    $     7,483,349    $       109,096    $    13,689,693
Unrealized depreciation ...............        (3,878,995)        (1,744,516)           (34,235)        (5,702,819)
                                          ------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) .......................   $    (3,497,604)   $     5,738,833    $        74,861    $     7,986,874
                                          ========================================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, credit default swaps, bond discounts and premiums and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, financial futures transactions, paydown losses, credit default swaps, bond discounts and premiums, and inflation related adjustments on foreign securities.


110 | Semiannual Report

Franklin Investors Securities Trust

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2007, were as follows:

                                          ---------------------------------------------------------------------
                                             FRANKLIN          FRANKLIN          FRANKLIN
                                            ADJUSTABLE       FLOATING RATE     LOW DURATION        FRANKLIN
                                          U.S. GOVERNMENT    DAILY ACCESS      TOTAL RETURN      TOTAL RETURN
                                          SECURITIES FUND        FUND              FUND              FUND
                                          ---------------------------------------------------------------------
Purchases .............................   $    60,372,585   $   793,777,769   $     2,880,555   $ 1,252,298,850
Sales .................................   $   111,643,690   $   780,237,706   $     1,967,138   $ 1,075,548,095

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT DEFAULT SWAPS

At April 30, 2007, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following credit default swap contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

--------------------------------------------------------------------------------------------------------------------
                                                                   PERIODIC
                                                      NOTIONAL      PAYMENT     EXPIRATION   UNREALIZED   UNREALIZED
                                                       AMOUNT        RATE          DATE         GAIN         LOSS
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Anadarko Petroleum Corp., 6.125%, 3/15/12
 (Citigroup) .....................................   $  180,000         0.33%    3/20/12     $       --   $     (435)
Dow Jones CDX North America High Yield
 Swap Series 7 (Credit Suisse International) .....      100,000         3.25%    12/20/11            --          (41)
Ford Motor Credit Co., 7.00%, 10/01/13
 (Merrill Lynch) .................................      150,000         2.75%    9/20/10             --       (1,299)
GMAC LLC, 6.875%, 8/28/12
 (Merrill Lynch) .................................      150,000         0.93%    3/20/10          2,030           --
IAC/InteractiveCorp., 7.00%, 1/15/13
 (Merrill Lynch) .................................      200,000         0.68%    3/20/12            200           --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
ABX.HE.A.06-1 (JPMorgan Chase) ...................   $  500,000         0.54%    7/25/45          5,000           --
                                                                                             -----------------------
 Unrealized gain (loss) on credit default swaps ..                                                7,230       (1,775)
                                                                                             -----------------------
    Net unrealized gain (loss) on credit default swaps                                       $    5,455   $       --
                                                                                             =======================



                                                         Semiannual Report | 111

Franklin Investors Securities Trust

8. CREDIT DEFAULT SWAPS (CONTINUED)

FRANKLIN TOTAL RETURN FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                          PERIODIC
                                                             NOTIONAL      PAYMENT   EXPIRATION      UNREALIZED     UNREALIZED
                                                              AMOUNT        RATE         DATE            GAIN          LOSS
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Anadarko Petroleum Corp., 6.125%, 3/15/12
  (Citigroup) ..........................................   $ 10,480,000      0.33%      3/20/12     $         --   $    (25,317)
Dow Jones CDX North America High Yield
  Swap Series 7 (Credit Suisse
  International) .......................................      7,000,000      3.25%     12/20/11               --        (12,357)
Dow Jones CDX North America High Yield
  Swap Series 7 (Goldman Sachs) ........................      2,000,000      3.25%     12/20/11               --         (3,530)
Dow Jones CDX North America High Yield
  Swap Series 7 (Merrill Lynch) ........................      9,000,000      3.25%     12/20/11               --        (15,886)
Dow Jones CDX North America Investment
  Grade Swap Series 7 (Credit Suisse
  International) .......................................     12,000,000      0.40%     12/20/11              --          (4,890)
First Energy Corp., 6.45%, 11/15/11
  (Citigroup) ..........................................      4,500,000      0.46%      3/20/11               --        (53,609)
Ford Motor Credit Co., 7.375%, 2/01/11
  (Goldman Sachs) ......................................     10,000,000      2.08%      2/01/11          157,151             --
Ford Motor Credit Co., 7.00%, 10/01/13
  (Merrill Lynch) ......................................     11,850,000      2.75%      9/20/10               --       (102,626)
GMAC LLC, 7.75%, 1/19/10
  (Merrill Lynch) ......................................      8,850,000     0.845%      3/20/10          119,734             --
IAC/InteractiveCorp., 7.00%, 1/15/13
  (Merrill Lynch) ......................................      8,400,000      0.68%      3/20/12            8,413             --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
ABX.HE.A.06-1 (JPMorgan Chase) .........................   $ 33,500,000      0.54%      7/25/45          335,000             --
                                                                                                    ---------------------------
  Unrealized gain (loss) on credit default swaps .......                                                 620,298       (218,215)
                                                                                                    ---------------------------
    Net unrealized gain (loss) on credit default swaps .                                            $    402,083   $         --
                                                                                                    ===========================

9. FINANCIAL FUTURES CONTRACTS

At April 30, 2007, the Franklin Total Return Fund had the following financial futures contracts outstanding:

FRANKLIN TOTAL RETURN FUND

--------------------------------------------------------------------------------------
                                 NUMBER OF     DELIVERY      CONTRACT     UNREALIZED
CONTRACTS TO BUY                 CONTRACTS      DATES       FACE VALUE    GAIN (LOSS)
--------------------------------------------------------------------------------------
U.S. Treasury 20 Year Bond ..       111        6/29/07     $11,100,000   $   (44,227)
U.S. Treasury  2 Year Note ..        95        6/29/07      19,000,000        44,531
U.S. Treasury  5 Year Note ..        14        6/29/07       1,400,000         7,766


112 | Semiannual Report

Franklin Investors Securities Trust

10. FORWARD EXCHANGE CONTRACTS

At April 30, 2007, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following forward exchange contracts outstanding:

FRANKLIN LOW DURATION TOTAL RETURN FUND

-------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT         SETTLEMENT        UNREALIZED        UNREALIZED
CONTRACTS TO BUY                                          AMOUNT a            DATE              GAIN              LOSS
-------------------------------------------------------------------------------------------------------------------------
    5,777,000 Japanese Yen ............................      50,000          7/13/07         $       --        $   (1,160)
    3,953,250 Japanese Yen ............................      34,426          1/22/08                 --              (195)
      600,000 Iceland Krona ...........................       8,024         10/09/07                994                --
                                                                                             ----------------------------
                Unrealized gain (loss) on forward exchange contracts .....................          994            (1,355)
                                                                                             ============================
                  Net unrealized gain (loss) on forward exchange contracts ...............   $       --        $     (361)
                                                                                             ============================

FRANKLIN TOTAL RETURN FUND

-------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT         SETTLEMENT        UNREALIZED        UNREALIZED
CONTRACTS TO BUY                                          AMOUNT a            DATE              GAIN              LOSS
-------------------------------------------------------------------------------------------------------------------------
   265,742,000 Japanese Yen ...........................   2,300,000          7/13/07         $       --        $  (53,355)
   218,558,250 Japanese Yen ...........................   1,903,287          1/22/08                 --           (10,811)
    54,500,000 Iceland Krona ..........................     728,804         10/09/07                               90,288
                                                                                             ----------------------------
                Unrealized gain (loss) on forward exchange contracts .....................       90,288           (64,166)
                                                                                             ============================
                   Net unrealized gain (loss) on forward exchange contracts ..............   $   26,122        $      --
                                                                                             ============================

a     In U.S. dollars unless otherwise indicated.

11. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin Floating Rate Daily Access Fund has 89.47% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin Floating Rate Daily Access Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2007, the value of this security was $1,102,809, representing 0.05%, of the Fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.


                                                         Semiannual Report | 113

Franklin Investors Securities Trust

12. UNFUNDED LOAN COMMITMENTS

The Franklin Floating Rate Daily Access Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statements of Investments.

At April 30, 2007, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                       UNFUNDED
BORROWER                                                              COMMITMENT
--------------------------------------------------------------------------------
Advance Food Company, Delayed Draw Term Loan ...................     $   400,000
CBRL Group (Cracker Barrel), Term Loan B2 (Delayed Draw) .......         817,862
Conseco Inc., Revolver .........................................       4,000,000
Fairpoint Communications Inc., Revolver ........................         120,909
Gray Television, Term Loan B ...................................       4,010,150
Infrastrux, Term Loan ..........................................         337,297
Longview Power LLC, Delayed Draw Term Loan .....................       1,540,000
Sealy Mattress Co., Revolver ...................................       1,750,000
Seminole Tribe of Florida, Term B-1 Delay Draw Loan ............         631,579
United Surgical Partners, Delayed Draw Term Loan ...............         758,065
Univision Communications, Delayed Draw Term Loan ...............         797,315
Valassis Communications, Delayed Draw Term Loan ................       1,066,667
VML US Finance LLC, Delayed Draw ...............................       4,349,238
WMG Acquisition Group, Revolver A ..............................       6,520,000
                                                                     -----------
                                                                     $27,099,082
                                                                     ===========

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

13. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. (Adelphia) and related parties, along with its official Committee of Unsecured Creditors, filed an advisory proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin CLOs I-III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust. The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of fraudulent transfers. The reference of this adversary proceeding to the Bankruptcy Court has been withdrawn, and the matter is now pending in U.S. District Court (SYNY) before Judge Lawrence McKenna.


114 | Semiannual Report

Franklin Investors Securities Trust

13. FUND LITIGATION (CONTINUED)

The Franklin defendants have not yet been required to respond to the complaint or to discovery, and other pending motions to dismiss have not been ruled upon. Thus, it is not possible to predict the lawsuit's outcome at this preliminary stage of the proceedings. However, management of the funds does not expect that the result will have a material adverse effect on the financial condition of the funds.

14. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                         Semiannual Report | 115

Franklin Investors Securities Trust

15. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Funds' are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


116 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007, May 18, 2007 and May 20, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust; and to approve amendments to certain of Franklin Adjustable U.S. Government Securities Fund's, Franklin Floating Rate Daily Access Fund's, Franklin Low Duration Total Return Fund's and Franklin Total Return Fund's (each, a "Fund") fundamental investment restrictions (including several Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust and amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals). No other business was transacted at the meeting.

The results of the voting at the meeting are as follows: Proposal 1. The election of Trustees:

-------------------------------------------------------------------------------------------------------------------------
                                                     % OF             % OF                           % OF         % OF
                                                 OUTSTANDING         VOTED                       OUTSTANDING     VOTED
 NAME                                FOR            SHARES           SHARES        WITHHELD         SHARES       SHARES
-------------------------------------------------------------------------------------------------------------------------
 Harris J. Ashton ..........   292,445,977.426      61.632%         98.113%     5,625,569.981        1.185%      1.887%
 Robert F. Carlson .........   292,546,627.073      61.653%         98.146%     5,524,920.334        1.164%      1.854%
 Sam L. Ginn ...............   292,595,351.421      61.663%         98.163%     5,476,195.986        1.154%      1.837%
 Edith E. Holiday ..........   292,672,339.354      61.679%         98.189%     5,399,208.053        1.138%      1.811%
 Frank W. T. LaHaye ........   292,242,986.408      61.589%         98.045%     5,828,560.999        1.228%      1.955%
 Frank A. Olson ............   292,468,150.457      61.636%         98.120%     5,603,396.950        1.181%      1.880%
 Larry D. Thompson .........   292,820,553.135      61.711%         98.238%     5,250,994.272        1.106%      1.762%
 John B. Wilson ............   292,847,259.971      61.716%         98.247%     5,224,287.436        1.101%      1.753%
 Charles B. Johnson ........   292,513,040.499      61.646%         98.135%     5,558,506.908        1.171%      1.865%
 Rupert H. Johnson Jr. .....   292,608,652.731      61.666%         98.167%     5,462,894.676        1.151%      1.833%


                                                         Semiannual Report | 117

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,783,699.577       52.087%       73.758%
Against .........................        562,521.750        1.345%        1.905%
Abstain .........................      1,298,960.636        3.106%        4.398%
Broker Non-votes ................      5,888,855.000       14.081%       19.939%
--------------------------------------------------------------------------------
TOTAL ...........................     29,534,036.963       70.619%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    109,848,438.982       50.593%       70.854%
Against .........................      3,377,043.165        1.555%        2.178%
Abstain .........................      9,473,515.092        4.364%        6.111%
Broker Non-votes ................     32,336,503.000       14.893%       20.857%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN LOW DURATION                                   OUTSTANDING     VOTED
TOTAL RETURN FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................        794,541.269       64.415%       76.767%
Against .........................         16,538.567        1.341%        1.598%
Abstain .........................         10,542.917         .854%        1.019%
Broker Non-votes ................        213,375.000       17.298%       20.616%
--------------------------------------------------------------------------------
TOTAL ...........................      1,034,997.753       83.908%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND            SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     48,159,896.421       62.772%       86.530%
Against .........................        393,869.569         .513%         .708%
Abstain .........................      1,255,755.960        1.637%        2.256%
Broker Non-votes ................      5,847,265.000        7.621%       10.506%
--------------------------------------------------------------------------------
TOTAL ...........................     55,656,786.950       72.543%      100.000%


118 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,429,546.503       51.241%       72.713%
Against .........................        790,529.591        1.890%        2.682%
Abstain .........................      1,359,959.907        3.252%        4.615%
Broker Non-votes ................      5,891,545.000       14.087%       19.990%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    107,869,335.595       49.681%       69.577%
Against .........................      5,274,909.372        2.430%        3.403%
Abstain .........................      9,554,752.272        4.401%        6.162%
Broker Non-votes ................     32,336,503.000       14.893%       20.858%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND ......     SHARES VOTED       SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     48,159,896.421       62.772%       86.530%
Against .........................        393,869.569         .513%         .708%
Abstain .........................      1,255,755.960        1.637%        2.256%
Broker Non-votes ................      5,847,265.000        7.621%       10.506%
--------------------------------------------------------------------------------
TOTAL ...........................     55,656,786.950       72.543%      100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,464,976.837       51.325%       72.833%
Against .........................        712,260.559        1.703%        2.417%
Abstain .........................      1,402,798.605        3.355%        4.760%
Broker Non-votes ................      5,891,545.000       14.087%       19.990%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%


                                                         Semiannual Report | 119

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,526,472.569       51.472%       73.041%
Against .........................        757,870.705        1.813%        2.572%
Abstain .........................      1,295,692.727        3.098%        4.396%
Broker Non-votes ................      5,891,545.000       14.087%       19.991%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    108,378,383.623       49.916%       69.906%
Against .........................      4,854,792.610        2.236%        3.131%
Abstain .........................      9,465,821.006        4.360%        6.106%
Broker Non-votes ................     32,336,503.000       14.893%       20.857%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN LOW DURATION                                   OUTSTANDING     VOTED
TOTAL RETURN FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................        725,828.561       58.843%       74.273%
Against .........................          9,934.524         .806%        1.017%
Abstain .........................         21,978.856        1.781%        2.249%
Broker Non-votes ................        219,502.000       17.796%       22.461%
--------------------------------------------------------------------------------
TOTAL ...........................        977,243.941       79.226%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND            SHARES VOTED       SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     45,761,331.657       59.646%       84.891%
Against .........................        566,572.684         .738%        1.051%
Abstain .........................      1,024,961.091        1.336%        1.901%
Broker Non-votes ................      6,553,410.000        8.542%       12.157%
--------------------------------------------------------------------------------
TOTAL ...........................     53,906,275.432       70.262%      100.000%


120 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,541,678.770       51.509%       73.093%
Against .........................        724,421.565        1.732%        2.458%
Abstain .........................      1,313,935.666        3.142%        4.458%
Broker Non-votes ................      5,891,545.000       14.087%       19.991%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    108,287,925.121       49.874%       69.847%
Against .........................      5,091,085.818        2.345%        3.284%
Abstain .........................      9,319,986.300        4.293%        6.011%
Broker Non-votes ................     32,336,503.000       14.893%       20.858%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN LOW DURATION                                   OUTSTANDING     VOTED
TOTAL RETURN FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................        722,475.242       58.571%       73.930%
Against .........................         25,689.388        2.083%        2.629%
Abstain .........................          9,577.311         .776%         .980%
Broker Non-votes ................        219,502.000       17.796%       22.461%
--------------------------------------------------------------------------------
TOTAL ...........................        977,243.941       79.226%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND            SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     45,962,268.900       59.907%       85.263%
Against .........................        451,365.115         .589%         .838%
Abstain .........................        939,231.417        1.224%        1.742%
Broker Non-votes ................      6,553,410.000        8.542%       12.157%
--------------------------------------------------------------------------------
TOTAL ...........................     53,906,275.432       70.262%      100.000%


                                                         Semiannual Report | 121

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,350,922.452       51.053%       72.446%
Against .........................        833,197.121        1.992%        2.827%
Abstain .........................      1,395,916.428        3.338%        4.737%
Broker Non-votes ................      5,891,545.000       14.087%       19.990%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    108,066,812.850       49.772%       69.705%
Against .........................      5,186,769.236        2.389%        3.345%
Abstain .........................      9,445,415.153        4.351%        6.093%
Broker Non-votes ................     32,336,503.000       14.893%       20.857%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN LOW DURATION                                   OUTSTANDING     VOTED
TOTAL RETURN FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................        722,035.339       58.536%       73.885%
Against .........................         25,777.784        2.090%        2.638%
Abstain .........................          9,928.818         .804%        1.016%
Broker Non-votes ................        219,502.000       17.796%       22.461%
--------------------------------------------------------------------------------
TOTAL ...........................        977,243.941       79.226%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND            SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     45,670,163.365       59.527%       84.721%
Against .........................        639,383.380         .833%        1.187%
Abstain .........................      1,043,318.687        1.360%        1.935%
Broker Non-votes ................      6,553,410.000        8.542%       12.157%
--------------------------------------------------------------------------------
TOTAL ...........................     53,906,275.432       70.262%      100.000%


122 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,421,017.073       51.220%       72.684%
Against .........................        727,734.629        1.740%        2.469%
Abstain .........................      1,431,284.299        3.423%        4.857%
Broker Non-votes ................      5,891,545.000       14.087%       19.990%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    108,817,833.538       50.118%       70.189%
Against .........................      4,433,878.967        2.042%        2.860%
Abstain .........................      9,447,284.734        4.352%        6.094%
Broker Non-votes ................     32,336,503.000       14.893%       20.857%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND            SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     45,801,110.028       59.697%       84.964%
Against .........................        506,704.106         .661%         .940%
Abstain .........................      1,045,051.298        1.362%        1.939%
Broker Non-votes ................      6,553,410.000        8.542%       12.157%
--------------------------------------------------------------------------------
 TOTAL ..........................     53,906,275.432       70.262%      100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,443,963.453       51.275%       72.761%
Against .........................        728,294.265        1.741%        2.472%
Abstain .........................      1,407,778.283        3.367%        4.776%
Broker Non-votes ................      5,891,545.000       14.087%       19.991%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%


                                                         Semiannual Report | 123

Franklin Investors Securities Trust

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN LOW DURATION TOTAL RETURN FUND
FRANKLIN TOTAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007, MAY 18, 2007 AND MAY 20, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

--------------------------------------------------------------------------------
                                                          % OF          % OF
FRANKLIN FLOATING RATE                                  OUTSTANDING     VOTED
DAILY ACCESS FUND                     SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................    108,187,558.380       49.828%       69.782%
Against .........................      4,823,812.099        2.222%        3.112%
Abstain .........................      9,687,626.760        4.462%        6.248%
Broker Non-votes ................     32,336,503.000       14.893%       20.858%
--------------------------------------------------------------------------------
TOTAL ...........................    155,035,500.239       71.405%      100.000%

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE                                       % OF          % OF
U.S. GOVERNMENT                                         OUTSTANDING     VOTED
SECURITIES FUND                       SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     21,645,298.042       51.756%       73.445%
Against .........................        601,087.207        1.438%        2.039%
Abstain .........................      1,333,650.752        3.189%        4.526%
Broker Non-votes ................      5,891,545.000       14.087%       19.990%
--------------------------------------------------------------------------------
TOTAL ...........................     29,471,581.001       70.470%      100.000%

--------------------------------------------------------------------------------
                                                          % OF          % OF
                                                        OUTSTANDING     VOTED
FRANKLIN TOTAL RETURN FUND            SHARES VOTED        SHARES        SHARES
--------------------------------------------------------------------------------
For .............................     45,992,529.388       59.947%       85.319%
Against .........................        382,805.067         .499%         .711%
Abstain .........................        977,530.977        1.274%        1.813%
Broker Non-votes ................      6,553,410.000        8.542%       12.157%
--------------------------------------------------------------------------------
TOTAL ...........................     53,906,275.432       70.262%      100.000%


Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

--------------------------------------------------------------------------------
FRANKLIN ADJUSTABLE U.S.                                  % OF           % OF
GOVERNMENT SECURITIES                                  OUTSTANDING       VOTED
FUND                                  SHARES VOTED        SHARES         SHARES
--------------------------------------------------------------------------------
For ............................    21,144,059.075       50.558%        71.743%
Against ........................       978,071.634        2.339%         3.319%
Abstain ........................     1,457,905.292        3.486%         4.947%
Broker Non-Votes ...............     5,891,545.000       14.087%        19.991%
--------------------------------------------------------------------------------
TOTAL ..........................    29,471,581.001       70.470%       100.000%

124 | Semiannual Report

Franklin Investors Securities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Investors Securities Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin


                                                         Semiannual Report | 125

Franklin Investors Securities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2006 and during the previous 10 years ended December 31, 2006, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND - The Fund's investment performance was shown in comparison with a performance universe consisting of all retail and institutional adjustable rate mortgage funds as selected by Lipper. Such comparison showed that the Fund's income return during 2006 and for the previous three- and five-year periods on an annualized basis was in the highest quintile of its performance universe and was in the second-highest quintile of such universe for the previous ten-year period. The Lipper report also showed that the Fund's total return during 2006 and during each of the previous three-, five- and ten-year periods on an annualized basis was at or above the median for its performance universe. The Board found such performance satisfactory.


126 | Semiannual Report

Franklin Investors Securities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN FLOATING RATE DAILY ACCESS FUND - The Fund's investment performance was shown in comparison with a performance universe consisting of all retail and institutional loan participation funds as selected by Lipper. This Fund has been in existence for only five full years, and the Lipper report showed its income return during 2006 and on an annualized basis during its five-year period of existence to be in the second-highest quintile of its performance universe. The Lipper report showed that the Fund's total return during 2006 and on an annualized basis for the five-year period of its existence was in the middle quintile of its performance universe. The Board was satisfied with such performance.

FRANKLIN LOW DURATION TOTAL RETURN FUND - This Fund has only been in operation for two full calendar years and its investment performance was shown in comparison to a performance universe consisting of all retail and institutional short investment-grade debt funds as selected by Lipper. The Lipper report showed the Fund's income and total return during 2006 were in the second-lowest and second-highest quintiles of such performance universe, respectively, and in each case was in the middle quintile of such universe on an annualized basis during its two full years of operation. The Board found such performance acceptable, noting the Fund's small size and short period of operation.

FRANKLIN TOTAL RETURN FUND - The Fund's investment performance was shown in comparison to a performance universe consisting of all retail and institutional intermediate investment-grade debt funds as selected by Lipper. This Fund has been in existence less than ten years and the Fund's total return during 2006 and in each of the previous three- and five-year periods on an annualized basis was in the highest quintile of its performance universe. Its income return was in the highest quintile of such universe during 2006 as well as during the previous three- and five-year periods. The Board was satisfied with this performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and Lipper total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and total expenses for Franklin Floating Rate Daily Access Fund were in the least expensive quintile of its Lipper expense group. The contractual investment management fee rate for each of Franklin Adjustable U.S.


                                                         Semiannual Report | 127

Franklin Investors Securities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Government Securities Fund and Franklin Total Return Fund was in the second least expensive quintile of their Lipper expense groups, and total expenses in each case were below the median of their respective Lipper expense groups. The contractual investment management fee rate for Franklin Low Duration Total Return Fund was in the most expensive quintile of its Lipper expense group and its total expenses were above the median of its Lipper expense group. The Board was satisfied with the management fees and total expenses of each of these Funds in comparison to their Lipper expense groups as shown in the Lipper reports, noting the small size of Franklin Low Duration Total Return Fund and the fact its expenses were subsidized through management fee waivers and reimbursements.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration


128 | Semiannual Report

Franklin Investors Securities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure including a separate administrative fee for each of Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund provides for breakpoints in stages going to the $21.5 billion asset level, which far exceeded the present size of these Funds. In view of such structures and the favorable fee and expense comparisons of these Funds within their respective Lipper expense groups, the Board believed that to the extent economies of scale may be realized by the Manager of these Funds and its affiliates, that there was a sharing of benefits with each of these Funds and their shareholders. The fee structure, including a separate administrative fee, for Franklin Adjustable U.S. Government Securities Fund provides a management fee of 0.50% on the first $5 billion of assets, with breakpoints continuing at stages thereafter. In discussing such fee, management expressed the view that this initial rate anticipated economies of scale. In support of this position, management pointed to the favorable management fee and expense comparison of this Fund, which had assets of approximately $370 million at year-end, with those of its Lipper expense group. While intending to monitor future growth of this Fund, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, there was a sharing of benefits with this Fund and its shareholders. The Board did not believe the small size of the recently formed Franklin Low Duration Total Return Fund, whose expenses were subsidized by management, afforded any economies of scale.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                                                         Semiannual Report | 129

Franklin Investors Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


130 | Semiannual Report

                       This page intentionally left blank.

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund

Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                                   Michigan 7
Arizona                                   Minnesota 7
California 8                              Missouri
Colorado                                  New Jersey
Connecticut                               New York 8
Florida 8                                 North Carolina
Georgia                                   Ohio 7
Kentucky                                  Oregon
Louisiana                                 Pennsylvania
Maryland                                  Tennessee
Massachusetts 7                           Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07
                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON    One Franklin Parkway
   INVESTMENTS        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN INVESTORS
SECURITIES TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FIST2 S2007 06/07








                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                  APRIL 30, 2007
--------------------------------------------------------------------------------

                                            Franklin Balanced Fund

                                            Franklin Convertible Securities Fund

                                            Franklin Equity Income Fund

                                            Franklin Limited Maturity U.S.
                                            Government Securities Fund

                                            Franklin Real Return Fund

--------------------------------------------------------------------------------
   SEMIANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                    FRANKLIN                        FASTER VIA EMAIL?
            INVESTORS SECURITIES TRUST
                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................     1

SEMIANNUAL REPORT

Franklin Balanced Fund ...................................................     3

Franklin Convertible Securities Fund .....................................    13

Franklin Equity Income Fund ..............................................    22

Franklin Limited Maturity U.S. Government Securities Fund ................    32

Franklin Real Return Fund ................................................    40

Financial Highlights and Statements of Investments .......................    49

Financial Statements .....................................................    83

Notes to Financial Statements ............................................    92

Meeting of Shareholders ..................................................   108

Shareholder Information ..................................................   120

--------------------------------------------------------------------------------
Semiannual Report

Franklin Balanced Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Balanced Fund seeks income and capital appreciation by investing in a combination of stocks, convertible securities and fixed income securities. The Fund will normally invest at least 25% of its total assets in equity securities and at least 25% of its total assets in fixed income securities, including money market securities.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Balanced Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stocks ........................................................     52.3%
Corporate Bonds ......................................................     25.6%
Asset-Backed and Mortgage-Backed
Securities ...........................................................      4.7%
Convertible Preferred Stocks .........................................      3.7%
Short-Term Investments &
Other Net Assets .....................................................     13.7%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Balanced Fund covers the period ended April 30, 2007.

PERFORMANCE SUMMARY

For the six months under review, Franklin Balanced Fund - Class A posted a cumulative total return of +7.86%. The Fund underperformed its equity Common Stocks benchmark, the Standard & Poor's 500 Index (S&P 500), which posted a total return of +8.60% for the same period. 1 However, it outperformed its fixed income benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 53.


                                                           Semiannual Report | 3
posted a +2.64% total return. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Gross domestic product (GDP) grew an annualized 2.5% in the fourth quarter of 2006 and slowed to an estimated annualized 0.6% in 2007's first quarter. Although GDP rose 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets.

The unemployment rate increased slightly, from 4.4% to 4.5%, as overall job growth slowed in the face of rising labor costs. 3 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned in March, and large purchases, including those for vehicles and homes, dropped substantially. Gasoline prices rose in first quarter 2007 as oil hit a six-month high due to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 4

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

2. Source: Standard & Poor's Micropal. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3.    Source: Bureau of Labor Statistics.

4. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


4 | Semiannual Report

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the six months under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +9.41%, and the broader S&P 500 returned +8.60%, while the technology-heavy NASDAQ Composite Index returned +7.12%. 5 Utilities, materials and energy stocks performed particularly well.

INVESTMENT STRATEGY

We seek income by investing in a combination of corporate, agency and government bonds issued in the U.S. and other countries, as well as dividend-paying common stocks and convertible securities. We seek capital appreciation by investing in equity securities and convertible securities of companies from a variety of industries. We will generally invest in investment grade fixed income securities, but may invest up to 10% of our total assets in non-convertible bonds rated below investment grade. We apply a "bottom-up" approach to investing in individual securities. We will assess the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing economic, market and industry conditions.

MANAGER'S DISCUSSION

During the reporting period, the Fund as a whole underperformed its equity benchmark and outperformed its fixed income benchmark, which was consistent with our expectations. We were pleased with the Fund's performance as the Fund's equity and fixed income holdings outperformed their respective benchmarks, the S&P 500 and the LB U.S. Aggregate Index. However, with the equity market outpacing the fixed income market during the review period, the Fund benefited from its proportionately larger equity allocation.

TOP 5 EQUITIES
Franklin Balanced Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
3M Co.                                                                      2.6%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
TXU Corp.                                                                   2.5%
 UTILITIES
--------------------------------------------------------------------------------
Intel Corp.                                                                 2.5%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Caterpillar Inc.                                                            2.3%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
General Electric Co.                                                        2.1%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------

5. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                           Semiannual Report | 5

TOP 5 BONDS
Franklin Balanced Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Bill                                                          7.7%
 U.S. GOVERNMENT AND AGENCY SECURITIES
--------------------------------------------------------------------------------
FNMA 30 Year                                                                3.3%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (FNMA) FIXED RATE
--------------------------------------------------------------------------------
BNP Paribas (France)                                                        1.5%
 FINANCE
--------------------------------------------------------------------------------
Accredited Mortgage Loan Trust                                              1.4%
  FINANCE
--------------------------------------------------------------------------------
MetLife Inc.                                                                1.4%
 FINANCE
--------------------------------------------------------------------------------

On a sector basis, the Fund's utility holdings contributed most to its equity returns, primarily driven by solid operating performance and continued merger and acquisition activity during the reporting period. Energy minerals was the Fund's second-largest contributing sector to overall Fund performance, largely due to robust commodity prices, stronger refining margins and healthy earnings reports.

On a stock-specific basis, prescription benefit manager Caremark RX (sold during the reporting period) was among the Fund's top contributors to overall performance as its shareholders formally approved a merger with pharmacy chain CVS. Caremark's stock price rose as a bidding war for the company erupted between CVS and competing benefit manager Express Scripts. The Fund also benefited from the strong performance of drug maker Schering-Plough, whose first quarter 2007 earnings were substantially higher than analyst expectations due to the strong sales of several of its key products such as rheumatoid-arthritis drug Remicade and allergy medication Nasonex. In addition, electric utility company TXU was a notable contributor to Fund returns as the company was acquired by a group of private equity firms led by KKR (Kohlberg Kravis Roberts & Co.) and TPG (Texas Pacific Group). The merger was among the largest transactions of its kind, and the company's stock price rose following the announcement of a privatization plan that included a significant premium to be paid to existing shareholders.

The Fund had some detractors from performance during the review period. By sector, retail trade dampened returns. For example, the Fund's investment in clothing retailer The GAP was a key detractor from overall Fund performance as the company's stock price was hurt by consumer spending concerns and weaker-than-expected financial results. Other Fund holdings that weighed on performance included homebuilder D.R. Horton and finance company Capital One Financial. D.R. Horton's stock price was sluggish during the reporting period mostly due to continued weakness in the housing market. Capital One Financial lowered its guidance after its first quarter 2007 earnings were sharply below estimates. The company cited mortgage losses and soft credit card sales as reasons for its poor results.

In the fixed income market, we found credit-sensitive investments more attractive given a favorable environment and better yields relative to higher credit quality U.S. government and agency securities. Significant contributors to Fund performance included EOP Operating (tendered during the reporting period), Verizon New York and Telecom Italia, as well as new issues from Freeport-McMoRan Copper and Gold and HCA. During the period, our holding in KB Home was negatively affected as news in the subprime mortgage market pressured homebuilders in general.


6 | Semiannual Report

Thank you for your continued participation in Franklin Balanced Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ Edward D. Perks

                   Edward D. Perks, CFA


[PHOTO OMITTED]    /s/ Alan E. Muschott, CFA

                   Alan E. Muschott


[PHOTO OMITTED]    /s/ Shawn Lyons

                   Shawn Lyons, CFA

                   Portfolio Management Team
                   Franklin Balanced Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 4/30/07

FRANKLIN BALANCED FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FBLAX)                          CHANGE    4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.66     $11.31     $10.65
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1691
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                            CHANGE    4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.64     $11.26     $10.62
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1563
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    4/30/07    10/31//06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.66     $11.30     $10.64
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1623
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.66     $11.32     $10.66
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1838
--------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                                 6-MONTH       INCEPTION (7/3/06)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +7.86%          +15.63%
-----------------------------------------------------------------------------------------
Aggregate Total Return 3                                  +1.66%           +8.98%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                           $10,166          $10,898
-----------------------------------------------------------------------------------------
Aggregate Total Return (3/31/07) 3, 5                     +0.83%           +5.51%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6               2.15%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
-----------------------------------------------------------------------------------------
      Without Waiver                         2.10%
-----------------------------------------------------------------------------------------
      With Waiver                            1.06%
-----------------------------------------------------------------------------------------
CLASS C                                                 6-MONTH       INCEPTION (7/3/06)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +7.57%          +14.99%
-----------------------------------------------------------------------------------------
Aggregate Total Return 3                                  +6.57%          +13.99%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                           $10,657          $11,399
-----------------------------------------------------------------------------------------
Aggregate Total Return (3/31/07) 3, 5                     +5.53%          +10.31%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6               1.63%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
-----------------------------------------------------------------------------------------
      Without Waiver                         2.73%
-----------------------------------------------------------------------------------------
      With Waiver                            1.71%
-----------------------------------------------------------------------------------------
CLASS R                                                 6-MONTH      INCEPTION (7/3/06)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +7.80%          +15.46%
-----------------------------------------------------------------------------------------
Aggregate Total Return 3                                  +7.80%          +15.46%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                           $10,780          $11,546
-----------------------------------------------------------------------------------------
Aggregate Total Return (3/31/07) 3, 5                     +6.78%          +11.78%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6               2.14%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
-----------------------------------------------------------------------------------------
      Without Waiver                         2.25%
-----------------------------------------------------------------------------------------
      With Waiver                            1.21%
-----------------------------------------------------------------------------------------
ADVISOR CLASS                                           6-MONTH      INCEPTION (7/3/06)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +8.00%          +15.89%
-----------------------------------------------------------------------------------------
Aggregate Total Return 3                                  +8.00%          +15.89%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4                           $10,800          $11,589
-----------------------------------------------------------------------------------------
Aggregate Total Return (3/31/07) 3, 5                     +7.08%          +12.20%
-----------------------------------------------------------------------------------------
   30-Day Standardized Yield 6               2.63%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7
-----------------------------------------------------------------------------------------
      Without Waiver                         1.75%
-----------------------------------------------------------------------------------------
      With Waiver                            0.71%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE FUND'S MANAGER AND ADMINISTRATOR HAVE AGREED IN ADVANCE TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND THROUGH MARCH 1, 2008. AFTER THIS DATE, THE FUND'S MANAGER AND ADMINISTRATOR MAY END THIS ARRANGEMENT AT ANY TIME.


                                                           Semiannual Report | 9

ENDNOTES

INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE DRAMATICALLY OVER THE SHORT TERM AS A RESULT OF FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 1.32%, 0.75%, 1.26% and 1.74% for Classes A, C, R and Advisor, respectively. After 3/1/08, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated and includes any applicable maximum sales charge. Because the Fund has existed for less than one year, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


10 | Semiannual Report

Your Fund's Expenses

FRANKLIN BALANCED FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                              VALUE 11/1/06         VALUE 4/30/07    PERIOD* 11/1/06-4/30/07
---------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,078.60                $5.46
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,019.54                $5.31
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,075.70                $8.85
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,016.27                $8.60
---------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,078.00                $6.29
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,018.74                $6.11
---------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,080.00                $3.66
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,021.27                $3.56
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 1.06%; C: 1.72%; R: 1.22%; and Advisor:
      0.71%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Convertible Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Convertible Securities Fund seeks to maximize total return consistent with reasonable risk by seeking to optimize capital appreciation and high current income under varying market conditions and investing at least 80% of its net assets in convertible securities.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Convertible Securities Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Bonds ....................................................     58.4%
Convertible Preferred Stocks .........................................     34.3%
Common Stocks ........................................................      2.1%
Short-Term Investments &
Other Net Assets .....................................................      5.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Convertible Securities Fund's semiannual report for the period ended April 30, 2007.

PERFORMANCE SUMMARY

For the six months under review, Franklin Convertible Securities Fund - Class A posted a cumulative total return of +8.70%. The Fund outperformed its benchmark, the Merrill Lynch (ML) All U.S. Convertibles Index, which returned +7.39% for the same period. 1 The ML All U.S. Convertibles Index replaced the Goldman Sachs/Bloomberg U.S. Convertible 100 Index, which was discontinued as of December 31, 2006. You can find the Fund's long-term performance data in the Performance Summary beginning on page 18.

1. Source: Standard & Poor's Micropal. The ML All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 60.

                                                          Semiannual Report | 13

ECONOMIC AND MARKET OVERVIEW

During the six months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Gross domestic product (GDP) grew an annualized 2.5% in the fourth quarter of 2006 and slowed to an estimated annualized 0.6% in 2007's first quarter. Although GDP rose 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets.

The unemployment rate increased slightly, from 4.4% to 4.5%, as overall job growth slowed in the face of rising labor costs. 2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned in March, and large purchases, including those for vehicles and homes, dropped substantially. Gasoline prices rose in first quarter 2007 as oil hit a six-month high due to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 3

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the six months under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +9.41%, and the broader Standard & Poor's 500 Index (S&P 500) returned +8.60%, while the technology-heavy NASDAQ Composite Index returned +7.12%. 4 Utilities, materials and energy stocks performed particularly well.

2.    Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


14 | Semiannual Report

INVESTMENT STRATEGY

We follow a strategy of maintaining a balance in the portfolio between the equity and debt characteristics of convertible securities with an emphasis on the equity features. Convertible securities are attractive for two reasons: the opportunity to participate in common stocks' potential growth with relatively reduced volatility, and the potential for current income with potential downside protection from bonds. Typically we sell securities whose equity sensitivity becomes too high and no longer offers appropriate downside protection. Likewise, as securities become too bond-like -- reducing their ability to appreciate with increases in the underlying common stock -- we attempt to redeploy those assets into more balanced convertible securities and maintain the potential for the Fund's upside participation. Our experienced team of analysts searches for investment opportunities among all economic sectors, and considers a company's long-term earnings, asset value and cash flow potential, to create a broadly diversified portfolio.

MANAGER'S DISCUSSION

During the six months under review, utilities, materials and telecommunications services were among the Fund's best performing sectors. 5

In the utilities sector, independent power producers Calpine and NRG Energy performed well as power prices rose. We held a position in Calpine for more than a year after it filed bankruptcy in 2005 and subsequently sold our stake in the company as we sought to take advantage of a rebound in Calpine convertibles. Other utility holdings that performed well during the review period included Entergy and Centerpoint Energy.

Materials sector holding, chemical maker Celanese, was among the Fund's top performers as was Latin American wireless provider NII Holdings, which operates under the Nextel brand name. Insurance provider Unum Group (formerly, UnumProvident) also performed well and boosted Fund performance.

By contrast, the Fund's investments in the information technology, industrials and consumer discretionary sectors generated the lowest total returns during

TOP 10 HOLDINGS
Franklin Convertible Securities Fund
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                             2.4%
 INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
Protein Design Labs Inc.                                                    2.3%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
NII Holdings Inc.                                                           2.2%
 COMMUNICATIONS
--------------------------------------------------------------------------------
Carnival Corp.                                                              2.1%
 CONSUMER SERVICES
--------------------------------------------------------------------------------
Entergy Corp.                                                               1.9%
 UTILITIES
--------------------------------------------------------------------------------
E*TRADE Financial Corp.                                                     1.8%
 FINANCE
--------------------------------------------------------------------------------
Juniper Networks Inc.                                                       1.8%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
WESCO International Inc.                                                    1.8%
 DISTRIBUTION SERVICES
--------------------------------------------------------------------------------
Affiliated Managers Group Inc.                                              1.8%
 FINANCE
--------------------------------------------------------------------------------
The Walt Disney Co.                                                         1.8%
 CONSUMER SERVICES
--------------------------------------------------------------------------------

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

5. Materials holdings are in the process industries industry in the SOI. Telecommunications services holdings are in the communications industry in the SOI.


                                                          Semiannual Report | 15
the reporting period. 6 Specifically, the Fund's investments in mobile telephone company Motorola (securities issued by Liberty Media convertible into Motorola) detracted from performance as the company reported disappointing results. Additionally, airline JetBlue Airways was hurt by high fuel costs and strong competition, and electronic retailer Best Buy also detracted from returns due to mounting consumer spending concerns.

In addition, we prematurely attempted to identify the bottom of the housing cycle, and a new investment in homebuilder D.R. Horton (securities issued by Merrill Lynch convertible into D.R. Horton) hurt Fund performance. An existing position in global biotechnology company Amgen was also among the Fund's most significant detractors during the review period.

Thank you for your participation in Franklin Convertible Securities Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ Alan E. Muschott

                   Alan E. Muschott, CFA


[PHOTO OMITTED]    /s/ Mark L. Constant

                   Mark L. Constant


[PHOTO OMITTED]    /s/ Edward D. Perks

                  Edward D. Perks, CFA

                  Portfolio Management Team
                  Franklin Convertible Securities Fund

6. Information technology holdings are in the electronic technology and technology services industries in the SOI. Industrials holdings are in the consumer services, distribution services, electronic technology, finance, industrial services and transportation industries in the SOI. Consumer discretionary holdings are in the commercial services, consumer durables, consumer services and retail trade industries in the SOI.


16 | Semiannual Report

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

--------------------------------------------------------------------------------
MARK CONSTANT has been portfolio manager for Franklin Convertible Securities Fund since 2006. He is a vice president, research analyst and portfolio manager for Franklin Global Advisers responsible for research in the capital markets sector, including U.S.-based global securities and advisory firms, asset managers, exchanges and trading services providers.

Prior to joining Franklin Templeton Investments in 2006, Mr. Constant worked as a senior vice president and senior equity research analyst at Lehman Brothers covering brokers and asset managers. During his seven years at Lehman Brothers, he became a regular member of INSTITUTIONAL INVESTOR magazine's "All-America" Equity Research Team, and ranked among the top sell-side analysts in his sector in the annual Greenwich Associates survey each year. He is also a member of THE WALL STREET JOURNAL's "All-Star Analysts Hall of Fame." Before joining Lehman Brothers, Mr. Constant worked at Merrill Lynch for eight years, most recently as vice president and senior equity research analyst covering asset managers and mortgage finance.

Mr. Constant earned his bachelor's degree in economics from Stanford University. He is a member of the CFA Institute, as well as the Security Analysts of San Francisco.
--------------------------------------------------------------------------------


                                                          Semiannual Report | 17

Performance Summary as of 4/30/07

FRANKLIN CONVERTIBLE SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FISCX)                           CHANGE    4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.06     $17.13      $17.19
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.2875
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.2617
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.9438
--------------------------------------------------------------------------------
        TOTAL                       $1.4930
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FROTX)                           CHANGE    4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.07     $16.97      $17.04
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.2261
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.2617
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.9438
--------------------------------------------------------------------------------
        TOTAL                       $1.4316
--------------------------------------------------------------------------------


18 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH                 1-YEAR       5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                +8.70%                +12.79%      +68.80%  +161.43%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2            +2.44%                 +6.30%       +9.73%    +9.44%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $10,244                $10,630      $15,907   $24,642
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                              +4.05%       +9.03%    +9.20%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                              3.12%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                      2.29%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                0.88%
-----------------------------------------------------------------------------------------------
CLASS C                                6-MONTH                 1-YEAR       5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1                +8.38%                +12.02%      +62.71%  +142.80%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2            +7.38%                +11.02%      +10.23%    +9.28%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $10,738                $11,102      $16,271   $24,280
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                              +8.65%       +9.52%    +9.03%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                              2.63%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                      1.69%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                1.63%
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND MAY INVEST IN HIGH-YIELDING, FIXED INCOME SECURITIES. HIGH YIELDS REFLECT THE HIGHER CREDIT RISK ASSOCIATED WITH THESE LOWER-RATED SECURITIES AND, IN SOME CASES, THE LOWER MARKET PRICES FOR THESE INSTRUMENTS. INTEREST RATE MOVEMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. THE FUND MAY ALSO INVEST IN FOREIGN SECURITIES, WHICH INVOLVE SPECIAL RISKS, INCLUDING POLITICAL UNCERTAINTY AND CURRENCY VOLATILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on the sum of the respective class's last four quarterly dividends and the maximum offering price (NAV for Class C) per share on 4/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 19

Your Fund's Expenses

FRANKLIN CONVERTIBLE SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


20 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06       VALUE 4/30/07    PERIOD* 11/1/06-4/30/07
--------------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,087.00                $4.45
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,020.53                $4.31
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,083.80                $8.27
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,016.86                $8.00
--------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.86% and C: 1.60%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 21

Franklin Equity Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Equity Income Fund seeks to maximize total return, emphasizing high, current income and long-term capital appreciation, consistent with reasonable risk, by investing at least 80% of its net assets in equity securities including securities convertible into common stocks.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Equity Income Fund covers the period ended April 30, 2007.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Equity Income Fund - Class A posted a cumulative total return of +8.86%. The Fund underperformed its narrow benchmark, the Russell 1000(R) Value Index, which returned +9.79%. 1 The Fund performed comparably to the +8.61% total return of its broad benchmark, the Standard & Poor's 500 Index (S&P 500). 2 The Fund also underperformed its peers in the Lipper Equity Income Funds Classification Average, which returned +9.49% for the same period. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 27.

ECONOMIC AND MARKET OVERVIEW

During the six months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Gross domestic product (GDP) grew an annualized 2.5% in the fourth quarter of 2006 and slowed to an estimated annualized 0.6% in 2007's first quarter. Although GDP rose 3.3% in 2006 on strong domestic demand and a healthy increase in exports, the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally

1. Source: Standard & Poor's Micropal. The Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

3. Source: Lipper Inc. The Lipper Equity Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Equity Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Equity Income Funds are defined as funds that seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended April 30, 2007, there were 258 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these and other factors had been considered.

      The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 68.


22 | Semiannual Report
remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets.

The unemployment rate increased slightly, from 4.4% to 4.5%, as overall job growth slowed in the face of rising labor costs. 4 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned in March, and large purchases, including those for vehicles and homes, dropped substantially. Gasoline prices rose in first quarter 2007 as oil hit a six-month high due to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 5

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the six months under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +9.41%, and the broader S&P 500 returned +8.60%, while the technology-heavy NASDAQ Composite Index returned +7.12%. 6 Utilities, materials and energy stocks performed particularly well.

4.    Source: Bureau of Labor Statistics.

5. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

6. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                          Semiannual Report | 23

PORTFOLIO BREAKDOWN
Franklin Equity Income Fund
Based on Total Net Assets as of 4/30/07

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Finance*                                         28.2%

Producer Manufacturing                           11.3%

Electronic Technology                             8.5%

Energy Minerals                                   8.2%

Health Technology                                 6.1%

Communications                                    5.6%

Consumer Non-Durables                             5.4%

Retail Trade                                      5.1%

Utilities                                         3.3%

Transportation                                    2.8%

Technology Services                               2.4%

Other                                            10.4%

Short-Term Investments & Other Net Assets         2.7%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in the finance sector, which is sensitive to changes in interest rates, subject to extensive government regulation, and recently has undergone rapid change related to consolidations and changes to its regulatory framework.

DIVIDEND DISTRIBUTIONS*
Franklin Equity Income Fund
11/1/06-4/30/07

--------------------------------------------------------------------------------
                                      DIVIDEND PER SHARE
                 ---------------------------------------------------------------
MONTH                CLASS A        CLASS B         CLASS C           CLASS R
--------------------------------------------------------------------------------
November           3.24 cents      1.92 cents      1.92 cents       2.79 cents
--------------------------------------------------------------------------------
December**         9.23 cents      7.81 cents      7.85 cents       8.73 cents
--------------------------------------------------------------------------------
January            3.24 cents      1.82 cents      1.86 cents       2.74 cents
--------------------------------------------------------------------------------
February           3.24 cents      1.82 cents      1.86 cents       2.74 cents
--------------------------------------------------------------------------------
March              3.24 cents      1.85 cents      1.86 cents       2.75 cents
--------------------------------------------------------------------------------
April              3.24 cents      1.85 cents      1.86 cents       2.75 cents
--------------------------------------------------------------------------------
TOTAL              25.43 CENTS    17.07 CENTS     17.21 CENTS       22.50 CENTS
--------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** Includes an additional 5.99 cent distribution to meet excise tax requirements.

INVESTMENT STRATEGY

We emphasize dividends in selecting stocks for the Fund because we believe that over time dividend income can contribute significantly to total return. We target companies we believe are financially strong, but undervalued by the market. To identify such companies, we use a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). Our experienced team of analysts searches for investment opportunities among all economic sectors, and considers a company's long-term earnings, asset value and cash flow potential, to create a broadly diversified portfolio.

MANAGER'S DISCUSSION

During the six months under review, the utilities sector provided the strongest boost to Fund performance, fueled in part by the announced buyout of Texas-based utility company TXU by a group of private equity firms led by KKR (Kohlberg Kravis Roberts & Co.) and TPG (Texas Pacific Group). Although TXU was a new Fund holding during the reporting period, we sold some of our position as we sought to profit from the company's share price increase. Other utility holdings that aided Fund performance during the review period included Public Service Enterprise Group (PSEG) and Dominion Resources, which benefited from solid operating performance. PSEG was among the Fund's top contributors to performance and was sold at a profit during the reporting period.


24 | Semiannual Report

Likewise, the Fund benefited from merger and acquisition activity in the health services sector. Prescription benefit manager Caremark RX was a notable contributor to performance as a bidding war broke out for the company between pharmacy chain CVS and competing prescription benefit manager Express Scripts. We sought to take advantage of Caremark's strong stock price and realized a gain as we exited our position during the review period.

Within the energy minerals sector, the Fund benefited from the positive performance of several integrated oil company holdings such as Chevron, Exxon Mobil and ConocoPhillips, whose share prices were bolstered by robust oil and natural gas prices, stronger refining margins, and healthy earnings reports. The electronic technology sector also aided Fund performance, with contributions from several holdings such as mobile phone maker Nokia and semiconductor manufacturer Microchip Technology. Other Fund holdings that performed well and contributed to performance during the review period included industrial conglomerate Honeywell International and consumer goods giant Unilever.

However, not all of the Fund's holdings performed well during the reporting period. In particular, the consumer durables sector hurt Fund performance due to our new position in homebuilder D.R. Horton. We prematurely attempted to identify the bottom of the housing cycle, and the company's share price fell sharply during the first several weeks following our initial purchase. We sought to take advantage of this weakness by adding to our position as D.R. Horton's stock price continued to fall. For similar reasons, in the retail trade sector, our new position in home improvement chain Home Depot also detracted from performance. Other retail trade sector holdings that performed poorly during the review period included clothing retailer The GAP and consumer electronics retailer Best Buy, primarily due to consumer spending concerns and weak financial results. In addition, some of the Fund's finance sector holdings also hindered performance as subprime lending concerns weighed on our positions in Bank of America and mortgage lender Freddie Mac. We no longer held Freddie Mac at period-end.

TOP 10 HOLDINGS
Franklin Equity Income Fund
4/30/07

-------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
-------------------------------------------------------------------------------
AT&T Inc.                                                                  3.0%
 COMMUNICATIONS
-------------------------------------------------------------------------------
Citigroup Inc.                                                             2.7%
 FINANCE
-------------------------------------------------------------------------------
Bank of America Corp.                                                      2.6%
 FINANCE
-------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                      2.5%
 FINANCE
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          2.1%
 ENERGY MINERALS
-------------------------------------------------------------------------------
Caterpillar Inc.                                                           2.1%
 PRODUCER MANUFACTURING
-------------------------------------------------------------------------------
Morgan Stanley                                                             2.1%
 FINANCE
-------------------------------------------------------------------------------
Intel Corp.                                                                2.1%
 ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
General Electric Co.                                                       2.0%
 PRODUCER MANUFACTURING
-------------------------------------------------------------------------------
Chevron Corp.                                                              2.0%
 ENERGY MINERALS
-------------------------------------------------------------------------------


                                                          Semiannual Report | 25

Thank you for your continued participation in Franklin Equity Income Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ Alan E. Muschott

                   Alan E. Muschott, CFA


[PHOTO OMITTED]    /s/ Edward D. Perks

                   Edward D. Perks, CFA


[PHOTO OMITTED]    /s/ Frank M. Felicelli


                  Frank M. Felicelli, CFA

                  Portfolio Management Team
                  Franklin Equity Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


26 | Semiannual Report

Performance Summary as of 4/30/07

FRANKLIN EQUITY INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FISEX)                        CHANGE      4/30/07     10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.24       $22.91       $22.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.2543
--------------------------------------------------------------------------------
Short-Term Capital Gain            $0.1683
--------------------------------------------------------------------------------
Long-Term Capital Gain             $1.2605
--------------------------------------------------------------------------------
        TOTAL                      $1.6831
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBEIX)                        CHANGE      4/30/07     10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.23       $22.80       $22.57
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.1707
--------------------------------------------------------------------------------
Short-Term Capital Gain            $0.1683
--------------------------------------------------------------------------------
Long-Term Capital Gain             $1.2605
--------------------------------------------------------------------------------
        TOTAL                      $1.5995
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRETX)                        CHANGE      4/30/07     10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.23       $22.81       $22.58
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.1721
--------------------------------------------------------------------------------
Short-Term Capital Gain            $0.1683
--------------------------------------------------------------------------------
Long-Term Capital Gain             $1.2605
--------------------------------------------------------------------------------
        TOTAL                      $1.6009
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FREIX)                        CHANGE      4/30/07     10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.24       $22.92       $22.68
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.2250
--------------------------------------------------------------------------------
Short-Term Capital Gain            $0.1683
--------------------------------------------------------------------------------
Long-Term Capital Gain             $1.2605
--------------------------------------------------------------------------------
        TOTAL                      $1.6538
--------------------------------------------------------------------------------


                                                          Semiannual Report | 27

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------
CLASS A                                   6-MONTH                 1-YEAR     5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +8.86%                +15.73%    +46.81%         +129.18%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +2.62%                 +9.09%     +6.71%           +8.00%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,262                $10,909    $13,834          $21,597
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                +7.06%     +5.14%           +7.61%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                1.60%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        1.79%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  0.93%
-------------------------------------------------------------------------------------------------------------
CLASS B                                   6-MONTH                 1-YEAR     5-YEAR     INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +8.45%                +14.84%    +41.45%          +64.58%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +4.45%                +10.84%     +6.88%           +6.16%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,445                $11,084    $13,945          $16,458
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                +8.69%     +5.27%           +5.67%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                0.97%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        1.17%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.67%
-------------------------------------------------------------------------------------------------------------
CLASS C                                   6-MONTH                 1-YEAR     5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +8.45%                +14.84%    +41.41%         +112.57%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +7.45%                +13.84%     +7.18%           +7.83%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,745                $11,384    $14,141          $21,257
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +11.70%     +5.59%           +7.43%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                0.98%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        1.17%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.67%
-------------------------------------------------------------------------------------------------------------
CLASS R                                   6-MONTH                 1-YEAR     3-YEAR     INCEPTION (8/1/02)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +8.71%                +15.37%    +38.50%          +70.26%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +8.71%                +15.37%    +11.47%          +11.87%
-------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,871                $11,537    $13,850          $17,026
-------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                               +13.23%     +9.35%          +11.05%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                1.44%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                        1.67%
-------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                  1.18%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 | Semiannual Report

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE DRAMATICALLY OVER THE SHORT TERM AS A RESULT OF FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE FUND'S INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AS WELL AS POLITICAL UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Classes B, C and R) per share on 4/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 29

Your Fund's Expenses

FRANKLIN EQUITY INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                          VALUE 11/1/06     VALUE 4/30/07  PERIOD* 11/1/06-4/30/07
-----------------------------------------------------------------------------------------------------------
Actual                                              $1,000          $1,088.60              $4.82
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000          $1,020.18              $4.66
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Actual                                              $1,000          $1,084.50              $8.63
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000          $1,016.51              $8.35
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Actual                                              $1,000          $1,084.50              $8.58
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000          $1,016.56              $8.30
-----------------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------------
Actual                                              $1,000          $1,087.10              $6.11
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000          $1,018.94              $5.91
-----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.93%; B: 1.67%; C: 1.66%; and R: 1.18%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 31

Franklin Limited Maturity U.S. Government
Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Limited Maturity U.S. Government Securities Fund seeks to provide investors with as high a level of current income as is consistent with prudent investing, while seeking to preserve shareholders' capital, by investing at least 80% of its net assets in securities with a dollar-weighted average maturity of less than 10 years and issued or guaranteed by the U.S. government, its agencies or instrumentalities. 1 Some of the Fund's investments may include securities issued by U.S. government-sponsored entities such as Fannie Mae and Freddie Mac. 2

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Limited Maturity U.S. Government Securities Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government & Agency Bonds .......................................     49.0%
Mortgage-Backed Securities ...........................................     47.4%
Short-Term Investments &
Other Net Assets .....................................................      3.6%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Limited Maturity U.S. Government Securities Fund's semiannual report for the period ended April 30, 2007.

PERFORMANCE SUMMARY

For the six months under review, Franklin Limited Maturity U.S. Government Securities Fund - Class A posted a +2.39% cumulative total return. The Fund performed comparably to the +2.36% total return of its primary benchmark, the Lehman Brothers (LB) U.S. Treasury: 1-5 Year Index, and the +2.34% total

1. In determining a security's maturity for the purposes of calculating the Fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

2. Although U.S. government sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. government. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support. The Fund's yield and share price are not guaranteed and will vary with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 73.


32 | Semiannual Report
return of its secondary benchmark, the LB Government Bond: 1-3 Year Index. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 36.

ECONOMIC AND MARKET OVERVIEW

For the six months ended April 30, 2007, a slowing housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Spending for durable goods, as well as state and local government spending, contributed to growth in the first quarter of 2007.

Oil prices were volatile and ended the period higher than where they started. Headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. April's headline Consumer Price Index (CPI) reported a 12-month rise of 2.6%, while core CPI increased 2.3%. 4

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

The 10-year Treasury note yield rose slightly from 4.61% at the beginning of the period to 4.63% on April 30, 2007. Typically, the intermediate portion of the yield curve generally reflects market expectations of the future direction of inflation. A relatively moderate inflation environment contributed to little overall change in interest rates.

INVESTMENT STRATEGY

We currently maintain the portfolio's average dollar-weighted maturity between two and five years. The Fund's average dollar-weighted maturity will vary with market conditions and the outlook for interest rates. We invest primarily in short- to intermediate-term securities guaranteed by the U.S. government, its

3. Source: Standard & Poor's Micropal. The LB U.S. Treasury: 1-5 Year Index includes securities in the Treasury index (i.e., public obligations of the U.S. Treasury) with a maturity from one up to (but not including) five years. The LB Government Bond: 1-3 Year Index includes securities in the Treasury index (i.e., public obligations of the U.S. Treasury) with a maturity from one up to (but not including) three years. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4.    Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 33

DIVIDEND DISTRIBUTIONS*
Franklin Limited Maturity U.S. Government Securities Fund
11/1/06-4/30/07

-------------------------------------------------------------------------------
                                            DIVIDEND PER SHARE
                     ----------------------------------------------------------
MONTH                          CLASS A                           ADVISOR CLASS
-------------------------------------------------------------------------------
November                      3.25 cents                           3.33 cents
-------------------------------------------------------------------------------
December                      3.25 cents                           3.34 cents
-------------------------------------------------------------------------------
January                       3.25 cents                           3.34 cents
-------------------------------------------------------------------------------
February                      3.25 cents                           3.34 cents
-------------------------------------------------------------------------------
March                         3.25 cents                           3.33 cents
-------------------------------------------------------------------------------
April                         3.25 cents                           3.33 cents
-------------------------------------------------------------------------------
TOTAL                        19.50 CENTS                          20.01 CENTS
-------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

agencies and instrumentalities. Some of the Fund's investments may include securities issued by U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. 2 Our portfolio emphasizes mortgage-backed bonds and agency debentures, while also diversifying across components of the U.S. Treasury sector. We analyze securities using proprietary and nonproprietary research to help identify attractive investment opportunities.

MANAGER'S DISCUSSION

During the six months under review, the Fed left short-term interest rates unchanged, and the general consensus was that it was more likely for rates to decline than go up. Intermediate-term bond yields were relatively stable during the review period, which led to essentially flat prices across a variety of high-grade fixed income sectors. However, some of the more credit-sensitive securities marginally outperformed their higher-quality counterparts. For example, during the reporting period, the LB U.S. Aggregate Index, which measures investment-grade bond performance, underperformed the LB U.S. Universal Index, which is a broad measure of the debt market and includes some high yield and non-dollar issues, as well as other components.

In this environment, we sought to reduce the Fund's exposure to interest rate risk by investing in shorter-duration adjustable rate mortgage-backed securities
(MBS), which tend to have lower durations than fixed-rate MBS. As we compared Treasuries at each part of the yield curve with agency debentures and mortgages, we concluded that the best opportunities remained outside the Treasury sector. Our analysis led us to believe that mortgage-related securities


34 | Semiannual Report
were attractive core holdings across a range of interest rate cycles due to their ability to generate income and provide lower volatility when compared with other comparable credit-quality assets.

Thank you for your continued participation in Franklin Limited Maturity U.S. Government Securities Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ Kent Burns

                   Kent Burns, CFA

[PHOTO OMITTED]    /s/ Paul Varunok

                   Paul Varunok

                   Portfolio Management Team
                   Franklin Limited Maturity
                   U.S. Government Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 35

Performance Summary as of 4/30/07

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRGVX)                       CHANGE     4/30/07     10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.04       $9.94        $9.90
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.1950
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FSUAX)                 CHANGE     4/30/07     10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.04       $9.93        $9.89
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.2001
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH               1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                +2.39%               +5.15%    +15.35%     +54.03%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2            +0.07%               +2.74%     +2.43%      +4.18%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                            +2.51%     +2.60%      +4.22%
--------------------------------------------------------------------------------------------
   Distribution Rate 4                             3.83%
--------------------------------------------------------------------------------------------
30-Day Standardized Yield 5                        3.96%
--------------------------------------------------------------------------------------------
Total Annual Operating Expenses 6                  0.85%
--------------------------------------------------------------------------------------------
ADVISOR CLASS                           6-MONTH               1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------------------------------
Cumulative Total Return 1                +2.45%               +5.26%    +15.94%     +55.43%
--------------------------------------------------------------------------------------------
Average Annual Total Return 2            +2.45%               +5.26%     +3.00%      +4.51%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 3                            +5.02%     +3.18%      +4.54%
--------------------------------------------------------------------------------------------
   Distribution Rate 4                             4.04%
--------------------------------------------------------------------------------------------
30-Day Standardized Yield 5                        4.18%
--------------------------------------------------------------------------------------------
Total Annual Operating Expenses 6                  0.75%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


36 | Semiannual Report

ENDNOTES

INTEREST RATE MOVEMENTS, UNSCHEDULED MORTGAGE PREPAYMENTS AND OTHER RISK FACTORS WILL ADVERSELY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS A FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THEREFORE, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 37

Your Fund's Expenses

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


38 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06      VALUE 4/30/07    PERIOD* 11/1/06-4/30/07
------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,023.90                $4.42
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,020.43                $4.41
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                             $1,000           $1,024.50                $3.92
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000           $1,020.93                $3.91
------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.88% and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 39

Franklin Real Return Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Return Fund seeks to achieve total return that exceeds the rate of inflation over an economic cycle by allocating assets among inflation-indexed securities, investment grade and high yield fixed income securities, mortgage- and other asset-backed securities, and equity securities with high correlation to broad measures of inflation.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Real Return Fund
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Inflation Protected
Securities ...........................................................     66.4%
Foreign Government Debt Securities ...................................     11.5%
Real Estate Investment Trusts -
Common Stocks ........................................................      5.1%
Natural Resources - Common Stocks* ...................................      5.1%
Corporate Bonds ......................................................      1.3%
Short-Term Investments &
Other Net Assets .....................................................     10.6%

* In the SOI, the natural resources sector comprises energy minerals, industrial services, non-energy minerals and process industries.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Real Return Fund's semiannual report for the period ended April 30, 2007.

PERFORMANCE SUMMARY

For the six months under review, Franklin Real Return Fund - Class A posted a +4.18% cumulative total return. The Fund outperformed the Consumer Price Index
(CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), which rose 2.42% for the same period and the Lehman Brothers (LB) U.S.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 78.

40 | Semiannual Report

TIPS Index's +2.08% total return for the same period. 1 The LB U.S. TIPS Index was added as a benchmark for the Fund. You can find more of the Fund's performance data in the Performance Summary beginning on page 44.

ECONOMIC AND MARKET OVERVIEW

For the six months ended April 30, 2007, a slowing housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Spending for durable goods, as well as state and local government spending, contributed to growth in the first quarter of 2007.

Oil prices were volatile and ended the period higher than where they started. Headline, or overall, inflation and core inflation, which excludes food and energy costs, experienced some upward pressure. April's headline Consumer Price Index (CPI) reported a 12-month rise of 2.6%, while core CPI increased 2.3%. 2

In its first meetings of 2007, the Federal Reserve Board (Fed) left short-term rates at 5.25%. However, the Fed changed its stance in its March 21 statement that communicates policy and appeared to drop its long-held tightening bias. The Fed indicated that core inflation was somewhat elevated and remained a key concern. Nevertheless, the markets continued to anticipate the Fed would lower the federal funds target rate.

The 10-year Treasury note yield rose slightly from 4.61% at the beginning of the period to 4.63% on April 30, 2007. Typically, the intermediate portion of the yield curve generally reflects market expectations of the future direction of inflation. A relatively moderate inflation environment contributed to little overall change in interest rates.

1. Source: Standard & Poor's Micropal. The CPI, calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate. The all urban consumers group represents about 87% of the total U.S. population. It is based on the expenditures of almost all residents of urban or metropolitan areas, including professionals, the self-employed, the poor, the unemployed and retired persons as well as urban wage earners and clerical workers. The figure quoted is non-seasonally adjusted (NSA). The LB U.S. TIPS Index comprises U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding. The LB U.S. TIPS Index includes reinvested interest. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 41

DIVIDEND DISTRIBUTIONS*
Franklin Real Return Fund
11/1/06-4/30/07

--------------------------------------------------------------------------------
                                              DIVIDEND PER SHARE
                              --------------------------------------------------
MONTH                              CLASS A                         ADVISOR CLASS
--------------------------------------------------------------------------------
November**                              --                                    --
--------------------------------------------------------------------------------
December**                              --                                    --
--------------------------------------------------------------------------------
January**                               --                                    --
--------------------------------------------------------------------------------
February **                             --                                    --
--------------------------------------------------------------------------------
March                           2.25 cents                           3.25 cents
--------------------------------------------------------------------------------
April                           5.90 cents                           6.12 cents
================================================================================
TOTAL                           8.15 CENTS                           9.37 CENTS
--------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** The Fund paid no dividends due to negative inflation adjustments for TIPS, which are the Fund's primary investments.

INVESTMENT STRATEGY

We seek to allocate assets among investments to achieve the highest level of real return (total return less the rate of inflation) consistent with an acceptable level of risk. We will allocate the Fund's assets among securities in various market sectors based on our assessment of changing economic, global market, industry and issuer conditions. When making our investment decisions, we will evaluate such criteria as country risk, business cycles, yield curves, and values between and within markets.

MANAGER'S DISCUSSION

We invested the Fund's assets in the allowable sectors during the period under review. At period-end, about two-thirds of the Fund's total net assets were invested in Treasury Inflation Protected Securities (TIPS). We also allocated some of the Fund's assets to natural resources, real estate investment trusts (REITs), short-term non-dollar securities and high yield sectors. We employed a non-dollar strategy to help hedge against dollar weakness versus certain currencies. All of these strategies helped Fund performance during the reporting period.


42 | Semiannual Report

Thank you for your continued participation in Franklin Real Return Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA


[PHOTO OMITTED]    /s/ Kent Burns

                   Kent Burns, CFA

                   Portfolio Management Team
                   Franklin Real Return Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 43

Performance Summary as of 4/30/07

FRANKLIN REAL RETURN FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRRAX)                        CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.34       $10.44      $10.10
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                      $0.0815
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FARRX)                  CHANGE      4/30/07    10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.34       $10.45      $10.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                      $0.0937
--------------------------------------------------------------------------------


44 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------
CLASS A                                                 6-MONTH     1-YEAR    INCEPTION (11/17/04)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +4.18%     +6.50%          +14.50%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            -0.27%     +1.97%           +3.84%
---------------------------------------------------------------------------------------------------
Avg. Ann. Return (3/31/07) 4                                        +2.07%           +3.48%
---------------------------------------------------------------------------------------------------
   Distribution Rate 5                    6.50%
---------------------------------------------------------------------------------------------------
30-Day Standardized Yield 6               5.62%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses 7
---------------------------------------------------------------------------------------------------
      Without Waiver                      1.12%
---------------------------------------------------------------------------------------------------
      With Waiver                         0.90%
---------------------------------------------------------------------------------------------------
ADVISOR CLASS                                           6-MONTH     1-YEAR    INCEPTION (11/17/04)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +4.29%     +6.74%          +15.21%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            +4.29%     +6.74%           +5.95%
---------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                  +6.89%           +5.64%
---------------------------------------------------------------------------------------------------
   Distribution Rate 5                    7.03%
---------------------------------------------------------------------------------------------------
30-Day Standardized Yield 6               6.12%
---------------------------------------------------------------------------------------------------
Total Annual Operating Expenses 7
---------------------------------------------------------------------------------------------------
      Without Waiver                      0.87%
---------------------------------------------------------------------------------------------------
      With Waiver                         0.65%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE FUND'S MANAGER AND ADMINISTRATOR HAVE AGREED IN ADVANCE TO VOLUNTARILY WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. THE FUND'S MANAGER AND ADMINISTRATOR MAY END THIS ARRANGEMENT AT ANY TIME.


                                                          Semiannual Report | 45

ENDNOTES

INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THESE PRICE MOVEMENTS MAY RESULT FROM FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE RISKS OF FOREIGN SECURITIES INCLUDE CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 5.43% for Class A and 5.92% for Advisor Class. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


46 | Semiannual Report

Your Fund's Expenses

FRANKLIN REAL RETURN FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 47

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.


----------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                        VALUE 11/1/06      VALUE 4/30/07   PERIOD* 11/1/06-4/30/07
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,041.80               $4.56
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,020.33               $4.51
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,042.90               $3.29
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,021.57               $3.26
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.90% and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


48 | Semiannual Report

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN BALANCED FUND

                                                         --------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31,
CLASS A                                                     (UNAUDITED)        2006 f
                                                         --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................        $ 10.65          $ 10.00
                                                              ------------------------
Income from investment operations a:

 Net investment income b .............................           0.21             0.10

 Net realized and unrealized gains (losses) ..........           0.62             0.62
                                                              ------------------------
Total from investment operations .....................           0.83             0.72
                                                              ------------------------
Less distributions from net investment income ........          (0.17)           (0.07)
                                                              ------------------------
Redemption fees ......................................             -- d             -- d
                                                              ------------------------
Net asset value, end of period .......................        $ 11.31          $ 10.65
                                                              ========================

Total return c .......................................           7.86%            7.20%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates ....           1.94% e          2.02% e

Expenses net of waiver and payments by affiliates ....           1.06% e          1.06% e

Net investment income ................................           3.09% e          2.84% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................        $23,907          $17,258

Portfolio turnover rate ..............................          39.92%           13.10%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     For the period July 3, 2006 (commencement of operations) to October 31,
      2006.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND

                                                         --------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31,
CLASS C                                                     (UNAUDITED)        2006 f
                                                         --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................        $ 10.62          $ 10.00
                                                              ------------------------
Income from investment operations a:

 Net investment income b .............................           0.13             0.07

 Net realized and unrealized gains (losses) ..........           0.67             0.62
                                                              ------------------------
Total from investment operations .....................           0.80             0.69
                                                              ------------------------
Less distributions from net investment income ........          (0.16)           (0.07)
                                                              ------------------------
Redemption fees ......................................             -- d             -- d
                                                              ------------------------
Net asset value, end of period .......................        $ 11.26          $ 10.62
                                                              ========================

Total return c .......................................           7.57%            6.90%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates ....           2.60% e          2.65% e

Expenses net of waiver and payments by affiliates ....           1.72% e          1.69% e

Net investment income ................................           2.43% e          2.21% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................        $ 1,068          $   242

Portfolio turnover rate ..............................          39.92%           13.10%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     For the period July 3, 2006 (commencement of operations) to October 31,
      2006.

50 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND

                                                         --------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31,
CLASS R                                                     (UNAUDITED)        2006 f
                                                         --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................        $ 10.64          $ 10.00
                                                              ------------------------
Income from investment operations a:

 Net investment income b .............................           0.20             0.09

 Net realized and unrealized gains (losses) ..........           0.62             0.62
                                                              ------------------------
Total from investment operations .....................           0.82             0.71
                                                              ------------------------
Less distributions from net investment income ........          (0.16)           (0.07)
                                                              ------------------------
Redemption fees ......................................             -- d             -- d
                                                              ------------------------
Net asset value, end of period .......................        $ 11.30          $ 10.64
                                                              ========================

Total return c .......................................           7.80%            7.10%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates ....           2.10% e          2.17% e

Expenses net of waiver and payments by affiliates ....           1.22% e          1.21% e

Net investment income ................................           2.93% e          2.69% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................        $    15          $    11

Portfolio turnover rate ..............................          39.92%           13.10%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     For the period July 3, 2006 (commencement of operations) to October 31,
      2006.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND

                                                         --------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31,
ADVISOR CLASS                                                (UNAUDITED)        2006 f
                                                         --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................        $ 10.66          $ 10.00
                                                              ------------------------
Income from investment operations a:

 Net investment income b .............................           0.20             0.11

 Net realized and unrealized gains (losses) ..........           0.64             0.62
                                                              ------------------------
Total from investment operations .....................           0.84             0.73
                                                              ------------------------
Less distributions from net investment income ........          (0.18)           (0.07)
                                                              ------------------------
Redemption fees ......................................             -- d             -- d
                                                              ------------------------
Net asset value, end of period .......................        $ 11.32          $ 10.66
                                                              ========================

Total return c .......................................           8.00%            7.30%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates ....           1.59% e          1.67% e

Expenses net of waiver and payments by affiliates ....           0.71% e          0.71% e

Net investment income ................................           3.44% e          3.19% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................        $   795          $   239

Portfolio turnover rate ..............................          39.92%           13.10%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     For the period July 3, 2006 (commencement of operations) to October 31,
      2006.


52 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                       COUNTRY        SHARES       VALUE
------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 86.3%
  COMMON STOCKS 52.3%
  CONSUMER DURABLES 0.8%
  D.R. Horton Inc. .....................    United States      10,000    $  221,800
                                                                         ----------
  CONSUMER NON-DURABLES 1.6%
  Anheuser-Busch Cos. Inc. .............    United States       3,200       157,408
  The Procter & Gamble Co. .............    United States       4,000       257,240
                                                                         ----------
                                                                            414,648
                                                                         ----------
  ELECTRONIC TECHNOLOGY 4.4%
a Cisco Systems Inc. ...................    United States      10,000       267,400
  Intel Corp. ..........................    United States      30,000       645,000
  QUALCOMM Inc. ........................    United States       5,000       219,000
                                                                         ----------
                                                                          1,131,400
                                                                         ----------
  ENERGY MINERALS 4.7%
  Chesapeake Energy Corp. ..............    United States      15,000       506,250
  Chevron Corp. ........................    United States       3,600       280,044
  ConocoPhillips .......................    United States       6,000       416,100
                                                                         ----------
                                                                          1,202,394
                                                                         ----------
  FINANCE 7.5%
  Bank of America Corp. ................    United States       4,600       234,140
  Capital One Financial Corp. ..........    United States       7,000       519,820
  Citigroup Inc. .......................    United States       6,000       321,720
  Morgan Stanley .......................    United States       2,300       193,223
  Wachovia Corp. .......................    United States       2,800       155,512
  Washington Mutual Inc. ...............    United States      12,000       503,760
                                                                         ----------
                                                                          1,928,175
                                                                         ----------
  HEALTH TECHNOLOGY 6.8%
a Genentech Inc. .......................    United States       3,000       239,970
  Johnson & Johnson ....................    United States       7,000       449,540
  Mylan Laboratories Inc. ..............    United States      11,900       260,967
  Pfizer Inc. ..........................    United States      16,000       423,360
  Schering-Plough Corp. ................    United States      12,000       380,760
                                                                         ----------
                                                                          1,754,597
                                                                         ----------
  INDUSTRIAL SERVICES 5.4%
  Baker Hughes Inc. ....................    United States       4,000       321,560
  Halliburton Co. ......................    United States      15,000       476,550
a Nabors Industries Ltd. ...............       Bermuda         10,000       321,200
  Rowan Cos. Inc. ......................    United States       7,500       274,800
                                                                         ----------
                                                                          1,394,110
                                                                         ----------
  NON-ENERGY MINERALS 0.3%
  Freeport-McMoRan Copper & Gold Inc., B    United States       1,100        73,876
                                                                         ----------
  PROCESS INDUSTRIES 1.0%
  The Dow Chemical Co. .................    United States       5,700       254,277
                                                                         ----------


                                                          Semiannual Report | 53

Franklin Investors Securities Trust

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCED FUND                                                        COUNTRY        SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING 8.3%
  3M Co. ................................................................    United States       8,000    $  662,160
  Caterpillar Inc. ......................................................    United States       8,000       580,960
  General Electric Co. ..................................................    United States      15,000       552,900
  United Technologies Corp. .............................................    United States       5,000       335,650
                                                                                                          ----------
                                                                                                           2,131,670
                                                                                                          ----------
  RETAIL TRADE 4.3%
  Best Buy Co. Inc. .....................................................    United States       7,000       326,550
  The Gap Inc. ..........................................................    United States      13,000       233,350
  Target Corp. ..........................................................    United States       3,000       178,110
  Wal-Mart Stores Inc. ..................................................    United States       8,000       383,360
                                                                                                          ----------
                                                                                                           1,121,370
                                                                                                          ----------
  TRANSPORTATION 1.6%
  United Parcel Service Inc., B .........................................    United States       6,000       422,580
                                                                                                          ----------
  UTILITIES 5.6%
  Ameren Corp. ..........................................................    United States       6,000       315,420
  FirstEnergy Corp. .....................................................    United States       2,800       191,632
  Public Service Enterprise Group Inc. ..................................    United States       3,200       276,640
  TXU Corp. .............................................................    United States      10,000       655,800
                                                                                                          ----------
                                                                                                           1,439,492
                                                                                                          ----------
  TOTAL COMMON STOCKS (COST $12,239,454) ................................                                 13,490,389
                                                                                                          ----------
  CONVERTIBLE PREFERRED STOCKS 3.7%
  ELECTRONIC TECHNOLOGY 1.6%
  Citigroup Funding into Texas Instrument Inc., 7.50%, cvt. pfd. ........    United States      13,000       419,883
                                                                                                          ----------
  ENERGY MINERALS 1.3%
b Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%, cvt. pfd.,
   144A .................................................................    United States       7,500       323,888
                                                                                                          ----------
  NON-ENERGY MINERALS 0.8%
b Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A ......    United States       5,000       209,225
                                                                                                          ----------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $850,933) ....................                                    952,996
                                                                                                          ----------


                                                                                             -----------
                                                                                              PRINCIPAL
                                                                                              AMOUNT c
                                                                                             -----------
  CORPORATE BONDS 25.6%
  COMMERCIAL SERVICES 0.4%
  R.H. Donnelley Corp., senior discount note, 6.875%, 1/15/13 ...........    United States    $100,000        99,625
                                                                                                          ----------
  COMMUNICATIONS 3.0%
  Embarq Corp., senior note, 7.082%, 6/01/16 ............................    United States     250,000       258,716
  Telecom Italia Capital, senior note,
    4.95%, 9/30/14 ......................................................        Italy         100,000        95,412
    7.20%, 7/18/36 ......................................................        Italy         150,000       160,920
  Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ................    United States     250,000       264,372
                                                                                                          ----------
                                                                                                             779,420
                                                                                                          ----------


54 | Semiannual Report

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
     FRANKLIN BALANCED FUND                                                       COUNTRY        AMOUNT c     VALUE
-----------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     CORPORATE BONDS (CONTINUED)
     CONSUMER DURABLES 1.3%
     Ford Motor Credit Co., senior note, 9.75%, 9/15/10 ...................    United States    $150,000    $  158,839
     KB Home, senior note, 6.25%, 6/15/15 .................................    United States     200,000       187,000
                                                                                                            ----------
                                                                                                               345,839
                                                                                                            ----------
     CONSUMER NON-DURABLES 0.8%
   b Miller Brewing Co., 144A, 5.50%, 8/15/13 .............................    United States     200,000       201,039
                                                                                                            ----------
     CONSUMER SERVICES 1.6%
     Comcast Corp., senior note, 5.85%, 1/15/10 ...........................    United States     200,000       203,777
     MGM MIRAGE Inc., senior note, 5.875%, 2/27/14 ........................    United States     100,000        94,375
     Time Warner Inc., 5.875%, 11/15/16 ...................................    United States     100,000       100,868
                                                                                                            ----------
                                                                                                               399,020
                                                                                                            ----------
     ELECTRONIC TECHNOLOGY 0.8%
   b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 ....    United States     200,000       201,250
                                                                                                            ----------
     ENERGY MINERALS 0.8%
   b Gaz Capital SA, 144A, 6.212%, 11/22/16 ...............................     Luxembourg       200,000       203,100
                                                                                                            ----------
     FINANCE 10.2%
 b,d BNP Paribas, sub. note, 144A, 5.186%, Perpetual ......................       France         400,000       386,075
   e Chubb Corp., FRN, 6.375%, 3/29/67 ....................................    United States     300,000       304,173
   e Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%, 4/15/67 ..    United States     100,000       100,906
     GMAC LLC, 6.875%, 8/28/12 ............................................    United States     100,000       100,040
     International Lease Finance Corp., 4.75%, 2/15/08 ....................    United States     200,000       198,974
     JPMorgan Chase Capital   II, 6.45%, 2/02/37 ..........................    United States     300,000       304,703
     Lincoln National Corp., 6.05%, 4/20/17 ...............................    United States     300,000       297,231
   e MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .................    United States     350,000       350,477
     Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................    United States     200,000       191,780
     Residential Capital LLC, senior note, 6.00%, 2/22/11 .................    United States     300,000       296,826
   d Wachovia Capital Trust III, 5.80%, Perpetual .........................    United States     100,000       101,577
                                                                                                            ----------
                                                                                                             2,632,762
                                                                                                            ----------
     HEALTH SERVICES 0.8%
   b HCA Inc., senior secured note, 144A, 9.25%, 11/15/16 .................    United States     200,000       218,500
                                                                                                            ----------
     HEALTH TECHNOLOGY 1.0%
     Wyeth, 5.95%, 4/01/37 ................................................    United States     250,000       250,851
                                                                                                            ----------
     INDUSTRIAL SERVICES 1.8%
     Allied Waste North America Inc., senior secured note, 6.375%, 4/15/11     United States     150,000       151,125
     Compagnie Generale de Geophysique-Veritas, senior note, 7.75%, 5/15/17       France         100,000       106,250
   b Sabine Pass LNG LP, senior note, 144A, 7.50%, 11/30/16 ...............    United States     200,000       205,500
                                                                                                            ----------
                                                                                                               462,875
                                                                                                            ----------
     NON-ENERGY MINERALS 0.4%
     Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 ....    United States     100,000       109,625
                                                                                                            ----------
     PROCESS INDUSTRIES 1.5%
     Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ................    United States     300,000       283,514
     Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ...................    United States     100,000       105,250
                                                                                                            ----------
                                                                                                               388,764
                                                                                                            ----------


                                                          Semiannual Report | 55

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
  FRANKLIN BALANCED FUND                                                     COUNTRY         AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  TECHNOLOGY SERVICES 0.4%
  SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 ........    United States     $  100,000    $    110,500
                                                                                                           ------------
  UTILITIES 0.8%
  National Grid PLC, senior note, 6.30%, 8/01/16 ......................    United Kingdom       200,000         210,343
                                                                                                           ------------
  TOTAL CORPORATE BONDS (COST $6,435,183) .............................                                       6,613,513
                                                                                                           ------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
   (COST $351,923) 1.4%
  FINANCE 1.4%
e Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 5.56%, 9/25/35 .....    United States        351,703         351,921
                                                                                                           ------------
  MORTGAGE-BACKED SECURITIES 3.3%
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 3.3%
  FNMA 30 Year, 6.00%, 8/01/36 ........................................    United States        458,519         462,089
  FNMA 30 Year, 6.50%, 4/01/36 ........................................    United States        380,908         388,940
                                                                                                           ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $830,703) ....................                                         851,029
                                                                                                           ------------
  TOTAL LONG TERM INVESTMENTS (COST $20,708,196) ......................                                      22,259,848
                                                                                                           ------------
  SHORT TERM INVESTMENTS 12.8%


                                                                                           -----------
                                                                                              SHARES
                                                                                           -----------
  MONEY MARKET FUND 5.1%
f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% .   United States      1,316,106       1,316,106
                                                                                                           ------------


                                                                                           -----------
                                                                                            PRINCIPAL
                                                                                             AMOUNT c
                                                                                           -----------
  U.S. GOVERNMENT AND AGENCY SECURITIES 7.7%
g U.S. Treasury Bill, 7/05/07 .........................................    United States     $2,000,000       1,982,848
                                                                                                           ------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,298,203) ......................                                       3,298,954
                                                                                                           ------------
  TOTAL INVESTMENTS (COST $24,006,399) 99.1% ..........................                                      25,558,802
  OPTIONS WRITTEN (0.1)% ..............................................                                         (21,605)
  OTHER ASSETS, LESS LIABILITIES 1.0% .................................                                         248,419
                                                                                                           ------------
  NET ASSETS 100.0% ...................................................                                    $ 25,785,616
                                                                                                           ============


                                                                                           -----------
                                                                                            CONTRACTS
                                                                                           -----------
  OPTIONS WRITTEN 0.1%
  ELECTRONIC TECHNOLOGY 0.0%h
  Cisco Systems Inc., May 25 Puts, 5/19/07 ............................    United States             50           1,250
                                                                                                           ------------
  HEALTH TECHNOLOGY 0.0%h
  Amgen Inc., May 55 Puts, 5/19/07 ....................................    United States             40             120
  Genentech Inc.,
   May 80 Puts, 5/19/07 ...............................................    United States             30           3,300
   May 90 Calls, 5/19/07 ..............................................    United States             30             225
                                                                                                           ------------
                                                                                                                  3,645
                                                                                                           ------------


56 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------
FRANKLIN BALANCED FUND                                           COUNTRY       CONTRACTS     VALUE
------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN (CONTINUED)
INDUSTRIAL SERVICES 0.1%
Baker Hughes Inc., May 80 Calls, 5/19/07 .................    United States           40    $   9,600
Rowan Cos. Inc., May 37.5 Calls, 5/19/07 .................    United States           75        5,250
                                                                                            ---------
                                                                                               14,850
                                                                                            ---------
NON-ENERGY MINERALS 0.0%h
Freeport McMoRan Copper & Gold Inc., May 75 Calls, 5/19/07    United States           11          110
                                                                                            ---------
RETAIL TRADE 0.0%h
Target Corp., May 57.50 Puts, 5/18/07 ....................    United States           50        1,750
                                                                                            ---------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $14,609) ........                                  $  21,605
                                                                                            ---------

See Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30,2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the aggregate value of these securities was $1,948,577 representing 7.56% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     Perpetual bond with no stated maturity date.

e     The coupon rate shown represents the rate at period end.

f See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

g     The security is traded on a discount basis with no stated coupon rate.

h     Rounds to less than 0.1% of net assets.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CONVERTIBLE SECURITIES FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                             YEAR ENDED OCTOBER 31,
CLASS A                                           (UNAUDITED)        2006          2005          2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  17.19      $  16.46      $  15.16      $  13.90      $  10.87      $  13.07
                                                   ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.20          0.43          0.42          0.50          0.56          0.69

 Net realized and unrealized gains (losses) ...        1.23          1.52          1.49          1.43          2.97         (2.14)
                                                   ------------------------------------------------------------------------------
Total from investment operations ..............        1.43          1.95          1.91          1.93          3.53         (1.45)
                                                   ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.29)        (0.60)        (0.61)        (0.67)        (0.50)        (0.75)

 Net realized gains ...........................       (1.20)        (0.62)           --            --            --            --
                                                   ------------------------------------------------------------------------------
Total distributions ...........................       (1.49)        (1.22)        (0.61)        (0.67)        (0.50)        (0.75)
                                                   ------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                   ------------------------------------------------------------------------------
Net asset value, end of period ................    $  17.13      $  17.19      $  16.46      $  15.16      $  13.90      $  10.87
                                                   ==============================================================================

Total return c ................................        8.70%        12.45%        12.76%        14.06%        33.10%       (11.74)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        0.86% e       0.86%         0.88%         0.92%         0.98%         1.00%

Expenses net of payments by affiliates ........        0.86% e,f     0.86% f       0.88% f       0.89% f       0.98%         1.00%

Net investment income .........................        2.40% e       2.59%         2.63%         3.36%         4.49%         5.45%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $805,294      $718,018      $551,120      $380,960      $294,987      $168,040

Portfolio turnover rate .......................        3.46%        31.37%        35.30%        28.37%        49.90%        91.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

58 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN CONVERTIBLE SECURITIES FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,
                                                     2007                             YEAR ENDED OCTOBER 31,
CLASS C                                           (UNAUDITED)        2006          2005          2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $  17.04      $  16.32      $  15.05      $  13.81      $  10.82      $  13.01
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.14          0.30          0.30          0.39          0.46          0.60

 Net realized and unrealized gains (losses) ...        1.22          1.52          1.46          1.42          2.96         (2.13)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............        1.36          1.82          1.76          1.81          3.42         (1.53)
                                                  -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.23)        (0.48)        (0.49)        (0.57)        (0.43)        (0.66)

 Net realized gains ...........................       (1.20)        (0.62)           --            --            --            --
                                                  -------------------------------------------------------------------------------
Total distributions ...........................       (1.43)        (1.10)        (0.49)        (0.57)        (0.43)        (0.66)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................           -- d         -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $  16.97      $  17.04      $  16.32      $  15.05      $  13.81      $  10.82
                                                  ===============================================================================

Total return c ................................        8.38%        11.53%        11.92%        13.21%        32.08%       (12.35)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        1.60% e       1.61%         1.63%         1.67%         1.75%         1.72%

Expenses net of payments by affiliates ........        1.60% e,f     1.61% f       1.63% f       1.64% f       1.75%         1.72%

Net investment income .........................        1.66% e       1.84%         1.88%         2.61%         3.72%         4.73%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $299,401      $271,216      $219,970      $167,813      $106,719      $ 55,759

Portfolio turnover rate .......................        3.46%        31.37%        35.30%        28.37%        49.90%        91.25%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.


c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 59

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
    FRANKLIN CONVERTIBLE SECURITIES FUND                                       SHARES         VALUE
-------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.8%
    COMMON STOCKS 2.1%
    COMMERCIAL SERVICES 0.3%
  a Interpublic Group of Cos. Inc. .......................................      240,740   $  3,052,583
                                                                                          ------------
    FINANCE 1.3%
    Hartford Financial Services Group Inc. ...............................       65,055      6,583,566
    The PMI Group Inc. ...................................................      156,060      7,564,229
                                                                                          ------------
                                                                                            14,147,795
                                                                                          ------------
    INDUSTRIAL SERVICES 0.5%
    The Williams Cos. Inc. ...............................................      186,146      5,491,307
                                                                                          ------------
    TOTAL COMMON STOCKS (COST $15,902,995) ...............................                  22,691,685
                                                                                          ------------
    CONVERTIBLE PREFERRED STOCKS 34.3%
    CONSUMER DURABLES 3.2%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ....................      450,000     16,110,000
    General Motors Corp., 6.25%, cvt. pfd. ...............................      235,000      5,402,650
a,b Merrill Lynch & Co. Inc. into D.R. Horton Inc., 4.00%, cvt. pfd., 144A      607,000     13,709,095
                                                                                          ------------
                                                                                            35,221,745
                                                                                          ------------
    CONSUMER NON-DURABLES 1.3%
    Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd. ...      500,000     14,250,000
                                                                                          ------------
    ELECTRONIC TECHNOLOGY 1.6%
  b Morgan Stanley into Cisco Systems Inc., 2.75%, cvt. pfd., 144A .......      500,000     12,702,500
    Northrop Grumman Corp., 7.00%, cvt. pfd., B ..........................       40,000      5,550,800
                                                                                          ------------
                                                                                            18,253,300
                                                                                          ------------
    ENERGY MINERALS 1.7%
  b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ......................      170,000     19,107,660
                                                                                          ------------
    FINANCE 10.3%
    Affiliated Managers Group Inc., 5.10%, cvt. pfd. .....................      350,000     19,687,500
    Conseco Inc., 5.50%, cvt. pfd. .......................................      450,000     10,968,750
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ...........................      705,000     20,275,800
    Fannie Mae, 5.375%, cvt. pfd. ........................................          140     14,222,880
    MetLife Inc., 6.375%, cvt. pfd. ......................................      400,000     13,250,000
    Unum Group, 8.25%, cvt. pfd. .........................................      400,000     14,950,000
    Washington Mutual Capital Trust I, 5.375%, cvt. pfd. .................       20,000      1,105,800
  b Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ...........       60,000      3,317,400
    XL Capital Ltd., 6.50%, cvt. pfd. ....................................      620,000     15,896,242
                                                                                          ------------
                                                                                           113,674,372
                                                                                          ------------
    HEALTH TECHNOLOGY 1.6%
    Schering-Plough Corp., 6.00%, cvt. pfd. ..............................      250,000     18,032,500
                                                                                          ------------
    INDUSTRIAL SERVICES 3.0%
    Allied Waste Industries Inc., 6.25%, cvt. pfd., D ....................       48,000     16,977,024
    El Paso Corp., 4.99%, cvt. pfd. ......................................       12,000     15,831,778
                                                                                          ------------
                                                                                            32,808,802
                                                                                          ------------
    PROCESS INDUSTRIES 2.8%
    Celanese Corp., 4.25%, cvt. pfd. .....................................      375,000     16,406,250
    Huntsman Corp., 5.00%, cvt. pfd. .....................................      332,800     14,268,800
                                                                                          ------------
                                                                                            30,675,050
                                                                                          ------------

60 | Semiannual Report

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------
   FRANKLIN CONVERTIBLE SECURITIES FUND                                              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CONVERTIBLE PREFERRED STOCKS (CONTINUED)
   REAL ESTATE INVESTMENT TRUST 1.7%
   Simon Property Group Inc., 6.00%, cvt. pfd. ................................        200,000   $ 18,504,000
                                                                                                 ------------
   RETAIL TRADE 1.5%
   Retail Ventures into DSW Inc., 6.625%, cvt. pfd. ...........................        250,000     16,866,050
                                                                                                 ------------
   UTILITIES 5.6%
   CMS Energy Corp., 4.50%, cvt. pfd., B ......................................        100,000      9,675,000
   Entergy Corp., 7.625%, cvt. pfd. ...........................................        300,000     20,484,030
   NRG Energy Inc., 4.00%, cvt. pfd. ..........................................          9,500     19,638,875
   PNM Resources Inc., 6.75%, cvt. pfd. .......................................        225,000     12,290,625
                                                                                                 ------------
                                                                                                   62,088,530
                                                                                                 ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $315,391,125) .....................                   379,482,009
                                                                                                 ------------


                                                                                  ------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT
                                                                                  ------------

   CONVERTIBLE BONDS 58.4%
   COMMERCIAL SERVICES 1.1%
 b The Interpublic Group of Cos. Inc., cvt., senior note, 144A, 4.50%, 3/15/23    $  3,000,000      3,566,250
 b WPP Group PLC, cvt., sub. bond, 144A, 5.00%, 10/15/33 ......................      6,000,000      8,583,360
                                                                                                 ------------
                                                                                                   12,149,610
                                                                                                 ------------
   COMMUNICATIONS 2.2%
 b NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 ..............................     15,000,000     24,843,750
                                                                                                 ------------
   CONSUMER DURABLES 0.4%
 b K2 Inc., cvt., 144A, 5.00%, 6/15/10 ........................................      4,000,000      4,815,000
                                                                                                 ------------
   CONSUMER SERVICES 8.6%
   Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ..........................     18,000,000     22,860,000
   Hilton Hotels Corp., cvt., senior note, 3.375%, 4/15/23 ....................     10,500,000     16,183,125
   Liberty Media Corp. into Viacom, cvt., senior deb., B, 3.25%, 3/15/31 ......     10,000,000      8,518,770
   Six Flags Inc., cvt., 4.50%, 5/15/15 .......................................     10,000,000     11,537,500
   Tyco International Group SA, cvt., senior bond, 3.125%, 1/15/23 (Luxembourg)     11,000,000     16,752,230
   The Walt Disney Co., cvt., senior note, 2.125%, 4/15/23 ....................     16,000,000     19,640,000
                                                                                                 ------------
                                                                                                   95,491,625
                                                                                                 ------------
   DISTRIBUTION SERVICES 1.8%
   WESCO International Inc., cvt.,
      senior deb, 1.75%, 11/15/26 .............................................      5,000,000      4,962,500
    b senior deb., 144A, 1.75%, 11/15/26 ......................................     15,000,000     14,887,500
                                                                                                 ------------
                                                                                                   19,850,000
                                                                                                 ------------
   ELECTRONIC TECHNOLOGY 7.0%
   Intel Corp., cvt.,
    b junior sub. bond, 144A, 2.95%, 12/15/35 .................................     19,000,000     17,421,461
      sub. deb., 2.95%, 12/15/35 ..............................................      2,000,000      1,833,838
   Juniper Networks Inc., cvt., senior note, zero cpn., 6/15/08 ...............     17,000,000     20,145,000
 b L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 .......................     15,000,000     16,293,750
   Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31 .......      8,000,000      6,620,253
   PMC-Sierra Inc.,
    b cvt., 144A, 2.25%, 10/15/25 .............................................      3,500,000      4,007,500
      sub. note, cvt., 2.25%, 10/15/25 ........................................      9,500,000     10,877,500
                                                                                                 ------------
                                                                                                   77,199,302
                                                                                                 ------------


                                                          Semiannual Report | 61

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
   FRANKLIN CONVERTIBLE SECURITIES FUND                                              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CONVERTIBLE BONDS (CONTINUED)
   FINANCE 4.9%
   CapitalSource Inc., cvt., senior note,
      3.50%, 7/15/34 ...........................................................   $  8,000,000   $  9,396,352
    b 144A, 3.50%, 7/15/34 .....................................................      8,000,000      9,396,352
 b GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 .........................      3,000,000      6,007,500
   Leucadia National Corp., cvt., senior sub. note,
      3.75%, 4/15/14 ...........................................................      3,600,000      5,373,000
    b 144A, 3.75%, 4/15/14 .....................................................      7,500,000     11,193,750
   Providian Financial Corp., cvt., senior note, 4.00%, 5/15/08 ................      9,000,000     12,858,750
                                                                                                  ------------
                                                                                                    54,225,704
                                                                                                  ------------
   HEALTH SERVICES 4.0%
   Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ..............................     15,000,000     13,762,500
   Omnicare Inc., cvt., 3.25%, 12/15/35 ........................................     16,000,000     13,360,000
   PacifiCare Health Systems Inc., cvt., sub. deb., 3.00%, 10/15/32 ............      2,000,000      7,607,180
   Sierra Health Services Inc., cvt., senior deb., 2.25%, 3/15/23 ..............      2,000,000      9,067,500
                                                                                                  ------------
                                                                                                    43,797,180
                                                                                                  ------------
   HEALTH TECHNOLOGY 14.7%
   Affymetrix Inc., cvt., senior note, 0.75%, 12/15/33 .........................     10,000,000     10,675,000
   Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 ......     15,000,000     13,312,500
   American Medical Systems Holdings Ltd., cvt., senior sub. note, 3.25%, 7/1/36     15,000,000     16,800,000
 b Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13 ........................     18,000,000     17,203,212
   Biogen Idec Inc., cvt., sub. note, zero cpn., 2/16/19 .......................      3,500,000      6,693,750
   Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17 ............     19,000,000     19,023,750
   Celgene Corp., cvt., senior note, 1.75%, 6/01/08 ............................      3,000,000     15,168,750
   IVAX Corp., cvt., senior sub. note, 4.50%, 5/15/08 ..........................      5,000,000      5,068,750
   Mannkind Corp., cvt., 3.75%, 12/15/13 .......................................      1,500,000      1,477,500
 b Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 .....................     17,000,000     18,062,500
 b MGI Pharma Inc., cvt., senior sub. note, 144A, 1.682% to 3/02/11,
    zero cpn. thereafter, 3/02/24 ..............................................     10,000,000      6,950,000
 b NPS Pharmaceuticals Inc., cvt., senior note, 144A, 3.00%, 6/15/08 ...........      6,000,000      5,616,486
   Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 ...................     19,550,000     25,928,187
                                                                                                  ------------
                                                                                                   161,980,385
                                                                                                  ------------
   INDUSTRIAL SERVICES 3.7%
   Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25 ............     10,000,000     14,200,000
   Schlumberger Ltd., cvt., senior deb., 1.50%, 6/01/23 (Netherland Antilles) ..     13,000,000     26,585,000
                                                                                                  ------------
                                                                                                    40,785,000
                                                                                                  ------------
   PROCESS INDUSTRIES 0.9%
   Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ....................     10,000,000      9,825,000
                                                                                                  ------------
   RETAIL TRADE 2.9%
   Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ..........................     17,000,000     18,671,440
   Lowe's Cos. Inc., cvt., senior note, zero cpn., 2/16/21 .....................     13,000,000     13,085,111
                                                                                                  ------------
                                                                                                    31,756,551
                                                                                                  ------------
   TECHNOLOGY SERVICES 2.6%
 b BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 ...................     14,000,000     13,457,500
   Yahoo! Inc., cvt., senior note, zero cpn., 4/01/08 ..........................     11,000,000     15,345,000
                                                                                                  ------------
                                                                                                    28,802,500
                                                                                                  ------------


62 | Semiannual Report

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
   FRANKLIN CONVERTIBLE SECURITIES FUND                                              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CONVERTIBLE BONDS (CONTINUED)
   TRANSPORTATION 1.3%
   JetBlue Airways Corp., cvt., senior note, 3.75%, 3/15/35 ....................   $ 15,000,000   $   14,325,000
                                                                                                  --------------
   UTILITIES 2.3%
   Centerpoint Energy Inc., cvt., senior note, 3.75%, 5/15/23 ..................     10,000,000       16,762,500
   CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 .......................      6,000,000        8,391,300
                                                                                                  --------------
                                                                                                      25,153,800
                                                                                                  --------------
   TOTAL CONVERTIBLE BONDS (COST $563,640,307) .................................                     645,000,407
                                                                                                  --------------
   TOTAL LONG TERM INVESTMENTS (COST $894,934,427) .............................                   1,047,174,101
                                                                                                  --------------
                                                                                  ------------
                                                                                     SHARES
                                                                                  ------------
   SHORT TERM INVESTMENT (COST $51,162,545) 4.6%
   MONEY MARKET FUND 4.6%
 c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ........     51,162,545       51,162,545
                                                                                                  --------------
   TOTAL INVESTMENTS (COST $946,096,972) 99.4% .................................                   1,098,336,646
   OTHER ASSETS, LESS LIABILITIES 0.6% .........................................                       6,358,720
                                                                                                  --------------
   NET ASSETS 100.0% ...........................................................                  $1,104,695,366
                                                                                                  ==============

See Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30,2007, the aggregate value of these securities was $231,142,526, representing 20.92% of net assets.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 63

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN EQUITY INCOME FUND

                                                  ---------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   APRIL 30,
                                                     2007                     YEAR ENDED OCTOBER 31,
CLASS A                                           (UNAUDITED)      2006        2005        2004        2003        2002
                                                  ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $ 22.67     $ 20.47     $ 19.58     $ 17.84     $ 15.42     $ 17.76
                                                  ---------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.21        0.48        0.50        0.41        0.40        0.42

 Net realized and unrealized gains (losses) ...        1.71        2.70        0.85        1.72        2.45       (2.21)
                                                  ---------------------------------------------------------------------
Total from investment operations ..............        1.92        3.18        1.35        2.13        2.85       (1.79)
                                                  ---------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.25)      (0.51)      (0.46)      (0.39)      (0.43)      (0.40)

 Net realized gains ...........................       (1.43)      (0.47)         --          --          --       (0.15)
                                                  ---------------------------------------------------------------------
Total distributions ...........................       (1.68)      (0.98)      (0.46)      (0.39)      (0.43)      (0.55)
                                                  ---------------------------------------------------------------------
Redemption fees ...............................          -- d        -- d        -- d        -- d        --          --
                                                  ---------------------------------------------------------------------
Net asset value, end of period ................     $ 22.91     $ 22.67     $ 20.47     $ 19.58     $ 17.84     $ 15.42
                                                  =====================================================================

Total return c ................................        8.86%      16.04%       6.92%      12.04%      18.72%     (10.43)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        0.93% e,f   0.91% f     0.93% f     0.93% g     1.00%       1.00%

Net investment income .........................        1.88% e     2.26%       2.43%       2.15%       2.46%       2.34%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $828,817    $735,432    $651,766    $615,941    $501,658    $404,219

Portfolio turnover rate .......................       15.38%      29.34%      38.05%      36.42%      54.07%      77.27%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.


c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g Benefit of payment by affiliate and expense reduction rounds to less than 0.01%.

64 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN EQUITY INCOME FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   APRIL 30,
                                                     2007                           YEAR ENDED OCTOBER 31,
CLASS B                                           (UNAUDITED)        2006         2005           2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $ 22.57       $ 20.38       $ 19.49       $ 17.76       $ 15.37       $ 17.70
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.13          0.32          0.35          0.27          0.27          0.28

 Net realized and unrealized gains (losses) ...        1.70          2.70          0.85          1.71          2.44         (2.19)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............        1.83          3.02          1.20          1.98          2.71         (1.91)
                                                  -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.17)        (0.36)        (0.31)        (0.25)        (0.32)        (0.27)

 Net realized gains ...........................       (1.43)        (0.47)           --            --            --         (0.15)
                                                  -------------------------------------------------------------------------------
Total distributions ...........................       (1.60)        (0.83)        (0.31)        (0.25)        (0.32)        (0.42)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................        -- d          -- d          -- d          -- d            --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................     $ 22.80       $ 22.57       $ 20.38       $ 19.49       $ 17.76       $ 15.37
                                                  ===============================================================================

Total return c ................................        8.45%        15.20%         6.17%        11.20%        17.85%       (11.07)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        1.67% e,f     1.65% f       1.68% f       1.68% g       1.75%         1.75%

Net investment income .........................        1.14% e       1.52%         1.68%         1.40%         1.71%         1.59%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $51,533       $51,979       $54,880       $55,442       $42,764       $21,341

Portfolio turnover rate .......................       15.38%        29.34%        38.05%        36.42%        54.07%        77.27%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.


c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g Benefit of payment by affiliate and expense reduction rounds to less than 0.01%.

                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 65

Franklin Investors Securities Trust

FRANKLIN EQUITY INCOME FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   APRIL 30,
                                                     2007                          YEAR ENDED OCTOBER 31,
CLASS C                                           (UNAUDITED)        2006         2005           2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $ 22.58       $ 20.39       $ 19.50       $ 17.77       $ 15.38       $ 17.70
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.13          0.32          0.34          0.27          0.27          0.28

 Net realized and unrealized gains (losses) ...        1.70          2.70          0.86          1.71          2.43         (2.18)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............        1.83          3.02          1.20          1.98          2.70         (1.90)
                                                  -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.17)        (0.36)        (0.31)        (0.25)        (0.31)        (0.27)

 Net realized gains ...........................       (1.43)        (0.47)           --            --            --         (0.15)
                                                  -------------------------------------------------------------------------------
Total distributions ...........................       (1.60)        (0.83)        (0.31)        (0.25)        (0.31)        (0.42)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................     $ 22.81       $ 22.58       $ 20.39       $ 19.50       $ 17.77       $ 15.38
                                                  ===============================================================================

Total return c ................................        8.45%        15.19%         6.16%        11.19%        17.82%       (11.07)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        1.66% e,f     1.65% f       1.68% f       1.68% g       1.76%         1.73%

Net investment income .........................        1.15% e       1.52%         1.68%         1.40%         1.70%         1.61%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $179,327      $172,366      $174,674      $172,773      $147,739      $96,701

Portfolio turnover rate .......................       15.38%        29.34%        38.05%        36.42%        54.07%        77.27%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.


c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g Benefit of payment by affiliate and expense reduction rounds to less than 0.01%.

66 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN EQUITY INCOME FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   APRIL 30,
                                                     2007                          YEAR ENDED OCTOBER 31,
CLASS R                                           (UNAUDITED)        2006         2005           2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $ 22.68       $ 20.48       $ 19.59       $ 17.85       $ 15.44       $ 16.20
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.18          0.43          0.45          0.37          0.34          0.06

 Net realized and unrealized gains (losses) ...        1.71          2.70          0.85          1.72          2.46         (0.73)
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............        1.89          3.13          1.30          2.09          2.80         (0.67)
                                                  -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.22)        (0.46)        (0.41)        (0.35)        (0.39)        (0.09)

 Net realized gains ...........................       (1.43)        (0.47)           --            --            --            --
                                                  -------------------------------------------------------------------------------
Total distributions ...........................       (1.65)        (0.93)        (0.41)        (0.35)        (0.39)        (0.09)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................     $ 22.92       $ 22.68       $ 20.48       $ 19.59       $ 17.85       $ 15.44
                                                  ===============================================================================

Total return c ................................        8.71%        15.69%         6.71%        11.75%        18.46%        (4.17)%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        1.18% e,f     1.16% f       1.18% f       1.18% g       1.25%         1.25% e

Net investment income .........................        1.63% e       2.01%         2.18%         1.90%         2.21%         2.09% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $17,297       $18,908       $20,612       $18,858       $14,685       $ 2,842

Portfolio turnover rate .......................       15.38%        29.34%        38.05%        36.42%        54.07%        77.27%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share. e Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g Benefit of payment by affiliate and expense reduction rounds to less than 0.01%.

h     For the period August 1, 2002 (effective date) to October 31, 2002.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 67

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------
FRANKLIN EQUITY INCOME FUND                                  COUNTRY         SHARES         VALUE
----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.3%
COMMON STOCKS 93.4%
COMMERCIAL SERVICES 1.6%
R. R. Donnelley & Sons Co. ............................   United States        423,900   $17,040,780
                                                                                         -----------
COMMUNICATIONS 5.6%
Alltel Corp. ..........................................   United States        165,400    10,368,926
America Movil SAB de CV, L, ADR .......................       Mexico           345,200    18,133,356
AT&T Inc. .............................................   United States        821,310    31,801,123
                                                                                         -----------
                                                                                          60,303,405
                                                                                         -----------
CONSUMER DURABLES 1.8%
D.R. Horton Inc. ......................................   United States        895,800    19,868,844
                                                                                         -----------
CONSUMER NON-DURABLES 5.4%
Anheuser-Busch Cos. Inc. ..............................   United States        323,600    15,917,884
The Coca-Cola Co. .....................................   United States        329,800    17,212,262
Diageo PLC, ADR .......................................   United Kingdom       119,000    10,043,600
Unilever NV, N.Y. shs. ................................    Netherlands         488,700    14,905,350
                                                                                         -----------
                                                                                          58,079,096
                                                                                         -----------
CONSUMER SERVICES 1.8%
Carnival Corp. ........................................   United States        392,400    19,184,436
                                                                                         -----------
ELECTRONIC TECHNOLOGY 8.5%
Embraer-Empresa Brasileira de Aeronautica SA, ADR .....       Brazil           360,700    16,920,437
Intel Corp. ...........................................   United States      1,037,800    22,312,700
Microchip Technology Inc. .............................   United States        505,900    20,408,006
Nokia Corp., ADR ......................................      Finland           623,500    15,743,375
Raytheon Co. ..........................................   United States        299,100    16,013,814
                                                                                         -----------
                                                                                          91,398,332
                                                                                         -----------
ENERGY MINERALS 6.8%
Chevron Corp. .........................................   United States        278,720    21,681,629
ConocoPhillips ........................................   United States        279,300    19,369,455
Exxon Mobil Corp. .....................................   United States        290,834    23,086,403
Sunoco Inc. ...........................................   United States        123,500     9,327,955
                                                                                         -----------
                                                                                          73,465,442
                                                                                         -----------
FINANCE 26.6%
AFLAC Inc. ............................................   United States        210,500    10,807,070
American International Group Inc. .....................   United States        114,200     7,983,722
Bank of America Corp. .................................   United States        553,706    28,183,635
Capital One Financial Corp. ...........................   United States        171,124    12,707,668
CapitalSource Inc. ....................................   United States        819,400    21,115,938
Citigroup Inc. ........................................   United States        533,400    28,600,908
Fannie Mae ............................................   United States        293,300    17,281,236
Fortress Investment Group, A ..........................   United States        292,400     8,482,524
JPMorgan Chase & Co. ..................................   United States        525,750    27,391,575
Marsh & McLennan Cos. Inc. ............................   United States        460,000    14,609,600
Merrill Lynch & Co. Inc. ..............................   United States        121,300    10,944,899
Morgan Stanley ........................................   United States        272,100    22,859,121
OneBeacon Insurance Group Ltd. ........................      Bermuda            50,000     1,217,500
The Travelers Cos. Inc. ...............................   United States        304,700    16,484,270

68 | Semiannual Report

Franklin Investors Securities Trust

-----------------------------------------------------------------------------------------------------
FRANKLIN EQUITY INCOME FUND                                  COUNTRY         SHARES          VALUE
-----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
COMMON STOCKS (CONTINUED)
FINANCE (CONTINUED)
U.S. Bancorp ..........................................   United States        520,000   $ 17,862,000
Wachovia Corp. ........................................   United States        358,900     19,933,306
Washington Mutual Inc. ................................   United States        492,900     20,691,942
                                                                                         ------------
                                                                                          287,156,914
                                                                                         ------------
HEALTH TECHNOLOGY 5.2%
Eli Lilly and Co. .....................................   United States        124,900      7,385,337
GlaxoSmithKline PLC, ADR ..............................   United Kingdom       250,300     14,462,334
Mylan Laboratories Inc. ...............................   United States        382,000      8,377,260
Pfizer Inc. ...........................................   United States        802,700     21,239,442
Wyeth .................................................   United States         80,100      4,445,550
                                                                                         ------------
                                                                                           55,909,923
                                                                                         ------------
INDUSTRIAL SERVICES 1.1%
Waste Management Inc. .................................   United States        319,600     11,956,236
                                                                                         ------------
NON-ENERGY MINERALS 1.6%
Alcoa Inc. ............................................   United States        479,000     16,999,710
                                                                                         ------------
PROCESS INDUSTRIES 1.6%
The Dow Chemical Co. ..................................   United States        379,300     16,920,573
                                                                                         ------------
PRODUCER MANUFACTURING 11.3%
3M Co. ................................................   United States        213,100     17,638,287
Autoliv Inc. ..........................................       Sweden           155,100      9,019,065
Caterpillar Inc. ......................................   United States        316,500     22,984,230
General Electric Co. ..................................   United States        596,600     21,990,676
Honeywell International Inc. ..........................   United States        345,300     18,708,354
Masco Corp. ...........................................   United States        563,800     15,340,998
Pitney Bowes Inc. .....................................   United States        334,500     16,056,000
                                                                                         ------------
                                                                                          121,737,610
                                                                                         ------------
REAL ESTATE INVESTMENT TRUST 0.9%
iStar Financial Inc. ..................................   United States        204,000      9,775,680
                                                                                         ------------
RETAIL TRADE 5.1%
Best Buy Co. Inc. .....................................   United States        357,700     16,686,705
The Gap Inc. ..........................................   United States        534,300      9,590,685
The Home Depot Inc. ...................................   United States        518,100     19,620,447
Wal-Mart Stores Inc. ..................................   United States        192,600      9,229,392
                                                                                         ------------
                                                                                           55,127,229
                                                                                         ------------
TECHNOLOGY SERVICES 2.4%
Microsoft Corp. .......................................   United States        541,900     16,224,486
Paychex Inc. ..........................................   United States        250,100      9,278,710
                                                                                         ------------
                                                                                           25,503,196
                                                                                         ------------
TRANSPORTATION 2.8%
J.B. Hunt Transport Services Inc. .....................   United States        579,500     15,681,270
United Parcel Service Inc., B .........................   United States        201,600     14,198,688
                                                                                         ------------
                                                                                           29,879,958
                                                                                         ------------


                                                          Semiannual Report | 69

Franklin Investors Securities Trust

----------------------------------------------------------------------------------------------------------------------
   FRANKLIN EQUITY INCOME FUND                                                COUNTRY        SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   UTILITIES 3.3%
   Dominion Resources Inc. .............................................   United States      171,500   $   15,640,800
   TXU Corp. ...........................................................   United States      303,600       19,910,088
                                                                                                        --------------
                                                                                                            35,550,888
                                                                                                        --------------
   TOTAL COMMON STOCKS (COST $784,675,521) .............................                                 1,005,858,252
                                                                                                        --------------
   CONVERTIBLE PREFERRED STOCKS 3.9%
   ENERGY MINERALS 1.4%
   Chesapeake Energy Corp., 5.00%, cvt. pfd. ...........................   United States      105,600       15,285,600
                                                                                                        --------------
   FINANCE 1.6%
   E*TRADE Financial Corp., 6.125%, cvt. pfd. ..........................   United States      598,700       17,218,612
                                                                                                        --------------
   HEALTH TECHNOLOGY 0.9%
   Schering-Plough Corp., 6.00%, cvt. pfd. .............................   United States      134,100        9,672,633
                                                                                                        --------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $38,193,484) ...............                                    42,176,845
                                                                                                        --------------
   TOTAL LONG TERM INVESTMENTS (COST $822,869,005) .....................                                 1,048,035,097
                                                                                                        --------------
   SHORT TERM INVESTMENT (COST $27,577,949) 2.6%
   MONEY MARKET FUND 2.6%
 a Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01%    United States   27,577,949       27,577,949
                                                                                                        --------------
   TOTAL INVESTMENTS (COST $850,446,954) 99.9% .........................                                 1,075,613,046
   OTHER ASSETS, LESS LIABILITIES 0.1% .................................                                     1,361,633
                                                                                                        --------------
   NET ASSETS 100.0% ...................................................                                $1,076,974,679
                                                                                                        ==============


See Selected Portfolio Abbreviations on page 82.

a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

70 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,
                                                     2007                             YEAR ENDED OCTOBER 31,
CLASS A                                           (UNAUDITED)       2006          2005          2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $   9.90      $   9.91      $  10.26      $  10.37      $  10.57      $  10.58
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.18          0.34          0.30          0.27          0.29          0.44

 Net realized and unrealized gains (losses) ...        0.06          0.01         (0.32)        (0.04)        (0.09)         0.06
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............        0.24          0.35         (0.02)         0.23          0.20          0.50
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .      (0.20)        (0.36)        (0.33)        (0.34)        (0.40)        (0.51)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................    $   9.94      $   9.90      $   9.91      $  10.26      $  10.37      $  10.57
                                                  ===============================================================================

Total return c ................................        2.39%         3.63%        (0.16)%        2.23%         1.92%         4.87%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        0.88% e       0.83%         0.81% f       0.79%         0.77%         0.80%

Net investment income .........................        3.59% e       3.43%         2.96%         2.67%         2.80%         4.22%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $187,314      $211,245      $268,197      $309,544      $338,839      $295,623

Portfolio turnover rate .......................       11.47%        45.79%        62.33%        86.82%        92.69%       112.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.


c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized

f     Benefit of expense reduction rounds to less than 0.01%.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 71

Franklin Investors Securities Trust

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,
                                                     2007                             YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                     (UNAUDITED)       2006          2005          2004          2003          2002
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $  9.89       $  9.90       $ 10.24       $ 10.36       $ 10.56       $ 10.57
                                                  -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................        0.18          0.35          0.31          0.28          0.29          0.44

 Net realized and unrealized gains (losses) ...        0.06          0.01         (0.31)        (0.05)        (0.08)         0.07
                                                  -------------------------------------------------------------------------------
Total from investment operations ..............        0.24          0.36            --          0.23          0.21          0.51
                                                  -------------------------------------------------------------------------------
Less distributions from net investment income .       (0.20)        (0.37)        (0.34)        (0.35)        (0.41)        (0.52)
                                                  -------------------------------------------------------------------------------
Redemption fees ...............................          -- d          -- d          -- d          -- d          --            --
                                                  -------------------------------------------------------------------------------
Net asset value, end of period ................     $  9.93       $  9.89       $  9.90       $ 10.24       $ 10.36       $ 10.56
                                                  ===============================================================================

Total return c ................................        2.45%         3.74%         0.04%         2.24%         2.02%         4.97%

RATIOS TO AVERAGE NET ASSETS

Expenses ......................................        0.78% e       0.73%         0.71% f       0.69%         0.67%         0.70%

Net investment income .........................        3.69% e       3.53%         3.06%         2.77%         2.90%         4.32%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $22,010       $22,293       $26,725       $24,141       $16,753       $ 7,348

Portfolio turnover rate .......................       11.47%        45.79%        62.33%        86.82%        92.69%       112.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.


c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

72 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL
   FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                   AMOUNT       VALUE
------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.4%
   MORTGAGE-BACKED SECURITIES 47.4%
 a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.7%
   FHLMC, 4.226%, 12/01/34 ...............................................   $1,160,731   $ 1,144,625
   FHLMC, 4.439%, 9/01/33 ................................................      282,201       280,183
   FHLMC, 4.475%, 8/01/34 ................................................    6,166,691     6,241,096
   FHLMC, 5.481%, 12/01/33 ...............................................    2,241,197     2,276,755
                                                                                          -----------
                                                                                            9,942,659
                                                                                          -----------
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.5%
   FHLMC Gold 15 Year, 5.00%, 10/01/17 ...................................      389,341       385,003
   FHLMC Gold 15 Year, 7.00%, 8/01/07 - 9/01/13 ..........................      308,892       317,486
   FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 .........................    2,167,404     2,316,883
   FHLMC Gold 30 Year, 9.50%, 3/01/21 ....................................       92,496        96,030
                                                                                          -----------
                                                                                            3,115,402
                                                                                          -----------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 27.1%
   FNMA, 3.491%, 5/01/34 .................................................    3,927,863     3,934,293
   FNMA, 3.501%, 4/01/34 .................................................    1,168,282     1,143,542
   FNMA, 3.841%, 1/01/35 .................................................      459,627       460,606
   FNMA, 3.93%, 3/01/33 ..................................................      280,075       275,241
   FNMA, 3.983%, 8/01/34 .................................................    3,812,287     3,861,307
   FNMA, 4.019%, 12/01/34 ................................................    3,001,876     3,015,818
   FNMA, 4.165%, 6/01/33 .................................................      581,965       579,549
   FNMA, 4.179%, 11/01/34 ................................................    1,202,975     1,210,004
   FNMA, 4.219%, 4/01/33 .................................................    2,835,855     2,835,196
   FNMA, 4.246%, 4/01/33 .................................................      893,573       894,478
   FNMA, 4.247%, 6/01/34 .................................................    2,112,981     2,077,087
   FNMA, 4.288%, 12/01/33 ................................................      575,242       571,759
   FNMA, 4.32%, 9/01/33 ..................................................    4,712,774     4,582,282
   FNMA, 4.35%, 1/01/33 ..................................................      606,039       609,059
   FNMA, 4.361%, 2/01/34 .................................................    3,146,993     3,127,693
   FNMA, 4.402%, 4/01/35 .................................................      327,394       324,563
   FNMA, 4.403%, 2/01/35 .................................................    4,355,443     4,364,692
   FNMA, 4.485%, 8/01/34 .................................................    4,873,548     4,829,748
   FNMA, 4.50%, 12/01/32 .................................................      188,464       189,230
   FNMA, 4.611%, 7/01/34 .................................................    3,069,464     3,048,190
   FNMA, 4.656%, 1/01/33 .................................................       60,108        60,685
   FNMA, 4.778%, 3/01/35 .................................................    4,361,185     4,383,543
   FNMA, 4.84%, 9/01/32 ..................................................      103,835       104,748
   FNMA, 4.842%, 10/01/33 ................................................      415,868       416,791
   FNMA, 4.861%, 3/01/33 .................................................    2,899,477     2,939,709
   FNMA, 4.903%, 11/01/32 ................................................    4,899,852     4,888,287
   FNMA, 5.53%, 3/01/34 ..................................................      243,742       245,815
   FNMA, 5.642%, 8/01/33 - 9/01/34 .......................................    1,661,449     1,676,151
                                                                                          -----------
                                                                                           56,650,066
                                                                                          -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.5%
   FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 ...............................      760,027       737,693
   FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 ................................    4,063,692     4,016,435
   FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 ...............................    4,334,805     4,353,397
   FNMA 15 Year, 5.50%, 2/01/21 ..........................................    6,171,105     6,179,771


                                                          Semiannual Report | 73

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                     AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
  FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 .................................   $  3,980,795   $  4,050,396
  FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 ...............................      1,043,343      1,064,051
  FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 .................................        556,186        573,822
  FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 ................................        239,428        247,942
  FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 ................................        310,329        327,517
  FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 .................................        427,665        463,017
                                                                                            ------------
                                                                                              22,014,041
                                                                                            ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.6%
  GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ...........................        875,973        897,949
  GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ..........................        246,750        256,774
  GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ............................      1,128,745      1,124,225
  GNMA I SF 30 Year, 6.00%, 3/15/33 ......................................        269,441        273,715
  GNMA I SF 30 Year, 7.50%, 5/15/07 - 11/15/16 ...........................         57,079         58,989
  GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 ...........................        153,714        161,924
  GNMA I SF 30 Year, 8.50%, 7/15/08 - 1/15/17 ............................        116,117        121,328
  GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ............................        663,173        710,919
  GNMA II SF 30 Year, 5.00%, 9/20/33 .....................................      2,933,289      2,846,074
  GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 .........................        758,725        791,975
  GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 ..........................        124,875        133,358
  GNMA II SF 30 Year, 9.50%, 6/20/16 .....................................         75,259         80,865
                                                                                            ------------
                                                                                               7,458,095
                                                                                            ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $99,413,095) ....................                    99,180,263
                                                                                            ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 49.0%
  FHLB,
     4.625%, 11/21/08 ....................................................     10,000,000      9,959,770
     4.875%, 11/18/11 ....................................................      2,000,000      2,006,322
  FHLMC,
     4.125%, 7/12/10 .....................................................      4,500,000      4,414,999
     5.25%, 7/18/11 ......................................................     16,000,000     16,266,160
     5.75%, 1/15/12 ......................................................      2,000,000      2,077,986
  FNMA,
     4.125%, 5/15/10 .....................................................     17,000,000     16,691,331
     4.125%, 4/15/14 .....................................................      1,800,000      1,721,297
     4.25%, 5/15/09 ......................................................      7,000,000      6,928,166
     4.50%, 2/15/11 ......................................................      4,000,000      3,964,792
     5.125%, 4/15/11 .....................................................      9,000,000      9,103,743
     5.375%, 11/15/11 ....................................................      1,300,000      1,331,174
     7.25%, 1/15/10 ......................................................      3,000,000      3,185,616
  U.S. Treasury Note,
     3.125%, 4/15/09 .....................................................      7,000,000      6,808,599
     4.00%, 11/15/12 .....................................................      1,500,000      1,463,966
     4.625%, 10/31/11 ....................................................      7,000,000      7,032,543
   b Index Linked, 0.875%, 4/15/10 .......................................      7,517,930      7,281,235
   b Index Linked, 2.375%, 4/15/11 .......................................      2,357,661      2,390,817
                                                                                            ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $102,346,914) ........                   102,628,516
                                                                                            ------------
  TOTAL LONG TERM INVESTMENTS (COST $201,760,009) ........................                   201,808,779
                                                                                            ------------


74 | Semiannual Report

Franklin Investors Securities Trust

--------------------------------------------------------------------------------------------------------
  FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                     SHARES          VALUE
--------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $8,179,411) 3.9%
  MONEY MARKET FUND 3.9%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% ..      8,179,411    $  8,179,411
                                                                                            ------------
  TOTAL INVESTMENTS (COST $209,939,420) 100.3% ..........................                    209,988,190
  OTHER ASSETS, LESS LIABILITIES (0.3)% .................................                       (663,790)
                                                                                            ------------
  NET ASSETS 100.0% .....................................................                   $209,324,400
                                                                                            ============

See Selected Portfolio Abbreviations on page 82.

a     The coupon rate shown represents the rate at period end.

b     Principal amount of security is adjusted for inflation. See Note 1(h).

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 75

Franklin Investors Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL RETURN FUND

                                                                         ------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                          APRIL 30,
                                                                             2007      YEAR ENDED OCTOBER 31,
CLASS A                                                                  (UNAUDITED)       2006       2005 g
                                                                         ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................................     $10.10       $ 9.94       $10.00
                                                                         -----------------------------------
Income from investment operations a:

 Net investment income b ..............................................       0.06         0.38         0.31

 Net realized and unrealized gains (losses) ...........................       0.36         0.22         0.04
                                                                         -----------------------------------
Total from investment operations ......................................       0.42         0.60         0.35
                                                                         -----------------------------------
Less distributions from:

 Net investment income ................................................      (0.08)       (0.44)       (0.40)

 Tax return of capital ................................................         --           --        (0.01)
                                                                         -----------------------------------
Total distributions ...................................................      (0.08)       (0.44)       (0.41)
                                                                         -----------------------------------
Redemption fees .......................................................         -- d         -- d         -- d
                                                                         -----------------------------------
Net asset value, end of period ........................................     $10.44       $10.10       $ 9.94
                                                                         ===================================

Total return c ........................................................       4.18%        6.16%        3.53%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates .....................       1.11% e       1.12%       1.63% e

Expenses net of waiver and payments by affiliates and expense reduction       0.90% e,f     0.90% f     0.90% e,f

Net investment income .................................................       1.12% e       3.75%       3.29% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................................     $34,884      $31,452      $23,753

Portfolio turnover rate ...............................................      15.87%        3.53%        8.86%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g For the period November 17, 2004 (commencement of operations) to October 31, 2005.

76 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN REAL RETURN FUND

                                                                         ------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                          APRIL 30,
                                                                             2007      YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                            (UNAUDITED)       2006       2005 g
                                                                         ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................................     $10.11       $ 9.95       $10.00
                                                                         -----------------------------------
Income from investment operations a:

 Net investment income b ..............................................       0.07         0.40         0.36

 Net realized and unrealized gains (losses) ...........................       0.36         0.23         0.02
                                                                         -----------------------------------
Total from investment operations ......................................       0.43         0.63         0.38
                                                                         -----------------------------------
Less distributions from:

 Net investment income ................................................      (0.09)       (0.47)       (0.42)

 Tax return of capital ................................................         --           --        (0.01)
                                                                         -----------------------------------
Total distributions ...................................................      (0.09)       (0.47)       (0.43)
                                                                         -----------------------------------
Redemption fees .......................................................         -- d         -- d         -- d
                                                                         -----------------------------------
Net asset value, end of period ........................................     $10.45       $10.11       $ 9.95
                                                                         ===================================

Total return c ........................................................       4.29%        6.41%        3.81%

RATIOS TO AVERAGE NET ASSETS

Expenses before waiver and payments by affiliates .....................       0.86% e      0.87%        1.38% e

Expenses net of waiver and payments by affiliates and expense reduction       0.65% e,f    0.65% f      0.65% e,f

Net investment income .................................................       1.37% e      4.00%        3.54% e

SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................................     $17,385      $17,892      $  496

Portfolio turnover rate ...............................................      15.87%        3.53%        8.86%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Basedon average daily shares outstanding.


c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.


e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g For the period November 17, 2004 (commencement of operations) to October 31, 2005.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 77

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                                     COUNTRY/
    FRANKLIN REAL RETURN FUND                                      ORGANIZATION       SHARES        VALUE
--------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 89.4%
    COMMON STOCKS 10.2%
    ENERGY MINERALS 2.0%
    Chesapeake Energy Corp. ..................................     United States        4,200     $   141,750
    ConocoPhillips ...........................................     United States        1,700         117,895
    Devon Energy Corp. .......................................     United States        2,500         182,175
    Exxon Mobil Corp. ........................................     United States        1,500         119,070
  a Newfield Exploration Co. .................................     United States        4,600         201,250
    Occidental Petroleum Corp. ...............................     United States        3,400         172,380
    Peabody Energy Corp. .....................................     United States        2,800         134,344
                                                                                                  -----------
                                                                                                    1,068,864
                                                                                                  -----------
    INDUSTRIAL SERVICES 1.6%
    ENSCO International Inc. .................................     United States        2,000         112,760
  a Nabors Industries Ltd. ...................................        Bermuda           3,100          99,572
    Noble Corp. ..............................................     United States        1,600         134,736
    Schlumberger Ltd. ........................................     United States        3,300         243,639
  a Weatherford International Ltd. ...........................        Bermuda           4,450         233,580
                                                                                                  -----------
                                                                                                      824,287
                                                                                                  -----------
    NON-ENERGY MINERALS 1.2%
    Alcoa Inc. ...............................................     United States        3,800         134,862
    Barrick Gold Corp. .......................................        Canada            3,600         101,196
    Freeport-McMoRan Copper & Gold Inc., B ...................     United States        3,573         239,963
    United States Steel Corp. ................................     United States        1,500         152,310
                                                                                                  -----------
                                                                                                      628,331
                                                                                                  -----------
    PROCESS INDUSTRIES 0.3%
    The Dow Chemical Co. .....................................     United States        3,400         151,674
                                                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS 5.1%
    AvalonBay Communities Inc. ...............................     United States        2,300         281,198
    Boston Properties Inc. ...................................     United States        2,700         317,412
    Kimco Realty Corp. .......................................     United States        6,400         307,648
    LaSalle Hotel Properties .................................     United States        5,400         250,722
    ProLogis .................................................     United States        5,989         388,087
    Public Storage Inc. ......................................     United States        3,000         279,960
    Regency Centers Corp. ....................................     United States        3,300         271,920
    Simon Property Group Inc. ................................     United States        2,600         299,728
    Vornado Realty Trust .....................................     United States        2,400         284,712
                                                                                                  -----------
                                                                                                    2,681,387
                                                                                                  -----------
    TOTAL COMMON STOCKS (COST $3,466,600) ....................                                      5,354,543
                                                                                                  -----------


                                                                                  -----------
                                                                                   PRINCIPAL
                                                                                    AMOUNT b
                                                                                  -----------
    CORPORATE BONDS 1.3%
    COMMERCIAL SERVICES 0.2%
c,d ARAMARK Corp., senior note, B, 144A, FRN, 8.86%, 2/01/15 .     United States       50,000          51,625
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ....     United States       50,000          54,687
                                                                                                  -----------
                                                                                                      106,312
                                                                                                  -----------


78 | Semiannual Report

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------
                                                                          COUNTRY/        PRINCIPAL
   FRANKLIN REAL RETURN FUND                                            ORGANIZATION       AMOUNT b      VALUE
--------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   COMMUNICATIONS 0.2%
   Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13        Bermuda          50,000     $    52,250
d  Rogers Wireless Communications Inc., senior secured note,
    FRN, 8.48%, 12/15/10 ...........................................        Canada           50,000          51,125
                                                                                                        -----------
                                                                                                            103,375
                                                                                                        -----------
   CONSUMER DURABLES 0.1%
   Ford Motor Credit Co., senior note, 9.875%, 8/10/11 .............     United States       50,000          53,289
                                                                                                        -----------
   CONSUMER NON-DURABLES 0.1%
   Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .............     United States       50,000          52,563
                                                                                                        -----------
   CONSUMER SERVICES 0.2%
   CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ..............     United States       50,000          51,812
   MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ...................     United States       50,000          48,750
                                                                                                        -----------
                                                                                                            100,562
                                                                                                        -----------
   ELECTRONIC TECHNOLOGY 0.1%
   Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .     United States       50,000          50,750
                                                                                                        -----------
   ENERGY MINERALS 0.1%
   Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ............     United States       50,000          49,875
                                                                                                        -----------
   HEALTH SERVICES 0.1%
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ........        Germany          50,000          50,813
                                                                                                        -----------
   NON-ENERGY MINERALS 0.1%
   Novelis Inc., senior note, 7.25%, 2/15/15 .......................        Canada           50,000          52,938
                                                                                                        -----------
   UTILITIES 0.1%
   TXU Corp., senior note, P, 5.55%, 11/15/14 ......................     United States       50,000          45,112
                                                                                                        -----------
   TOTAL CORPORATE BONDS (COST $666,546) ...........................                                        665,589
                                                                                                        -----------
  U.S. GOVERNMENT SECURITIES 66.4%
e U.S. Treasury Bond, Index Linked,
      3.50%, 1/15/11 ...............................................     United States       584,510        617,229
      2.00%, 7/15/14 ...............................................     United States     1,079,400      1,070,631
      3.875%, 4/15/29 ..............................................     United States       371,298        470,504
e U.S. Treasury Note, Index Linked,
      3.625%, 1/15/08 ..............................................     United States     1,133,460      1,148,248
      3.875%, 1/15/09 ..............................................     United States     2,729,386      2,821,612
      4.25%, 1/15/10 ...............................................     United States       725,592        770,687
      0.875%, 4/15/10 ..............................................     United States     7,088,334      6,865,165
      2.375%, 4/15/11 ..............................................     United States     6,150,420      6,236,913
      3.00%, 7/15/12 ...............................................     United States     2,263,220      2,375,410
      1.875%, 7/15/13 ..............................................     United States     6,425,240      6,352,706
      2.00%, 1/15/14 ...............................................     United States     3,964,104      3,931,741
      1.625%, 1/15/15 ..............................................     United States     1,065,560      1,024,894
      2.00%, 1/15/16 ...............................................     United States     1,025,120      1,010,505
                                                                                                        -----------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $34,757,805) .............                                     34,696,245
                                                                                                        -----------


                                                          Semiannual Report | 79

Franklin Investors Securities Trust

-------------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY/            RINCIPAL
     FRANKLIN REAL RETURN FUND                                            ORGANIZATION          AMOUNT b               VALUE
-------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     FOREIGN GOVERNMENT AND AGENCY SECURITIES 11.5%
   d European Investment Bank, senior note, FRN, 0.508%, 9/21/11 ....     Supranational f     175,000,000   JPY     $ 1,465,489
     Government of Malaysia,
          6.45%, 7/01/08 ............................................        Malaysia           4,005,000   MYR       1,210,580
        g 7.00%, 3/15/09 ............................................        Malaysia              30,000   MYR           9,333
     Government of Singapore, 5.625%, 7/01/08 .......................       Singapore             330,000   SGD         225,530
     Government of Sweden, 8.00%, 8/15/07 ...........................         Sweden            8,145,000   SEK       1,230,588
     Korea Treasury Note, 3.75%, 9/10/07 ............................      South Korea        625,000,000   KRW         668,287
   h Nota Do Tesouro Nacional, Index Linked, 6.00%,
         11/15/09 ...................................................         Brazil                  700 i BRL         549,834
         5/15/15 ....................................................         Brazil                  800 i BRL         623,537
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $5,590,598)                                               -----------
                                                                                                                      5,983,178
     TOTAL LONG TERM INVESTMENTS (COST $44,481,549) .................                                               -----------
                                                                                                                     46,699,555
     SHORT TERM INVESTMENTS 9.9%                                                                                    -----------
     FOREIGN GOVERNMENT SECURITIES 6.2%
   j Egypt Treasury Bill, 1/08/08 ...................................         Egypt               100,000   EGP          16,731
     Government of Canada, 4.50%, 9/01/07 ...........................         Canada              740,000   CAD         667,600
     Government of Malaysia, 3.546%, 1/11/08 ........................        Malaysia           2,400,000   MYR         702,186
     Government of Singapore, 2.625%, 10/01/07 ......................       Singapore              50,000   SGD          32,964
 g,j Malaysia Treasury Bill, 12/06/07 - 12/21/07 ....................        Malaysia           1,090,000   MYR         311,486
   j Norway Treasury Bill, 9/19/07 - 3/19/08 ........................         Norway            2,530,000   NOK         412,797
     Queensland Treasury Corp., 07G, 8.00%, 9/14/07 .................       Australia             215,000   AUD         179,639
   j Sweden Treasury Bill, 12/19/07 .................................         Sweden            1,925,000   SEK         280,933
   j Thailand Treasury Bill, 12/06/07 ...............................        Thailand          22,920,000   THB         645,634
                                                                                                                    -----------
     TOTAL FOREIGN GOVERNMENT SECURITIES
       (COST $3,114,131) ............................................                                                 3,249,970
                                                                                                                    -----------
     TOTAL INVESTMENT BEFORE REPURCHASE AGREEMENT
       (COST $47,595,680) ...........................................                                                49,949,525
                                                                                                                    -----------

80 | Semiannual Report

Franklin Investors Securities Trust

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
  FRANKLIN REAL RETURN FUND                                                      COUNTRY       AMOUNT b         VALUE
------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENT (COST $1,932,465) 3.7%
k Joint Repurchase Agreement, 5.16%, 5/01/07
   (Maturity Value $1,932,742) ...........................................     United States   1,932,465     $ 1,932,465
    ABN AMRO Bank, NV, New York Branch (Maturity Value $177,059)
    Banc of America Securities LLC (Maturity Value $161,519)
    Barclays Capital Inc. (Maturity Value $177,059)
    Bear, Stearns & Co. Inc. (Maturity Value $124,276)
    BNP Paribas Securities Corp. (Maturity Value $161,519)
    Deutsche Bank Securities Inc. (Maturity Value $161,519)
    Goldman, Sachs & Co. (Maturity Value $161,519)
    Greenwich Capital Markets Inc. (Maturity Value $161,519)
    Lehman Brothers Inc. (Maturity Value $146,656)
    Merrill Lynch Government Securities Inc. (Maturity Value $161,519)
    Morgan Stanley & Co. Inc. (Maturity Value $161,519)
    UBS Securities LLC (Maturity Value $177,059)
      Collateralized by U.S. Government Agency Securities, 3.00% - 6.375%,
         5/15/07 - 4/02/12; jU.S. Government Agency Discount Notes,
         7/06/07 - 9/27/07; jU.S. Treasury Bill, 8/02/07 and U.S. Treasury
         Notes, 0.875% - 6.00%, 8/15/07 - 1/31/12                                                            -----------
  TOTAL SHORT TERM INVESTMENTS (COST $5,046,596) .........................                                     5,182,435
                                                                                                             -----------
  TOTAL INVESTMENTS (COST $49,528,145) 99.3% .............................                                    51,881,990
  OTHER ASSETS, LESS LIABILITIES 0.7% ....................................                                       386,541
                                                                                                             -----------
  NET ASSETS 100.0% ......................................................                                   $52,268,531
                                                                                                             ===========

See Currency and Selected Portfolio Abbreviations on page 82.

a     Non-income producing for the twelve months ended April 30, 2007.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2007, the value of this security was $51,625, representing 0.10% of net assets.

d     The coupon rate shown represents the rate at period end.

e     Principal amount of security is adjusted for inflation. See Note 1(h).

f A supranational organization is an entity formed by two or more central governments through international treaties.

g See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

h     Redemption price at maturity is adjusted for inflation. See Note 1(h).

i     Principal amount is stated in 1,000 Real Units.

j     The security is traded on a discount basis with no stated coupon rate.

k     See Note 1(c) regarding joint repurchase agreement.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 81

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS:        SELECTED PORTFOLIO ABBREVIATIONS:

AUD  - Australian Dollar       ADR    - American Depository Receipt
BRL  - Brazilian Real          FHLB   - Federal Home Loan Bank
CAD  - Canadian Dollar         FHLMC  - Federal Home Loan Mortgage Corp.
EGP  - Egyptian Pounds         FNMA   - Federal National Mortgage Association
JPY  - Japanese Yen            FRN    - Floating Rate Note
KRW  - South Korean Won        GNMA   - Government National Mortgage Association
MYR  - Malaysian Ringgit       SF     - Single Family
NOK  - Norwegian Krone
SEK  - Swedish Krona
SGD  - Singapore Dollar
THB  - Thai Baht


82 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

                                                                     -------------------------------------------------------
                                                                                           FRANKLIN
                                                                       FRANKLIN           CONVERTIBLE        FRANKLIN EQUITY
                                                                     BALANCED FUND      SECURITIES FUND        INCOME FUND
                                                                     -------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..................................     $  22,690,293     $   894,934,427      $   822,869,005
  Cost - Sweep Money Fund (Note 7) .............................         1,316,106          51,162,545           27,577,949
                                                                     ------------------------------------------------------
  Total cost of investments ....................................     $  24,006,399     $   946,096,972      $   850,446,954
                                                                     ======================================================
  Value - Unaffiliated issuers .................................     $  24,242,696     $ 1,047,174,101      $ 1,048,035,097
  Value - Sweep Money Fund (Note 7) ............................         1,316,106          51,162,545           27,577,949
                                                                     ------------------------------------------------------
  Total value of investments ...................................        25,558,802       1,098,336,646        1,075,613,046
 Receivables:
  Investment securities sold ...................................             1,950                  --                   --
  Capital shares sold ..........................................           145,256           5,017,126            3,121,045
  Dividends and interest .......................................           122,905           5,082,329            1,198,166
  Affiliates ...................................................            15,299                  --                   --
 Offering costs ................................................            15,658                  --                   --
                                                                     ------------------------------------------------------
        Total assets ...........................................        25,859,870       1,108,436,101        1,079,932,257
                                                                     ------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ......................................            26,873           2,596,041            1,690,626
  Affiliates ...................................................                --             864,625              856,949
  Professional fees ............................................            15,149              15,165               15,297
  Unaffiliated transfer agent fees .............................             1,402             250,694              348,544
 Options written, at value (premiums received $14,609) .........            21,605                  --                   --
 Accrued expenses and other liabilities ........................             9,225              14,210               46,162
                                                                     ------------------------------------------------------
        Total liabilities ......................................            74,254           3,740,735            2,957,578
                                                                     ------------------------------------------------------
          Net assets, at value .................................     $  25,785,616     $ 1,104,695,366      $ 1,076,974,679
                                                                     ======================================================
Net assets consist of:
 Paid-in capital ...............................................     $  23,379,878     $   968,407,529      $   818,327,516
 Undistributed net investment income (distributions in excess of
  net investment income) .......................................            79,585         (17,435,104)             615,014
 Net unrealized appreciation (depreciation) ....................         1,545,407         152,239,674          225,166,092
 Accumulated net realized gain (loss) ..........................           780,746           1,483,267           32,866,057
                                                                     ------------------------------------------------------
          Net assets, at value .................................     $  25,785,616     $ 1,104,695,366      $ 1,076,974,679
                                                                     ======================================================

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 83

Franklin Investors Securities Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007 (unaudited)

                                                                     -------------------------------------------------------
                                                                                           FRANKLIN
                                                                       FRANKLIN           CONVERTIBLE        FRANKLIN EQUITY
                                                                     BALANCED FUND      SECURITIES FUND        INCOME FUND
                                                                     -------------------------------------------------------
CLASS A:
 Net assets, at value ..........................................     $ 23,907,301         $ 805,294,410      $   828,817,251
                                                                     =======================================================
 Shares outstanding ............................................        2,114,162            47,001,063           36,181,249
                                                                     =======================================================
 Net asset value per sharea ....................................     $      11.31         $       17.13      $         22.91
                                                                     =======================================================
 Maximum offering price per share (net asset
  value per share / 94.25%) ....................................     $      12.00         $       18.18      $         24.31
                                                                     =======================================================
CLASS B:
 Net assets, at value ..........................................               --                    --      $    51,533,262
                                                                     =======================================================
 Shares outstanding ............................................               --                    --            2,260,593
                                                                     =======================================================
 Net asset value and maximum offering price per share a ........               --                    --      $         22.80
                                                                     =======================================================
CLASS C:
 Net assets, at value ..........................................     $  1,068,414         $ 299,400,956      $   179,327,097
                                                                     =======================================================
 Shares outstanding ............................................           94,911            17,644,207            7,861,976
                                                                     =======================================================
 Net asset value and maximum offering price per share a ........     $      11.26         $       16.97      $         22.81
                                                                     =======================================================
CLASS R:
 Net assets, at value ..........................................     $     15,156                    --      $    17,297,069
                                                                     =======================================================
 Shares outstanding ............................................            1,341                    --              754,565
                                                                     =======================================================
 Net asset value and maximum offering price per share a ........     $      11.30                    --      $         22.92
                                                                     =======================================================
ADVISOR CLASS:
Net assets, at value ...........................................     $    794,745                    --                   --
                                                                     =======================================================
Shares outstanding .............................................           70,177                    --                   --
                                                                     =======================================================
Net asset value and maximum offering price per share a .........     $      11.32                    --                   --
                                                                     =======================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


84 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007 (unaudited)

                                                                    -------------------------------------
                                                                    FRANKLIN LIMITED
                                                                       MATURITY U.S.
                                                                        GOVERNMENT        FRANKLIN REAL
                                                                     SECURITIES FUND       RETURN FUND
                                                                    -------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...................................     $  201,760,009      $   47,595,680
  Cost - Sweep Money Fund (Note 7) ..............................          8,179,411                  --
  Cost - Repurchase agreements ..................................                 --           1,932,465
                                                                      ----------------------------------
  Total cost of investments .....................................     $  209,939,420      $   49,528,145
                                                                      ==================================
  Value - Unaffiliated issuers ..................................     $  201,808,779      $   49,949,525
  Value - Sweep Money Fund (Note 7) .............................          8,179,411                  --
  Value - Repurchase agreements .................................                 --           1,932,465
                                                                      ----------------------------------
  Total value of investments ....................................        209,988,190          51,881,990
 Foreign currency, at value (cost  $- and $199,062, respectively)                 --             202,953
 Receivables:
  Investment securities sold ....................................            167,813                  --
  Capital shares sold ...........................................            101,934             314,682
  Interest ......................................................          1,703,024             324,434
                                                                      ----------------------------------
        Total assets ............................................        211,960,961          52,724,059
                                                                      ----------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...............................                 --             192,591
  Capital shares redeemed .......................................          2,264,827              69,685
  Affiliates ....................................................            135,588              17,653
  Distributions to shareholders .................................            155,547             130,526
  Professional fees .............................................             13,942              15,254
  Unaffiliated transfer agent fees ..............................             63,326              10,221
 Accrued expenses and other liabilities .........................              3,331              19,598
                                                                      ----------------------------------
        Total liabilities .......................................          2,636,561             455,528
                                                                      ----------------------------------
          Net assets, at value ..................................     $  209,324,400      $   52,268,531
                                                                      ==================================
Net assets consist of:
 Paid-in capital ................................................     $  225,645,764      $   50,161,186
 Distributions in excess of net investment income ...............           (297,910)           (621,034)
 Net unrealized appreciation (depreciation) .....................             48,770           2,363,331
 Accumulated net realized gain (loss) ...........................        (16,072,224)            365,048
                                                                      ----------------------------------
          Net assets, at value ..................................     $  209,324,400      $   52,268,531
                                                                      ==================================

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 85

Franklin Investors Securities Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007 (unaudited)

                                                                    ----------------------------------
                                                                    FRANKLIN LIMITED
                                                                       MATURITY U.S.
                                                                        GOVERNMENT     FRANKLIN REAL
                                                                     SECURITIES FUND    RETURN FUND
                                                                    ----------------------------------
CLASS A:
 Net assets, at value ..........................................     $187,313,914         $34,883,520
                                                                     ================================
 Shares outstanding ............................................       18,850,070           3,342,282
                                                                     ================================
 Net asset value per share a ...................................     $       9.94         $     10.44
                                                                     ================================
 Maximum offering price per share (net asset value per
  share / 97.75% and 95.75%, respectively) .....................     $      10.17         $     10.90
                                                                     ================================
ADVISOR CLASS:
 Net assets, at value ..........................................     $ 22,010,486         $17,385,011
                                                                     ================================
 Shares outstanding ............................................        2,217,327           1,663,908
                                                                     ================================
 Net asset value and maximum offering price per sharea .........     $       9.93         $     10.45
                                                                     ================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

86 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENTS OF OPERATIONS
for the six months ended April 30, 2007 (unaudited)

                                                                    ----------------------------------------------------
                                                                                        FRANKLIN
                                                                      FRANKLIN         CONVERTIBLE       FRANKLIN EQUITY
                                                                    BALANCED FUND     SECURITIES FUND      INCOME FUND
                                                                    ----------------------------------------------------
Investment income:
 Dividends
  Unaffiliated issuers ........................................      $    156,380       $  8,722,244       $ 13,664,515
  Sweep Money Fund (Note 7) ...................................            44,546          1,272,418            559,533
 Interest .....................................................           234,406          6,945,168                 --
                                                                     --------------------------------------------------
        Total investment income ...............................           435,332         16,939,830         14,224,048
                                                                     --------------------------------------------------
Expenses:
 Management fees (Note 3a) ....................................            49,100          2,396,239          2,385,915
 Administrative fees (Note 3b) ................................            20,947                 --                 --
 Distribution fees: (Note 3c)
  Class A .....................................................            35,015            927,604            953,994
  Class B .....................................................                --                 --            251,659
  Class C .....................................................             2,539          1,387,051            851,213
  Class R .....................................................                32                 --             44,774
 Transfer agent fees (Note 3e) ................................             5,401            698,922            951,957
 Custodian fees (Note 4) ......................................               272             10,295              9,239
 Reports to shareholders ......................................             5,891             63,925             95,059
 Registration and filing fees .................................            23,590             37,960             39,127
 Professional fees ............................................            15,626             16,816             17,779
 Trustees' fees and expenses ..................................               459              9,733              7,672
 Amortization of offering costs ...............................            44,986                 --                 --
 Other ........................................................             1,598             18,836             11,974
                                                                     --------------------------------------------------
        Total expenses ........................................           205,456          5,567,381          5,620,362
        Expense reductions (Note 4) ...........................                --               (158)               (32)
        Expenses waived/paid by affiliates (Note 3f) ..........           (93,510)                --                 --
                                                                     --------------------------------------------------
           Net expenses .......................................           111,946          5,567,223          5,620,330
                                                                     --------------------------------------------------
              Net investment income ...........................           323,386         11,372,607          8,603,718
                                                                     --------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................           800,690          2,136,835         32,912,897
  Foreign currency transactions ...............................              (546)                --             (1,103)
                                                                     --------------------------------------------------
           Net realized gain (loss) ...........................           800,144          2,136,835         32,911,794
                                                                     --------------------------------------------------
 Net change in unrealized appreciation (depreciation) on
  investments .................................................           531,684         72,441,513         44,741,949
                                                                     --------------------------------------------------
Net realized and unrealized gain (loss) .......................         1,331,828         74,578,348         77,653,743
                                                                     --------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $  1,655,214       $ 85,950,955       $ 86,257,461
                                                                     ==================================================

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 87

Franklin Investors Securities Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended April 30, 2007 (unaudited)

                                                                             ---------------------------------
                                                                                FRANKLIN
                                                                                 LIMITED
                                                                               MATURITY U.S.
                                                                                GOVERNMENT       FRANKLIN REAL
                                                                             SECURITIES FUND      RETURN FUND
                                                                             ---------------------------------
Investment income:
 Dividends (net of foreign taxes) a:
  Unaffiliated issuers ..................................................      $         --       $     36,321
  Sweep Money Fund (Note 7) .............................................            71,831                 --
 Interest ...............................................................         4,885,267            472,356
                                                                             ---------------------------------
        Total investment income .........................................         4,957,098            508,677
                                                                             ---------------------------------
Expenses:
 Management fees (Note 3a) ..............................................           608,770            107,301
 Administrative fees (Note 3b) ..........................................                --             50,495
 Distribution fees: (Note 3c)
  Class A ...............................................................            99,321             41,035
 Transfer agent fees (Note 3e) ..........................................           222,417             24,434
 Custodian fees (Note 4) ................................................             2,769              5,017
 Reports to shareholders ................................................            15,051              1,741
 Registration and filing fees ...........................................            17,569             18,646
 Professional fees ......................................................            11,133             12,158
 Trustees' fees and expenses ............................................             2,522                456
 Other ..................................................................             4,954              1,878
                                                                             ---------------------------------
        Total expenses ..................................................           984,506            263,161
        Expense reductions (Note 4) .....................................                --               (422)
        Expenses waived/paid by affiliates (Note 3f) ....................                --            (58,012)
                                                                             ---------------------------------
           Net expenses .................................................           984,506            204,727
                                                                             ---------------------------------
              Net investment income .....................................         3,972,592            303,950
                                                                             ---------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................          (326,991)           365,675
  Foreign currency transactions .........................................                --              4,286
                                                                             ---------------------------------
           Net realized gain (loss) .....................................          (326,991)           369,961
                                                                             ---------------------------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................         1,547,226          1,417,095
  Translation of assets and liabilities denominated in foreign currencies                --              4,927
                                                                             ---------------------------------
     Net change in unrealized appreciation (depreciation) ...............         1,547,226          1,422,022
                                                                             ---------------------------------
Net realized and unrealized gain (loss) .................................         1,220,235          1,791,983
                                                                             ---------------------------------
Net increase (decrease) in net assets resulting from operations                $  5,192,827       $  2,095,933
                                                                             =================================

a Foreign taxes withheld on dividends ...................................      $         --       $      1,693


88 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                               ------------------------------------------------------------------------
                                                     FRANKLIN BALANCED FUND       FRANKLIN CONVERTIBLE SECURITIES FUND
                                               ------------------------------------------------------------------------
                                               SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                APRIL 30, 2007      YEAR ENDED        APRIL 30, 2007      YEAR ENDED
                                                 (UNAUDITED)     OCTOBER 31, 2006 a     (UNAUDITED)    OCTOBER 31, 2006
                                               ------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................      $    323,386       $    154,415       $ 11,372,607       $ 21,374,703
  Net realized gain (loss) from investments
    and foreign currency transactions .....           800,144            (19,286)         2,136,835         69,913,327
  Net change in unrealized appreciation
    (depreciation) on investments .........           531,684          1,013,723         72,441,513         11,060,363
                                                 ---------------------------------------------------------------------
      Net increase (decrease) in net assets
         resulting from operations ........         1,655,214          1,148,852         85,950,955        102,348,393
                                                 ---------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ...............................          (306,313)          (107,069)       (12,456,424)       (23,140,732)
    Class C ...............................            (7,624)            (1,076)        (3,713,677)        (7,186,294)
    Class R ...............................              (180)               (68)                --                 --
    Advisor Class .........................            (6,379)            (1,141)                --                 --
  Net realized gains:
    Class A ...............................                --                 --        (50,626,878)       (21,590,256)
    Class C ...............................                --                 --        (19,206,544)        (8,557,998)
                                                 ---------------------------------------------------------------------
 Total distributions to shareholders ......          (320,496)          (109,354)       (86,003,523)       (60,475,280)
                                                 ---------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ...............................         5,387,333         16,239,165         87,113,841        136,363,886
    Class C ...............................           790,100            233,326         28,385,016         39,905,865
    Class R ...............................             3,719             10,000                 --                 --
    Advisor Class .........................           519,766            227,840                 --                 --
                                                 ---------------------------------------------------------------------
 Total capital share transactions .........         6,700,918         16,710,331        115,498,857        176,269,751
                                                 ---------------------------------------------------------------------
 Redemption fees ..........................               150                  1             15,626                (88)
                                                 ---------------------------------------------------------------------
      Net increase (decrease) in
         net assets .......................         8,035,786         17,749,830        115,461,915        218,142,776
Net assets:

 Beginning of period ......................        17,749,830                 --        989,233,451        771,090,675
                                                 ---------------------------------------------------------------------
 End of period ............................      $ 25,785,616       $ 17,749,830       $1,104,695,366     $989,233,451
                                                 =====================================================================
Undistributed net investment income
(distributions in excess of net investment
 income) included in net assets:
  End of period ...........................      $     79,585       $     76,695       $(17,435,104)      $(13,330,487)
                                                 =====================================================================

a     For the period July 3, 2006 (commencement of operations) to October 31,
      2006.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 89

Franklin Investors Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                -----------------------------------------------------------------------------
                                                                                          FRANKLIN LIMITED MATURITY
                                                    FRANKLIN EQUITY INCOME FUND         U.S. GOVERNMENT SECURITIES FUND
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                 APRIL 30, 2007         YEAR ENDED       APRIL 30, 2007         YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2006      (UNAUDITED)       OCTOBER 31, 2006
                                                -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................      $     8,603,718       $  19,049,430       $   3,972,592       $   8,871,709
  Net realized gain (loss) from investments
    and foreign currency transactions .....           32,911,794          63,390,423            (326,991)         (3,687,282)
  Net change in unrealized appreciation
    (depreciation) on investments .........           44,741,949          54,011,482           1,547,226           3,776,779
                                                 ---------------------------------------------------------------------------
      Net increase (decrease) in net assets
         resulting from operations ........           86,257,461         136,451,335           5,192,827           8,961,206
                                                 ---------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ...............................           (8,669,953)        (16,278,868)         (3,945,222)         (8,691,821)
    Class B ...............................             (389,887)           (904,700)                 --                  --
    Class C ...............................           (1,329,672)         (2,940,496)                 --                  --
    Class R ...............................             (182,071)           (447,857)                 --                  --
    Advisor Class .........................                   --                  --            (450,832)           (833,685)
  Net realized gains:
    Class A ...............................          (46,881,439)        (14,982,720)                 --                  --
    Class B ...............................           (3,228,701)         (1,242,475)                 --                  --
    Class C ...............................          (10,790,372)         (3,988,398)                 --                  --
    Class R ...............................           (1,172,139)           (471,352)                 --                  --
                                                 ---------------------------------------------------------------------------
 Total distributions to shareholders ......          (72,644,234)        (41,256,866)         (4,396,054)         (9,525,506)
                                                 ---------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ...............................           82,615,998          13,164,326         (24,667,454)        (56,401,378)
    Class B ...............................             (998,545)         (8,195,831)                 --                  --
    Class C ...............................            4,845,786         (19,720,106)                 --                  --
    Class R ...............................           (1,793,925)         (3,698,975)                 --                  --
    Advisor Class .........................                   --                  --            (356,391)         (4,425,688)
                                                 ---------------------------------------------------------------------------
 Total capital share transactions .........           84,669,314         (18,450,586)        (25,023,845)        (60,827,066)
                                                 ---------------------------------------------------------------------------
 Redemption fees ..........................                7,208               9,042              13,774               6,716
                                                 ---------------------------------------------------------------------------
        Net increase (decrease) in
          net assets ......................           98,289,749          76,752,925         (24,213,298)        (61,384,650)
Net assets:
 Beginning of period ......................          978,684,930         901,932,005         233,537,698         294,922,348
                                                 ---------------------------------------------------------------------------
 End of period ............................      $ 1,076,974,679       $ 978,684,930       $ 209,324,400       $ 233,537,698
                                                 ===========================================================================
Undistributed net investment income
(distributions in excess of net investment
 income) included in net assets:
  End of period ...........................      $       615,014       $   2,582,879       $    (297,910)      $     125,552
                                                 ===========================================================================


90 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Investors Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           -----------------------------------
                                                                                                FRANKLIN REAL RETURN FUND
                                                                                           -----------------------------------
                                                                                           SIX MONTHS ENDED
                                                                                            APRIL 30, 2007       YEAR ENDED
                                                                                              (UNAUDITED)     OCTOBER 31, 2006
                                                                                           -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................      $    303,950       $  1,539,243
  Net realized gain (loss) from investments and foreign currency transactions ..........           369,961                508
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ...........................         1,422,022            830,808
                                                                                              -------------------------------
        Net increase (decrease) in net assets resulting from operations ................         2,095,933          2,370,559
                                                                                              -------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ............................................................................          (271,027)        (1,259,154)
    Advisor Class ......................................................................          (157,998)          (572,904)
                                                                                              -------------------------------
 Total distributions to shareholders ...................................................          (429,025)        (1,832,058)
                                                                                              -------------------------------
 Capital share transactions: (Note 2)
    Class A ............................................................................         2,347,930          7,257,215
    Advisor Class ......................................................................        (1,090,367)        17,299,813
                                                                                              -------------------------------
 Total capital share transactions ......................................................         1,257,563         24,557,028
                                                                                              -------------------------------
 Redemption fees .......................................................................               100                 32
                                                                                              -------------------------------
        Net increase (decrease) in net assets ..........................................         2,924,571         25,095,561
Net assets:
 Beginning of period ...................................................................        49,343,960         24,248,399
                                                                                              ===============================
 End of period .........................................................................      $ 52,268,531       $ 49,343,960
                                                                                              ===============================
Distributions in excess of net investment income included in net assets:
 End of period .........................................................................      $   (621,034)      $   (495,959)
                                                                                              ===============================

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 91

Franklin Investors Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of nine separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differ by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

------------------------------------------------------------------------------------------------------------------
CLASS A, CLASS C,            CLASS A, CLASS B,
CLASS R & ADVISOR CLASS      CLASS C & CLASS R   CLASS A & CLASS C         CLASS A & ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
Franklin Balanced            Franklin Equity     Franklin Convertible      Franklin Limited Maturity
 Fund                          Income Fund         Securities Fund           U.S. Government Securities Fund
                             Securities Fund                               Franklin Real Return Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


92 | Semiannual Report

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 93

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. JOINT REPURCHASE AGREEMENT

Certain funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the funds at period end had been entered into on April 30, 2007. The joint repurchase agreement is valued at cost.

D. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. FOREIGN CURRENCY CONTRACTS

When the funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

F. OPTIONS

The Franklin Balanced Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option,


94 | Semiannual Report

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. OPTIONS (CONTINUED)

the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

G. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the funds may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


                                                          Semiannual Report | 95

Franklin Investors Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

I. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

J. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

L. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


96 | Semiannual Report

Franklin Investors Securities Trust

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                        -------------------------------------------------------------------
                                                FRANKLIN                       FRANKLIN CONVERTIBLE
                                              BALANCED FUND                       SECURITIES FUND
                                        -------------------------------------------------------------------
                                          SHARES           AMOUNT            SHARES             AMOUNT
                                        -------------------------------------------------------------------
CLASS A SHARES:
Six months ended April 30, 2007
 Shares sold ....................         561,446       $  6,138,799         7,097,082       $ 119,705,860
 Shares issued in reinvestment of
  distributions .................           4,724             51,159         2,960,428          48,611,068
 Shares redeemed ................         (73,160)          (802,625)       (4,814,613)        (81,203,087)
                                        -------------------------------------------------------------------
Net increase (decrease) .........         493,010       $  5,387,333         5,242,897       $  87,113,841
                                        ===================================================================
Year ended October 31, 2006a
 Shares sold ....................       1,621,499       $ 16,242,687        14,665,760       $ 243,063,926
 Shares issued in reinvestment of
  distributions .................             528              5,423         2,042,486          33,203,460
 Shares redeemed ................            (875)            (8,945)       (8,440,441)       (139,903,500)
                                        -------------------------------------------------------------------
Net increase (decrease) .........       1,621,152       $ 16,239,165         8,267,805       $ 136,363,886
                                        ===================================================================
CLASS C SHARES:
Six months ended April 30, 2007
 Shares sold ....................          91,416       $    998,734         2,064,103       $  34,332,438
 Shares issued in reinvestment of
  distributions .................             695              7,505           962,222          15,672,752
 Shares redeemed ................         (20,036)          (216,139)       (1,296,127)        (21,620,174)
                                        -------------------------------------------------------------------
Net increase (decrease) .........          72,075       $    790,100         1,730,198       $  28,385,016
                                        ===================================================================
Year ended October 31, 2006a
 Shares sold ....................          22,741       $    232,346         4,412,676       $  72,580,647
 Shares issued in reinvestment of
  distributions .................              97              1,001           676,434          10,904,810
 Shares redeemed ................               2                (21)       (2,650,782)        (43,579,592)
                                        -------------------------------------------------------------------
Net increase (decrease) .........          22,836       $    233,326         2,438,328       $  39,905,865
                                        ===================================================================
CLASS R SHARES:
Six months ended April 30, 2007
 Shares sold ....................             339       $      3,701
 Shares issued in reinvestment of
  distributions .................               2                 18
                                        ----------------------------
Net increase (decrease) .........             341       $      3,719
                                        ============================


Year ended October 31, 2006a
 Shares sold ....................           1,000       $     10,000
                                        ----------------------------
Net increase (decrease) .........           1,000       $     10,000
                                        ============================


                                                          Semiannual Report | 97

Franklin Investors Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                  --------------------------------
                                                             FRANKLIN
                                                           BALANCED FUND
                                                  --------------------------------
                                                      SHARES            AMOUNT
                                                  --------------------------------
ADVISOR CLASS SHARES:
Six months ended April 30, 2007
 Shares sold .................................          51,152       $     556,963
 Shares issued in reinvestment of
  distributions ..............................             577               6,256
 Shares redeemed .............................          (3,967)            (43,453)
                                                  --------------------------------
Net increase (decrease) ......................          47,762       $     519,766
                                                  ================================
Year ended October 31, 2006 a
 Shares sold .................................          22,316       $     226,824
 Shares issued in reinvestment of
  distributions ..............................             104               1,073
 Shares redeemed .............................               5                 (57)
                                                  --------------------------------
Net increase (decrease) ......................          22,415       $     227,840
                                                  ================================

a The Franklin Balanced Fund, for the period July 3, 2006 (commencement of operations) to October 31, 2006.

                                                  -----------------------------------------------------------------------
                                                         FRANKLIN EQUITY                 FRANKLIN LIMITED MATURITY U.S.
                                                           INCOME FUND                     GOVERNMENT SECURITIES FUND
                                                  -----------------------------------------------------------------------
                                                     SHARES              AMOUNT            SHARES              AMOUNT
                                                  -----------------------------------------------------------------------
CLASS A SHARES:
Six months ended April 30, 2007
 Shares sold .................................       5,125,726       $ 114,052,980         1,553,591       $  15,410,059
 Shares issued in reinvestment of
  distributions ..............................       2,314,936          50,800,952           316,313           3,136,643
 Shares redeemed .............................      (3,699,639)        (82,237,934)       (4,357,864)        (43,214,156)
                                                  ----------------------------------------------------------------------
Net increase (decrease) ......................       3,741,023       $  82,615,998        (2,487,960)      $ (24,667,454)
                                                  ======================================================================
Year ended October 31, 2006

 Shares sold .................................       9,072,798       $ 191,974,488         3,081,060       $  30,372,148
 Shares issued in reinvestment of
  distributions ..............................       1,317,616          27,473,973           702,081           6,921,730
 Shares redeemed .............................      (9,787,453)       (206,284,135)       (9,507,198)        (93,695,256)
                                                  ----------------------------------------------------------------------
Net increase (decrease) ......................         602,961       $  13,164,326        (5,724,057)      $ (56,401,378)
                                                  ======================================================================
CLASS B SHARES:
Six months ended April 30, 2007
 Shares sold .................................          52,711       $   1,165,992
 Shares issued in reinvestment of
  distributions ..............................         145,926           3,185,694
 Shares redeemed .............................        (241,422)         (5,350,231)
                                                  --------------------------------
Net increase (decrease) ......................         (42,785)      $    (998,545)
                                                  ================================
Year ended October 31, 2006

 Shares sold .................................         114,749       $   2,409,028
 Shares issued in reinvestment of
  distributions ..............................          90,620           1,877,082
 Shares redeemed .............................        (594,565)        (12,481,941)
                                                  --------------------------------
Net increase (decrease) ......................        (389,196)      $  (8,195,831)
                                                  ================================


98 | Semiannual Report

Franklin Investors Securities Trust

 2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       -------------------------------------------------------------------
                                              FRANKLIN EQUITY              FRANKLIN LIMITED MATURITY U.S.
                                                INCOME FUND                  GOVERNMENT SECURITIES FUND
                                       -------------------------------------------------------------------
                                         SHARES            AMOUNT            SHARES              AMOUNT
                                       -------------------------------------------------------------------
CLASS C SHARES:
Six months ended April 30, 2007
 Shares sold ....................         519,384       $ 11,441,400
 Shares issued in reinvestment of
  distributions .................         501,422         10,951,657
 Shares redeemed ................        (793,101)       (17,547,271)
                                       -----------------------------
Net increase (decrease) .........         227,705       $  4,845,786
                                       =============================

Year ended October 31, 2006
 Shares sold ....................         943,781       $ 19,838,896
 Shares issued in reinvestment of
  distributions .................         296,892          6,153,300
 Shares redeemed ................      (2,172,609)       (45,712,302)
                                       -----------------------------
Net increase (decrease) .........        (931,936)      $(19,720,106)
                                       =============================
CLASS R SHARES:
Six months ended April 30, 2007
 Shares sold ....................         121,278       $  2,665,663
 Shares issued in reinvestment of
  distributions .................          61,434          1,349,044
 Shares redeemed ................        (261,700)        (5,808,632)
                                       -----------------------------
Net increase (decrease) .........         (78,988)      $ (1,793,925)
                                       =============================

Year ended October 31, 2006

 Shares sold ....................         192,890       $  4,074,996
 Shares issued in reinvestment of
  distributions .................          43,689            910,648
 Shares redeemed ................        (409,295)        (8,684,619)
                                       -----------------------------
Net increase (decrease) .........        (172,716)      $ (3,698,975)
                                       =============================

ADVISOR CLASS SHARES:
Six months ended April 30, 2007
 Shares sold ....................                                           200,983           $  1,991,274
 Shares issued in reinvestment of
  distributions .................                                            27,647                273,869
 Shares redeemed ................                                          (265,389)            (2,621,534)
                                                                         ---------------------------------
Net increase (decrease) .........                                           (36,759)          $   (356,391)
                                                                         =================================
Year ended October 31, 2006
 Shares sold ....................                                           281,810           $  2,777,912
 Shares issued in reinvestment of
  distributions .................                                            53,884                530,718
 Shares redeemed ................                                          (781,285)            (7,734,318)
                                                                         ---------------------------------
Net increase (decrease) .........                                          (445,591)          $ (4,425,688)
                                                                         =================================


                                                          Semiannual Report | 99

Franklin Investors Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                     -----------------------------
                                                       FRANKLIN REAL RETURN FUND
                                                     -----------------------------
                                                       SHARES             AMOUNT
                                                     -----------------------------
CLASS A SHARES:
Six months ended April 30, 2007
 Shares sold ..................................         825,795       $  8,476,852
 Shares issued in reinvestment of distributions          21,573            224,863
 Shares redeemed ..............................        (618,726)        (6,353,785)
                                                     -----------------------------
Net increase (decrease) .......................         228,642       $  2,347,930
                                                     =============================
Year ended October 31, 2006
 Shares sold ..................................       2,292,276       $ 23,059,764
 Shares issued in reinvestment of distributions          88,061            885,141
 Shares redeemed ..............................      (1,655,854)       (16,687,690)
                                                     -----------------------------
Net increase (decrease) .......................         724,483       $  7,257,215
                                                     =============================
ADVISOR CLASS SHARES:
Six months ended April 30, 2007
 Shares sold ..................................          53,919       $    555,072
 Shares issued in reinvestment of distributions             710              7,402
 Shares redeemed ..............................        (160,186)        (1,652,841)
                                                     -----------------------------
Net increase (decrease) .......................        (105,557)      $ (1,090,367)
                                                     =============================
Year ended October 31, 2006

 Shares sold ..................................       1,831,089       $ 18,422,808
 Shares issued in reinvestment of distributions           2,306             23,278
 Shares redeemed ..............................        (113,742)        (1,146,273)
                                                     -----------------------------
Net increase (decrease) .......................       1,719,653       $ 17,299,813
                                                     =============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
---------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


100 | Semiannual Report

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Franklin Balanced Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.500%          Up to and including $250 million
        0.475%          Over $250 million, up to and including $500 million
        0.450%          Over $500 million, up to and including $1 billion
        0.425%          Over $1 billion, up to and including $2.5 billion
        0.400%          Over $2.5 billion, up to and including $5 billion
        0.375%          Over $5 billion, up to and including $10 billion
        0.350%          Over $10 billion, up to and including $15 billion
        0.325%          Over $15 billion, up to and including $20 billion
        0.300%          In excess of $20 billion

The Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          Over $250 million, up to and including $10 billion
        0.440%          Over $10 billion, up to and including $12.5 billion
        0.420%          Over $12.5 billion, up to and including $15 billion
        0.400%          Over $15 billion, up to and including $17.5 billion
        0.380%          Over $17.5 billion, up to and including $20 billion
        0.360%          Over $20 billion, up to and including $35 billion
        0.355%          Over $35 billion, up to and including $50 billion
        0.350%          In excess of $50 billion

The Franklin Limited Maturity U.S. Government Securities Fund pays an investment management fee to Advisers based on the month-end net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FRATE        NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          In excess of $250 million


                                                         Semiannual Report | 101

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

The Franklin Real Return Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.425%        Up to and including $500 million
        0.325%        Over $500 million, up to and including $1 billion
        0.280%        Over $1 billion, up to and including $1.5 billion
        0.235%        Over $1.5 billion, up to and including $6.5 billion
        0.215%        Over $6.5 billion, up to and including $11.5 billion
        0.200%        Over $11.5 billion, up to and including $16.5 billion
        0.190%        Over $16.5 billion, up to and including $19 billion
        0.180%        Over $19 billion, up to and including $21.5 billion
        0.170%        In excess of $21.5 billion

B. ADMINISTRATIVE FEES

The Franklin Balanced Fund and Franklin Real Return Funds' pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the funds.

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the funds' Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds' compensation distribution plans, the funds pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.


102 | Semiannual Report

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                              ------------------------------------------------------------------------------
                                                                                  FRANKLIN          FRANKLIN
                                                 FRANKLIN        FRANKLIN     LIMITED MATURITY        REAL
                                 FRANKLIN       CONVERTIBLE       EQUITY       U.S. GOVERNMENT       RETURN
                              BALANCED FUND   SECURITIES FUND   INCOME FUND    SECURITIES FUND        FUND
                              ------------------------------------------------------------------------------
Reimbursement Plans:
Class A .................            --            0.25%            0.25%           0.10%                --

Compensation Plans:
Class A .................          0.35%             --               --              --               0.25%
Class B .................            --              --             1.00%             --                 --
Class C .................          1.00%           1.00%            1.00%             --                 --
Class R .................          0.50%             --             0.50%             --                 --

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                              ------------------------------------------------------------------------------
                                                                                  FRANKLIN          FRANKLIN
                                                 FRANKLIN        FRANKLIN     LIMITED MATURITY        REAL
                                 FRANKLIN       CONVERTIBLE       EQUITY       U.S. GOVERNMENT       RETURN
                              BALANCED FUND   SECURITIES FUND   INCOME FUND    SECURITIES FUND        FUND
                              ------------------------------------------------------------------------------
Sales charges retained
 net of commissions
 paid to unaffiliated
 broker/dealers .........         $2,796         $115,299         $526,896          $14,344         $85,085
Contingent deferred sales
charges retained ........             --         $ 13,938         $ 30,357          $ 7,613         $ 2,178

E. TRANSFER AGENT FEES

For the period ended April 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                              ------------------------------------------------------------------------------
                                                                                  FRANKLIN          FRANKLIN
                                                 FRANKLIN        FRANKLIN     LIMITED MATURITY        REAL
                                 FRANKLIN       CONVERTIBLE       EQUITY       U.S. GOVERNMENT       RETURN
                              BALANCED FUND   SECURITIES FUND   INCOME FUND    SECURITIES FUND        FUND
                              ------------------------------------------------------------------------------
Transfer agent fees .....         $645           $297,066         $482,036         $137,625         $10,144


                                                         Semiannual Report | 103

Franklin Investors Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. EXPENSE WAIVER AND REIMBURSEMENTS

FT Services and Advisers have agreed in advance to waive a portion of their respective fees and to assume payment of other expenses through February 29, 2008. Total expenses waived/paid are not subject to reimbursement by the fund subsequent to the fund's fiscal year end. After February 29, 2008, FT Services and Advisers may discontinue this waiver at any time upon notice to the fund's Board of Trustees.

FT Services agreed in advance to voluntarily waive administrative fees for the Franklin Real Return Fund. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees for the fund. Total expenses waived by Advisers and FT Services are not subject to reimbursement by the fund subsequent to the fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At April 30, 2007, Advisers or its affiliates owned 68.51% and 31.46%, respectively, of the Franklin Balanced Fund's and the Franklin Real Return Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2007, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2006, the capital loss carryforwards were as follows:

                                             -----------------------------------------------------
                                                                  FRANKLIN
                                              FRANKLIN        LIMITED MATURITY        FRANKLIN
                                              BALANCED         U.S. GOVERNMENT       REAL RETURN
                                                FUND           SECURITIES FUND          FUND
                                             -----------------------------------------------------
Capital loss carryovers expiring in:
 2007 ..............................         $        --         $    21,004         $         --
 2008 ..............................                  --           2,364,551                   --
 2011 ..............................                  --           1,752,525                   --
 2012 ..............................                  --           3,322,647                   --
 2013 ..............................                  --           3,980,527                   --
 2014 ..............................              19,398           4,303,979                4,913
                                             ----------------------------------------------------
                                                 $19,398         $15,745,233               $4,913
                                             ====================================================


104 | Semiannual Report

Franklin Investors Securities Trust

5. INCOME TAXES (CONTINUED)

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                -----------------------------------------------------
                                                                     FRANKLIN             FRANKLIN
                                                  FRANKLIN          CONVERTIBLE            EQUITY
                                                BALANCED FUND     SECURITIES FUND        INCOME FUND
                                                -----------------------------------------------------
Investments at cost                             $  24,007,322       $ 970,799,860       $ 850,513,808
                                                =====================================================
Unrealized appreciation ..................      $   1,630,200       $ 217,866,518       $ 234,834,288
Unrealized depreciation ..................            (78,720)        (90,329,732)         (9,735,050)
                                                -----------------------------------------------------
Net unrealized appreciation (depreciation)      $   1,551,480       $ 127,536,786       $ 225,099,238
                                                =====================================================

                                              -----------------------------------
                                                 FRANKLIN
                                              LIMITED MATURITY       FRANKLIN
                                               U.S. GOVERNMENT      REAL RETURN
                                               SECURITIES FUND          FUND
                                              -----------------------------------
Investments at cost ......................      $ 210,146,741       $  49,956,619
                                                =================================
Unrealized appreciation ..................      $   1,264,504       $   2,653,540
Unrealized depreciation ..................         (1,423,055)           (728,169)
                                                ---------------------------------
Net unrealized appreciation (depreciation)      $    (158,551)      $   1,925,371
                                                =================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, bond discounts and premiums and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, paydown losses, bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2007, were as follows:

                                                -----------------------------------------------------
                                                                     FRANKLIN             FRANKLIN
                                                  FRANKLIN          CONVERTIBLE            EQUITY
                                                BALANCED FUND     SECURITIES FUND        INCOME FUND
                                                -----------------------------------------------------
Purchases ................................      $  12,372,058       $  86,848,245       $ 192,259,228
Sales ....................................      $   7,481,534       $  33,814,014       $ 152,318,601


                                              -------------------------------------------------------
                                                  FRANKLIN
                                              LIMITED MATURITY       FRANKLIN
                                               U.S. GOVERNMENT      REAL RETURN
                                               SECURITIES FUND         FUND
                                              ------------------------------------
Purchases ................................      $  24,846,991       $   8,317,762
Sales ....................................      $  48,097,304       $   7,536,372


                                                         Semiannual Report | 105

Franklin Investors Securities Trust

6. INVESTMENT TRANSACTIONS (CONTINUED)

Transactions in options written during the period ended April 30, 2007, were as follows:

--------------------------------------------------------------------------------
                                                      NUMBER OF      PREMIUMS
FRANKLIN BALANCED FUND                                CONTRACTS      RECEIVED
--------------------------------------------------------------------------------
Options outstanding at October 31, 2006 .......            80       $    9,160
Options written ...............................         2,263           96,658
Options expired ...............................        (1,667)         (66,840)
Options exercised .............................          (350)         (24,369)
Options closed ................................            --               --
                                                      ------------------------
Options outstanding at April 30, 2007 .........           326       $   14,609
                                                      ========================

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

The Franklin Convertible Securities Fund has 58.57% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


106 | Semiannual Report

Franklin Investors Securities Trust

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi annual reporting period in 2007. The Funds' are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                         Semiannual Report | 107

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007, May 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust; to approve amendments to certain of Franklin Balanced Fund's, Franklin Convertible Securities Fund's, Franklin Equity Income Fund's, Franklin Limited Maturity U.S. Government Securities Fund's and Franklin Real Return Fund's (each, a "Fund") fundamental investment restrictions (including several Sub-Proposals); to approve the elimination of certain of the Funds' fundamental investment restrictions; and to approve the reclassification of certain of the Fund's investment policies as non-fundamental. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust:
Harris J. Ashton, Robert F. Carlson, Sam I. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John I. Wilson. Charles B. Johnson and Rupert H. Johnson Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust, amendments to certain of the Funds' fundamental investment restrictions (including several Sub-Proposals), the elimination of certain of the Funds' fundamental investment restrictions and the reclassification of certain of the Fund's investment policies as non-fundamental. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

--------------------------------------------------------------------------------------------------------------------------
                                                    % OF           % OF                              % OF           % OF
                                                OUTSTANDING       VOTED                          OUTSTANDING       VOTED
NAME                             FOR              SHARES         SHARES         WITHHELD           SHARES         SHARES
--------------------------------------------------------------------------------------------------------------------------
Harris J. Ashton ....      292,445,977.426        61.632%        98.113%      5,625,569.981         1.185%         1.887%
Robert F. Carlson ...      292,546,627.073        61.653%        98.146%      5,524,920.334         1.164%         1.854%
Sam L. Ginn .........      292,595,351.421        61.663%        98.163%      5,476,195.986         1.154%         1.837%
Edith E. Holiday ....      292,672,339.354        61.679%        98.189%      5,399,208.053         1.138%         1.811%
Frank W. T. LaHaye ..      292,242,986.408        61.589%        98.045%      5,828,560.999         1.228%         1.955%
Frank A. Olson ......      292,468,150.457        61.636%        98.120%      5,603,396.950         1.181%         1.880%
Larry D. Thompson ...      292,820,553.135        61.711%        98.238%      5,250,994.272         1.106%         1.762%
John B. Wilson ......      292,847,259.971        61.716%        98.247%      5,224,287.436         1.101%         1.753%
Charles B. Johnson ..      292,513,040.499        61.646%        98.135%      5,558,506.908         1.171%         1.865%
Rupert H. Johnson Jr.      292,608,652.731        61.666%        98.167%      5,462,894.676         1.151%         1.833%

108 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN BALANCED FUND            SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ..........................    1,662,345.646         89.591%         92.539%
Against ......................          822.468           .045%           .046%
Abstain ......................       10,288.378           .554%           .573%
Broker Non-votes .............      122,908.000          6.624%          6.842%
--------------------------------------------------------------------------------
TOTAL ........................    1,796,364.492         96.814%        100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
FRANKLIN CONVERTIBLE                                 OUTSTANDING         VOTED
SECURITIES FUND                   SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ..........................   31,454,096.913         50.653%         75.741%
Against ......................      691,552.496          1.114%          1.665%
Abstain ......................    1,488,191.299          2.397%          3.584%
Broker Non-votes .............    7,894,796.000         12.713%         19.010%
--------------------------------------------------------------------------------
TOTAL ........................   41,528,636.708         66.877%        100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ..........................   23,320,522.660         50.816%         78.392%
Against ......................      500,252.761          1.090%          1.681%
Abstain ......................    1,763,429.816          3.842%          5.928%
Broker Non-votes .............    4,164,582.000          9.075%         13.999%
--------------------------------------------------------------------------------
TOTAL ........................   29,748,787.237         64.823%        100.000%

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                   SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ..........................   12,589,708.700         55.249%         77.139%
Against ......................      281,890.747          1.238%          1.727%
Abstain ......................      499,706.409          2.193%          3.062%
Broker Non-votes .............    2,949,496.000         12.943%         18.072%
--------------------------------------------------------------------------------
TOTAL ........................   16,320,801.856         71.623%        100.000%


                                                         Semiannual Report | 109

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES
FUND FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust into a Delaware statutory trust: (CONTINUED)

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN REAL RETURN FUND         SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ...........................   3,235,214.117         65.012%         78.168%
Against .......................      22,131.032           .444%           .535%
Abstain .......................     151,272.960          3.040%          3.655%
Broker Non-votes ..............     730,162.000         14.673%         17.642%
--------------------------------------------------------------------------------
TOTAL .........................   4,138,780.109         83.169%        100.000%

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND        SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ...........................   17,985,234.623        39.190%          70.708%
Against .......................      653,744.080         1.425%           2.570%
Abstain .......................    1,230,166.122         2.680%           4.836%
Broker Non-votes ..............    5,566,815.000        12.130%          21.886%
--------------------------------------------------------------------------------
TOTAL .........................   25,435,959.825        55.425%         100.000%

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                   SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For .........................     12,296,391.730        53.962%          75.921%
Against .....................        371,530.220         1.631%           2.293%
Abstain .....................        567,918.231         2.492%           3.507%
Broker Non-votes ............      2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL .......................     16,196,399.181        71.077%         100.000%


110 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND        SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      18,102,262.664         39.445%         71.168%
Against ....................         544,080.632          1.186%          2.139%
Abstain ....................       1,222,801.529          2.664%          4.807%
Broker Non-votes ...........       5,566,815.000         12.130%         21.886%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825         55.425%        100.000%


--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,344,930.680         54.175%         76.220%
Against ....................         320,605.074          1.407%          1.980%
Abstain ....................         570,304.427          2.503%          3.521%
Broker Non-votes ...........       2,960,559.000         12.992%         18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181         71.077%        100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN BALANCED FUND             SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................       1,667,372.665         89.862%         92.876%
Against ....................             532.014           .029%           .030%
Abstain ....................             454.441           .025%           .025%
Broker Non-votes ...........         126,901.000          6.839%          7.069%
--------------------------------------------------------------------------------
TOTAL ......................       1,795,260.120         96.755%        100.000%


                                                         Semiannual Report | 111

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(c) To amend the Fund's fundamental investment restriction regarding lending:
(CONTINUED)

--------------------------------------------------------------------------------
                                                        % OF              % OF
FRANKLIN CONVERTIBLE                                 OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      26,647,921.975        42.914%          67.591%
Against ....................       2,185,655.084         3.519%           5.544%
Abstain ....................       1,477,073.141         2.379%           3.746%
Broker Non-votes ...........       9,114,442.000        14.678%          23.119%
--------------------------------------------------------------------------------
TOTAL ......................      39,425,092.200        63.490%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND        SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      17,991,043.559        39.203%          70.731%
Against ....................         668,359.609         1.456%           2.627%
Abstain ....................       1,209,741.657         2.636%           4.757%
Broker Non-votes ...........       5,566,815.000        12.130%          21.885%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,290,916.345        53.938%          75.887%
Against ....................         357,139.071         1.568%           2.205%
Abstain ....................         587,784.765         2.579%           3.629%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
Total ......................      16,196,399.181        71.077%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN REAL RETURN FUND          SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................       3,096,052.987        62.215%          75.220%
Against ....................          57,108.111         1.148%           1.387%
Abstain ....................         100,206.231         2.013%           2.435%
Broker Non-votes ...........         862,655.000        17.336%          20.958%
--------------------------------------------------------------------------------
TOTAL ......................       4,116,022.329        82.712%         100.000%


112 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN BALANCED FUND             SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................       1,659,654.564        89.446%          92.446%
Against ....................           3,120.924          .169%            .174%
Abstain ....................           5,583.632          .301%            .311%
Broker Non-votes ...........         126,901.000         6.839%           7.069%
--------------------------------------------------------------------------------
TOTAL ......................       1,795,260.120        96.755%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
FRANKLIN CONVERTIBLE                                 OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      27,037,611.226        43.541%          68.580%
Against ....................       1,892,762.245         3.048%           4.801%
Abstain ....................       1,380,276.729         2.223%           3.501%
Broker Non-votes ...........       9,114,442.000        14.678%          23.118%
--------------------------------------------------------------------------------
TOTAL ......................      39,425,092.200        63.490%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      18,124,090.889        39.493%          71.254%
Against ....................         538,540.078         1.173%           2.117%
Abstain ....................       1,206,513.858         2.629%           4.744%
Broker Non-votes ...........       5,566,815.000        12.130%          21.885%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,320,762.445        54.069%          76.071%
Against ....................         347,669.434         1.526%           2.147%
Abstain ....................         567,408.302         2.490%           3.503%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181        71.077%         100.000%


                                                         Semiannual Report | 113

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate: (CONTINUED)

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN REAL RETURN FUND          SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................       3,089,920.054        62.092%          75.071%
Against ....................          53,790.180         1.081%           1.306%
Abstain ....................         109,657.095         2.203%           2.665%
Broker Non-votes ...........         862,655.000        17.336%          20.958%
--------------------------------------------------------------------------------
TOTAL ......................       4,116,022.329        82.712%         100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                        % OF              % OF
FRANKLIN CONVERTIBLE                                 OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      26,654,007.217        42.923%          67.607%
Against ....................       2,227,314.175         3.587%           5.649%
Abstain ....................       1,429,328.808         2.302%           3.626%
Broker Non-votes ...........       9,114,442.000        14.678%          23.118%
--------------------------------------------------------------------------------
TOTAL ......................      39,425,092.200        63.490%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      17,904,327.257        39.014%          70.390%
Against ....................         760,898.134         1.658%           2.991%
Abstain ....................       1,203,919.434         2.623%           4.734%
Broker Non-votes ...........       5,566,815.000        12.130%          21.885%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%


114 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,242,371.998        53.725%          75.587%
Against ....................         408,039.982         1.791%           2.519%
Abstain ....................         585,428.201         2.569%           3.615%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181        71.077%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN REAL RETURN FUND          SHARES VOTED         SHARES           SHARES
---------------------------------- 3,091,129.350        62.116%          75.100%
Against ....................          61,333.459         1.233%           1.490%
Abstain ....................         100,904.520         2.027%           2.452%
Broker Non-votes ...........         862,655.000        17.336%          20.958%
--------------------------------------------------------------------------------
TOTAL ......................       4,116,022.329        82.712%         100.000%

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      18,067,845.153        39.370%          71.033%
Against ....................         568,171.661         1.238%           2.233%
Abstain ....................       1,233,128.011         2.687%           4.849%
Broker Non-votes ...........       5,566,815.000        12.130%          21.885%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%


                                                         Semiannual Report | 115

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,252,051.486        53.768%          75.647%
Against ....................         398,251.746         1.747%           2.459%
Abstain ....................         585,536.949         2.570%           3.615%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181        71.077%         100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                        % OF              % OF
FRANKLIN CONVERTIBLE                                 OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      27,023,146.537        43.518%          68.543%
Against ....................       1,884,049.614         3.034%           4.779%
Abstain ....................       1,403,454.049         2.260%           3.560%
Broker Non-votes ...........       9,114,442.000        14.678%          23.118%
--------------------------------------------------------------------------------
TOTAL ......................      39,425,092.200        63.490%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      18,116,494.038        39.476%          71.224%
Against ....................         549,724.684         1.198%           2.161%
Abstain ....................       1,202,926.103         2.621%           4.729%
Broker Non-votes ...........       5,566,815.000        12.130%          21.886%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%


116 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(g) To amend the Fund's fundamental investment restriction regarding industry concentration: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,294,910.153        53.956%          75.911%
Against ....................         337,531.313         1.481%           2.084%
Abstain ....................         603,398.715         2.648%           3.726%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181        71.077%         100.000%

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                        % OF              % OF
FRANKLIN CONVERTIBLE                                 OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      27,225,603.779        43.844%          69.057%
Against ....................       1,756,620.991         2.829%           4.455%
Abstain ....................       1,328,425.430         2.139%           3.370%
Broker Non-votes ...........       9,114,442.000        14.678%          23.118%
--------------------------------------------------------------------------------
TOTAL ......................      39,425,092.200        63.490%         100.000%

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      18,295,640.777        39.866%          71.928%
Against ....................         441,150.981          .962%           1.735%
Abstain ....................       1,132,353.067         2.467%           4.451%
Broker Non-votes ...........       5,566,815.000        12.130%          21.886%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%


                                                         Semiannual Report | 117

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Funds' fundamental investment restrictions (includes several Sub-Proposals): (CONTINUED)

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments: (CONTINUED)

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,394,304.704        54.392%          76.525%
Against ....................         295,094.739         1.295%           1.822%
Abstain ....................         546,440.738         2.398%           3.374%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
Total ......................      16,196,399.181        71.077%         100.000%

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING         VOTED
FRANKLIN EQUITY INCOME FUND       SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      17,793,519.142        38.772%          69.954%
Against ....................         758,431.875         1.653%           2.982%
Abstain ....................       1,317,193.808         2.870%           5.178%
Broker Non-votes ...........       5,566,815.000        12.130%          21.886%
--------------------------------------------------------------------------------
TOTAL ......................      25,435,959.825        55.425%         100.000%

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,268,611.440        53.840%          75.749%
Against ....................         462,270.444         2.029%           2.854%
Abstain ....................         504,958.297         2.216%           3.118%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181        71.077%         100.000%


118 | Semiannual Report

Franklin Investors Securities Trust

FRANKLIN BALANCED FUND
FRANKLIN CONVERTIBLE SECURITIES FUND
FRANKLIN EQUITY INCOME FUND
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
FRANKLIN REAL RETURN FUND

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007, MAY 11, 2007 AND MAY 18, 2007 (CONTINUED)

Proposal 5. To approve the reclassification of certain of the Fund's investment policies as non-fundamental:

--------------------------------------------------------------------------------
FRANKLIN LIMITED MATURITY                               % OF              % OF
U.S. GOVERNMENT                                      OUTSTANDING         VOTED
SECURITIES FUND                    SHARES VOTED         SHARES           SHARES
--------------------------------------------------------------------------------
For ........................      12,125,961.582        53.214%          74.868%
Against ....................         531,147.141         2.331%           3.280%
Abstain ....................         578,731.458         2.540%           3.573%
Broker Non-votes ...........       2,960,559.000        12.992%          18.279%
--------------------------------------------------------------------------------
TOTAL ......................      16,196,399.181        71.077%         100.000%


                                                         Semiannual Report | 119

Franklin Investors Securities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Investors Securities Trust other than the recently formed Franklin Balanced Fund, which did not require an agreement renewal ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin


120 | Semiannual Report

Franklin Investors Securities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm.

Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2006 and during the previous 10 years ended December 31, 2006, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

FRANKLIN CONVERTIBLE SECURITIES FUND - The Fund's investment performance was shown in comparison with a performance universe consisting of all retail and institutional convertible securities funds as selected by Lipper. Such comparison showed the Fund's income return during 2006 and on an annualized basis during each of the previous three-, five- and ten-year periods to be in the highest quintile of its performance universe. The Lipper report showed that the Fund's total return during 2006 was in the second-highest quintile of it performance universe, and in each of the previous three-, five- and ten-year periods on an annualized basis was in the highest quintile of such universe. The Board was satisfied with this performance.


                                                         Semiannual Report | 121

Franklin Investors Securities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)


FRANKLIN EQUITY INCOME FUND - The Fund's investment performance was shown in comparison with a performance universe consisting of all retail and institutional equity income funds as selected by Lipper. Such comparison showed the Fund's income return during 2006 to be in the second-highest quintile, and on an annualized basis during each of the previous three-, five- and ten-year periods to be in the highest quintile of its performance universe. The Lipper report showed that the Fund's total return during 2006 was in the second-lowest quintile of such universe and on an annualized basis during the previous three-, five- and ten-year periods was in the lowest, second-lowest and middle quintiles of its performance universe, respectively. The Board found such performance satisfactory, noting that the Fund had a total return in excess of 16% for 2006 as shown in such Lipper report.

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND - The Fund's investment performance was shown in comparison to a performance universe consisting of all retail and institutional short U.S. government funds as selected by Lipper. The Lipper report showed the Fund's income return during 2006 to be in the second-lowest quintile of its performance universe and during each of the previous three-, five- and ten-year periods on an annualized basis to be in the highest or second-highest quintile of its performance universe. The Lipper report showed the Fund's total return placed it in the second-lowest quintile of its performance universe during 2006 and on an annualized basis in the second-lowest quintile, second-highest quintile and middle quintile, respectively, for the previous three-, five- and ten-year periods. The Board found such performance acceptable, noting the Fund's conservative investment policy and that its primary investment objective was to generate income.

FRANKLIN REAL RETURN FUND - The Fund has only been in operation for two full calendar years and its investment performance was shown in comparison to a performance universe consisting of all retail and institutional Treasury inflation-protected securities ("TIPS") funds as selected by Lipper. The Lipper report showed the Fund's income return during 2005 and 2006 to be in the middle quintile of such performance universe, and its total return for such years to be in the highest quintile of such universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and Lipper total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and total expenses for


122 | Semiannual Report

Franklin Investors Securities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

each of Franklin Convertible Securities Fund and Franklin Equity Income Fund were in the least expensive quintile of their respective Lipper expense groups. The contractual investment management fee rate for Franklin Limited Maturity U.S. Government Securities Fund was in the second most expensive quintile, but its total expenses were at the median of its Lipper expense group, while the contractual investment management fee rate for Franklin Real Return Fund was in the second most expensive quintile of its Lipper expense group and its total expenses were above the median of its Lipper expense group. The Board was satisfied with the management fees and total expenses of each of these Funds in comparison to their Lipper expense groups as shown in the Lipper reports, noting the small size of Franklin Real Return Fund and the fact its expenses were subsidized through management fee waivers and reimbursements.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                                                         Semiannual Report | 123

Franklin Investors Securities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The management fee structure that includes administrative expenses for Franklin Limited Maturity U.S. Government Securities Fund provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million, which exceeded that Fund's size at year-end. In view of such structures and the favorable fee and expense comparisons of the Fund within its Lipper expense group, the Board believed that to the extent economies of scale may be realized by the Manager of the Fund and its affiliates, that there was a sharing of benefits with the Fund and its shareholders. The management fee structure, which includes administrative expenses for each of Franklin Convertible Securities Fund and Franklin Equity Income Fund, provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million, with additional breakpoints for assets in excess of $10 billion having been added in April 2006. In considering such agreements, the Board took into account management's position that the fee structure for these Funds reaches a relatively low rate quickly as these Funds grow and that such low rate, in effect, reflects anticipated economies of scale as assets increase as shown in the favorable management fee and expense comparisons for these Funds within their Lipper expense groups. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for Franklin Convertible Securities Fund and Franklin Equity Income Fund provides a sharing of benefits with each of these Funds and their shareholders. The Board did not believe the small size of the recently formed Franklin Real Return Fund, whose expenses were subsidized by management, afforded any economies of scale.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


124 | Semiannual Report

Franklin Investors Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report | 125

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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                                   Michigan 7
Arizona                                   Minnesota 7
California 8                              Missouri
Colorado                                  New Jersey
Connecticut                               New York 8
Florida 8                                 North Carolina
Georgia                                   Ohio 7
Kentucky                                  Oregon
Louisiana                                 Pennsylvania
Maryland                                  Tennessee
Massachusetts 7                           Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07

                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON    One Franklin Parkway
   INVESTMENTS        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN INVESTORS
SECURITIES TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.

1-800/DIAL BEN(R)

franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FIST1 S2007 06/07




      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 14, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 14, 2007